Portfolio of Investments January 31, 2025
Core Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2.4%
1,613,936 General Motors Co $ 79,825,275
204,079 (a) Tesla, Inc 82,570,363
TOTAL AUTOMOBILES & COMPONENTS 162,395,638
BANKS - 1.8%
1,516,979 Citigroup, Inc 123,527,600
TOTAL BANKS 123,527,600
CAPITAL GOODS - 5.4%
346,075 (a) Builders FirstSource, Inc 57,891,426
464,651 Dover Corp 94,640,116
425,803 Honeywell International, Inc 95,260,647
163,055 United Rentals, Inc 123,605,473
TOTAL CAPITAL GOODS 371,397,662
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 7.6%
1,468,625 (a) Amazon.com, Inc 349,062,790
411,531 Home Depot, Inc 169,542,541
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 518,605,331
CONSUMER DURABLES & APPAREL - 1.8%
429,601 DR Horton, Inc 60,960,382
555,811 Pulte Homes, Inc 63,240,175
TOTAL CONSUMER DURABLES & APPAREL 124,200,557
CONSUMER SERVICES - 1.5%
389,774 Royal Caribbean Cruises Ltd 103,913,748
TOTAL CONSUMER SERVICES 103,913,748
CONSUMER STAPLES DISTRIBUTION & RETAIL - 4.9%
116,086 Costco Wholesale Corp 113,750,350
2,294,516 Walmart, Inc 225,229,690
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 338,980,040
ENERGY - 3.5%
607,354 Chevron Corp 90,611,143
522,971 EOG Resources, Inc 65,784,522
614,711 Valero Energy Corp 81,756,563
TOTAL ENERGY 238,152,228
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.1%
425,977 Simon Property Group, Inc 74,060,361
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 74,060,361
FINANCIAL SERVICES - 13.3%
343,979 American Express Co 109,196,134
225,236 Ameriprise Financial, Inc 122,384,233
423,425 Apollo Global Management, Inc 72,397,206
2,373,128 Bank of New York Mellon Corp 203,922,889
363,941 Blackstone, Inc 64,457,591
432,060 (a) Fiserv, Inc 93,342,242
207,058 Mastercard, Inc (Class A) 115,006,225
392,477 Visa, Inc (Class A) 134,148,639
TOTAL FINANCIAL SERVICES 914,855,159
HEALTH CARE EQUIPMENT & SERVICES - 7.5%
1,458,017 (a) Boston Scientific Corp 149,242,620
252,325 Cigna Group 74,236,538
325,297 HCA, Inc 107,318,733
485,713 (a) Tenet Healthcare Corp 68,432,105
215,254 UnitedHealth Group, Inc 116,773,143
TOTAL HEALTH CARE EQUIPMENT & SERVICES 516,003,139
INSURANCE - 3.6%
380,855 Allstate Corp 73,249,842
214,125 Aon plc 79,401,833

Core Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INSURANCE (continued)
1,014,755 Arch Capital Group Ltd $ 94,443,248
TOTAL INSURANCE 247,094,923
MATERIALS - 1.3%
194,132 (a) Linde plc 86,606,168
TOTAL MATERIALS 86,606,168
MEDIA & ENTERTAINMENT - 8.4%
670,812 Alphabet, Inc 137,918,947
815,474 Alphabet, Inc (Class A) 166,373,006
390,488 Meta Platforms, Inc 269,116,520
TOTAL MEDIA & ENTERTAINMENT 573,408,473
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 2.0%
1,375,863 Merck & Co, Inc 135,962,782
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 135,962,782
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.6%
950,829 Broadcom, Inc 210,389,933
3,703,861 Nvidia Corp 444,722,590
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 655,112,523
SOFTWARE & SERVICES - 11.1%
1,819,657 Gen Digital, Inc 48,966,970
363,642 (a) GoDaddy, Inc 77,328,471
1,120,035 Microsoft Corp 464,881,727
540,641 Oracle Corp 91,941,408
78,075 (a) ServiceNow, Inc 79,510,019
TOTAL SOFTWARE & SERVICES 762,628,595
TECHNOLOGY HARDWARE & EQUIPMENT - 8.5%
1,775,923 Apple, Inc 419,117,828
1,017,451 (a) Arista Networks, Inc 117,240,879
418,097 Dell Technologies, Inc 43,314,849
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 579,673,556
UTILITIES - 4.0%
1,080,582 Alliant Energy Corp 63,624,668
721,592 American Electric Power Co, Inc 70,975,789
1,967,158 NextEra Energy, Inc 140,769,827
TOTAL UTILITIES 275,370,284
TOTAL COMMON STOCKS
(Cost $3,987,646,318) 6,801,948,767
TOTAL LONG-TERM INVESTMENTS
(Cost $3,987,646,318) 6,801,948,767
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.8%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank Discount Notes 0 .000% 03/21/25 4,971,416
TOTAL GOVERNMENT AGENCY DEBT 4,971,416
REPURCHASE AGREEMENT - 0.3%
24,141,000 (b) Fixed Income Clearing Corporation 4 .340 02/03/25 24,141,000
TOTAL REPURCHASE AGREEMENT 24,141,000
TREASURY DEBT - 0.4%
15,000,000 United States Treasury Bill 0 .000 02/25/25 14,961,054
10,000,000 United States Treasury Bill 0 .000 03/06/25 9,963,446
TOTAL TREASURY DEBT 24,924,500
TOTAL SHORT-TERM INVESTMENTS
(Cost $54,031,065) 54,036,916
TOTAL INVESTMENTS - 100.1%
(Cost $4,041,677,383) 6,855,985,683
OTHER ASSETS & LIABILITIES, NET - (0.1)% (4,957,317)
NET ASSETS - 100.0% $ 6,851,028,366

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $24,149,731 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 6/15/27, valued at $24,623,954.
Fund Level 1 Level 2 Level 3 Total
Core Equity
Long-Term Investments
:
Common stocks $6,801,948,767 $— $— $6,801,948,767
Short-Term Investments
:
Government agency debt — 4,971,416 — 4,971,416
Repurchase agreement — 24,141,000 — 24,141,000
Treasury debt — 24,924,500 — 24,924,500
Total $6,801,948,767 $54,036,916 $— $6,855,985,683
1 1 1 1 1

Large Cap Growth
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.5%
COMMON STOCKS - 99.5%
AUTOMOBILES & COMPONENTS - 2.9%
461,211 (a) Tesla, Inc $ 186,605,971
TOTAL AUTOMOBILES & COMPONENTS 186,605,971
CAPITAL GOODS - 1.8%
387,796 (a) Boeing Co 68,453,750
153,528 Quanta Services, Inc 47,226,748
TOTAL CAPITAL GOODS 115,680,498
COMMERCIAL & PROFESSIONAL SERVICES - 1.8%
550,596 Experian Group Ltd 27,122,151
136,008 Verisk Analytics, Inc 39,094,140
290,170 Waste Connections, Inc 53,324,541
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 119,540,832
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 13.5%
3,424,810 (a) Amazon.com, Inc 814,008,841
478,211 TJX Cos, Inc 59,675,950
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 873,684,791
CONSUMER DURABLES & APPAREL - 0.8%
3,299 (a) NVR, Inc 26,445,378
3,363,700 PRADA S.p.A 26,968,606
TOTAL CONSUMER DURABLES & APPAREL 53,413,984
CONSUMER SERVICES - 4.6%
17,636 Booking Holdings, Inc 83,551,608
4,075,010 (a) Carnival Corp 112,755,527
155,695 (a) Flutter Entertainment plc 41,752,854
24,376 (a) Flutter Entertainment plc 6,507,661
505,777 Starbucks Corp 54,462,067
TOTAL CONSUMER SERVICES 299,029,717
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
67,784 Costco Wholesale Corp 66,420,186
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 66,420,186
FINANCIAL SERVICES - 6.0%
38,345 (a),(b) Adyen NV 61,893,320
3,133,698 (a) Grab Holdings Ltd 14,352,337
238,569 KKR & Co, Inc 39,857,723
676,530 (a) PayPal Holdings, Inc 59,927,027
1,576,245 (a) Rocket Cos, Inc 19,860,687
568,875 Visa, Inc (Class A) 194,441,475
TOTAL FINANCIAL SERVICES 390,332,569
FOOD, BEVERAGE & TOBACCO - 0.4%
492,227 (a) Monster Beverage Corp 23,976,377
TOTAL FOOD, BEVERAGE & TOBACCO 23,976,377
HEALTH CARE EQUIPMENT & SERVICES - 4.9%
143,468 (a) Align Technology, Inc 31,435,273
830,542 (a) DexCom, Inc 72,115,962
177,111 (a) Intuitive Surgical, Inc 101,286,239
137,030 UnitedHealth Group, Inc 74,337,405
175,612 (a) Veeva Systems, Inc 40,963,255
TOTAL HEALTH CARE EQUIPMENT & SERVICES 320,138,134
INSURANCE - 1.9%
503,212 Progressive Corp 124,011,565
TOTAL INSURANCE 124,011,565
MEDIA & ENTERTAINMENT - 14.3%
2,369,100 Alphabet, Inc 487,086,960
519,134 (a) Liberty Media Corp-Liberty Formula One (Class C) 49,681,124
561,841 Match Group, Inc 20,057,723
463,971 Meta Platforms, Inc 319,759,534

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
423,080 Walt Disney Co $ 47,833,425
TOTAL MEDIA & ENTERTAINMENT 924,418,766
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 1.9%
61,789 Eli Lilly & Co 50,115,822
849,847 Novo Nordisk A.S. 71,747,996
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 121,863,818
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.5%
288,215 Applied Materials, Inc 51,979,575
1,380,355 Broadcom, Inc 305,431,151
323,632 Marvell Technology, Inc 36,525,108
4,667,562 Nvidia Corp 560,434,169
1,426,000 Taiwan Semiconductor Manufacturing Co Ltd 47,590,020
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,001,960,023
SOFTWARE & SERVICES - 20.0%
219,440 (a) Atlassian Corp Ltd 67,319,803
130,841 (a) Crowdstrike Holdings, Inc 52,083,877
55,220 Intuit, Inc 33,215,382
1,633,445 Microsoft Corp 677,977,682
305,490 (a) Palo Alto Networks, Inc 56,338,466
122,733 Roper Industries, Inc 70,651,252
439,139 Salesforce, Inc 150,053,796
84,424 (a) ServiceNow, Inc 85,975,713
335,819 (a) Snowflake, Inc 60,954,507
151,657 (a) Workday, Inc 39,743,233
TOTAL SOFTWARE & SERVICES 1,294,313,711
TECHNOLOGY HARDWARE & EQUIPMENT - 7.1%
1,831,392 Apple, Inc 432,208,512
239,993 (a) Arista Networks, Inc 27,654,393
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 459,862,905
TRANSPORTATION - 0.5%
485,430 (a) Uber Technologies, Inc 32,450,995
TOTAL TRANSPORTATION 32,450,995
UTILITIES - 0.6%
123,762 Constellation Energy Corp 37,126,125
TOTAL UTILITIES 37,126,125
TOTAL COMMON STOCKS
(Cost $2,451,590,076) 6,444,830,967
TOTAL LONG-TERM INVESTMENTS
(Cost $2,451,590,076) 6,444,830,967
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.4%
$ 26,296,000 (c) Fixed Income Clearing Corporation 4 .340% 02/03/25 26,296,000
TOTAL REPURCHASE AGREEMENT 26,296,000
TREASURY DEBT - 0.1%
5,537,000 United States Treasury Bill 0 .000 02/25/25 5,522,624
TOTAL TREASURY DEBT 5,522,624
TOTAL SHORT-TERM INVESTMENTS
(Cost $31,817,256) 31,818,624
TOTAL INVESTMENTS - 100.0%
(Cost $2,483,407,332) 6,476,649,591
OTHER ASSETS & LIABILITIES, NET - 0.0% 372,596
NET ASSETS - 100.0% $ 6,477,022,187

Large Cap Growth

Portfolio of Investments January 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $61,893,320 or 1.0% of Total
Investments.
(c) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $26,305,510 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $26,822,049.
Fund Level 1 Level 2 Level 3 Total
Large Cap Growth
Long-Term Investments
:
Common stocks $6,167,756,020 $277,074,947 $— $6,444,830,967
Short-Term Investments
:
Repurchase agreement — 26,296,000 — 26,296,000
Treasury debt — 5,522,624 — 5,522,624
Total $6,167,756,020 $308,893,571 $— $6,476,649,591
1 1 1 1 1

Portfolio of Investments January 31, 2025
Large Cap Value

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 99.7%
BANKS - 11.0%
3,677,946 Bank of America Corp $ 170,288,900
1,043,024 Fifth Third Bancorp 46,216,394
1,092,438 JPMorgan Chase & Co 292,008,677
417,756 PNC Financial Services Group, Inc 83,948,068
2,077,479 Wells Fargo & Co 163,705,345
TOTAL BANKS 756,167,384
CAPITAL GOODS - 12.8%
206,498 Allegion plc 27,408,479
533,835 (a) Boeing Co 94,232,554
112,556 Deere & Co 53,639,687
436,613 Dover Corp 88,929,336
319,297 Eaton Corp plc 104,231,313
668,124 Emerson Electric Co 86,822,714
412,473 Honeywell International, Inc 92,278,460
629,775 Masco Corp 49,928,562
163,296 Parker-Hannifin Corp 115,458,437
975,223 RTX Corp 125,755,006
103,430 Trane Technologies plc 37,519,232
TOTAL CAPITAL GOODS 876,203,780
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
219,389 Home Depot, Inc 90,383,880
44,003 (a) O'Reilly Automotive, Inc 56,958,363
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 147,342,243
CONSUMER DURABLES & APPAREL - 1.2%
10,117 (a) NVR, Inc 81,099,693
TOTAL CONSUMER DURABLES & APPAREL 81,099,693
CONSUMER SERVICES - 2.0%
10,779 Booking Holdings, Inc 51,066,159
341,855 Hilton Worldwide Holdings, Inc 87,538,810
TOTAL CONSUMER SERVICES 138,604,969
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
1,750,241 Walmart, Inc 171,803,657
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 171,803,657
ENERGY - 6.7%
267,110 Chevron Corp 39,850,141
938,513 ConocoPhillips 92,753,240
615,739 EOG Resources, Inc 77,453,809
1,600,362 Exxon Mobil Corp 170,966,672
612,523 Valero Energy Corp 81,465,559
TOTAL ENERGY 462,489,421
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.4%
813,475 Prologis, Inc 97,006,894
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 97,006,894
FINANCIAL SERVICES - 11.1%
349,088 American Express Co 110,817,985
357,054 (a) Berkshire Hathaway, Inc 167,340,498
90,440 BlackRock, Inc 97,268,220
808,138 Charles Schwab Corp 66,849,175
451,140 (a) Fiserv, Inc 97,464,286
195,237 Goldman Sachs Group, Inc 125,029,775
625,025 Intercontinental Exchange, Inc 99,897,746
TOTAL FINANCIAL SERVICES 764,667,685
FOOD, BEVERAGE & TOBACCO - 2.1%
811,181 Mondelez International, Inc 47,040,386

Large Cap Value

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
731,718 Philip Morris International, Inc $ 95,269,684
TOTAL FOOD, BEVERAGE & TOBACCO 142,310,070
HEALTH CARE EQUIPMENT & SERVICES - 8.5%
959,210 Abbott Laboratories 122,711,735
234,646 Cigna Group 69,035,200
180,936 Elevance Health, Inc 71,596,375
211,729 HCA, Inc 69,851,515
145,432 Humana, Inc 42,645,025
380,653 UnitedHealth Group, Inc 206,500,446
TOTAL HEALTH CARE EQUIPMENT & SERVICES 582,340,296
HOUSEHOLD & PERSONAL PRODUCTS - 1.6%
668,943 Procter & Gamble Co 111,037,849
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 111,037,849
INSURANCE - 5.2%
1,296,553 American International Group, Inc 95,504,094
360,063 Chubb Ltd 97,893,929
414,988 Marsh & McLennan Cos, Inc 90,002,597
862,193 Metlife, Inc 74,588,316
TOTAL INSURANCE 357,988,936
MATERIALS - 4.2%
921,940 DuPont de Nemours, Inc 70,804,992
273,827 (a) Linde plc 122,159,701
134,819 Reliance Steel & Aluminum Co 39,030,100
1,116,762 Smurfit WestRock plc 59,288,895
TOTAL MATERIALS 291,283,688
MEDIA & ENTERTAINMENT - 3.2%
323,931 Alphabet, Inc 66,600,214
1,183,740 Comcast Corp (Class A) 39,844,688
1,014,775 Walt Disney Co 114,730,461
TOTAL MEDIA & ENTERTAINMENT 221,175,363
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
588,595 AbbVie, Inc 108,242,621
354,386 Danaher Corp 78,935,938
907,201 Johnson & Johnson 138,030,632
292,293 Merck & Co, Inc 28,884,394
1,139,313 Sanofi (ADR) 61,910,268
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 416,003,853
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
278,127 Analog Devices, Inc 58,932,330
314,077 Applied Materials, Inc 56,643,787
243,860 Broadcom, Inc 53,958,902
729,491 Intel Corp 14,174,010
492,536 Lam Research Corp 39,920,043
515,521 Micron Technology, Inc 47,036,136
271,876 NXP Semiconductors NV 56,699,740
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 327,364,948
SOFTWARE & SERVICES - 3.4%
320,936 Accenture plc 123,544,313
150,919 Microsoft Corp 62,640,440
282,756 Oracle Corp 48,085,486
TOTAL SOFTWARE & SERVICES 234,270,239
TECHNOLOGY HARDWARE & EQUIPMENT - 2.2%
1,123,243 Cisco Systems, Inc 68,068,526
544,133 TE Connectivity plc 80,515,360
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 148,583,886
TELECOMMUNICATION SERVICES - 1.4%
418,771 T-Mobile US, Inc 97,561,080
TOTAL TELECOMMUNICATION SERVICES 97,561,080
TRANSPORTATION - 2.3%
1,258,847 CSX Corp 41,378,301
83,796 FedEx Corp 22,195,046

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
370,229 Union Pacific Corp $ 91,739,044
TOTAL TRANSPORTATION 155,312,391
UTILITIES - 3.9%
634,164 Ameren Corp 59,738,249
595,317 American Electric Power Co, Inc 58,555,380
764,922 Duke Energy Corp 85,663,615
931,248 NextEra Energy, Inc 66,640,107
TOTAL UTILITIES 270,597,351
TOTAL COMMON STOCKS
(Cost $4,226,224,335) 6,851,215,676
TOTAL LONG-TERM INVESTMENTS
(Cost $4,226,224,335) 6,851,215,676
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.5%
REPURCHASE AGREEMENT - 0.4%
$ 25,134,000 (b) Fixed Income Clearing Corporation 4 .340% 02/03/25 25,134,000
TOTAL REPURCHASE AGREEMENT 25,134,000
TREASURY DEBT - 0.1%
10,000,000 United States Treasury Bill 0 .000 02/25/25 9,974,036
TOTAL TREASURY DEBT 9,974,036
TOTAL SHORT-TERM INVESTMENTS
(Cost $35,105,567) 35,108,036
TOTAL INVESTMENTS - 100.2%
(Cost $4,261,329,902) 6,886,323,712
OTHER ASSETS & LIABILITIES, NET - (0.2)% (10,889,711)
NET ASSETS - 100.0% $ 6,875,434,001
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $25,143,090 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $25,636,723.

Large Cap Value

Portfolio of Investments January 31, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Value
Long-Term Investments
:
Common stocks $6,851,215,676 $— $— $6,851,215,676
Short-Term Investments
:
Repurchase agreement — 25,134,000 — 25,134,000
Treasury debt — 9,974,036 — 9,974,036
Total $6,851,215,676 $35,108,036 $— $6,886,323,712
1 1 1 1 1

Portfolio of Investments January 31, 2025
Quant Mid Cap Growth

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.1%
COMMON STOCKS - 100.1%
BANKS - 0.5%
353,366 (a) NU Holdings Ltd $ 4,678,566
TOTAL BANKS 4,678,566
CAPITAL GOODS - 9.6%
46,735 (a) Axon Enterprise, Inc 30,479,632
115,941 Howmet Aerospace, Inc 14,675,812
50,411 (a) Middleby Corp 8,627,339
37,094 Quanta Services, Inc 11,410,485
106,345 Vertiv Holdings Co 12,444,492
18,238 W.W. Grainger, Inc 19,380,975
TOTAL CAPITAL GOODS 97,018,735
COMMERCIAL & PROFESSIONAL SERVICES - 11.1%
850,609 (a) ACV Auctions, Inc 17,998,886
455,138 (a) Cimpress plc 30,257,574
252,593 Experian Group Ltd 12,442,636
111,175 Verisk Analytics, Inc 31,956,142
103,074 Waste Connections, Inc 18,941,909
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 111,597,147
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.8%
3,532 (a) Autozone, Inc 11,832,942
94,068 (a) Burlington Stores, Inc 26,708,727
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 38,541,669
CONSUMER DURABLES & APPAREL - 6.9%
168,940 (a) BK LC Lux Finco 2 Sarl 9,991,111
87,402 (a) Garmin Ltd 18,865,722
526 (a) NVR, Inc 4,216,511
1,125,600 PRADA S.p.A 9,024,545
241,828 (a) SharkNinja Global SPV Ltd 27,038,789
TOTAL CONSUMER DURABLES & APPAREL 69,136,678
CONSUMER SERVICES - 5.3%
615,755 (a) Carnival Corp 17,037,941
64,047 (a) DraftKings, Inc 2,686,772
68,722 (a) Expedia Group, Inc 11,748,026
19,257 (a) Flutter Entertainment plc 5,141,041
112,477 Las Vegas Sands Corp 5,154,821
40,564 Wingstop, Inc 12,084,015
TOTAL CONSUMER SERVICES 53,852,616
ENERGY - 4.1%
117,538 Cheniere Energy, Inc 26,287,374
1,039,376 Permian Resources Corp 15,226,858
TOTAL ENERGY 41,514,232
FINANCIAL SERVICES - 8.7%
6,243 (a),(b) Adyen NV 10,076,933
53,539 Ameriprise Financial, Inc 29,090,951
28,761 (a) Coinbase Global, Inc 8,378,942
70,238 FirstCash Holdings, Inc 7,666,478
814,235 (a) Grab Holdings Ltd 3,729,196
193,830 Jefferies Financial Group, Inc 14,903,589
109,713 Tradeweb Markets, Inc 13,922,580
TOTAL FINANCIAL SERVICES 87,768,669
FOOD, BEVERAGE & TOBACCO - 0.9%
349,328 (a) Celsius Holdings, Inc 8,726,213
TOTAL FOOD, BEVERAGE & TOBACCO 8,726,213
HEALTH CARE EQUIPMENT & SERVICES - 7.2%
63,344 (a) Align Technology, Inc 13,879,304
283,694 (a) DexCom, Inc 24,633,150
23,097 (a) HealthEquity, Inc 2,550,371
32,022 (a) Inspire Medical Systems, Inc 6,196,257

Quant Mid Cap Growth

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
108,795 (a) Veeva Systems, Inc $ 25,377,521
TOTAL HEALTH CARE EQUIPMENT & SERVICES 72,636,603
INSURANCE - 1.7%
101,506 Arch Capital Group Ltd 9,447,164
17,230 Kinsale Capital Group, Inc 7,614,626
TOTAL INSURANCE 17,061,790
MATERIALS - 0.7%
64,250 Westlake Chemical Corp 7,341,848
TOTAL MATERIALS 7,341,848
MEDIA & ENTERTAINMENT - 6.1%
69,097 (a) Liberty Media Corp-Liberty Formula One (Class A) 6,081,918
162,492 Match Group, Inc 5,800,964
171,011 (a) Reddit, Inc 34,125,245
218,024 (a) ROBLOX Corp 15,494,966
TOTAL MEDIA & ENTERTAINMENT 61,503,093
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
714,439 (a) Elanco Animal Health, Inc 8,594,701
39,178 (a) Krystal Biotech, Inc 6,258,294
37,466 (a) Natera, Inc 6,628,485
35,064 (a) Repligen Corp 5,827,987
99,291 (a) Sarepta Therapeutics, Inc 11,291,373
19,953 (a) United Therapeutics Corp 7,006,895
46,920 West Pharmaceutical Services, Inc 16,025,526
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 61,633,261
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
48,379 Entegris, Inc 4,912,404
32,653 Monolithic Power Systems, Inc 20,812,042
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 25,724,446
SOFTWARE & SERVICES - 20.7%
49,431 (a) Cloudflare, Inc 6,841,250
516,973 (a) Confluent, Inc 15,343,759
209,652 (a) Datadog, Inc 29,919,437
87,440 (a) GoDaddy, Inc 18,594,116
34,044 (a) HubSpot, Inc 26,538,319
186,448 (a) Klaviyo, Inc 8,578,473
188,134 (a) Life360, Inc 8,601,486
57,111 (a) MongoDB, Inc 15,609,579
124,704 (a) Palantir Technologies, Inc 10,286,833
102,470 (a) PTC, Inc 19,825,896
405,173 (a) SentinelOne, Inc 9,703,893
19,717 (a) ServiceTitan, Inc 2,026,316
31,263 (a) Snowflake, Inc 5,674,547
146,198 (a) Trade Desk, Inc 17,350,779
69,631 (a) Zscaler, Inc 14,106,544
TOTAL SOFTWARE & SERVICES 209,001,227
TECHNOLOGY HARDWARE & EQUIPMENT - 1.2%
282,105 (a) Flextronics International Ltd 11,749,673
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 11,749,673
TELECOMMUNICATION SERVICES - 0.0%
153,712 (a),(c) GCI Liberty, Inc 1,537
TOTAL TELECOMMUNICATION SERVICES 1,537
TRANSPORTATION - 0.9%
626,944 (a) Grab Holdings Ltd 2,871,404

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
34,146 Old Dominion Freight Line $ 6,337,839
TOTAL TRANSPORTATION 9,209,243
UTILITIES - 2.0%
119,311 Vistra Corp 20,047,827
TOTAL UTILITIES 20,047,827
TOTAL COMMON STOCKS
(Cost $699,969,247) 1,008,745,073
TOTAL LONG-TERM INVESTMENTS
(Cost $699,969,247) 1,008,745,073
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 459,000 (d) Fixed Income Clearing Corporation 4 .340% 02/03/25 459,000
TOTAL REPURCHASE AGREEMENT 459,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $459,000) 459,000
TOTAL INVESTMENTS - 100.1%
(Cost $700,428,247) 1,009,204,073
OTHER ASSETS & LIABILITIES, NET - (0.1)% (1,234,452)
NET ASSETS - 100.0% $ 1,007,969,621
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $10,076,933 or 1.0% of Total
Investments.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $459,166 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $468,309.

Quant Mid Cap Growth

Portfolio of Investments January 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Quant Mid Cap Growth
Long-Term Investments
:
Common stocks $977,199,422 $31,544,114 $1,537 $1,008,745,073
Short-Term Investments
:
Repurchase agreement — 459,000 — 459,000
Total $977,199,422 $32,003,114 $1,537 $1,009,204,073
1 1 1 1 1

Portfolio of Investments January 31, 2025
Mid Cap Value

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
BANKS - 4.2%
307,482 East West Bancorp, Inc $ 31,661,422
645,759 Fifth Third Bancorp 28,613,581
90,358 M&T Bank Corp 18,183,644
TOTAL BANKS 78,458,647
CAPITAL GOODS - 17.8%
150,045 Ametek, Inc 27,692,305
155,783 Crane Co 26,532,961
95,792 Dover Corp 19,510,915
188,230 Howmet Aerospace, Inc 23,826,153
76,449 Hubbell, Inc 32,338,691
197,053 ITT, Inc 29,758,944
129,694 L3Harris Technologies, Inc 27,496,425
388,621 nVent Electric plc 25,295,341
135,665 Owens Corning, Inc 25,036,976
28,315 Parker-Hannifin Corp 20,020,121
37,371 United Rentals, Inc 28,329,460
155,743 WESCO International, Inc 28,812,455
102,558 Westinghouse Air Brake Technologies Corp 21,323,859
TOTAL CAPITAL GOODS 335,974,606
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 1.3%
134,006 (a) Autonation, Inc 25,266,831
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 25,266,831
CONSUMER DURABLES & APPAREL - 2.8%
283,822 (a) Skechers U.S.A., Inc (Class A) 21,383,150
293,010 (b) Whirlpool Corp 30,768,980
TOTAL CONSUMER DURABLES & APPAREL 52,152,130
CONSUMER SERVICES - 5.6%
106,781 Darden Restaurants, Inc 20,847,923
578,790 (a) MGM Resorts International 19,956,679
55,445 Royal Caribbean Cruises Ltd 14,781,637
462,598 Travel & Leisure Co 25,146,827
233,344 Wyndham Hotels & Resorts, Inc 24,505,787
TOTAL CONSUMER SERVICES 105,238,853
ENERGY - 7.1%
765,680 Baker Hughes Co 35,359,103
183,733 Diamondback Energy, Inc 30,198,356
2,049,499 Permian Resources Corp 30,025,160
112,625 Valero Energy Corp 14,979,125
433,972 Williams Cos, Inc 24,055,068
TOTAL ENERGY 134,616,812
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 8.5%
186,034 Digital Realty Trust, Inc 30,483,531
134,126 EastGroup Properties, Inc 22,750,452
239,090 Rexford Industrial Realty, Inc 9,721,400
708,740 STAG Industrial, Inc 24,224,733
318,115 Ventas, Inc 19,220,508
916,868 VICI Properties, Inc 27,295,160
904,598 Weyerhaeuser Co 27,698,791
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 161,394,575
FINANCIAL SERVICES - 7.9%
503,227 Fidelity National Information Services, Inc 40,997,903
553,193 Jefferies Financial Group, Inc 42,535,010
514,598 OneMain Holdings, Inc 28,580,773
221,231 Raymond James Financial, Inc 37,272,999
TOTAL FINANCIAL SERVICES 149,386,685
FOOD, BEVERAGE & TOBACCO - 1.8%
200,481 Bunge Global S.A. 15,262,619

Mid Cap Value

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
480,638 Campbell Soup Co $ 18,634,335
TOTAL FOOD, BEVERAGE & TOBACCO 33,896,954
HEALTH CARE EQUIPMENT & SERVICES - 0.8%
54,209 Humana, Inc 15,895,705
TOTAL HEALTH CARE EQUIPMENT & SERVICES 15,895,705
INSURANCE - 9.9%
170,531 Allstate Corp 32,798,227
434,735 American International Group, Inc 32,022,580
225,256 Arch Capital Group Ltd 20,964,576
72,298 Everest Re Group Ltd 25,124,278
558,909 Fidelity National Financial, Inc 32,511,737
170,392 Metlife, Inc 14,740,612
366,958 Unum Group 27,980,547
TOTAL INSURANCE 186,142,557
MATERIALS - 3.8%
357,630 DuPont de Nemours, Inc 27,465,984
162,235 Nucor Corp 20,835,841
204,085 Westlake Chemical Corp 23,320,793
TOTAL MATERIALS 71,622,618
MEDIA & ENTERTAINMENT - 1.6%
160,849 (a) Take-Two Interactive Software, Inc 29,839,098
TOTAL MEDIA & ENTERTAINMENT 29,839,098
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.4%
257,145 (a) BioMarin Pharmaceutical, Inc 16,292,707
1,901,967 (a) Elanco Animal Health, Inc 22,880,663
952,053 (a) Exelixis, Inc 31,560,557
166,564 (a) Jazz Pharmaceuticals plc 20,715,565
82,664 (a) United Therapeutics Corp 29,029,117
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 120,478,609
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
252,026 Marvell Technology, Inc 28,443,654
356,039 Microchip Technology, Inc 19,332,918
91,577 (a) Onto Innovation, Inc 18,751,307
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 66,527,879
SOFTWARE & SERVICES - 3.4%
51,945 (a) Check Point Software Technologies 11,325,049
1,455,307 Gen Digital, Inc 39,162,311
24,034 Roper Industries, Inc 13,835,172
TOTAL SOFTWARE & SERVICES 64,322,532
TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
1,845,743 Hewlett Packard Enterprise Co 39,111,294
561,752 HP, Inc 18,256,940
282,504 TD SYNNEX Corp 40,259,645
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 97,627,879
TRANSPORTATION - 0.8%
118,657 (b) TFI International, Inc 15,640,179
TOTAL TRANSPORTATION 15,640,179
UTILITIES - 6.9%
550,677 Alliant Energy Corp 32,423,862
289,606 American Electric Power Co, Inc 28,485,646
513,575 CMS Energy Corp 33,895,950
910,066 FirstEnergy Corp 36,220,627
TOTAL UTILITIES 131,026,085
TOTAL COMMON STOCKS
(Cost $1,480,305,573) 1,875,509,234
TOTAL LONG-TERM INVESTMENTS
(Cost $1,480,305,573) 1,875,509,234

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
692,984 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (d) $ 692,984
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $692,984) 692,984
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.4%
$ 8,343,000 (e) Fixed Income Clearing Corporation 4 .340 02/03/25 8,343,000
TOTAL REPURCHASE AGREEMENT 8,343,000
TREASURY DEBT - 0.3%
5,000,000 United States Treasury Bill 0 .000 02/25/25 4,987,018
TOTAL TREASURY DEBT 4,987,018
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,328,783) 13,330,018
TOTAL INVESTMENTS - 100.0%
(Cost $1,494,327,340) 1,889,532,236
OTHER ASSETS & LIABILITIES, NET - (0.0)% (318,433)
NET ASSETS - 100.0% $ 1,889,213,803
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,287,262.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $8,346,017 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 6/15/27, valued at $8,509,987.

Mid Cap Value

Portfolio of Investments January 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Mid Cap Value
Long-Term Investments
:
Common stocks $1,875,509,234 $— $— $1,875,509,234
Investments purchased with collateral from securities lending 692,984 — — 692,984
Short-Term Investments
:
Repurchase agreement — 8,343,000 — 8,343,000
Treasury debt — 4,987,018 — 4,987,018
Total $1,876,202,218 $13,330,018 $— $1,889,532,236
1 1 1 1 1

Portfolio of Investments January 31, 2025
Quant Small Cap Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.3%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 0.7%
84,320 (a) Dorman Products, Inc $ 11,069,530
92,850 (a) Modine Manufacturing Co 9,419,632
67,160 (a) Visteon Corp 5,645,470
TOTAL AUTOMOBILES & COMPONENTS 26,134,632
BANKS - 10.4%
252,920 Ameris Bancorp 16,604,198
523,730 Associated Banc-Corp 13,166,572
198,770 (a) Axos Financial, Inc 13,899,986
283,111 Bank of NT Butterfield & Son Ltd 10,387,343
247,990 Berkshire Hills Bancorp, Inc 7,293,386
162,620 Cadence Bank 5,724,224
212,200 Cathay General Bancorp 10,077,378
156,850 Central Pacific Financial Corp 4,688,246
291,900 (a) Customers Bancorp, Inc 16,632,462
250,310 Eagle Bancorp, Inc 6,560,625
137,880 Enterprise Financial Services Corp 8,250,739
83,720 FB Financial Corp 4,421,253
243,740 First Busey Corp 5,918,007
379,460 First Financial Bancorp 10,632,469
93,970 First Financial Corp 4,528,414
234,550 First Merchants Corp 10,423,402
555,790 Fulton Financial Corp 11,304,769
281,200 Hancock Whitney Corp 16,798,888
112,060 Heartland Financial USA, Inc 7,246,920
333,440 Heritage Commerce Corp 3,231,034
236,650 Horizon Bancorp, Inc 3,973,354
100,730 Independent Bank Corp 6,765,027
112,069 Independent Bank Corp 4,079,312
43,390 International Bancshares Corp 2,858,967
140,500 (a) Metropolitan Bank Holding Corp 9,010,265
212,790 National Bank Holdings Corp 9,177,633
164,260 Northwest Bancshares, Inc 2,169,875
304,480 OceanFirst Financial Corp 5,468,461
435,180 OFG Bancorp 18,586,538
500,660 Old National Bancorp 11,940,741
242,640 Pacific Premier Bancorp, Inc 6,284,376
77,570 Pathward Financial, Inc 6,184,656
78,140 Preferred Bank 7,138,870
653,855 Provident Financial Services, Inc 12,142,087
72,095 QCR Holdings, Inc 5,606,107
260,920 Towne Bank 9,333,108
160,930 UMB Financial Corp 18,973,647
440,423 United Bankshares, Inc 16,956,286
323,540 Veritex Holdings, Inc 8,670,872
261,110 WesBanco, Inc 9,149,294
161,630 Westamerica Bancorporation 8,365,969
63,900 WSFS Financial Corp 3,578,400
TOTAL BANKS 374,204,160
CAPITAL GOODS - 13.6%
73,960 (a) Aerovironment, Inc 13,323,894
152,090 Albany International Corp (Class A) 12,281,267
395,690 (a) American Superconductor Corp 10,394,776
176,530 (a) API Group Corp 6,734,620
76,970 Apogee Enterprises, Inc 3,927,009
1,151,100 (a) Archer Aviation, Inc 10,877,895
145,310 Arcosa, Inc 14,719,903
40,620 Argan, Inc 5,556,816
383,170 Atmus Filtration Technologies, Inc 16,024,169

Quant Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
158,640 (a) Beacon Roofing Supply, Inc $ 18,773,458
261,630 (a) Blue Bird Corp 9,319,261
53,120 Columbus McKinnon Corp 1,934,630
22,900 Comfort Systems USA, Inc 10,001,575
49,679 CSW Industrials, Inc 16,384,631
199,640 (a) DNOW, Inc 2,970,643
88,120 Enerpac Tool Group Corp 3,982,143
77,630 ESCO Technologies, Inc 10,304,606
183,350 Federal Signal Corp 18,025,139
360,380 (a),(b) Fluence Energy, Inc 4,688,544
151,970 Franklin Electric Co, Inc 15,195,480
90,390 FTAI Aviation Ltd 9,086,907
152,530 (a) Gibraltar Industries, Inc 9,360,766
152,620 Granite Construction, Inc 13,451,927
163,230 Griffon Corp 12,367,937
808,560 (a) Hillman Solutions Corp 8,085,600
405,460 (a) Leonardo DRS, Inc 14,251,919
47,987 Moog, Inc (Class A) 8,717,318
286,870 (a) MRC Global, Inc 4,211,252
178,100 Mueller Industries, Inc 14,025,375
683,700 Mueller Water Products, Inc (Class A) 15,725,100
172,000 (a),(b) NANO Nuclear Energy, Inc 6,642,640
441,439 (a) NEXTracker, Inc 22,257,354
71,210 (b) Powell Industries, Inc 17,074,734
159,880 Primoris Services Corp 12,273,988
565,830 (a) Resideo Technologies, Inc 12,742,492
681,820 (a),(b) Rocket Lab USA, Inc 19,806,871
138,480 (a) SPX Technologies, Inc 20,567,050
93,120 (a) Sterling Construction Co, Inc 13,262,150
362,170 Trinity Industries, Inc 13,700,891
150,700 (a) Triumph Group, Inc 2,824,118
75,280 Watts Water Technologies, Inc (Class A) 15,566,398
400,940 (a),(b) Xometry, Inc 13,315,217
135,970 Zurn Elkay Water Solutions Corp 5,362,657
TOTAL CAPITAL GOODS 490,101,120
COMMERCIAL & PROFESSIONAL SERVICES - 4.2%
141,940 ABM Industries, Inc 7,573,918
630,120 (a) ACV Auctions, Inc 13,333,339
177,100 Aris Water Solution, Inc 4,521,363
159,040 Barrett Business Services, Inc 6,891,203
110,030 (a) CBIZ, Inc 9,441,674
154,920 CSG Systems International, Inc 9,107,747
472,140 (a) ExlService Holdings, Inc 23,729,756
60,420 (a) Franklin Covey Co 2,290,522
522,450 (a) Healthcare Services Group 5,793,971
109,150 Heidrick & Struggles International, Inc 5,074,384
100,040 (a) Huron Consulting Group, Inc 12,683,071
88,953 ICF International, Inc 10,381,705
151,889 (a),(b) Innodata, Inc 5,632,044
300,360 Interface, Inc 7,436,914
987,160 (a) Legalzoom.com, Inc 8,874,568
377,810 (a) Montrose Environmental Group, Inc 7,866,004
742,560 (a) Upwork, Inc 11,702,746
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 152,334,929
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 3.0%
212,370 (a) Abercrombie & Fitch Co (Class A) 25,352,731
648,150 American Eagle Outfitters, Inc 10,461,141
21,290 (a) Carvana Co 5,268,849
1,170,077 (a),(b) EVgo, Inc 4,060,167
388,400 (a),(b) GigaCloud Technology, Inc 8,280,688
165,100 Monro Muffler, Inc 3,242,564
1,694,310 (a) Petco Health & Wellness Co, Inc 5,794,540

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
296,200 (a),(b) RealReal, Inc $ 2,825,748
740,720 (a) Sally Beauty Holdings, Inc 8,051,626
450,960 (a) Stitch Fix, Inc 2,124,022
165,620 Upbound Group, Inc 4,859,291
205,380 (a) Urban Outfitters, Inc 11,382,160
634,690 (a) Warby Parker, Inc 17,587,260
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 109,290,787
CONSUMER DURABLES & APPAREL - 1.5%
99,600 (a) G-III Apparel Group Ltd 3,109,512
106,560 Kontoor Brands, Inc 9,787,536
296,940 (a) Taylor Morrison Home Corp 19,140,753
329,820 (a) Tri Pointe Homes, Inc 12,157,165
395,980 Wolverine World Wide, Inc 8,842,233
TOTAL CONSUMER DURABLES & APPAREL 53,037,199
CONSUMER SERVICES - 4.3%
12,020 (a),(b) Biglari Holdings, Inc (B Shares) 2,788,760
179,160 (a) BJ's Restaurants, Inc 6,483,800
121,600 (a) Brinker International, Inc 22,127,552
60,870 Carriage Services, Inc 2,492,627
606,370 (a) Coursera, Inc 4,675,113
152,370 (a) Despegar.com Corp 2,928,551
26,180 (a) Duolingo, Inc 9,529,258
401,450 (a) Everi Holdings, Inc 5,475,778
169,170 (a) Frontdoor, Inc 10,129,900
527,060 International Game Technology plc 8,970,561
319,910 (a) Laureate Education, Inc 5,988,715
426,010 (a) Life Time Group Holdings, Inc 12,350,030
49,920 Monarch Casino & Resort, Inc 4,260,173
451,450 OneSpaWorld Holdings Ltd 9,642,972
284,200 Perdoceo Education Corp 8,179,276
768,680 (a) Rush Street Interactive, Inc 11,207,354
113,690 (a) Shake Shack, Inc 13,430,200
111,720 Strategic Education, Inc 10,974,256
158,330 (a) Universal Technical Institute, Inc 4,342,992
TOTAL CONSUMER SERVICES 155,977,868
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.2%
198,350 (a) Chefs' Warehouse, Inc 10,683,131
202,580 (a) Sprouts Farmers Market, Inc 32,076,517
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 42,759,648
ENERGY - 4.8%
581,970 Archrock, Inc 16,347,537
424,090 Ardmore Shipping Corp 5,033,948
561,700 (a) Clean Energy Fuels Corp 1,859,227
269,720 (a) CNX Resources Corp 7,384,934
800,880 Crescent Energy Co 12,061,253
459,630 Delek US Holdings, Inc 8,208,992
175,870 Excelerate Energy, Inc 5,253,237
465,560 (a) Expro Group Holdings NV 5,880,023
424,650 Golar LNG Ltd 17,304,487
364,368 (a) Helix Energy Solutions Group, Inc 2,922,231
117,210 Magnolia Oil & Gas Corp 2,777,877
885,900 (a) NextDecade Corp 7,512,432
267,170 (a) Oceaneering International, Inc 6,639,174
498,279 (a) Par Pacific Holdings, Inc 8,331,225
1,176,240 Patterson-UTI Energy, Inc 9,492,257
853,040 (a) ProPetro Holding Corp 7,574,995
72,850 (a) Rex American Resources Corp 3,039,302
264,630 (a) Seadrill Ltd 9,569,021
260,610 Select Water Solutions, Inc 3,257,625
437,170 Sitio Royalties Corp 8,804,604
309,730 SM Energy Co 11,757,351
263,900 Teekay Corp Ltd 1,884,246

Quant Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
152,350 Teekay Tankers Ltd $ 6,386,512
133,670 (b) Vitesse Energy, Inc 3,459,380
TOTAL ENERGY 172,741,870
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.4%
261,320 American Assets Trust, Inc 6,344,850
106,030 American Healthcare REIT, Inc 2,999,589
798,850 Apple Hospitality REIT, Inc 12,334,244
378,950 CareTrust REIT, Inc 10,042,175
311,920 Corporate Office Properties Trust 9,182,925
836,530 Empire State Realty Trust, Inc 7,997,227
426,420 Essential Properties Realty Trust, Inc 13,688,082
1,013,450 Hudson Pacific Properties, Inc 3,172,098
296,240 Independence Realty Trust, Inc 5,690,770
329,600 InvenTrust Properties Corp 9,802,304
623,940 Kite Realty Group Trust 14,444,211
260,560 Mack-Cali Realty Corp 4,153,326
891,240 Paramount Group, Inc 4,358,164
395,940 (c) Phillips Edison & Co, Inc 14,384,500
294,810 Piedmont Office Realty Trust, Inc 2,576,639
989,020 RLJ Lodging Trust 9,642,945
173,780 Ryman Hospitality Properties, Inc 18,219,095
913,820 Summit Hotel Properties, Inc 6,131,732
289,440 Sunstone Hotel Investors, Inc 3,279,355
503,380 Tanger Factory Outlet Centers, Inc 16,520,932
363,850 UMH Properties, Inc 6,545,662
571,830 Urban Edge Properties 11,631,022
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 193,141,847
FINANCIAL SERVICES - 6.2%
132,930 ARMOUR Residential REIT, Inc 2,501,743
267,260 Artisan Partners Asset Management, Inc 11,943,850
1,969,680 BGC Group, Inc 18,790,747
175,540 (a) Dave, Inc 16,820,243
234,380 Enact Holdings, Inc 7,917,356
293,240 Essent Group Ltd 17,081,230
443,300 (a) Flywire Corp 8,568,989
484,930 (a) Green Dot Corp 4,301,329
231,280 Jackson Financial, Inc 21,795,827
146,240 (a) LendingTree, Inc 6,570,563
53,840 Merchants Bancorp 2,257,511
52,610 (a) Moneylion, Inc 4,576,018
342,430 (a) NCR Corp ATM 10,909,820
399,085 (a) NMI Holdings, Inc 15,412,663
444,820 P10, Inc 6,076,241
1,059,130 (a) Pagseguro Digital Ltd 7,890,519
1,726,330 (a) Payoneer Global, Inc 18,299,098
29,160 Piper Jaffray Cos 9,247,802
298,670 Radian Group, Inc 10,160,753
705,180 (a) Repay Holdings Corp 5,267,695
194,780 Victory Capital Holdings, Inc 12,890,540
26,410 Virtus Investment Partners, Inc 5,268,795
TOTAL FINANCIAL SERVICES 224,549,332
FOOD, BEVERAGE & TOBACCO - 1.2%
140,080 Cal-Maine Foods, Inc 15,114,632
548,490 Primo Brands Corp 17,754,621
268,260 (a) Vital Farms, Inc 11,769,908
TOTAL FOOD, BEVERAGE & TOBACCO 44,639,161
HEALTH CARE EQUIPMENT & SERVICES - 6.4%
49,780 (a) Addus HomeCare Corp 6,230,465
362,210 (a) Angiodynamics, Inc 4,132,816
331,320 (a) AtriCure, Inc 13,209,728
440,200 (a),(b) BrightSpring Health Services, Inc 10,388,720
1,299,210 (a) Brookdale Senior Living, Inc 6,015,342

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
253,190 (a) Castle Biosciences, Inc $ 7,157,681
243,000 (a) Guardant Health, Inc 11,416,140
432,410 (a) Health Catalyst, Inc 2,434,468
3,774 HealthStream, Inc 123,221
772,780 (a) Hims & Hers Health, Inc 28,809,238
156,890 (a) Inari Medical, Inc 12,499,426
216,327 (a) Lantheus Holdings, Inc 20,012,411
240,060 (a) LivaNova plc 11,990,997
165,060 (a) Merit Medical Systems, Inc 17,971,733
134,800 (a) Novocure Ltd 3,305,296
130,300 (a) Option Care Health, Inc 4,028,876
283,510 (a) Phreesia, Inc 8,068,695
513,350 (a) Privia Health Group, Inc 11,730,048
519,800 Select Medical Holdings Corp 10,224,466
96,530 (a),(b) Semler Scientific, Inc 5,015,699
351,920 (a) Surgery Partners, Inc 8,970,441
269,320 (a) Tandem Diabetes Care, Inc 9,980,999
80,180 US Physical Therapy, Inc 7,112,768
250,540 (a) Waystar Holding Corp 10,069,203
TOTAL HEALTH CARE EQUIPMENT & SERVICES 230,898,877
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
99,310 (a) BellRing Brands, Inc 7,681,628
53,970 (a) elf Beauty, Inc 5,392,143
574,310 (a) Honest Co, Inc 3,681,327
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,755,098
INSURANCE - 1.4%
130,170 Employers Holdings, Inc 6,399,157
140,280 F&G Annuities & Life, Inc 6,440,255
427,410 Fidelis Insurance Holdings Ltd 7,052,265
1,683,920 (a) Genworth Financial, Inc (Class A) 12,174,742
421,920 (a) Hamilton Insurance Group Ltd 8,071,329
46,060 (a) Palomar Holdings, Inc 4,968,492
66,690 Selective Insurance Group, Inc 5,610,630
TOTAL INSURANCE 50,716,870
MATERIALS - 3.6%
318,180 Avient Corp 13,649,922
97,680 Balchem Corp 15,624,893
119,710 Carpenter Technology Corp 23,111,212
191,700 (a) Clearwater Paper Corp 6,163,155
1,061,542 (a) Coeur Mining, Inc 7,006,177
310,930 Compass Minerals International, Inc 3,625,444
282,230 (a) Constellium SE 2,802,544
94,820 Innospec, Inc 10,747,847
106,640 (a) Knife River Corp 11,045,771
154,820 Minerals Technologies, Inc 11,873,146
97,354 Olympic Steel, Inc 3,355,792
472,720 (a) Rayonier Advanced Materials, Inc 3,781,760
135,470 Sensient Technologies Corp 10,229,340
966,700 SSR Mining, Inc 7,762,601
TOTAL MATERIALS 130,779,604
MEDIA & ENTERTAINMENT - 2.0%
408,900 (a) Cargurus, Inc 16,028,880
355,820 (a) EverQuote, Inc 7,187,564
255,450 (a) Grindr, Inc 4,557,228
630,890 (a) Integral Ad Science Holding Corp 6,630,654
301,720 (a) Lions Gate Entertainment Corp (Class B) 2,118,074
839,070 (a) Magnite, Inc 14,432,004
315,430 (a) PubMatic, Inc 4,769,302
1,037,110 (a) Vimeo, Inc 6,959,008

Quant Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
261,110 (a) Yelp, Inc $ 10,428,733
TOTAL MEDIA & ENTERTAINMENT 73,111,447
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.2%
565,180 (a),(b) Acadia Pharmaceuticals, Inc 10,546,259
1,518,840 (a) ADMA Biologics, Inc 24,529,266
342,010 (a) Alkermes plc 10,783,575
1,080,710 (a) Amicus Therapeutics, Inc 10,353,202
1,043,780 (a) Amneal Pharmaceuticals, Inc 8,621,623
676,320 (a) Annexon, Inc 2,597,069
1,514,510 (a) Ardelyx, Inc 8,117,774
1,097,140 (a),(b) Aurinia Pharmaceuticals, Inc 8,722,263
62,400 (a) Axsome Therapeutics, Inc 6,643,104
1,175,360 (a) BioCryst Pharmaceuticals, Inc 9,285,344
100,520 (a) Biohaven Ltd 3,844,890
162,490 (a) Blueprint Medicines Corp 18,285,000
301,100 (a) CareDx, Inc 7,015,630
531,290 (a) Catalyst Pharmaceuticals, Inc 11,985,902
678,911 (a) Codexis, Inc 2,844,637
2,519,220 (a),(b) Esperion Thereapeutics, Inc 4,509,404
472,720 (a) Evolus, Inc 6,603,898
345,350 (a) Halozyme Therapeutics, Inc 19,560,624
236,340 (a) Innoviva, Inc 4,405,378
339,720 (a) Insmed, Inc 26,015,758
75,002 (a) Intra-Cellular Therapies, Inc 9,531,254
339,230 (a) Kiniksa Pharmaceuticals Ltd 6,648,908
1,544,440 (a) MannKind Corp 8,942,308
236,660 (a) Mirum Pharmaceuticals, Inc 11,567,941
470,020 (a) Myriad Genetics, Inc 5,955,153
386,480 (a) Pacira BioSciences, Inc 10,176,018
865,790 (a),(b) Perspective Therapeutics, Inc 3,073,554
141,864 Phibro Animal Health Corp 3,094,054
157,100 (a) Praxis Precision Medicines, Inc 12,026,005
338,440 (a) PTC Therapeutics, Inc 15,527,627
319,470 (a) Quanterix Corp 2,935,929
521,990 (a) Replimune Group, Inc 7,297,420
836,774 (a) Terns Pharmaceuticals, Inc 3,732,012
278,950 (a),(b) TG Therapeutics, Inc 8,842,715
613,120 (a) Travere Therapeutics, Inc 12,544,435
261,600 (a) Twist Bioscience Corp 13,699,992
329,170 (a) Veracyte, Inc 14,970,652
961,000 (a) Verve Therapeutics, Inc 7,313,210
139,010 (a) Vir Biotechnology, Inc 1,445,704
153,230 (a) Viridian Therapeutics, Inc 2,969,597
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 367,565,088
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.3%
764,190 Newmark Group, Inc 10,798,005
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 10,798,005
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
183,610 (a) Ambarella, Inc 14,086,559
166,660 (a) Credo Technology Group Holding Ltd 11,669,533
26,610 (a) Impinj, Inc 3,376,543
304,580 (a) MaxLinear, Inc 5,439,799
346,800 (a) Rambus, Inc 21,369,816
230,300 (a) Semtech Corp 15,420,888
253,510 (a) Ultra Clean Holdings 9,346,914
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 80,710,052
SOFTWARE & SERVICES - 6.7%
69,310 (a) ACI Worldwide, Inc 3,711,550
240,740 (a) Alkami Technology, Inc 8,375,344
31,950 (a) Appfolio, Inc 7,473,424
273,100 (a) Asana, Inc 5,827,954
600,150 (a) AvePoint, Inc 11,270,817

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
590,510 (a) Clearwater Analytics Holdings, Inc $ 16,628,762
159,360 (a) Commvault Systems, Inc 25,379,674
220,130 (a) Intapp, Inc 15,693,068
1,032,420 (a) Olo, Inc 7,619,260
472,020 (a),(b) Pagaya Technologies Ltd 4,380,345
477,060 (a) PagerDuty, Inc 8,835,151
631,040 (a),(b) Porch Group, Inc 2,808,128
396,440 (a) PROS Holdings, Inc 9,363,913
107,430 (a) Q2 Holdings, Inc 10,224,113
257,090 (a) Rapid7, Inc 9,903,107
241,200 (a) SEMrush Holdings, Inc 4,206,528
295,530 (a) Sprout Social, Inc 9,654,965
98,200 (a) SPS Commerce, Inc 18,135,576
399,870 (a) Tenable Holdings, Inc 17,230,398
145,660 (a) Varonis Systems, Inc 6,607,138
196,570 (a) Verint Systems, Inc 4,988,947
494,090 (a) Weave Communications, Inc 8,063,549
131,590 (a) Workiva, Inc 12,924,770
680,490 (a) Zeta Global Holdings Corp 12,486,991
TOTAL SOFTWARE & SERVICES 241,793,472
TECHNOLOGY HARDWARE & EQUIPMENT - 3.6%
1,561,950 (a) CommScope Holding Co, Inc 7,887,848
177,990 (a) Diebold Nixdorf, Inc 7,705,187
475,590 (a) Extreme Networks, Inc 7,519,078
98,020 (a) Fabrinet 21,192,904
155,370 (a) Knowles Corp 2,941,154
459,550 (a) Netscout Systems, Inc 10,955,672
34,703 (a) OSI Systems, Inc 6,817,057
80,400 (a) Plexus Corp 11,393,484
364,771 (a) Sanmina Corp 30,542,276
90,220 (a),(b) Super Micro Computer, Inc 2,573,074
293,330 (a) TTM Technologies, Inc 7,212,985
556,050 (a) Viasat, Inc 5,349,201
72,849 (a) Vishay Precision Group, Inc 1,697,382
509,980 (b) Xerox Holdings Corp 4,355,229
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 128,142,531
TELECOMMUNICATION SERVICES - 1.0%
150,500 (a) Anterix, Inc 4,299,785
300,550 (a) Bandwidth, Inc 5,340,773
98,920 Iridium Communications, Inc 2,843,950
663,000 (a) Lumen Technologies, Inc 3,275,220
579,030 Telephone and Data Systems, Inc 20,468,711
TOTAL TELECOMMUNICATION SERVICES 36,228,439
TRANSPORTATION - 2.1%
364,660 Costamare, Inc 4,251,936
263,128 Hub Group, Inc (Class A) 11,738,140
1,684,880 (a),(b) Joby Aviation, Inc 13,917,109
111,460 Matson, Inc 15,810,601
243,060 (a) Skywest, Inc 29,390,815
TOTAL TRANSPORTATION 75,108,601
UTILITIES - 2.8%
78,270 Allete, Inc 5,136,077
232,608 Black Hills Corp 13,661,068
363,999 (b) Brookfield Infrastructure Corp 15,186,038
140,200 California Water Service Group 6,349,658
196,150 Northwest Natural Holding Co 7,830,308
241,800 NorthWestern Corp 13,035,438
156,010 SJW Corp 7,836,382
166,400 Southwest Gas Holdings Inc 12,426,752
212,630 Spire, Inc 15,088,225

Quant Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
UTILITIES (continued)
76,410 Unitil Corp $ 4,093,284
TOTAL UTILITIES 100,643,230
TOTAL COMMON STOCKS
(Cost $2,801,260,766) 3,582,163,867
TOTAL LONG-TERM INVESTMENTS
(Cost $2,801,260,766) 3,582,163,867
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.8%
66,288,095 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (e) 66,288,095
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $66,288,095) 66,288,095
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0.5%
$ 18,475,000 (f) Fixed Income Clearing Corporation 4 .340 02/03/25 18,475,000
TOTAL REPURCHASE AGREEMENT 18,475,000
TREASURY DEBT - 0.2%
5,000,000 United States Treasury Bill 0 .000 02/25/25 4,987,018
TOTAL TREASURY DEBT 4,987,018
TOTAL SHORT-TERM INVESTMENTS
(Cost $23,460,783) 23,462,018
TOTAL INVESTMENTS - 101.8%
(Cost $2,891,009,644) 3,671,913,980
OTHER ASSETS & LIABILITIES, NET - (1.8)% (65,979,573)
NET ASSETS - 100.0% $ 3,605,934,407
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $111,074,463.
(c) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $18,481,682 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $18,844,623.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 85 03/21/25  $ 10,104,309 $ 9,755,450 $ (348,859)

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Quant Small Cap Equity
Long-Term Investments
:
Common stocks $3,582,163,867 $— $— $3,582,163,867
Investments purchased with collateral from securities lending 66,288,095 — — 66,288,095
Short-Term Investments
:
Repurchase agreement — 18,475,000 — 18,475,000
Treasury debt — 4,987,018 — 4,987,018
Investments in Derivatives
:
Futures contracts* (348,859) — — (348,859)
Total $3,648,103,103 $23,462,018 $— $3,671,565,121
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Quant Small/Mid-Cap Equity
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 98.2%
AUTOMOBILES & COMPONENTS - 0.6%
28,260 (a) Dorman Products, Inc $ 3,709,973
63,610 Phinia, Inc 3,237,113
30,774 (a) Visteon Corp 2,586,862
TOTAL AUTOMOBILES & COMPONENTS 9,533,948
BANKS - 6.5%
78,376 Ameris Bancorp 5,145,384
109,014 Bank of NT Butterfield & Son Ltd 3,999,724
110,052 Bank OZK 5,589,541
123,075 BankUnited, Inc 5,059,613
115,811 Berkshire Hills Bancorp, Inc 3,406,001
294,868 Capitol Federal Financial, Inc 1,754,465
30,659 Cathay General Bancorp 1,455,996
83,476 Central Pacific Financial Corp 2,495,098
73,188 (a) Customers Bancorp, Inc 4,170,252
59,775 East West Bancorp, Inc 6,155,032
49,087 Enterprise Financial Services Corp 2,937,366
133,991 First Financial Bankshares, Inc 4,992,505
194,725 First Hawaiian, Inc 5,378,304
408,910 First Horizon National Corp 8,951,040
69,600 FNB Corp 1,092,024
94,190 Hancock Whitney Corp 5,626,911
51,285 International Bancshares Corp 3,379,169
85,663 National Bank Holdings Corp 3,694,645
101,422 OFG Bancorp 4,331,734
159,026 Pacific Premier Bancorp, Inc 4,118,773
73,334 Prosperity Bancshares, Inc 5,866,720
111,113 Renasant Corp 4,320,073
20,600 SouthState Corp 2,175,154
47,121 Westamerica Bancorporation 2,438,983
TOTAL BANKS 98,534,507
CAPITAL GOODS - 14.5%
17,760 Acuity Brands, Inc 5,903,246
19,590 (a) Aerovironment, Inc 3,529,139
57,112 Albany International Corp (Class A) 4,611,794
52,200 Allegion plc 6,928,506
9,100 Allison Transmission Holdings, Inc 1,069,614
28,028 Applied Industrial Technologies, Inc 7,288,121
84,070 Atmus Filtration Technologies, Inc 3,515,807
58,111 (a) AZEK Co, Inc 2,977,027
40,047 (a) Beacon Roofing Supply, Inc 4,739,162
89,870 (a) Blue Bird Corp 3,201,169
58,660 (a) Byrna Technologies, Inc 1,586,166
27,444 Comfort Systems USA, Inc 11,986,167
27,072 (a) Construction Partners, Inc 2,176,589
82,190 (a) Core & Main, Inc 4,638,804
42,176 Crane Co 7,183,416
20,961 Curtiss-Wright Corp 7,272,209
202,402 (a) DNOW, Inc 3,011,742
23,768 Donaldson Co, Inc 1,692,044
22,153 EMCOR Group, Inc 9,925,873
48,897 Esab Corp 6,055,405
26,420 ESCO Technologies, Inc 3,506,991
55,881 Federal Signal Corp 5,493,661
113,354 Flowserve Corp 7,098,227
87,027 (a) Fluor Corp 4,195,572
34,790 Franklin Electric Co, Inc 3,478,652
57,093 (a) Gibraltar Industries, Inc 3,503,797
53,680 Griffon Corp 4,067,334

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
249,730 (a) Hayward Holdings, Inc $ 3,760,934
125,280 (a) Intuitive Machines, Inc 2,716,070
55,651 ITT, Inc 8,404,414
20,200 John Bean Technologies Corp 2,686,600
9,393 Lennox International, Inc 5,564,601
21,200 (a) Mastec, Inc 3,075,908
241,375 (a) MRC Global, Inc 3,543,385
252,250 Mueller Water Products, Inc (Class A) 5,801,750
30,130 (a) MYR Group, Inc 4,265,504
102,722 nVent Electric plc 6,686,175
57,445 Oshkosh Corp 6,686,598
95,550 Primoris Services Corp 7,335,374
220,340 (a) Resideo Technologies, Inc 4,962,057
57,700 REV Group, Inc 2,002,190
35,033 (a) SPX Technologies, Inc 5,203,101
32,180 Tennant Co 2,752,034
97,340 Trinity Industries, Inc 3,682,372
50,433 (a) V2X, Inc 2,629,072
22,536 Vertiv Holdings Co 2,637,163
16,030 WESCO International, Inc 2,965,550
TOTAL CAPITAL GOODS 217,997,086
COMMERCIAL & PROFESSIONAL SERVICES - 3.5%
236,904 (a) ACV Auctions, Inc 5,012,889
47,150 (a) Cimpress plc 3,134,532
63,851 (a) ExlService Holdings, Inc 3,209,151
44,860 Genpact Ltd 2,184,233
14,330 ICF International, Inc 1,672,454
17,519 Insperity, Inc 1,314,100
79,650 KBR, Inc 4,334,553
18,808 Kforce, Inc 1,048,170
51,550 MAXIMUS, Inc 3,881,199
21,735 MSA Safety, Inc 3,580,407
156,810 (a) OPENLANE, Inc 3,184,811
258,360 (a) Paycor HCM, Inc 5,717,507
163,685 Tetra Tech, Inc 6,023,608
43,730 TriNet Group, Inc 4,083,945
268,993 (a) Upwork, Inc 4,239,330
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 52,620,889
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.9%
97,110 A-Mark Precious Metals, Inc 2,735,589
137,250 American Eagle Outfitters, Inc 2,215,215
165,880 Bath & Body Works, Inc 6,238,747
7,070 (b) Dillard's, Inc (Class A) 3,309,538
441,440 (a) EVgo, Inc 1,531,797
88,980 Gap, Inc 2,141,748
88,090 Macy's, Inc 1,372,442
2,947 Murphy USA, Inc 1,482,076
42,483 Sonic Automotive, Inc (Class A) 3,154,363
582,527 (a) Stitch Fix, Inc 2,743,702
134,090 Upbound Group, Inc 3,934,200
106,453 (a) Urban Outfitters, Inc 5,899,625
48,427 (a) Valvoline, Inc 1,797,126
162,827 (a) Warby Parker, Inc 4,511,936
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 43,068,104
CONSUMER DURABLES & APPAREL - 2.8%
25,390 Acushnet Holdings Corp 1,658,475
103,600 (a) Amer Sports, Inc 3,312,092
78,200 (a) BK LC Lux Finco 2 Sarl 4,624,748
38,820 Century Communities, Inc 2,965,071
66,236 Kontoor Brands, Inc 6,083,777
483,420 Newell Rubbermaid, Inc 4,814,863
43,050 (a) SharkNinja Global SPV Ltd 4,813,420

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
24,100 (a) Taylor Morrison Home Corp $ 1,553,486
24,219 (a) TopBuild Corp 8,299,367
115,580 (a) Tri Pointe Homes, Inc 4,260,279
TOTAL CONSUMER DURABLES & APPAREL 42,385,578
CONSUMER SERVICES - 4.7%
127,700 Aramark 4,968,807
25,880 (a) Bright Horizons Family Solutions, Inc 3,172,888
10,830 (a) Cava Group, Inc 1,462,591
12,085 (a) Duolingo, Inc 4,398,819
276,890 (a) Everi Holdings, Inc 3,776,780
97,205 (a) Frontdoor, Inc 5,820,635
74,763 H&R Block, Inc 4,135,142
186,131 International Game Technology plc 3,167,950
213,911 (a) Laureate Education, Inc 4,004,414
165,900 (a) Life Time Group Holdings, Inc 4,809,441
168,210 OneSpaWorld Holdings Ltd 3,592,966
344,870 (a) Rush Street Interactive, Inc 5,028,205
41,141 Strategic Education, Inc 4,041,280
22,965 Texas Roadhouse, Inc (Class A) 4,158,961
91,550 Travel & Leisure Co 4,976,658
247,191 Wendy's Co 3,665,843
12,560 Wingstop, Inc 3,741,624
14,926 Wyndham Hotels & Resorts, Inc 1,567,528
TOTAL CONSUMER SERVICES 70,490,532
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.6%
58,887 Albertsons Cos, Inc 1,180,684
89,209 (a) Chefs' Warehouse, Inc 4,804,797
59,511 (a) Performance Food Group Co 5,374,438
228,840 (a) United Natural Foods, Inc 6,805,702
89,326 (a) US Foods Holding Corp 6,335,893
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 24,501,514
ENERGY - 4.5%
83,000 ChampionX Corp 2,377,120
16,810 Chesapeake Energy Corp 1,707,896
17,830 Chord Energy Corp 2,004,983
310,240 Crescent Energy Co 4,672,214
211,030 EQT Corp 10,787,854
119,820 HF Sinclair Corp 4,323,106
71,801 Murphy Oil Corp 1,912,061
170,855 Ovintiv, Inc 7,213,498
98,967 (a) Par Pacific Holdings, Inc 1,654,728
326,450 Patterson-UTI Energy, Inc 2,634,452
158,000 PBF Energy, Inc 4,623,080
382,910 Permian Resources Corp 5,609,632
48,590 (a) Sable Offshore Corp 1,211,349
119,670 Sitio Royalties Corp 2,410,154
268,590 TechnipFMC plc 8,071,129
101,571 (b) Vitesse Energy, Inc 2,628,657
38,800 Weatherford International plc 2,442,460
67,379 World Fuel Services Corp 1,904,804
TOTAL ENERGY 68,189,177
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.7%
32,500 Agree Realty Corp 2,358,525
115,059 Alexander & Baldwin, Inc 2,053,803
75,714 American Assets Trust, Inc 1,838,336
31,810 American Healthcare REIT, Inc 899,905
38,394 American Homes 4 Rent 1,329,584
164,622 Americold Realty Trust, Inc 3,596,991
211,755 Brixmor Property Group, Inc 5,518,335
42,628 CareTrust REIT, Inc 1,129,642
149,240 Corporate Office Properties Trust 4,393,626
218,310 DiamondRock Hospitality Co 1,916,762

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
96,070 Equity Lifestyle Properties, Inc $ 6,287,781
122,258 Essential Properties Realty Trust, Inc 3,924,482
10,928 Federal Realty Investment Trust 1,187,109
116,796 First Industrial Realty Trust, Inc 6,235,738
54,860 Gaming and Leisure Properties, Inc 2,654,675
75,880 InvenTrust Properties Corp 2,256,671
246,630 Kimco Realty Corp 5,536,843
161,601 Kite Realty Group Trust 3,741,063
214,521 Mack-Cali Realty Corp 3,419,465
46,060 Phillips Edison & Co, Inc 1,673,360
104,716 Regency Centers Corp 7,522,797
49,613 Ryman Hospitality Properties, Inc 5,201,427
259,194 Sabra Health Care REIT, Inc 4,331,132
123,680 Tanger Factory Outlet Centers, Inc 4,059,178
179,600 Washington REIT 2,740,696
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 85,807,926
FINANCIAL SERVICES - 8.2%
217,310 Annaly Capital Management, Inc 4,435,297
133,559 Brightsphere Investment Group, Inc 3,328,290
153,432 Cannae Holdings, Inc 3,031,816
213,922 Corebridge Financial, Inc 7,222,007
91,980 Enact Holdings, Inc 3,107,084
12,100 (a) Enova International, Inc 1,359,072
65,140 (a) Flywire Corp 1,259,156
7,632 Hamilton Lane, Inc 1,214,862
129,300 Janus Henderson Group plc 5,809,449
19,169 Jefferies Financial Group, Inc 1,473,904
267,490 (a) LendingClub Corp 3,608,440
14,270 (a) Moneylion, Inc 1,241,205
72,760 (a) NCR Corp ATM 2,318,133
114,022 (a) NMI Holdings, Inc 4,403,530
580,316 (a) Payoneer Global, Inc 6,151,350
74,380 Perella Weinberg Partners 1,920,492
91,460 PROG Holdings, Inc 3,909,915
277,840 (a) Remitly Global, Inc 6,529,240
357,350 (a) Robinhood Markets, Inc 18,564,332
18,420 SEI Investments Co 1,594,804
759,160 (a) SoFi Technologies, Inc 11,979,545
84,503 StepStone Group, Inc 5,414,952
27,032 (a) StoneX Group, Inc 2,960,545
108,960 (a) Upstart Holdings, Inc 7,054,615
62,854 Victory Capital Holdings, Inc 4,159,678
147,919 Virtu Financial, Inc 5,925,635
306,890 WisdomTree, Inc 3,004,453
TOTAL FINANCIAL SERVICES 122,981,801
FOOD, BEVERAGE & TOBACCO - 1.4%
198,010 Dole plc 2,696,896
19,010 (a) Freshpet, Inc 3,040,650
36,901 Ingredion, Inc 5,034,772
261,640 Primo Brands Corp 8,469,287
45,570 (a) Vital Farms, Inc 1,999,384
TOTAL FOOD, BEVERAGE & TOBACCO 21,240,989
HEALTH CARE EQUIPMENT & SERVICES - 4.3%
139 (a) agilon health, Inc 464
177,800 (a) Alignment Healthcare, Inc 2,736,342
112,521 (a) AtriCure, Inc 4,486,212
249,450 (a),(b) BrightSpring Health Services, Inc 5,887,020
104,630 (a) Doximity, Inc 6,183,633
165,790 (a) Evolent Health, Inc 1,732,505
77,520 (a) GeneDx Holdings Corp 5,802,372
81,750 (a) Globus Medical, Inc 7,579,860
269,345 (a) Hims & Hers Health, Inc 10,041,182

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
84,502 (a) LivaNova plc $ 4,220,875
84,674 (a) Privia Health Group, Inc 1,934,801
44,778 (a) RxSight, Inc 1,516,631
439,400 (a) Teladoc Health, Inc 4,464,304
12,640 Teleflex, Inc 2,278,234
41,280 (a) Tenet Healthcare Corp 5,815,939
TOTAL HEALTH CARE EQUIPMENT & SERVICES 64,680,374
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
122,885 (a) BellRing Brands, Inc 9,505,155
46,890 Energizer Holdings, Inc 1,593,791
187,900 (a) Honest Co, Inc 1,204,439
48,770 Spectrum Brands Holdings, Inc 4,123,991
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 16,427,376
INSURANCE - 3.7%
36,729 American Financial Group, Inc 5,015,712
70,179 Axis Capital Holdings Ltd 6,387,693
137,250 CNO Financial Group, Inc 5,481,765
57,590 Globe Life, Inc 7,031,163
199,200 (a) Hamilton Insurance Group Ltd 3,810,696
181,930 Old Republic International Corp 6,654,999
464,685 (a) Oscar Health, Inc 7,713,771
23,650 Primerica, Inc 6,862,521
7,659 Reinsurance Group of America, Inc (Class A) 1,745,180
60,173 Selective Insurance Group, Inc 5,062,354
TOTAL INSURANCE 55,765,854
MATERIALS - 5.0%
71,390 Avient Corp 3,062,631
130,820 (a) Axalta Coating Systems Ltd 4,701,671
15,882 Berry Global Group, Inc 1,078,706
60,688 Carpenter Technology Corp 11,716,425
27,600 (a) Clearwater Paper Corp 887,340
627,210 (a) Coeur Mining, Inc 4,139,586
185,570 Compass Minerals International, Inc 2,163,746
250,239 (a) Constellium SE 2,484,873
74,780 Crown Holdings, Inc 6,570,171
210,990 Element Solutions, Inc 5,445,652
760,490 Hecla Mining Co 4,319,583
167,580 Huntsman Corp 2,820,371
51,766 Minerals Technologies, Inc 3,969,935
45,400 Packaging Corp of America 9,654,764
45,762 Royal Gold, Inc 6,398,443
70,540 Silgan Holdings, Inc 3,881,111
83,767 Worthington Steel, Inc 2,433,431
TOTAL MATERIALS 75,728,439
MEDIA & ENTERTAINMENT - 2.1%
75,790 (a) Cargurus, Inc 2,970,968
92,280 (a) Grindr, Inc 1,646,275
193,708 (a) Integral Ad Science Holding Corp 2,035,871
259,010 (a) Magnite, Inc 4,454,972
188,320 (a) MediaAlpha, Inc 2,144,965
119,280 New York Times Co (Class A) 6,476,904
157,800 News Corp (Class A) 4,437,336
205,680 TEGNA, Inc 3,747,490
80,328 (a) Yelp, Inc 3,208,300
TOTAL MEDIA & ENTERTAINMENT 31,123,081
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.8%
252,950 (a) ADMA Biologics, Inc 4,085,142
176,330 (a) Alkermes plc 5,559,685
360,860 (a) Amicus Therapeutics, Inc 3,457,039
111,740 (a) Apellis Pharmaceuticals, Inc 3,241,577
549,890 (a) BioCryst Pharmaceuticals, Inc 4,344,131
13,500 (a) Blueprint Medicines Corp 1,519,155

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
77,560 (a) Brooks Automation, Inc $ 4,192,118
220,201 (a) Codexis, Inc 922,642
119,853 (a) Exact Sciences Corp 6,717,761
215,243 (a) Exelixis, Inc 7,135,305
119,491 (a) Halozyme Therapeutics, Inc 6,767,970
75,647 (a) Intra-Cellular Therapies, Inc 9,613,221
31,470 (a) Jazz Pharmaceuticals plc 3,913,924
60,870 (a) Mirum Pharmaceuticals, Inc 2,975,326
118,020 (a) Myriad Genetics, Inc 1,495,313
84,067 (a) Natera, Inc 14,873,134
16,589 (a) Neurocrine Biosciences, Inc 2,518,542
17,280 (a) Praxis Precision Medicines, Inc 1,322,784
116,727 (a) PTC Therapeutics, Inc 5,355,435
142,725 QIAGEN NV 6,371,250
73,120 (a) TG Therapeutics, Inc 2,317,904
168,680 (a) Travere Therapeutics, Inc 3,451,193
70,570 (a) Twist Bioscience Corp 3,695,751
84,770 (a) Ultragenyx Pharmaceutical, Inc 3,647,653
3,463 (a) United Therapeutics Corp 1,216,102
165,202 (a) Veracyte, Inc 7,513,387
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 118,223,444
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
880,830 (a) Compass, Inc 6,386,018
134,324 (b) eXp World Holdings, Inc 1,528,607
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 7,914,625
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.1%
22,000 (a) Ambarella, Inc 1,687,840
21,650 (a) Cirrus Logic, Inc 2,174,526
171,062 (a) Credo Technology Group Holding Ltd 11,977,761
51,657 (a) Formfactor, Inc 2,068,863
39,390 (a) MACOM Technology Solutions Holdings, Inc 5,209,328
11,660 (a) Onto Innovation, Inc 2,387,502
52,270 Power Integrations, Inc 3,257,466
44,650 (a) Rambus, Inc 2,751,333
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 31,514,619
SOFTWARE & SERVICES - 7.5%
31,790 (a) Alkami Technology, Inc 1,105,974
66,590 Amdocs Ltd 5,872,572
24,031 (a) Appfolio, Inc 5,621,091
11,230 (a) AppLovin Corp 4,150,496
16,650 (a) Aspentech Corp 4,388,107
70,690 (a) Box, Inc 2,360,339
192,993 Clear Secure, Inc 4,568,144
135,570 (a) Clearwater Analytics Holdings, Inc 3,817,651
45,030 (a) Commvault Systems, Inc 7,171,478
142,929 (a) Dynatrace, Inc 8,254,150
38,700 (a) Elastic NV 4,356,846
187,180 (a) Freshworks, Inc 3,481,548
15,400 (a) Gitlab, Inc 1,120,504
222,584 (a) Kyndryl Holdings, Inc 8,449,289
32,762 (a) Manhattan Associates, Inc 6,833,826
156,746 (a) Nutanix, Inc 10,778,639
58,610 Pegasystems, Inc 6,346,877
176,180 (a) PROS Holdings, Inc 4,161,372
34,468 (a) Q2 Holdings, Inc 3,280,319
46,194 (a) SentinelOne, Inc 1,106,346
196,660 (a) Sprinklr, Inc 1,752,241
21,247 (a) SPS Commerce, Inc 3,923,896
113,360 (a) Tenable Holdings, Inc 4,884,682
145,100 (a) Unity Software, Inc 3,221,220
60,140 (a) Weave Communications, Inc 981,485

Quant Small/Mid-Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
17,100 (a) Workiva, Inc $ 1,679,562
TOTAL SOFTWARE & SERVICES 113,668,654
TECHNOLOGY HARDWARE & EQUIPMENT - 3.2%
89,976 (a) Calix, Inc 3,570,248
160,848 (a) Extreme Networks, Inc 2,543,007
26,261 (a) Fabrinet 5,677,891
42,809 (a) Itron, Inc 4,595,974
59,850 Jabil Inc 9,720,238
99,190 Juniper Networks, Inc 3,457,763
294,420 (a) Mirion Technologies, Inc 4,663,613
34,790 (a) Plexus Corp 4,930,091
64,634 (a) Sanmina Corp 5,411,805
179,690 (a) TTM Technologies, Inc 4,418,577
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 48,989,207
TELECOMMUNICATION SERVICES - 0.2%
41,763 (a),(c) GCI Liberty, Inc 418
280,220 (a) Liberty Global Ltd 3,225,332
TOTAL TELECOMMUNICATION SERVICES 3,225,750
TRANSPORTATION - 1.4%
72,540 CH Robinson Worldwide, Inc 7,217,005
108,430 (a) GXO Logistics, Inc 4,928,143
37,484 Hub Group, Inc (Class A) 1,672,161
330,475 (a) Lyft, Inc (Class A) 4,474,632
87,066 (a) RXO, Inc 2,233,243
TOTAL TRANSPORTATION 20,525,184
UTILITIES - 2.4%
34,873 Allete, Inc 2,288,366
94,970 Clearway Energy, Inc (Class A) 2,329,614
26,474 MGE Energy, Inc 2,378,689
41,004 New Jersey Resources Corp 1,966,142
37,510 NorthWestern Corp 2,022,164
103,040 NRG Energy, Inc 10,555,418
65,050 ONE Gas, Inc 4,595,132
66,790 Pinnacle West Capital Corp 5,808,058
23,468 Vistra Corp 3,943,328
TOTAL UTILITIES 35,886,911
TOTAL COMMON STOCKS
(Cost $1,138,845,469) 1,481,025,569
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 1.6%
129,000 Vanguard Russell 2000 ETF 11,816,400
47,400 Vanguard Small-Cap ETF 11,832,936
TOTAL INVESTMENT COMPANIES
(Cost $23,055,739) 23,649,336
TOTAL LONG-TERM INVESTMENTS
(Cost $1,161,901,208) 1,504,674,905
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
6,142,347 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (e) 6,142,347
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $6,142,347) 6,142,347

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.6%
REPURCHASE AGREEMENT - 0.6%
$ 8,729,000 (f) Fixed Income Clearing Corporation 4 .340% 02/03/25 $ 8,729,000
TOTAL REPURCHASE AGREEMENT 8,729,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $8,729,000) 8,729,000
TOTAL INVESTMENTS - 100.8%
(Cost $1,176,772,555) 1,519,546,252
OTHER ASSETS & LIABILITIES, NET - (0.8)% (12,186,549)
NET ASSETS - 100.0% $ 1,507,359,703
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,220,116.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $8,732,157 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $8,903,669.
Fund Level 1 Level 2 Level 3 Total
Quant Small/Mid Cap Equity
Long-Term Investments
:
Common stocks $1,481,025,151 $— $418 $1,481,025,569
Investment companies 23,649,336 — — 23,649,336
Investments purchased with collateral from securities lending 6,142,347 — — 6,142,347
Short-Term Investments
:
Repurchase agreement — 8,729,000 — 8,729,000
Total $1,510,816,834 $8,729,000 $418 $1,519,546,252
1 1 1 1 1

Large Cap Responsible Equity
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.8%
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 0.1%
82,037 (a) Aptiv plc $ 5,120,750
TOTAL AUTOMOBILES & COMPONENTS 5,120,750
BANKS - 2.8%
529,937 Citigroup, Inc 43,152,770
582,212 JPMorgan Chase & Co 155,625,268
TOTAL BANKS 198,778,038
CAPITAL GOODS - 7.1%
88,561 (a) Axon Enterprise, Inc 57,757,713
480,073 Carrier Global Corp 31,387,173
191,252 Caterpillar, Inc 71,038,643
101,538 Deere & Co 48,388,949
190,640 Eaton Corp plc 62,232,522
213,553 Illinois Tool Works, Inc 55,344,396
521,228 Ingersoll Rand, Inc 48,891,186
141,854 Quanta Services, Inc 43,635,709
55,887 Trane Technologies plc 20,273,009
16,253 United Rentals, Inc 12,320,749
38,391 W.W. Grainger, Inc 40,796,964
80,132 Xylem, Inc 9,939,573
TOTAL CAPITAL GOODS 502,006,586
COMMERCIAL & PROFESSIONAL SERVICES - 2.2%
227,097 Automatic Data Processing, Inc 68,812,662
909,539 (a) Copart, Inc 52,689,594
62,227 Paychex, Inc 9,189,061
98,443 Verisk Analytics, Inc 28,296,456
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 158,987,773
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 4.1%
697,955 eBay, Inc 47,098,003
260,132 Home Depot, Inc 107,169,181
11 LKQ Corp 411
201,058 Lowe's Cos, Inc 52,283,122
3,406 (a) O'Reilly Automotive, Inc 4,408,795
16,072 Pool Corp 5,532,786
566,198 TJX Cos, Inc 70,655,849
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 287,148,147
CONSUMER DURABLES & APPAREL - 0.3%
125,492 (a) Deckers Outdoor Corp 22,257,261
TOTAL CONSUMER DURABLES & APPAREL 22,257,261
CONSUMER SERVICES - 4.0%
431,746 (a) Airbnb, Inc 56,632,123
15,082 Booking Holdings, Inc 71,451,880
111,510 (a) Expedia Group, Inc 19,062,634
269,987 McDonald's Corp 77,945,247
515,327 Starbucks Corp 55,490,411
35,725 Yum! Brands, Inc 4,662,113
TOTAL CONSUMER SERVICES 285,244,408
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0.9%
500,409 Kroger Co 30,845,211
254,808 Target Corp 35,140,571
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 65,985,782
ENERGY - 2.3%
1,216,813 Baker Hughes Co 56,192,424
546,838 ONEOK, Inc 53,136,248
270,012 Targa Resources Corp 53,138,362
TOTAL ENERGY 162,467,034
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.7%
60,407 American Tower Corp 11,172,275

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
64,949 Equinix, Inc $ 59,341,303
194,805 Iron Mountain, Inc 19,786,344
480,928 (b) Prologis, Inc 57,350,664
293,829 Welltower, Inc 40,101,782
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 187,752,368
FINANCIAL SERVICES - 12.1%
236,977 American Express Co 75,228,349
100,687 Ameriprise Financial, Inc 54,709,288
405,609 Bank of New York Mellon Corp 34,853,981
284,681 Discover Financial Services 57,246,502
14,477 Fidelity National Information Services, Inc 1,179,441
123,215 Goldman Sachs Group, Inc 78,906,886
206,460 Mastercard, Inc (Class A) 114,674,078
125,099 Moody's Corp 62,479,445
538,651 Morgan Stanley 74,565,458
141,227 Nasdaq Stock Market, Inc 11,628,631
699,465 (a) PayPal Holdings, Inc 61,958,610
142,207 S&P Global, Inc 74,148,152
254,283 Synchrony Financial 17,540,441
390,394 Visa, Inc (Class A) 133,436,669
TOTAL FINANCIAL SERVICES 852,555,931
FOOD, BEVERAGE & TOBACCO - 2.4%
1,333,631 Coca-Cola Co 84,658,896
241,511 Keurig Dr Pepper, Inc 7,752,503
519,967 PepsiCo, Inc 78,353,827
TOTAL FOOD, BEVERAGE & TOBACCO 170,765,226
HEALTH CARE EQUIPMENT & SERVICES - 4.6%
42,106 AmerisourceBergen Corp 10,703,766
177,468 (a) Cooper Cos, Inc 17,134,535
362,022 (a) Edwards Lifesciences Corp 26,228,494
117,039 HCA, Inc 38,612,336
67,230 (a) IDEXX Laboratories, Inc 28,374,422
30,884 (a) Insulet Corp 8,597,488
102,470 McKesson Corp 60,944,033
58,137 STERIS plc 12,827,929
217,773 UnitedHealth Group, Inc 118,139,675
TOTAL HEALTH CARE EQUIPMENT & SERVICES 321,562,678
HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
324,852 Colgate-Palmolive Co 28,164,668
631,245 Procter & Gamble Co 104,780,358
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 132,945,026
INSURANCE - 3.1%
170,283 Hartford Financial Services Group, Inc 18,995,069
296,605 Marsh & McLennan Cos, Inc 64,327,692
286,843 Progressive Corp 70,689,589
140,901 Prudential Financial, Inc 17,015,205
191,155 Travelers Cos, Inc 46,867,383
TOTAL INSURANCE 217,894,938
MATERIALS - 2.0%
12,222 Avery Dennison Corp 2,269,992
335,110 Ball Corp 18,665,627
238,253 Ecolab, Inc 59,608,518
24,298 (c) International Paper Co 1,351,698
1,347,138 Newmont Goldcorp Corp 57,549,735
44,213 Steel Dynamics, Inc 5,668,107
TOTAL MATERIALS 145,113,677
MEDIA & ENTERTAINMENT - 6.0%
1,854,466 Comcast Corp (Class A) 62,421,326
350,275 Electronic Arts, Inc 43,052,300
266,660 Fox Corp (Class A) 13,647,659
293,865 Fox Corp (Class B) 14,281,839

Large Cap Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
220,137 (a) Live Nation, Inc $ 31,849,421
111,128 (a) NetFlix, Inc 108,545,385
844,021 News Corp (Class A) 23,733,871
1,298 Omnicom Group, Inc 112,653
242,060 (a) Take-Two Interactive Software, Inc 44,904,551
694,956 Walt Disney Co 78,571,725
TOTAL MEDIA & ENTERTAINMENT 421,120,730
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.7%
116,930 Agilent Technologies, Inc 17,717,234
233,492 Amgen, Inc 66,643,287
267,433 Bristol-Myers Squibb Co 15,765,175
294,668 Danaher Corp 65,634,350
170,802 Eli Lilly & Co 138,534,086
236,511 Gilead Sciences, Inc 22,988,869
37,717 (a) Regeneron Pharmaceuticals, Inc 25,382,787
132,538 (a) Vertex Pharmaceuticals, Inc 61,190,144
3,186 (a) Waters Corp 1,323,719
27,271 West Pharmaceutical Services, Inc 9,314,410
297,921 Zoetis, Inc 50,914,699
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 475,408,760
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.5%
263,678 (a) CBRE Group, Inc 38,164,754
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 38,164,754
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.5%
381,802 Applied Materials, Inc 68,857,991
238,473 (a) First Solar, Inc 39,948,997
2,902,917 Intel Corp 56,403,677
804,610 Lam Research Corp 65,213,640
3,760,045 Nvidia Corp 451,468,603
262,443 NXP Semiconductors NV 54,732,488
392,050 Texas Instruments, Inc 72,376,351
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 809,001,747
SOFTWARE & SERVICES - 16.8%
172,327 (a) Adobe, Inc 75,384,446
69,346 (a) Ansys, Inc 24,305,773
197,431 (a) Autodesk, Inc 61,468,168
195,557 (a) Cadence Design Systems, Inc 58,201,674
333,219 International Business Machines Corp 85,204,098
123,072 Intuit, Inc 74,029,039
1,148,688 Microsoft Corp 476,774,441
239,811 (a) PTC, Inc 46,398,632
273,325 Salesforce, Inc 93,395,153
73,314 (a) ServiceNow, Inc 74,661,511
113,804 (a) Synopsys, Inc 59,801,726
213,647 (a) Workday, Inc 55,988,333
TOTAL SOFTWARE & SERVICES 1,185,612,994
TECHNOLOGY HARDWARE & EQUIPMENT - 2.8%
2,239,534 Hewlett Packard Enterprise Co 47,455,725
1,544,887 HP, Inc 50,208,828
316,485 (a) Keysight Technologies, Inc 56,445,100
543,977 (a) Trimble Inc 40,776,516
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 194,886,169
TELECOMMUNICATION SERVICES - 0.7%
1,212,711 Verizon Communications, Inc 47,768,686
TOTAL TELECOMMUNICATION SERVICES 47,768,686
TRANSPORTATION - 1.6%
1,141,450 CSX Corp 37,519,461
151,348 Old Dominion Freight Line 28,091,702

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
416,903 United Parcel Service, Inc (Class B) $ 47,622,830
TOTAL TRANSPORTATION 113,233,993
UTILITIES - 0.5%
120,985 American Water Works Co, Inc 15,079,570
19,133 Consolidated Edison, Inc 1,793,528
383,162 Exelon Corp 15,326,480
TOTAL UTILITIES 32,199,578
TOTAL COMMON STOCKS
(Cost $4,032,107,638) 7,033,983,034
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.1%
200,000 (c) Nuveen ESG Large-Cap ETF 9,356,400
TOTAL INVESTMENT COMPANIES
(Cost $5,657,305) 9,356,400
TOTAL LONG-TERM INVESTMENTS
(Cost $4,037,764,943) 7,043,339,434
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
1,406,051 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (e) 1,406,051
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,406,051) 1,406,051
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
GOVERNMENT AGENCY DEBT - 0.1%
$ 4,455,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 4,429,532
TOTAL GOVERNMENT AGENCY DEBT 4,429,532
TOTAL SHORT-TERM INVESTMENTS
(Cost $4,429,761) 4,429,532
TOTAL INVESTMENTS - 99.9%
(Cost $4,043,600,755) 7,049,175,017
OTHER ASSETS & LIABILITIES, NET - 0.1% 8,456,907
NET ASSETS - 100.0% $ 7,057,631,924
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,342,858.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 49 03/21/25  $ 14,919,976 $ 14,864,762 $ (55,214)

Large Cap Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Responsible Equity
Long-Term Investments
:
Common stocks $7,033,983,034 $— $— $7,033,983,034
Investment companies 9,356,400 — — 9,356,400
Investments purchased with collateral from securities lending 1,406,051 — — 1,406,051
Short-Term Investments
:
Government agency debt — 4,429,532 — 4,429,532
Investments in Derivatives
:
Futures contracts* (55,214) — — (55,214)
Total $7,044,690,271 $4,429,532 $— $7,049,119,803
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments January 31, 2025
Emerging Markets Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 96.5%
COMMON STOCKS - 96.5%
BRAZIL - 5.7%
3,290,898 Arcos Dorados Holdings, Inc $ 25,504,460
15,516,171 (a) Cia Brasileira de Distribuicao 7,168,601
14,670,300 (b) Locaweb Servicos de Internet S.A. 8,434,597
474,988 (a) NU Holdings Ltd 6,288,841
2,367,600 Petroleo Brasileiro S.A. (Preference) 15,269,350
31,886,011 Raizen S.A. 10,366,684
7,703,341 Sendas Distribuidora S.A. 8,884,338
1,450,300 Vale S.A. 13,443,203
TOTAL BRAZIL 95,360,074
CHILE - 0.8%
326,548 (c) Sociedad Quimica y Minera de Chile S.A. (ADR) 12,911,708
TOTAL CHILE 12,911,708
CHINA - 27.8%
47,964,505 Agricultural Bank of China Ltd (Class A) 34,113,921
6,062,108 Alibaba Group Holding Ltd 74,360,728
50,456,000 Bank of China Ltd - H 26,102,288
78,413 (a) BeiGene Ltd (ADR) 17,642,141
1,026,751 BYD Co Ltd 38,978,432
4,095,112 China Merchants Bank Co Ltd (Class A) 23,007,663
338,917 Contemporary Amperex Technology Co Ltd 12,083,878
1,852,582 Full Truck Alliance Co Ltd (ADR) 20,860,073
408,995 Huazhu Group Ltd (ADR) 13,145,099
1,395,319 (c) HUYA, Inc (ADR) 4,883,617
269,361 (a) iClick Interactive Asia Group Ltd (ADR) 2,359,602
2,584,578 JD.com, Inc 52,572,435
1,358,630 KE Holdings, Inc (ADR) 23,680,921
867,900 (a),(b),(d) Meituan 16,518,352
73,992 (a) PDD Holdings, Inc (ADR) 8,280,445
3,708,164 (d) Ping An Insurance Group Co of China Ltd (Class A) 26,108,463
1,061,076 Tencent Holdings Ltd 55,828,707
6,488,000 (a),(b) Wuxi Biologics Cayman, Inc 15,530,397
TOTAL CHINA 466,057,162
COLOMBIA - 0.7%
6,674,162 Almacenes Exito S.A. 11,089,247
TOTAL COLOMBIA 11,089,247
HONG KONG - 2.0%
3,320,400 AIA Group Ltd 23,342,890
22,290 (a),(e) Asia Pacific Investment Partners Limited 223
1,812,362 (a) Melco Crown Entertainment Ltd (ADR) 10,711,059
TOTAL HONG KONG 34,054,172
INDIA - 16.0%
86,331 Apollo Hospitals Enterprise Ltd 6,770,884
759,632 Axis Bank Ltd 8,607,051
528,760 Dr Reddy's Laboratories Ltd 7,420,106
26,821,113 Edelweiss Financial Services Ltd 33,718,293
2,867,368 HDFC Bank Ltd 56,124,031
713,060 Infosys Technologies Ltd 15,515,695
373,398 Lupin Ltd 8,944,690
500,838 Mahindra & Mahindra Ltd 17,212,898
5,755,168 Reliance Industries Ltd 83,754,144
4,962,777 (a) Reliance Strategic Investments Ltd 13,784,152
421,314 Sun Pharmaceutical Industries Ltd 8,465,521
2,866,093 (a) Zomato Ltd 7,259,034
TOTAL INDIA 267,576,499
INDONESIA - 3.9%
54,229,500 Astra International Tbk PT 15,934,546
111,711,900 Bank Rakyat Indonesia 28,847,055

Emerging Markets Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INDONESIA (continued)
130,039,600 Telkom Indonesia Persero Tbk PT $ 20,942,807
TOTAL INDONESIA 65,724,408
KOREA, REPUBLIC OF - 11.9%
165,499 (a) Amorepacific Corp 14,694,000
225,462 Hynix Semiconductor, Inc 30,353,856
136,450 Hyundai Motor Co 19,205,206
264,161 KB Financial Group, Inc 16,550,029
304,587 LG Electronics, Inc 17,549,078
114,546 (a) Naver Corp 16,962,778
58,030 POSCO 10,338,154
1,470,725 Samsung Electronics Co Ltd 52,525,060
61,003 Samsung SDI Co Ltd 9,243,042
341,716 Shinhan Financial Group Co Ltd 11,903,271
TOTAL KOREA, REPUBLIC OF 199,324,474
MACAU - 1.0%
23,702,500 (c) Wynn Macau Ltd 17,330,610
TOTAL MACAU 17,330,610
MEXICO - 3.1%
431,721 Fomento Economico Mexicano SAB de C.V. (ADR) 36,834,436
1,239,000 Grupo Financiero Banorte S.A. de C.V. 8,562,146
3,008,105 (c) Grupo Televisa SAB (ADR) 5,775,562
TOTAL MEXICO 51,172,144
SAUDI ARABIA - 3.3%
739,683 Al Rajhi Bank 19,508,504
4,864,308 (b) Saudi Arabian Oil Co 35,995,058
TOTAL SAUDI ARABIA 55,503,562
SINGAPORE - 1.4%
5,020,913 (a) Grab Holdings Ltd 22,995,782
TOTAL SINGAPORE 22,995,782
SOUTH AFRICA - 1.4%
650,803 Aspen Pharmacare Holdings Ltd 6,218,029
109,197 Capitec Bank Holdings Ltd 17,386,236
TOTAL SOUTH AFRICA 23,604,265
TAIWAN - 16.5%
1,971,571 E Ink Holdings, Inc 16,548,492
4,062,000 Hon Hai Precision Industry Co, Ltd 21,689,591
314,000 MediaTek, Inc 13,598,406
6,721,400 Taiwan Semiconductor Manufacturing Co Ltd 224,313,855
TOTAL TAIWAN 276,150,344
UNITED STATES - 1.0%
369,359 Newmont Goldcorp Corp 15,779,017
TOTAL UNITED STATES 15,779,017
TOTAL COMMON STOCKS
(Cost $1,486,288,529) 1,614,633,468
TOTAL LONG-TERM INVESTMENTS
(Cost $1,486,288,529) 1,614,633,468
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
5,273,819 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (g) 5,273,819
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $5,273,819) 5,273,819

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 4.1%
GOVERNMENT AGENCY DEBT - 0.6%
$ 10,000,000 Federal Home Loan Bank Discount Notes 0 .000% 03/21/25 $ 9,942,833
TOTAL GOVERNMENT AGENCY DEBT 9,942,833
REPURCHASE AGREEMENT - 2.7%
44,887,000 (h) Fixed Income Clearing Corporation 4 .340 02/03/25 44,887,000
TOTAL REPURCHASE AGREEMENT 44,887,000
TREASURY DEBT - 0.8%
4,097,000 United States Treasury Bill 0 .000 02/04/25 4,096,521
10,000,000 United States Treasury Bill 0 .000 03/13/25 9,955,160
TOTAL TREASURY DEBT 14,051,681
TOTAL SHORT-TERM INVESTMENTS
(Cost $68,878,558) 68,881,514
TOTAL INVESTMENTS - 100.9%
(Cost $1,560,440,906) 1,688,788,801
OTHER ASSETS & LIABILITIES, NET - (0.9)% (14,723,187)
NET ASSETS - 100.0% $ 1,674,065,614
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $76,478,404 or 4.5% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $6,243,614.
(d) When-issued or delayed delivery security.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $44,903,234 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $45,784,890.

Emerging Markets Equity

Portfolio of Investments January 31, 2025
(continued)
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity
Long-Term Investments
:
Common stocks $317,088,958 $1,297,544,287 $223 $1,614,633,468
Investments purchased with collateral from securities lending 5,273,819 — — 5,273,819
Short-Term Investments
:
Government agency debt — 9,942,833 — 9,942,833
Repurchase agreement — 44,887,000 — 44,887,000
Treasury debt — 14,051,681 — 14,051,681
Total $322,362,777 $1,366,425,801 $223 $1,688,788,801
1 1 1 1 1

Portfolio of Investments January 31, 2025
International Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUSTRALIA - 5.5%
4,087,975 BHP Billiton Ltd $ 100,399,370
1,508,095 Commonwealth Bank of Australia 148,822,121
20,273,599 Glencore plc 87,590,986
1,830,130 Woodside Energy Group Ltd 27,892,613
TOTAL AUSTRALIA 364,705,090
BRAZIL - 0.9%
10,467,700 Itau Unibanco Holding S.A. 60,559,533
TOTAL BRAZIL 60,559,533
DENMARK - 5.1%
559,759 DSV AS 111,511,931
2,696,642 Novo Nordisk A.S. 227,662,931
TOTAL DENMARK 339,174,862
FINLAND - 1.3%
7,050,093 Nordea Bank AB publ 83,854,175
TOTAL FINLAND 83,854,175
FRANCE - 11.7%
1,124,418 Airbus SE 194,492,180
748,195 Compagnie de Saint-Gobain 70,160,788
588,533 Essilor International S.A. 161,527,972
170,868 Kering 44,731,239
194,480 LVMH Moet Hennessy Louis Vuitton S.A. 142,243,514
1,541,366 Total S.A. 89,294,646
693,708 Vinci S.A. 75,068,138
TOTAL FRANCE 777,518,477
GERMANY - 6.8%
1,361,774 Deutsche Post AG. 49,027,692
647,341 HeidelbergCement AG. 91,091,230
2,719,841 Infineon Technologies AG. 89,424,289
1,775,231 RWE AG. 55,012,189
776,712 Siemens AG. 166,508,459
TOTAL GERMANY 451,063,859
INDIA - 1.2%
457,108 HDFC Bank Ltd (ADR) 27,719,029
1,853,107 Reliance Industries Ltd 26,968,003
9,343,684 (a) Reliance Strategic Investments Ltd 25,952,156
TOTAL INDIA 80,639,188
INDONESIA - 0.3%
82,788,895 Bank Rakyat Indonesia 21,378,348
TOTAL INDONESIA 21,378,348
ITALY - 2.5%
7,060,110 Enel S.p.A. 50,181,062
1,402,882 Moncler S.p.A 88,806,439
577,243 UniCredit S.p.A 26,508,883
TOTAL ITALY 165,496,384
JAPAN - 26.4%
1,466,700 Advantest Corp 81,089,707
4,810,070 Daiichi Sankyo Co Ltd 134,106,692
9,842,310 (a) Hitachi Ltd 247,439,785
16,657,089 Mitsubishi UFJ Financial Group, Inc 210,652,049
2,669,501 Nintendo Co Ltd 175,131,665
1,674,700 Oriental Land Co Ltd 37,637,333
3,078,014 ORIX Corp 65,016,345
2,072,467 Recruit Holdings Co Ltd 144,641,964
2,333,200 SBI Holdings, Inc 67,258,773
7,485,735 Sony Corp 165,205,252
4,484,000 (b) Sumco Corp 33,105,415
8,359,242 Sumitomo Mitsui Financial Group, Inc 205,997,609

International Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
9,742,548 (a) Toyota Motor Corp $ 184,811,355
TOTAL JAPAN 1,752,093,944
KOREA, REPUBLIC OF - 0.4%
851,340 Samsung Electronics Co Ltd 30,404,518
TOTAL KOREA, REPUBLIC OF 30,404,518
MEXICO - 0.7%
312,277 Fomento Economico Mexicano SAB de C.V. (ADR) 26,643,474
3,086,700 Grupo Financiero Banorte S.A. de C.V. 21,330,732
TOTAL MEXICO 47,974,206
NETHERLANDS - 3.8%
1,028,868 Heineken NV 71,483,334
6,269,843 ING Groep NV 104,210,354
20,759,651 Koninklijke KPN NV 75,119,253
TOTAL NETHERLANDS 250,812,941
SPAIN - 3.8%
13,399,440 Banco Bilbao Vizcaya Argentaria S.A. 152,552,041
19,357,214 Banco Santander S.A. 99,196,113
TOTAL SPAIN 251,748,154
SWITZERLAND - 4.1%
499,470 Cie Financiere Richemont S.A. 96,556,805
101,566 Lonza Group AG. 64,402,200
180,369 Zurich Insurance Group AG 109,297,215
TOTAL SWITZERLAND 270,256,220
TAIWAN - 2.9%
161,438 ASML Holding NV 119,425,873
336,122 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 70,357,057
TOTAL TAIWAN 189,782,930
UNITED KINGDOM - 7.7%
1,478,671 Ashtead Group plc 96,367,796
1,268,169 AstraZeneca plc 178,019,933
21,948,745 Barclays plc 80,442,020
309,658 Reckitt Benckiser Group plc 20,477,293
2,332,403 Unilever plc 133,593,089
TOTAL UNITED KINGDOM 508,900,131
UNITED STATES - 14.5%
6,425,686 BP plc 33,241,950
1,710,314 CRH plc 169,372,395
29,717,009 Haleon plc 138,517,253
264,612 (a) Linde plc 118,048,706
506,945 Nestle S.A. 43,060,225
471,689 Novartis AG. 49,374,876
360,329 Roche Holding AG. 113,277,241
5,799,419 Shell plc 190,422,350
2,063,977 Smurfit WestRock plc 109,576,539
TOTAL UNITED STATES 964,891,535
TOTAL COMMON STOCKS
(Cost $4,749,421,336) 6,611,254,495
TOTAL LONG-TERM INVESTMENTS
(Cost $4,749,421,336) 6,611,254,495
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
20,969 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (d) 20,969
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $20,969) 20,969

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
TREASURY DEBT - 0.1%
$ 3,396,000 United States Treasury Bill 0 .000% 03/13/25 $ 3,380,772
TOTAL TREASURY DEBT 3,380,772
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,379,926) 3,380,772
TOTAL INVESTMENTS - 99.7%
(Cost $4,752,822,231) 6,614,656,236
OTHER ASSETS & LIABILITIES, NET - 0.3% 22,787,532
NET ASSETS - 100.0% $ 6,637,443,768
ADR American Depositary Receipt
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $237,255.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
Fund Level 1 Level 2 Level 3 Total
International Equity
Long-Term Investments
:
Common stocks $603,607,465 $6,007,647,030 $— $6,611,254,495
Investments purchased with collateral from securities lending 20,969 — — 20,969
Short-Term Investments
:
Treasury debt — 3,380,772 — 3,380,772
Total $603,628,434 $6,011,027,802 $— $6,614,656,236
1 1 1 1 1

International Opportunities
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.7%
COMMON STOCKS - 98.7%
AUSTRALIA - 1.4%
1,767,689 Australia & New Zealand Banking Group Ltd $ 33,380,279
TOTAL AUSTRALIA 33,380,279
BRAZIL - 5.6%
684,163 (a) Empresa Brasileira de Aeronautica S.A. (ADR) 28,030,158
4,087,500 Itau Unibanco Holding S.A. 23,647,706
2,439,835 (a) NU Holdings Ltd 32,303,415
1,548,775 (a) Pagseguro Digital Ltd 11,538,374
2,655,300 (a) Petro Rio S.A. 18,624,198
2,238,011 (a) StoneCo Ltd 20,522,561
TOTAL BRAZIL 134,666,412
CANADA - 11.7%
717,365 Alimentation Couche-Tard, Inc 37,883,348
307,067 Bank of Montreal 30,399,284
591,344 Cameco Corp 29,242,711
486,747 Dollarama, Inc 46,060,698
1,152,197 (a) Lightspeed Commerce, Inc 16,608,888
3,086,658 (a),(b) NexGen Energy Ltd 20,155,079
921,152 Parex Resources, Inc 8,778,309
498,791 (a) Shopify, Inc (Class A) 58,210,301
846,253 Suncor Energy, Inc 31,751,592
TOTAL CANADA 279,090,210
CHINA - 4.9%
1,703,357 JD.com, Inc 34,647,677
1,172,600 Tencent Holdings Ltd 61,696,563
1,680,649 Tencent Music Entertainment Group (ADR) 20,134,175
TOTAL CHINA 116,478,415
DENMARK - 3.5%
205,162 Carlsberg AS (Class B) 21,488,893
622,363 Novo Nordisk A.S. 52,542,749
97,437 (a) Zealand Pharma AS 9,901,192
TOTAL DENMARK 83,932,834
FRANCE - 4.7%
152,737 Essilor International S.A. 41,919,991
77,467 L'Oreal S.A. 28,742,750
58,810 LVMH Moet Hennessy Louis Vuitton S.A. 43,013,888
TOTAL FRANCE 113,676,629
GERMANY - 5.3%
228,509 Beiersdorf AG. 30,568,558
594,760 (a) BK LC Lux Finco 2 Sarl 35,174,107
164,525 Deutsche Boerse AG. 40,643,889
316,287 Dr ING hc F Porsche AG. 20,137,753
TOTAL GERMANY 126,524,307
INDIA - 2.3%
946,652 Axis Bank Ltd 10,726,092
411,768 (c) LTIMindtree Ltd 27,971,560
5,857,167 (a) Reliance Strategic Investments Ltd 16,268,327
TOTAL INDIA 54,965,979
INDONESIA - 0.9%
86,868,400 Bank Rakyat Indonesia 22,431,787
TOTAL INDONESIA 22,431,787
ITALY - 4.3%
734,877 (b) Amplifon S.p.A. 19,638,737
2,626,022 (b) Davide Campari-Milano NV 15,149,823
91,218 Ferrari NV 39,135,688

SHARES DESCRIPTION VALUE
ITALY (continued)
461,797 Moncler S.p.A $ 29,233,070
TOTAL ITALY 103,157,318
JAPAN - 10.4%
139,000 Disco Corp 40,229,823
202,900 (a) Hoya Corp 27,246,598
2,100,600 MonotaRO Co Ltd 36,190,421
1,381,800 Murata Manufacturing Co Ltd 21,709,175
541,400 Recruit Holdings Co Ltd 37,785,480
712,800 Shin-Etsu Chemical Co Ltd 22,098,376
39,000 SMC Corp 14,757,063
981,700 TechnoPro Holdings, Inc 19,595,286
178,600 Tokyo Electron Ltd 30,126,938
TOTAL JAPAN 249,739,160
NETHERLANDS - 2.7%
18,806 (a),(c) Adyen NV 30,355,086
2,035,330 ING Groep NV 33,828,990
TOTAL NETHERLANDS 64,184,076
NORWAY - 1.8%
976,076 Aker BP ASA 20,373,085
906,566 Equinor ASA 21,833,529
TOTAL NORWAY 42,206,614
PHILIPPINES - 0.9%
7,992,434 BDO Unibank, Inc 18,840,199
5,869,880 Robinsons Retail Holdings, Inc 3,439,088
TOTAL PHILIPPINES 22,279,287
PORTUGAL - 0.9%
1,065,794 Jeronimo Martins SGPS S.A. 21,062,729
TOTAL PORTUGAL 21,062,729
SPAIN - 1.2%
393,179 Amadeus IT Holding S.A. 28,771,875
142,139 (a),(b),(d) Let's GOWEX S.A. 1,475
TOTAL SPAIN 28,773,350
SWEDEN - 0.6%
197,224 (c) Evolution AB 15,130,948
TOTAL SWEDEN 15,130,948
SWITZERLAND - 6.9%
312,650 (a) Galderma Group AG. 38,002,037
6,130 Givaudan S.A. 26,835,366
74,340 Lonza Group AG. 47,138,408
867,359 (a) On Holding AG. 51,937,457
TOTAL SWITZERLAND 163,913,268
TAIWAN - 10.2%
273,000 Alchip Technologies Ltd 25,397,110
67,250 ASML Holding NV 49,749,067
1,281,000 Eclat Textile Co Ltd 20,408,850
3,667,000 Taiwan Semiconductor Manufacturing Co Ltd 122,379,105
392,000 Wiwynn Corp 25,841,598
TOTAL TAIWAN 243,775,730
UNITED KINGDOM - 8.6%
781,329 Ashtead Group plc 50,920,694
1,871,027 Beazley plc 19,318,941
1,082,864 Compass Group plc 37,309,394
737,259 Fevertree Drinks plc 7,323,167
174,489 (a) Flutter Entertainment plc 46,792,856
560,194 RELX plc 27,817,231
8,564,778 Tritax Big Box REIT plc 15,515,036
TOTAL UNITED KINGDOM 204,997,319
UNITED STATES - 9.9%
203,747 (a),(b) ARM Holdings plc (ADR) 32,507,834
480,518 CRH plc 47,585,698
173,691 Ferguson Enterprises, Inc 31,294,397

International Opportunities

Portfolio of Investments January 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
UNITED STATES (continued)
81,074 (a) Linde plc $ 36,168,733
74,846 (a) Lululemon Athletica, Inc 31,001,213
66,780 Roche Holding AG. 20,993,742
686,571 Smurfit WestRock plc 36,450,054
TOTAL UNITED STATES 236,001,671
TOTAL COMMON STOCKS
(Cost $1,692,310,707) 2,360,368,322
TOTAL LONG-TERM INVESTMENTS
(Cost $1,692,310,707) 2,360,368,322
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.9%
20,906,027 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (f) 20,906,027
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $20,906,027) 20,906,027
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.8%
$ 20,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 19,885,667
TOTAL GOVERNMENT AGENCY DEBT 19,885,667
REPURCHASE AGREEMENT - 0.4%
8,453,000 (g) Fixed Income Clearing Corporation 4 .340 02/03/25 8,453,000
TOTAL REPURCHASE AGREEMENT 8,453,000
TREASURY DEBT - 0.6%
4,685,000 United States Treasury Bill 0 .000 02/04/25 4,684,452
5,000,000 United States Treasury Bill 0 .000 02/18/25 4,991,151
5,000,000 United States Treasury Bill 0 .000 02/25/25 4,987,018
TOTAL TREASURY DEBT 14,662,621
TOTAL SHORT-TERM INVESTMENTS
(Cost $42,998,790) 43,001,288
TOTAL INVESTMENTS - 101.4%
(Cost $1,756,215,524) 2,424,275,637
OTHER ASSETS & LIABILITIES, NET - (1.4)% (32,353,849)
NET ASSETS - 100.0% $ 2,391,921,788
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $46,398,269.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $73,457,594 or 3.0% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $8,456,057 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 6/15/27, valued at $8,622,101.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Opportunities
Long-Term Investments
:
Common stocks $828,410,348 $1,531,956,499 $1,475 $2,360,368,322
Investments purchased with collateral from securities lending 20,906,027 — — 20,906,027
Short-Term Investments
:
Government agency debt — 19,885,667 — 19,885,667
Repurchase agreement — 8,453,000 — 8,453,000
Treasury debt — 14,662,621 — 14,662,621
Total $849,316,375 $1,574,957,787 $1,475 $2,424,275,637
1 1 1 1 1

Quant International Small Cap Equity
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.7%
COMMON STOCKS - 98.8%
AUSTRALIA - 6.2%
1,508,057 Abacus Property Group $ 1,073,330
1,167,649 Abacus Storage King 840,559
1,135,145 AGL Energy Ltd 8,074,606
905,876 Austal Ltd 2,145,664
1,436,921 Challenger Financial Services Group Ltd 5,581,059
34,506 Codan Ltd 340,948
1,715,980 Deterra Royalties Ltd 4,291,262
2,231,672 G8 Education Ltd 1,928,528
2,562,174 Gold Road Resources Ltd 3,882,860
639,240 Growthpoint Properties Australia Ltd 951,654
214,229 HMC Capital Ltd 1,244,021
1,367,711 Macquarie CountryWide Trust 2,746,680
768,490 Magellan Financial Group Ltd 4,950,784
222,518 Netwealth Group Ltd 4,301,414
1,211,058 (a) Nuix Ltd 3,343,596
74,491 Objective Corp Ltd 762,896
1,044,343 oOh!media Ltd 752,723
3,617,870 Perenti Ltd 3,130,574
3,924,391 Ramelius Resources Ltd 5,913,796
194,440 Steadfast Group Ltd 698,512
450,810 Technology One Ltd 8,571,353
1,989,110 Ventia Services Group Pty Ltd 4,675,981
3,331,971 Westgold Resources Ltd 5,248,895
TOTAL AUSTRALIA 75,451,695
BELGIUM - 0.9%
115,307 Colruyt S.A. 4,246,493
77,912 Fagron NV 1,545,392
43,756 KBC Ancora 2,352,897
421,009 Proximus plc 2,332,400
TOTAL BELGIUM 10,477,182
BERMUDA - 0.1%
303,300 Conduit Holdings Ltd 1,707,002
TOTAL BERMUDA 1,707,002
BRAZIL - 1.6%
704,300 (a) Alpargatas S.A. 747,198
628,746 (a) Embraer S.A. 6,422,966
497,200 Grendene S.A. 486,646
4,850,400 (b) Locaweb Servicos de Internet S.A. 2,788,707
1,778,700 Lojas Renner S.A. 4,154,525
554,304 (a) VTEX 3,697,208
301,200 Wilson Sons Holdings Brasil S.A. 874,627
TOTAL BRAZIL 19,171,877
BURKINA FASO - 0.6%
1,175,421 (a) Iamgold Corp 7,311,251
TOTAL BURKINA FASO 7,311,251
CANADA - 6.7%
1,284,667 (c) Algonquin Power & Utilities Corp 5,719,060
178,592 Atco Ltd 5,680,881
2,383,253 B2Gold Corp 5,755,818
43,834 (c) Badger Infrastructure Solutions Ltd 1,191,346
95,248 Boardwalk REIT 4,105,884
94,046 Boralex, Inc 1,672,101
1,263,520 (a) Calibre Mining Corp 2,251,706
231,378 (c) Canaccord Financial, Inc 1,566,560
863,042 Centerra Gold, Inc 5,397,909
37,134 Colliers International Group, Inc 5,283,613
153,588 (a) dentalcorp Holdings Ltd 799,987
32,904 Evertz Technologies Ltd 294,321

SHARES DESCRIPTION VALUE
CANADA (continued)
129,196 (c) Exchange Income Corp $ 4,971,915
39,044 (a) Fortuna Silver Mines, Inc 197,725
76,418 (c) Innergex Renewable Energy, Inc 382,787
2,340 Lassonde Industries, Inc 293,162
329,787 Maple Leaf Foods, Inc 4,846,906
301,446 Primaris REIT 3,096,700
177,533 (c) Savaria Corp 2,297,723
194,070 Slate Grocery REIT 1,876,137
327,502 SmartCentres REIT 5,534,420
81,671 Sprott, Inc 3,546,466
1,067,367 (c) Superior Plus Corp 4,421,199
146,597 Topaz Energy Corp 2,526,752
37,772 Transcontinental, Inc 475,090
569,331 (a) Wesdome Gold Mines Ltd 5,625,344
7,207 (c) Westshore Terminals Investment Corp 115,939
50,479 Winpak Ltd 1,501,849
TOTAL CANADA 81,429,300
CAYMAN ISLANDS - 0.1%
134,379 Patria Investments Ltd 1,597,766
TOTAL CAYMAN ISLANDS 1,597,766
CHINA - 4.0%
1,816,500 (a) ANE Cayman, Inc 1,664,525
276,000 China Everbright Ltd 173,505
1,436,000 China Foods Ltd 493,542
4,580,000 (d) China Lesso Group Holdings Ltd 1,996,037
1,914,749 China XLX Fertiliser Ltd 1,000,145
4,565,760 (a),(c),(e) China Zhongwang Holdings Ltd 5,860
2,055,000 Consun Pharmaceutical Group Ltd 2,078,777
1,480,000 COSCO SHIPPING International Hong Kong Co Ltd 832,299
7,334,000 (c) Gemdale Properties & Investment Corp Ltd 255,424
816,000 (b),(c) Greentown Management Holdings Co Ltd 306,497
2,334,000 Harbin Power Equipment 952,556
786,500 JNBY Design Ltd 1,662,956
161,200 (a) JOYY, Inc (ADR) 6,988,020
9,846,000 (a),(c) Kingsoft Cloud Holdings Ltd 8,155,132
6,513,000 Lonking Holdings Ltd 1,415,631
1,935,195 Lufax Holding Ltd (ADR) 4,470,300
90,400 (c) Shanghai Chicmax Cosmetic Co Ltd 419,189
9,364,000 Shougang Fushan Resources Group Ltd 2,867,354
10,587,000 Sihuan Pharmaceutical Holdings Group Ltd 806,785
4,798,000 Sinopec Kantons Holdings Ltd 2,703,220
1,476,000 Xinhua Winshare Publishing and Media Co Ltd 2,053,008
3,317,200 Yangzijiang Shipbuilding Holdings Ltd 7,428,797
TOTAL CHINA 48,729,559
COLOMBIA - 0.0%
42,794 Frontera Energy Corp 240,566
TOTAL COLOMBIA 240,566
DENMARK - 0.9%
1,771,032 Alm Brand AS 3,690,386
10,559 cBrain A.S. 283,787
73,507 Cementir Holding NV 892,893
27,106 D/S Norden 770,681
513,018 H Lundbeck A.S. 3,143,736
116,298 (b) Scandinavian Tobacco Group A.S. 1,671,724
18,539 Sydbank AS 985,028
TOTAL DENMARK 11,438,235
FINLAND - 0.6%
1,333,829 Mandatum Holding Oy 6,593,407
11,554 Puuilo Oyj 122,618
TOTAL FINLAND 6,716,025
FRANCE - 2.1%
30,434 Antin Infrastructure Partners S.A. 355,847

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FRANCE (continued)
71,842 Carmila S.A. $ 1,244,633
13,435 Cie des Alpes 228,017
368,269 (a),(b) Elior Group S.A. 996,745
132,970 Elis S.A. 2,722,150
6,296 Esso SA Francaise 729,238
124,374 Societe Television Francaise 1 980,741
224,915 SPIE S.A. 7,495,839
250,647 (a) Ubisoft Entertainment 2,892,055
34,628 Vicat S.A. 1,444,187
2,041,566 Vivendi Universal S.A. 5,770,467
TOTAL FRANCE 24,859,919
GERMANY - 2.3%
69,543 Bilfinger Berger AG. 3,576,952
370,124 (a) Ceconomy AG 1,144,198
1,985 Cewe Stiftung & Co KGAA 210,454
1,509 Einhell Germany AG. 99,249
188,371 Hensoldt AG. 7,573,828
11,795 Hornbach Holding AG. & Co KGaA 904,618
166,750 KION Group AG. 6,192,133
35,025 (a),(b) Montana Aerospace AG. 625,316
113,963 Softwareone Holding AG. 745,780
466,324 (a),(b) TeamViewer SE 5,522,529
152,572 (a) TUI AG. 1,290,657
TOTAL GERMANY 27,885,714
GREECE - 0.1%
86,525 Athens International Airport S.A. 769,252
39,311 Holding CO ADMIE IPTO S.A. 109,294
31,000 Sarantis S.A. 366,617
TOTAL GREECE 1,245,163
HONG KONG - 0.8%
390,000 (a),(d) Super Hi International Holding Ltd 933,680
2,878,000 Wasion Holdings Ltd 2,852,883
2,588,000 Yue Yuen Industrial Holdings 5,515,459
TOTAL HONG KONG 9,302,022
INDIA - 7.2%
6,061 3M India Ltd 2,083,089
313,890 (a) Affle India Ltd 5,436,743
3,999 Akzo Nobel India Ltd 174,693
18,271 Anveshan Heavy Engineering Ltd 593,727
89,394 Bajaj Electricals Ltd 723,068
2,918 Bharat Bijlee Ltd 108,694
185,986 Bharat Dynamics Ltd 2,788,756
149,779 Central Depository Services India Ltd 2,252,967
89,184 Concord Biotech Ltd 2,212,426
10,807 Data Patterns India Ltd 273,820
179,786 DB Corp Ltd 541,782
9,568 ESAB India Ltd 552,405
190,870 Finolex Cables Ltd 2,200,811
942,198 Fortis Healthcare Ltd 6,936,446
263,774 GE T&D India Ltd 5,409,353
12,419 GlaxoSmithKline Pharmaceuticals Ltd 282,777
16,551 (a) Glenmark Life Sciences Ltd 228,900
289,956 Glenmark Pharmaceuticals Ltd 4,852,264
28,344 (a) Go Fashion India Ltd 291,564
23,483 Ingersoll Rand India Ltd 1,013,492
114,441 JB Chemicals & Pharmaceuticals Ltd 2,326,157
153,070 Kansai Nerolac Paints Ltd 410,662
64,652 Kirloskar Pneumatic Co Ltd 843,411
186,563 LT Foods Ltd 836,945
9,738 Maharashtra Scooters Ltd 1,046,790
404,625 Maharashtra Seamless Ltd 2,886,720
1,228,627 National Aluminium Co Ltd 2,851,077

SHARES DESCRIPTION VALUE
INDIA (continued)
1,557,038 NCC Ltd $ 4,506,393
86,393 NESCO Ltd 957,516
668,494 Paisalo Digital Ltd 333,125
128,880 (a) Poonawalla Fincorp Ltd 459,967
8,517 Procter & Gamble Health Ltd 529,273
2,060,851 Rain Industries Ltd 3,431,120
2,004,104 (a) Reliance Energy Ltd 5,770,224
13,089 SKF India Ltd 609,324
702,371 (a) Star Health & Allied Insurance Co Ltd 3,504,792
208,648 Symphony Ltd 2,990,093
76,529 Tanla Platforms Ltd 485,933
632,262 TD Power Systems Ltd 2,669,110
185,375 Techno Electric & Engineering Co Ltd 2,292,883
814,349 Triveni Turbine Ltd 6,262,573
407,235 V-Guard Industries Ltd 1,709,974
TOTAL INDIA 86,671,839
INDONESIA - 0.5%
1,133,400 Cisarua Mountain Dairy PT TBK 341,411
712,075 Indo Tambangraya Megah Tbk PT 1,130,364
32,966,437 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,162,927
38,457,825 PT Perusahaan Gas Negara Persero Tbk 3,765,590
TOTAL INDONESIA 6,400,292
IRELAND - 0.1%
17,819 COSMO Pharmaceuticals NV 1,289,346
TOTAL IRELAND 1,289,346
ISRAEL - 3.1%
65,131 Camtek Ltd 5,745,308
268,251 (a) Cellebrite DI Ltd 6,448,754
10,393 Formula Systems 1985 Ltd 956,041
27,940 Matrix IT Ltd 687,508
36,496 (a) Nova Measuring Instruments Ltd 8,767,582
33,029 Plus500 Ltd 1,158,960
68,461 (a) Radware Ltd 1,523,257
55,402 Sapiens International Corp NV 1,493,359
288,326 (a) SimilarWeb Ltd 4,673,764
311,610 (c) ZIM Integrated Shipping Services Ltd 5,546,658
TOTAL ISRAEL 37,001,191
ITALY - 1.3%
783,828 Banca Popolare di Sondrio SPA 7,237,675
355,222 (a) Fincantieri S.p.A 2,761,456
811,463 MFE-MediaForEurope NV 2,638,954
233,190 (b) Technogym S.p.A 2,712,583
TOTAL ITALY 15,350,668
JAPAN - 22.1%
309,300 AEON Financial Service Co Ltd 2,499,362
60,700 Aichi Corp 560,874
434,700 (c) Anritsu Corp 3,995,096
9,100 Argo Graphics, Inc 288,417
18,900 Axial Retailing, Inc 108,468
15,100 C Uyemura & Co Ltd 1,000,973
64,600 (a) Canon Electronics, Inc 1,057,730
53,400 (c) Central Glass Co Ltd 1,129,730
92,500 Chudenko Corp 1,925,701
888,800 (c) Chugoku Electric Power Co, Inc 4,950,422
164,600 COLOPL, Inc 522,818
60,400 (a),(c) Cover Corp 1,080,729
129,900 (c) Curves Holdings Co Ltd 615,566
185,700 Cybozu, Inc 3,277,583
128,600 Dai-Dan Co Ltd 3,048,672
20,400 Doshisha Co Ltd 279,507
387,400 Electric Power Development Co 6,111,551
62,300 FCC Co Ltd 1,243,722

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
320,700 Fuji Machine Manufacturing Co Ltd $ 4,842,831
836 Global One Real Estate Investment Corp 567,212
159,800 Glory Ltd 2,716,376
109,600 G-Tekt Corp 1,209,398
347,000 (a) GungHo Online Entertainment, Inc 7,276,874
162,900 Heiwa Corp 2,448,217
51,500 Hirose Electric Co Ltd 6,156,006
166,400 Hosiden Corp 2,255,264
93,600 Inaba Denki Sangyo Co Ltd 2,229,364
111,100 Ishikawajima-Harima Heavy Industries Co Ltd 6,646,914
45,700 Itochu Enex Co Ltd 467,700
58,300 Itoham Yonekyu Holdings, Inc 1,449,828
249,100 JAC Recruitment Co Ltd 1,095,249
438,400 Jafco Co Ltd 6,407,527
330,300 (c) Japan Aviation Electronics Industry Ltd 5,979,459
136,900 Justsystems Corp 2,959,751
96,300 (c) K&O Energy Group, Inc 2,023,952
117,900 Kanamoto Co Ltd 2,372,562
478,900 Kandenko Co Ltd 7,664,897
6,382 Kenedix Realty Investment Corp 6,372,345
621,100 (c) Kobe Steel Ltd 6,613,121
68,700 (a),(c) M&A Research Institute Holdings, Inc 684,410
68,100 Maeda Kosen Co Ltd 843,415
100,500 Matsui Securities Co Ltd 528,703
16,400 Maxvalu Tokai Co Ltd 345,251
197,300 MCJ Co Ltd 1,728,871
10,300 Mitsubishi Research Institute, Inc 320,464
11,000 Mitsui Mining & Smelting Co Ltd 324,311
233,700 Mixi Inc 4,846,009
23,400 Modec, Inc 481,024
848,000 Monex Group, Inc 4,955,699
73,600 Morita Holdings Corp 1,055,835
40,800 (c) Namura Shipbuilding Co Ltd 523,856
174,700 Nihon Parkerizing Co Ltd 1,424,637
49,400 Nikkiso Co Ltd 322,755
104,900 Nippon Ceramic Co Ltd 1,643,070
41,300 Nippon Densetsu Kogyo Co Ltd 543,682
209,200 Nippon Light Metal Holdings Co Ltd 2,142,467
19,500 (c) Nishio Rent All Co Ltd 536,111
37,800 Nitta Corp 878,098
10,500 Nittetsu Mining Co Ltd 320,264
26,600 Noevir Holdings Co Ltd 792,557
249,700 Nomura Co Ltd 1,470,566
90,300 OBIC Business Consultants Ltd 4,526,681
164,900 Ohsho Food Service Corp 3,070,166
417,900 Oki Electric Industry Co Ltd 2,612,848
199,400 Orient Corp 1,049,473
551,400 Pigeon Corp 5,225,364
18,300 Plus Alpha Consulting Co Ltd 211,151
132,300 Prima Meat Packers Ltd 1,868,964
251,100 Raito Kogyo Co Ltd 3,544,629
181,500 (c) Rorze Corp 1,978,670
33,300 Ryoshoku Ltd 1,067,448
26,800 (c) Ryoyo Ryosan Holdings, Inc 433,442
139,000 Sangetsu Co Ltd 2,583,446
136,600 Sanki Engineering Co Ltd 2,750,221
542,800 Santen Pharmaceutical Co Ltd 5,462,098
7,700 Sanwa Shutter Corp 240,994
46,700 Sanyo Chemical Industries Ltd 1,177,793
27,800 Sega Sammy Holdings, Inc 538,068
103,100 Shiga Bank Ltd 3,063,649
99,800 Shimamura Co Ltd 5,678,713

SHARES DESCRIPTION VALUE
JAPAN (continued)
28,200 Shinko Plantech Co Ltd $ 281,657
233,600 Shinmaywa Industries Ltd 2,034,290
36,000 (a) Shinnihon Corp 371,106
57,540 (c) Shinwa Kaiun Kaisha Ltd 1,452,170
119,400 Shizuoka Gas Co Ltd 772,984
110,400 SMS Co Ltd 1,182,188
155,700 Square Enix Co Ltd 6,310,993
33,300 (c) Sumitomo Densetsu Co Ltd 1,067,643
29,700 Sumitomo Osaka Cement Co Ltd 633,321
93,500 Sun Frontier Fudousan Co Ltd 1,208,696
225,600 Suzuken Co Ltd 7,041,729
1,977,000 Systena Corp 4,520,030
7,100 Taihei Dengyo Kaisha Ltd 220,197
136,800 Taikisha Ltd 4,117,491
192,200 (c) Takeuchi Manufacturing Co Ltd 6,727,733
157,400 TechMatrix Corp 2,553,322
81,900 TKC 2,010,483
170,400 Toenec Corp 1,123,286
70,400 Tokyo Kiraboshi Financial Group, Inc 2,177,103
23,200 TOMONY Holdings, Inc 67,356
85,800 Torii Pharmaceutical Co Ltd 2,745,425
257,100 Toyoda Gosei Co Ltd 4,594,931
121,800 Toyota Boshoku Corp 1,616,685
246,900 Tsubakimoto Chain Co 3,033,642
164,500 UACJ Corp 5,651,620
120,800 (a) Visional, Inc 5,992,489
176,300 Yurtec Corp 1,980,237
157,500 Zenkoku Hosho Co Ltd 5,587,750
510,400 ZIGExN Co Ltd 1,520,658
34,500 Zuken, Inc 1,086,314
TOTAL JAPAN 266,931,170
KOREA, REPUBLIC OF - 3.5%
14,012 (a) AfreecaTV Co Ltd 769,357
96,614 Cheil Worldwide, Inc 1,138,585
18,981 (a) CJ ENM Co Ltd 697,772
150,568 CS Wind Corp 4,305,425
41,495 (d) Daishin Securities Co Ltd PF 455,260
516,797 DGB Financial Group, Inc 3,267,070
40,465 (a) Eugene Technology Co Ltd 1,017,320
465,816 Hanwha General Insurance Co Ltd 1,298,468
1,733,715 Hanwha Life Insurance Co Ltd 2,962,689
33,587 (a) HSD Engine Co Ltd 524,547
301,504 Hyundai Marine & Fire Insurance Co Ltd 5,117,190
28,723 (d) K Car Co Ltd 262,788
30,903 (a) Kangwon Land, Inc 355,467
177,695 (a) KEPCO Plant Service & Engineering Co Ltd 5,658,085
22,062 Korea Electric Terminal Co Ltd 1,189,862
49,300 (a) Korea Gas Corp 1,154,799
23,987 Medytox, Inc 1,942,252
995 (a) NongShim Co Ltd 238,191
77,897 (a) Orion Holdings Corp 811,246
141,581 (a) Poongsan Corp 5,133,421
6,758 S1 Corp (Korea) 276,978
74,246 Samsung Securities Co Ltd 2,315,925
2,849 Shinyoung Securities Co Ltd 148,701
97,218 (d) Tongyang Life Insurance Co Ltd 309,191
38,109 (a),(d) Webzen, Inc 361,216
TOTAL KOREA, REPUBLIC OF 41,711,805
KUWAIT - 0.2%
154,339 Boursa Kuwait Securities Co KPSC 1,220,111

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
KUWAIT (continued)
167,116 Humansoft Holding Co KSC $ 1,390,422
TOTAL KUWAIT 2,610,533
MALAYSIA - 0.7%
553,200 Bermaz Auto Bhd 158,644
850,500 Bursa Malaysia BHD 1,591,946
2,366,200 (a) Greatech Technology Bhd 1,058,551
2,710,500 KPJ Healthcare Bhd 1,369,732
1,657,700 Malakoff Corp Bhd 323,128
445,400 Ta Ann Holdings Bhd 401,684
451,000 United Plantations BHD 3,095,783
765,400 VS Industry Bhd 179,320
TOTAL MALAYSIA 8,178,788
MEXICO - 0.5%
746,765 (b) Banco del Bajio S.A. 1,705,285
1,227,575 Bolsa Mexicana de Valores SAB de C.V. 1,889,169
461,423 Concentradora Fibra Danhos S.A. de C.V. 472,512
1,112,842 (b) FIBRA Macquarie Mexico 1,695,954
84,800 (c) Qualitas Controladora SAB de C.V. 705,303
TOTAL MEXICO 6,468,223
NETHERLANDS - 0.7%
113,343 Arcadis NV 6,470,814
33,688 Van Lanschot Kempen NV 1,657,488
TOTAL NETHERLANDS 8,128,302
NORWAY - 1.3%
746,048 Aker Solutions ASA 2,118,303
739,401 MPC Container Ships ASA 1,201,991
46,099 Stolt-Nielsen Ltd 1,193,336
567,196 Storebrand ASA 6,678,621
524,141 Wallenius Wilhelmsen ASA 4,234,823
TOTAL NORWAY 15,427,074
PHILIPPINES - 0.2%
3,488,500 DMCI Holdings, Inc 651,408
2,708,500 LT Group, Inc 494,623
381,500 Puregold Price Club, Inc 161,428
1,691,600 Semirara Mining & Power Corp 1,002,679
TOTAL PHILIPPINES 2,310,138
POLAND - 0.1%
388,957 Telekomunikacja Polska S.A. 762,715
56,521 Warsaw Stock Exchange 576,823
TOTAL POLAND 1,339,538
PORTUGAL - 0.3%
395,435 NOS SGPS S.A. 1,392,712
1,793,770 Sonae SPGS S.A. 1,676,633
TOTAL PORTUGAL 3,069,345
QATAR - 0.2%
4,045,995 Vodafone Qatar QSC 2,289,138
TOTAL QATAR 2,289,138
RUSSIA - 0.0%
81,310 (a),(e) Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 0.6%
1,424,519 Abdullah Al Othaim Markets Co 4,063,869
125,125 Al Masane Al Kobra Mining Co 2,087,906
158,011 Arabian Cement Co 1,135,361
17,186 Eastern Province Cement Co 163,580
4,705 Jadwa REIT Saudi Fund 12,845
TOTAL SAUDI ARABIA 7,463,561
SINGAPORE - 1.4%
386,124 Hafnia Ltd 2,034,831
4,873,800 NetLink NBN Trust 3,084,230
2,737,200 Riverstone Holdings Ltd 2,050,495

SHARES DESCRIPTION VALUE
SINGAPORE (continued)
756,200 Sheng Siong Group Ltd $ 905,690
1,873,100 (c) UMS Holdings Ltd 1,442,731
553,100 Venture Corp Ltd 5,132,995
6,700,800 Yangzijiang Financial Holding Ltd 2,334,240
TOTAL SINGAPORE 16,985,212
SOUTH AFRICA - 0.6%
139,571 Coronation Fund Managers Ltd 273,726
96,915 Investec Ltd 618,524
2,902,198 Momentum Metropolitan Holdings 4,475,435
329,174 Resilient REIT Ltd 1,021,748
52,418 Santam Ltd 1,027,682
TOTAL SOUTH AFRICA 7,417,115
SPAIN - 1.4%
19,990 Construcciones y Auxiliar de Ferrocarriles S.A. 740,334
318,290 Faes Farma S.A. (Sigma) 1,168,887
211,290 Fluidra S.A. 5,424,874
361,427 Sol Melia S.A. 2,691,674
4,758,469 (b) Unicaja Banco S.A. 6,770,847
TOTAL SPAIN 16,796,616
SWEDEN - 3.7%
173,510 (b) AcadeMedia AB 1,070,373
57,387 (b) Ambea AB 481,100
607,012 Arjo AB 2,178,888
272,057 (b) Attendo AB 1,258,728
60,791 Avanza Bank Holding AB 1,822,966
131,214 BioGaia AB 1,436,658
92,969 Bure Equity AB 3,382,300
67,228 Clas Ohlson AB (B Shares) 1,434,916
235,533 Cloetta AB 601,164
1,808,479 (c) Corem Property Group AB 958,965
133,421 Creades AB 962,973
193,691 (a),(c) Embracer Group AB 3,916,363
22,894 Hemnet Group AB 760,758
40,093 Investment AB Oresund 429,559
2,416 INVISIO AB 71,906
103,838 Inwido AB 1,910,474
30,763 Loomis AB 979,133
204,333 (a) Modern Times Group MTG AB 1,897,342
104,862 Paradox Interactive AB 2,052,260
413,660 (b) Scandic Hotels Group AB 2,877,983
65,629 (a) Sdiptech AB 1,343,687
118,015 SwedenCare AB 533,180
52,200 Synsam AB 232,098
119,834 Trelleborg AB (B Shares) 4,512,016
705,721 Truecaller AB 4,196,028
46,814 VBG Group AB 1,394,337
219,731 Wihlborgs Fastigheter AB 2,177,148
TOTAL SWEDEN 44,873,303
SWITZERLAND - 3.0%
153,055 Accelleron Industries AG. 7,648,947
11,792 Belimo Holding AG. 8,605,077
8,237 Burkhalter Holding AG. 890,778
621 Forbo Holding AG. 594,658
2,568 Intershop Holding AG. 384,601
265,445 IWG plc 563,854
7,496 Kaba Holding AG. 5,382,576
73,489 Landis&Gyr Group AG. 5,023,200
3,208 Rieter Holding AG. 310,561
627 Siegfried Holding AG. 704,248
36,449 Sulzer AG. 5,916,718

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SWITZERLAND (continued)
674 TX Group AG. $ 137,945
TOTAL SWITZERLAND 36,163,163
TAIWAN - 6.9%
388,000 Bizlink Holding, Inc 7,342,787
628,000 Chenbro Micom Co Ltd 4,952,164
1,227,000 Chicony Electronics Co Ltd 5,681,983
3,620,000 ChipMOS Technologies, Inc 3,464,589
1,151,000 Dynapack International Technology Corp 7,141,058
19,000 ECOVE Environment Corp 166,590
326,000 Ever Supreme Bio Technology Co Ltd 1,772,775
271,700 Fortune Electric Co Ltd 4,596,322
160,000 Foxconn Technology Co Ltd 379,068
637,000 Foxsemicon Integrated Technology, Inc 5,884,716
97,000 GFC Ltd 304,880
1,152,000 Greatek Electronics, Inc 2,154,005
238,000 ITE Technology, Inc 1,018,996
105,000 Johnson Health Tech Co Ltd 600,500
775,000 Kindom Development Co Ltd 1,197,385
570,000 King Yuan Electronics Co Ltd 1,907,453
22,000 Lotes Co Ltd 1,239,540
966,000 LuxNet Corp 7,037,907
3,137,000 Pan-International Industrial 3,840,029
244,000 Parade Technologies Ltd 5,165,995
425,000 RichWave Technology Corp 2,554,140
543,000 Shin Zu Shing Co Ltd 3,461,007
2,586,000 Sigurd Microelectronics Corp 5,479,473
478,000 Sinbon Electronics Co Ltd 3,802,068
197,000 Sunonwealth Electric Machine Industry Co Ltd 577,917
189,000 VisEra Technologies Co Ltd 1,845,139
34,000 Wowprime Corp 231,729
TOTAL TAIWAN 83,800,215
THAILAND - 1.5%
7,603,100 AP Thailand PCL 1,788,898
1,882,700 Bangkok Life Assurance PCL 1,006,343
1,671,400 Gunkul Engineering PCL 98,001
931,200 Kiatnakin Phatra Bank PCL 1,435,881
687,700 Pruksa Holding PCL 130,699
6,067,800 Regional Container Lines PCL 4,306,543
751,500 Sri Trang Agro-Industry PCL 348,334
6,908,700 Thai Life Insurance PCL 2,147,017
805,200 Thanachart Capital PCL 1,187,581
1,708,000 Tisco Bank PCL 5,043,457
6,127,800 TPI Polene PCL 181,969
TOTAL THAILAND 17,674,723
TURKEY - 0.4%
2,107,321 (b) Mavi Giyim Sanayi Ve Ticaret AS. 4,167,865
22,437 Yazicilar Holding AS 187,947
TOTAL TURKEY 4,355,812
UNITED ARAB EMIRATES - 0.0%
381,700 Dubai Financial Market PJSC 152,761
TOTAL UNITED ARAB EMIRATES 152,761
UNITED KINGDOM - 9.3%
363,758 Allfunds Group PLC 1,870,553
172,612 British Land Co plc 802,837
621,694 Bytes Technology Group plc 3,562,813
799,481 Chemring Group plc 3,145,973
637,737 Coats Group plc 759,101
72,934 Computacenter plc 2,110,655
1,915,328 (b) ConvaTec Group plc 5,839,723
1,035,552 (a),(b) Deliveroo plc 1,685,866
330,501 Direct Line Insurance Group plc 1,097,412
215,767 GB Group plc 933,142

SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
465,970 Great Portland Estates plc $ 1,666,826
172,308 Hilton Food Group plc 1,888,618
517,427 Hiscox Ltd 7,012,223
340,219 Hunting plc 1,459,681
539,259 IG Group Holdings plc 6,813,309
462,476 IntegraFin Holdings plc 2,073,481
395,564 Johnson Service Group plc 667,025
475,530 (a),(b) Just Eat Takeaway.com NV 5,742,253
506,031 Lancashire Holdings Ltd 4,072,005
2,151,486 Man Group plc 5,685,915
1,896,385 Mitie Group 2,715,566
144,325 Polar Capital Holdings plc 896,532
1,021,886 Premier Foods plc 2,379,493
784,644 QinetiQ plc 3,602,068
450,286 Redde Northgate plc 1,704,157
905,284 Rightmove plc 7,449,527
1,602,026 Rotork plc 6,909,509
2,545,170 Serco Group plc 4,904,043
3,326,911 Shaftesbury Capital plc 5,099,525
444,073 (b) Spire Healthcare Group plc 1,288,418
625,686 Supermarket Income Reit plc 523,657
726,771 Tate & Lyle plc 5,924,884
904,540 (a),(b) Trustpilot Group plc 3,734,724
586,814 Unite Group plc 6,215,415
98,388 Wickes Group plc 224,708
TOTAL UNITED KINGDOM 112,461,637
UNITED STATES - 1.0%
304,695 (a) Carnival plc 7,639,058
1,185,000 (b),(c) JS Global Lifestyle Co Ltd 279,829
276,248 (a) MDA Ltd 4,383,169
TOTAL UNITED STATES 12,302,056
TOTAL COMMON STOCKS
(Cost $1,136,769,477) 1,193,187,653
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.9%
62,437 iShares Core MSCI Emerging Markets ETF 3,308,537
18,986 iShares MSCI Canada ETF 782,603
110,487 (c) iShares MSCI EAFE Small-Cap ETF 6,912,067
TOTAL INVESTMENT COMPANIES
(Cost $10,690,247) 11,003,207
TOTAL LONG-TERM INVESTMENTS
(Cost $1,147,459,724) 1,204,190,860
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.9%
34,605,174 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (g) 34,605,174
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $34,605,174) 34,605,174
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.1%
REPURCHASE AGREEMENT - 0.1%
$ 1,787,000 (h) Fixed Income Clearing Corporation 4 .340 02/03/25 1,787,000
TOTAL REPURCHASE AGREEMENT 1,787,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,787,000) 1,787,000
TOTAL INVESTMENTS - 102.7%
(Cost $1,183,851,898) 1,240,583,034
OTHER ASSETS & LIABILITIES, NET - (2.7)% (33,179,864)
NET ASSETS - 100.0% $ 1,207,403,170

Quant International Small Cap Equity

Portfolio of Investments January 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
ADR American Depositary Receipt
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $53,223,046 or 4.3% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $57,498,275.
(d) When-issued or delayed delivery security.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $1,787,646 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
2.375% and maturity date 2/15/42, valued at $1,822,857.
Fund Level 1 Level 2 Level 3 Total
Quant International Small Cap Equity
Long-Term Investments
:
Common stocks $282,095,438 $911,085,542 $6,673 $1,193,187,653
Investment companies 11,003,207 — — 11,003,207
Investments purchased with collateral from securities lending 34,605,174 — — 34,605,174
Short-Term Investments
:
Repurchase agreement — 1,787,000 — 1,787,000
Total $327,703,819 $912,872,542 $6,673 $1,240,583,034
1 1 1 1 1

Portfolio of Investments January 31, 2025
International Responsible Equity

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.2%
COMMON STOCKS - 98.2%
AUSTRALIA - 7.5%
523,338 Australia & New Zealand Banking Group Ltd $ 9,882,490
28,193 Australian Stock Exchange Ltd 1,105,432
484,775 Brambles Ltd 5,924,187
12,852 Cochlear Ltd 2,529,551
464,106 Coles Group Ltd 5,594,316
203,583 Commonwealth Bank of Australia 20,090,017
252,706 Computershare Ltd 5,493,335
544,568 Fortescue Metals Group Ltd 6,377,637
340,069 Goodman Group 7,583,591
1,011,699 Insurance Australia Group Ltd 5,737,599
100,504 Mineral Resources Ltd 2,144,100
478,323 QBE Insurance Group Ltd 6,174,075
28,331 (a) REA Group Ltd 4,345,358
69,259 Stockland Trust Group 219,413
473,819 Suncorp-Metway Ltd 6,074,849
2,087,315 Telstra Corp Ltd 5,095,950
814,192 Transurban Group 6,706,560
198,719 Wesfarmers Ltd 9,360,534
69,842 WiseTech Global Ltd 5,287,228
306,183 Woolworths Ltd 5,756,701
TOTAL AUSTRALIA 121,482,923
AUSTRIA - 0.4%
111,693 Erste Bank der Oesterreichischen Sparkassen AG. 6,866,755
TOTAL AUSTRIA 6,866,755
BELGIUM - 0.5%
12,208 Dieteren S.A. 2,047,734
82,430 KBC Groep NV 6,323,020
TOTAL BELGIUM 8,370,754
BURKINA FASO - 0.1%
104,118 Endeavour Mining plc 2,118,213
TOTAL BURKINA FASO 2,118,213
CHILE - 0.3%
225,100 Antofagasta plc 4,773,113
TOTAL CHILE 4,773,113
CHINA - 1.1%
1,774,517 BOC Hong Kong Holdings Ltd 5,768,481
246,908 Prosus NV 9,431,276
1,091,639 Wilmar International Ltd 2,495,554
TOTAL CHINA 17,695,311
DENMARK - 3.4%
15,339 Coloplast A.S. 1,766,555
39,638 DSV AS 7,896,452
16,708 (b) Genmab AS 3,284,073
356,585 Novo Nordisk A.S. 30,104,547
54,661 Novozymes A.S. 3,133,881
92,753 Orsted AS 3,576,605
377,212 Vestas Wind Systems A.S. 5,188,412
TOTAL DENMARK 54,950,525
FINLAND - 1.6%
11,736 Kesko Oyj (B Shares) 225,113
171,555 Metso Outotec Oyj 1,702,807
240,407 Neste Oil Oyj 3,046,265
152,973 Sampo Oyj 6,314,770
254,124 Stora Enso Oyj (R Shares) 2,814,489
212,965 UPM-Kymmene Oyj 6,280,315

International Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINLAND (continued)
287,105 Wartsila Oyj (B Shares) $ 5,423,468
TOTAL FINLAND 25,807,227
FRANCE - 8.6%
19,682 Aeroports de Paris 2,242,801
292,359 AXA S.A. 11,091,268
107,759 Bouygues S.A. 3,425,268
124,386 Bureau Veritas S.A. 3,887,267
308,204 Carrefour S.A. 4,391,101
197,961 Cie Generale des Etablissements Michelin S.C.A 6,884,491
125,195 Danone 8,769,276
190,232 Dassault Systemes SE 7,427,004
41,956 Eiffage S.A. 3,748,218
46,176 Essilor International S.A. 12,673,403
23,778 Eurazeo 1,962,949
29,340 Fonciere Des Regions 1,559,222
26,141 Gecina S.A. 2,552,028
4,993 Hermes International 14,043,607
25,812 Kering 6,757,279
68,489 Legrand S.A. 6,982,647
32,702 L'Oreal S.A. 12,133,495
518,555 Orange S. A. 5,576,802
63,454 Publicis Groupe S.A. 6,748,454
127,677 Rexel S.A. 3,380,107
233,258 Societe Generale 7,550,570
67,253 Unibail-Rodamco-Westfield 5,630,863
TOTAL FRANCE 139,418,120
GERMANY - 8.2%
33,749 Adidas-Salomon AG. 8,898,257
51,273 Allianz AG. 16,718,401
91,489 Bayerische Motoren Werke AG. 7,429,785
35,619 CTS Eventim AG. 3,473,257
36,796 Deutsche Boerse AG. 9,090,002
145,642 Evonik Industries AG. 2,734,846
50,913 GEA Group AG. 2,687,041
59,052 Henkel KGaA 4,561,607
66,976 Henkel KGaA (Preference) 5,851,684
41,206 Knorr-Bremse AG. 3,256,904
33,911 LEG Immobilien SE 2,794,539
41,490 Merck KGaA 6,263,018
117,313 SAP AG. 32,328,428
14,960 Sartorius AG. 4,317,030
94,591 Siemens AG. 20,278,046
48,312 (b),(c) Zalando SE 1,800,488
TOTAL GERMANY 132,483,333
HONG KONG - 1.6%
1,648,515 AIA Group Ltd 11,589,298
213,685 Hong Kong Exchanges and Clearing Ltd 8,363,557
884,502 (a) MTR Corp 2,772,850
1,388,000 Sino Land Co 1,331,132
232,257 Swire Pacific Ltd (Class A) 2,017,081
TOTAL HONG KONG 26,073,918
IRELAND - 0.7%
59,791 Kerry Group plc (Class A) 6,140,034
74,003 Kingspan Group plc 5,133,713
TOTAL IRELAND 11,273,747
ISRAEL - 0.4%
498,829 Bank Hapoalim Ltd 6,399,322
TOTAL ISRAEL 6,399,322
ITALY - 1.7%
242,125 Assicurazioni Generali S.p.A. 7,666,525
123,439 Coca-Cola HBC AG. 4,285,105
2,527,131 Intesa Sanpaolo S.p.A. 10,938,259

SHARES DESCRIPTION VALUE
ITALY (continued)
85,353 Moncler S.p.A $ 5,403,089
TOTAL ITALY 28,292,978
JAPAN - 22.8%
152,300 Advantest Corp 8,420,238
109,900 (a) Aeon Co Ltd 2,662,573
148,500 Ajinomoto Co, Inc 5,952,971
234,500 Asahi Kasei Corp 1,592,639
57,900 Asics Corp 1,290,598
428,800 Astellas Pharma, Inc 4,156,796
181,364 Bridgestone Corp 6,505,689
83,600 Brother Industries Ltd 1,473,028
100,054 Dai Nippon Printing Co Ltd 1,478,737
128,000 Daifuku Co Ltd 2,627,117
325,100 Daiichi Sankyo Co Ltd 9,063,919
56,925 Daikin Industries Ltd 6,686,477
195,819 Daiwa House Industry Co Ltd 6,169,032
761,421 Daiwa Securities Group, Inc 5,512,047
22,700 Don Quijote Co Ltd 631,998
310,983 East Japan Railway Co 5,536,533
58,748 Eisai Co Ltd 1,740,241
258,607 Fanuc Ltd 7,704,375
29,564 Fast Retailing Co Ltd 9,737,114
314,300 FUJIFILM Holdings Corp 6,924,374
402,420 Fujitsu Ltd 7,782,705
87,916 Hankyu Hanshin Holdings, Inc 2,236,987
61,153 (a) Hitachi Construction Machinery Co Ltd 1,464,290
933,700 Honda Motor Co Ltd 8,837,606
66,500 (b) Hoya Corp 8,930,009
321,500 Isuzu Motors Ltd 4,322,366
278,028 KDDI Corp 9,262,778
216,400 Kikkoman Corp 2,264,894
246,183 Komatsu Ltd 7,425,678
464,691 Kubota Corp 5,828,771
438,084 Mitsubishi Electric Corp 7,180,619
383,063 Mitsubishi Estate Co Ltd 5,566,286
34,306 Mitsui Chemicals, Inc 752,312
793,983 Mitsui Fudosan Co Ltd 7,166,323
404,800 Mizuho Financial Group, Inc 11,146,495
74,801 NEC Corp 7,418,675
322,100 Nidec Corp 5,563,161
249,694 Nippon Paint Co Ltd 1,573,396
342,100 Nitto Denko Corp 6,068,576
1,026,800 (b) Nomura Holdings, Inc 6,675,621
110,400 Nomura Research Institute Ltd 3,730,109
72,585 Obayashi Corp 974,825
269,353 Oriental Land Co Ltd 6,053,459
311,507 ORIX Corp 6,579,907
669,158 Panasonic Corp 6,827,899
370,900 (b) Rakuten, Inc 2,328,939
196,578 Recruit Holdings Co Ltd 13,719,605
497,100 (b) Renesas Electronics Corp 6,658,391
301,600 Ricoh Co Ltd 3,458,845
64,600 Secom Co Ltd 2,173,863
108,700 Seiko Epson Corp 1,964,348
18,324 Sekisui Chemical Co Ltd 303,676
42,363 (a) Sekisui House Ltd 973,628
33,600 SG Holdings Co Ltd 316,661
301,966 Shin-Etsu Chemical Co Ltd 9,361,614
6,075,390 SoftBank Corp 7,814,547
164,600 Softbank Group Corp 10,062,272
250,878 Sompo Holdings, Inc 6,995,997
809,740 Sony Corp 17,870,430

International Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
141,132 Sumitomo Metal Mining Co Ltd $ 3,222,901
279,500 T&D Holdings, Inc 5,317,439
298,669 Tokio Marine Holdings, Inc 9,851,102
70,600 Tokyo Electron Ltd 11,909,081
15,100 Tokyu Corp 172,326
788,040 Toray Industries, Inc 5,468,188
24 Toto Ltd 587
128,518 West Japan Railway Co 2,364,147
527,300 Yamaha Motor Co Ltd 4,411,186
46,386 (a) Yaskawa Electric Corp 1,346,737
81,698 Yokogawa Electric Corp 1,793,362
1,221,400 Z Holdings Corp 3,567,621
TOTAL JAPAN 370,927,736
NETHERLANDS - 2.2%
770,735 Aegon NV 5,031,739
31,905 Akzo Nobel NV 1,812,141
214,868 Koninklijke Ahold Delhaize NV 7,614,406
437,512 Koninklijke KPN NV 1,583,147
122,786 NN Group NV 5,635,416
22,282 Randstad Holdings NV 961,914
228,752 Universal Music Group NV 6,380,403
37,376 Wolters Kluwer NV 6,789,799
TOTAL NETHERLANDS 35,808,965
NEW ZEALAND - 0.6%
769,800 Auckland International Airport Ltd 3,752,203
204,889 Mercury NZ Ltd 728,443
335,409 Meridian Energy Ltd 1,116,404
35,478 (b) Xero Ltd 3,993,228
TOTAL NEW ZEALAND 9,590,278
NORWAY - 1.4%
296,873 DNB Bank ASA 6,305,784
113,650 Gjensidige Forsikring ASA 2,331,498
264,463 Mowi ASA 5,310,896
398,344 Orkla ASA 3,699,036
351,490 Telenor ASA 4,297,863
TOTAL NORWAY 21,945,077
PORTUGAL - 0.3%
1,615,275 Energias de Portugal S.A. 5,078,705
TOTAL PORTUGAL 5,078,705
SINGAPORE - 1.2%
1,330,519 Capitaland Investment Ltd 2,395,299
1,075,064 (b) Grab Holdings Ltd 4,923,793
827,619 Keppel Corp Ltd 4,111,354
680,905 Oversea-Chinese Banking Corp 8,684,791
TOTAL SINGAPORE 20,115,237
SPAIN - 3.3%
100,797 ACS Actividades de Construccion y Servicios S.A. 5,131,999
105,022 Amadeus IT Holding S.A. 7,685,252
1,009,316 Banco Bilbao Vizcaya Argentaria S.A. 11,491,019
169,861 (c) Cellnex Telecom S.A. 5,689,189
15,166 (b) Iberdrola S.A. 214,601
879,629 Iberdrola S.A. 12,430,531
185,467 Industria de Diseno Textil S.A. 10,067,265
83,332 Redeia Corp S.A. 1,401,737
TOTAL SPAIN 54,111,593
SWEDEN - 3.3%
54,729 Alfa Laval AB 2,439,633
237,548 Assa Abloy AB 7,277,593
535,721 Atlas Copco AB 8,949,625
463,135 Atlas Copco AB 6,885,242
156,127 Boliden AB 4,689,319

SHARES DESCRIPTION VALUE
SWEDEN (continued)
67,463 Epiroc AB $ 1,285,602
42,058 Epiroc AB 702,133
153,212 Essity AB 3,880,211
22,793 (a) Hennes & Mauritz AB (B Shares) 303,667
341,899 Sandvik AB 7,054,402
30,955 Svenska Cellulosa AB (B Shares) 426,323
558,969 Svenska Handelsbanken AB 6,184,250
61,666 Tele2 AB (B Shares) 686,024
1,027,227 (a) TeliaSonera AB 3,023,000
TOTAL SWEDEN 53,787,024
SWITZERLAND - 5.9%
229,328 ABB Ltd 12,487,456
1,305 Barry Callebaut AG. 1,434,552
52,826 DSM-Firmenich AG. 5,392,971
4,565 Geberit AG. 2,546,213
1,796 Givaudan S.A. 7,862,368
18,222 Kuehne & Nagel International AG. 4,140,636
14,162 Lonza Group AG. 8,980,013
30,719 SGS S.A. 2,983,996
64,052 SIG Group AG. 1,396,876
29,496 Sika AG. 7,490,918
8,060 Swiss Life Holding 6,580,507
9,119 Swisscom AG. 5,131,617
446,813 UBS Group AG 15,754,416
3,865 (c) VAT Group AG. 1,484,777
21,064 Zurich Insurance Group AG 12,764,037
TOTAL SWITZERLAND 96,431,353
TAIWAN - 2.0%
44,134 ASML Holding NV 32,648,704
TOTAL TAIWAN 32,648,704
UNITED KINGDOM - 12.5%
188,026 3i Group plc 9,033,391
110,178 Ashtead Group plc 7,180,509
166,549 Associated British Foods plc 3,907,997
965,062 Aviva plc 6,117,091
250,567 Barratt Developments plc 1,403,604
8,828 Berkeley Group Holdings plc 422,374
2,953,219 (a) BT Group plc 5,175,963
90,630 Bunzl plc 3,857,817
75,982 (b) Coca-Cola Europacific Partners plc 5,968,386
292,203 Compass Group plc 10,067,670
31,651 Croda International plc 1,303,677
56,441 DCC plc 3,891,724
2,193,866 HSBC Holdings plc 22,912,993
563,600 Informa plc 6,013,841
955,767 J Sainsbury plc 3,001,821
741,716 Kingfisher plc 2,253,352
2,113,704 Legal & General Group plc 6,311,806
76,021 London Stock Exchange Group plc 11,312,530
559,906 Marks & Spencer Group plc 2,319,468
831,655 National Grid plc 10,089,012
335,911 Pearson plc 5,573,022
136,283 Reckitt Benckiser Group plc 9,012,223
271,536 RELX plc 13,483,507
458,030 Schroders plc 2,000,218
237,334 Segro plc 2,098,405
552,944 Standard Chartered plc 7,436,828
814,139 Taylor Wimpey plc 1,205,737
1,588,253 Tesco plc 7,309,758
308,322 Unilever plc 17,659,765
7,196,274 Vodafone Group plc 6,130,829
101,968 Whitbread plc 3,536,921

International Responsible Equity

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
539,874 WPP plc $ 5,132,121
TOTAL UNITED KINGDOM 203,124,360
UNITED STATES - 6.6%
96,588 Alcon, Inc 8,814,025
52,031 CSL Ltd 8,982,776
650,372 GSK plc 11,329,205
71,177 (b) James Hardie Industries plc 2,392,335
296,031 Nestle S.A. 25,145,058
231,491 Novartis AG. 24,231,728
68,800 Schneider Electric S.A. 17,449,376
58,177 Swiss Re AG. 8,881,725
TOTAL UNITED STATES 107,226,228
TOTAL COMMON STOCKS
(Cost $1,334,806,656) 1,596,801,499
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
SPAIN - 0.0%
100,797 ACS Actividades de Construccion y Servicios S.A. 02/14/25 49,774
TOTAL SPAIN 49,774
TOTAL RIGHTS/WARRANTS
(Cost $47,595) 49,774
TOTAL LONG-TERM INVESTMENTS
(Cost $1,334,854,251) 1,596,851,273
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.6%
9,968,383 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (e) 9,968,383
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $9,968,383) 9,968,383
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.5%
REPURCHASE AGREEMENT - 0.6%
$ 9,489,000 (f) Fixed Income Clearing Corporation 4 .340 02/03/25 9,489,000
TOTAL REPURCHASE AGREEMENT 9,489,000
TREASURY DEBT - 0.9%
5,000,000 United States Treasury Bill 0 .000 02/04/25 4,999,415
5,000,000 United States Treasury Bill 0 .000 02/20/25 4,989,968
5,000,000 United States Treasury Bill 0 .000 02/25/25 4,987,019
TOTAL TREASURY DEBT 14,976,402
TOTAL SHORT-TERM INVESTMENTS
(Cost $24,461,805) 24,465,402
TOTAL INVESTMENTS - 100.3%
(Cost $1,369,284,439) 1,631,285,058
OTHER ASSETS & LIABILITIES, NET - (0.3)% (4,673,096)
NET ASSETS - 100.0% $ 1,626,611,963
(a) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,769,449.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $8,974,454 or 0.6% of Total Investments.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $9,492,432 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $9,678,846.

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 196 03/21/25  $ 22,441,458 $ 23,230,900 $ 789,442
Fund Level 1 Level 2 Level 3 Total
International Responsible Equity
Long-Term Investments
:
Common stocks $52,738,525 $1,544,062,974 $— $1,596,801,499
Rights/Warrants 49,774 — — 49,774
Investments purchased with collateral from securities lending 9,968,383 — — 9,968,383
Short-Term Investments
:
Repurchase agreement — 9,489,000 — 9,489,000
Treasury debt — 14,976,402 — 14,976,402
Investments in Derivatives
:
Futures contracts* 789,442 — — 789,442
Total $63,546,124 $1,568,528,376 $— $1,632,074,500
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Equity Index
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.0%
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2.2%
102,643 (a) Adient plc $ 1,789,067
82,911 (a) American Axle & Manufacturing Holdings, Inc 433,625
197,782 (a) Aptiv plc 12,345,552
204,944 BorgWarner, Inc 6,537,714
27,933 (a) Cooper-Standard Holdings, Inc 430,727
107,715 Dana Inc 1,716,977
20,044 (a) Dorman Products, Inc 2,631,376
3,269,068 Ford Motor Co 32,952,205
40,428 (a) Fox Factory Holding Corp 1,104,493
926,534 General Motors Co 45,826,372
177,823 Gentex Corp 4,609,172
25,155 (a) Gentherm, Inc 959,663
134,578 (a) Goodyear Tire & Rubber Co 1,193,707
127,748 Harley-Davidson, Inc 3,456,861
110,804 (a) Holley, Inc 337,952
18,139 LCI Industries 1,900,786
51,928 Lear Corp 4,885,906
640,885 (a),(b) Lucid Group, Inc 1,768,843
12,953 (a),(b) Luminar Technologies, Inc 74,480
43,958 (a) Modine Manufacturing Co 4,459,539
25,482 Patrick Industries, Inc 2,475,321
40,988 Phinia, Inc 2,085,879
251,662 (a),(b) QuantumScape Corp 1,301,093
688,446 (a),(b) Rivian Automotive, Inc 8,646,882
217,401 (a),(b) Solid Power, Inc 302,187
15,934 Standard Motor Products, Inc 494,273
19,766 (a) Stoneridge, Inc 102,190
2,347,992 (a) Tesla, Inc 949,997,563
41,295 Thor Industries, Inc 4,246,778
28,194 (a) Visteon Corp 2,369,988
23,560 Winnebago Industries, Inc 1,126,168
21,842 (a) XPEL, Inc 915,835
TOTAL AUTOMOBILES & COMPONENTS 1,103,479,174
BANKS - 4.0%
18,633 1st Source Corp 1,168,662
14,723 Amalgamated Financial Corp 514,422
25,834 Amerant Bancorp, Inc 599,349
48,454 Ameris Bancorp 3,181,005
27,215 Arrow Financial Corp 724,191
156,553 Associated Banc-Corp 3,935,742
91,335 Atlantic Union Bankshares Corp 3,449,723
44,566 (a) Axos Financial, Inc 3,116,500
112,080 Banc of California, Inc 1,795,522
24,715 Bancfirst Corp 2,943,062
37,392 (a) Bancorp, Inc 2,283,156
7,985 Bank First Corp 807,922
5,620,214 Bank of America Corp 260,215,908
34,424 Bank of Hawaii Corp 2,564,932
6,575 Bank of Marin Bancorp 166,150
39,774 Bank of NT Butterfield & Son Ltd 1,459,308
90,703 Bank OZK 4,606,805
79,459 BankUnited, Inc 3,266,559
41,073 Banner Corp 2,902,629
12,845 Bar Harbor Bankshares 406,930
16,293 BCB Bancorp, Inc 176,453
43,571 Berkshire Hills Bancorp, Inc 1,281,423
23,658 BOK Financial Corp 2,612,316
15,598 (a) Bridgewater Bancshares, Inc 220,244

SHARES DESCRIPTION VALUE
BANKS (continued)
67,439 Brookline Bancorp, Inc $ 824,779
2,955 Burke & Herbert Financial Services Corp 190,036
19,568 Business First Bancshares, Inc 528,140
25,800 Byline Bancorp, Inc 756,972
143,139 Cadence Bank 5,038,493
11,105 Camden National Corp 503,723
191 Capital Bancorp, Inc 5,925
4,521 Capital City Bank Group, Inc 166,780
105,986 Capitol Federal Financial, Inc 630,617
15,958 (a) Carter Bankshares, Inc 281,180
82,639 Cathay General Bancorp 3,924,526
16,021 Central Pacific Financial Corp 478,868
1,599,311 Citigroup, Inc 130,231,895
5,190 Citizens & Northern Corp 110,703
413,701 Citizens Financial Group, Inc 19,679,757
13,280 City Holding Co 1,568,766
5,750 Civista Bancshares, Inc 126,845
7,874 CNB Financial Corp 199,212
14,705 (a) Coastal Financial Corp 1,311,392
167,425 Columbia Banking System, Inc 4,671,157
27,831 (a) Columbia Financial, Inc 411,620
99,964 Comerica, Inc 6,729,576
101,194 Commerce Bancshares, Inc 6,759,759
60,022 Community Bank System, Inc 3,933,242
14,068 Community Trust Bancorp, Inc 752,779
32,974 ConnectOne Bancorp, Inc 835,561
32,218 (a) CrossFirst Bankshares, Inc 523,220
46,800 Cullen/Frost Bankers, Inc 6,523,920
32,680 (a) Customers Bancorp, Inc 1,862,106
139,451 CVB Financial Corp 2,906,159
28,972 Dime Community Bancshares, Inc 904,796
26,137 Eagle Bancorp, Inc 685,051
111,711 East West Bancorp, Inc 11,502,882
158,264 Eastern Bankshares, Inc 2,905,727
5,234 Enterprise Bancorp, Inc 221,555
28,968 Enterprise Financial Services Corp 1,733,445
11,154 Equity Bancshares, Inc 486,314
8,510 Esquire Financial Holdings, Inc 760,539
9,389 Farmers & Merchants Bancorp, Inc 255,099
11,812 Farmers National Banc Corp 162,533
34,406 FB Financial Corp 1,816,981
587,078 Fifth Third Bancorp 26,013,426
8,770 Financial Institutions, Inc 231,265
24,700 First Bancorp 1,090,011
158,461 First BanCorp 3,289,650
7,604 First Bancorp, Inc 196,487
14,763 First Bancshares, Inc 566,161
588 First Bank 8,943
38,527 First Busey Corp 935,436
8,793 First Business Financial Services, Inc 454,246
9,793 First Citizens Bancshares, Inc (Class A) 21,590,529
135,088 First Commonwealth Financial Corp 2,253,268
14,032 First Community Bancshares, Inc 608,568
73,937 First Financial Bancorp 2,071,715
112,033 First Financial Bankshares, Inc 4,174,350
4,322 First Financial Corp 208,277
113,382 First Foundation, Inc 583,917
135,411 First Hawaiian, Inc 3,740,052
502,723 First Horizon National Corp 11,004,606
54,642 First Interstate BancSystem, Inc 1,800,454
47,027 First Merchants Corp 2,089,880
12,091 First Mid Bancshares, Inc 458,612

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
12,529 First of Long Island Corp $ 162,877
9,917 (a) First Western Financial, Inc 209,249
15,276 Five Star Bancorp 464,543
42,707 Flushing Financial Corp 595,763
325,156 FNB Corp 5,101,698
194,217 Fulton Financial Corp 3,950,374
19,386 (a),(b) FVCBankcorp, Inc 233,989
19,355 German American Bancorp, Inc 799,942
101,511 Glacier Bancorp, Inc 5,042,051
7,132 Great Southern Bancorp, Inc 419,290
11,967 Greene County Bancorp, Inc 317,125
5,058 Guaranty Bancshares, Inc 207,934
70,171 Hancock Whitney Corp 4,192,016
29,083 Hanmi Financial Corp 698,574
39,598 HarborOne Bancorp, Inc 430,430
7,219 HBT Financial, Inc 175,566
34,542 Heartland Financial USA, Inc 2,233,831
55,657 Heritage Commerce Corp 539,316
28,290 Heritage Financial Corp 727,053
46,898 Hilltop Holdings, Inc 1,415,382
1,692 Hingham Institution For Savings The 431,883
2,890 Home Bancorp, Inc 145,078
183,082 Home Bancshares, Inc 5,527,246
32,654 HomeStreet, Inc 328,826
8,226 HomeTrust Bancshares, Inc 302,470
99,262 Hope Bancorp, Inc 1,157,395
37,769 Horizon Bancorp, Inc 634,142
1,192,416 Huntington Bancshares, Inc 20,509,555
41,058 Independent Bank Corp 2,757,455
16,001 Independent Bank Corp 582,436
63,589 International Bancshares Corp 4,189,879
10,716 John Marshall Bancorp, Inc 202,640
2,376,577 JPMorgan Chase & Co 635,259,032
62,205 Kearny Financial Corp 429,215
839,749 Keycorp 15,098,687
19,759 Lakeland Financial Corp 1,344,402
23,057 Live Oak Bancshares, Inc 818,293
138,440 M&T Bank Corp 27,859,666
8,910 Mercantile Bank Corp 434,897
28,455 Metrocity Bankshares, Inc 878,121
15,723 (a) Metropolitan Bank Holding Corp 1,008,316
11,042 Mid Penn Bancorp, Inc 332,585
22,606 Midland States Bancorp, Inc 435,392
5,927 MidWestOne Financial Group, Inc 187,471
25,698 MVB Financial Corp 501,368
56,061 National Bank Holdings Corp 2,417,911
34,793 NBT Bancorp, Inc 1,657,191
196,976 (b) New York Community Bancorp, Inc 2,330,226
8,973 Nicolet Bankshares, Inc 1,006,142
9,353 Northeast Bank 946,524
27,798 Northeast Community Bancorp, Inc 689,390
44,937 Northfield Bancorp, Inc 524,415
101,413 Northwest Bancshares, Inc 1,339,666
2,723,640 (a) NU Holdings Ltd 36,060,994
52,078 OceanFirst Financial Corp 935,321
72,625 OFG Bancorp 3,101,814
244,450 Old National Bancorp 5,830,133
15,271 Old Second Bancorp, Inc 286,942
20,312 Origin Bancorp, Inc 770,231
3,618 Orrstown Financial Services, Inc 131,478
89,066 Pacific Premier Bancorp, Inc 2,306,809
11,574 Park National Corp 1,964,224

SHARES DESCRIPTION VALUE
BANKS (continued)
12,857 Parke Bancorp, Inc $ 260,226
22,883 Pathward Financial, Inc 1,824,462
10,253 Peapack Gladstone Financial Corp 324,507
23,125 Peoples Bancorp, Inc 755,031
8,138 Peoples Financial Services Corp 418,863
64,999 Pinnacle Financial Partners, Inc 8,109,925
385 (a) Pioneer Bancorp, Inc 4,458
330,729 PNC Financial Services Group, Inc 66,459,993
61,345 Popular, Inc 6,314,854
12,183 Preferred Bank 1,113,039
28,576 Premier Financial Corp 795,270
5,687 Primis Financial Corp 63,069
64,650 Prosperity Bancshares, Inc 5,172,000
65,632 Provident Financial Services, Inc 1,218,786
14,068 QCR Holdings, Inc 1,093,928
22,257 RBB Bancorp 418,654
4,522 Red River Bancshares, Inc 252,328
776,524 Regions Financial Corp 19,133,551
43,118 Renasant Corp 1,676,428
4,137 Republic Bancorp, Inc (Class A) 270,767
33,109 S&T Bancorp, Inc 1,305,819
34,709 Sandy Spring Bancorp, Inc 1,174,205
69,004 Seacoast Banking Corp of Florida 1,963,164
41,638 ServisFirst Bancshares, Inc 3,775,317
14,920 Shore Bancshares, Inc 243,942
5,250 Sierra Bancorp 158,235
98,370 Simmons First National Corp (Class A) 2,234,966
16,069 SmartFinancial, Inc 566,593
354 South Plains Financial, Inc 12,719
2,746 (a) Southern First Bancshares, Inc 101,053
5,675 Southern Missouri Bancorp, Inc 335,847
24,349 Southside Bancshares, Inc 765,289
86,272 SouthState Corp 9,109,460
38,203 Stellar Bancorp, Inc 1,084,965
21,096 Stock Yards Bancorp, Inc 1,554,986
110,649 Synovus Financial Corp 6,242,817
38,762 (a) Texas Capital Bancshares, Inc 3,060,260
119,035 TFS Financial Corp 1,633,160
11,131 Tompkins Trustco, Inc 779,949
56,169 Towne Bank 2,009,165
24,322 Trico Bancshares 1,067,006
17,672 (a) Triumph Financial, Inc 1,361,804
1,131,580 Truist Financial Corp 53,885,840
19,519 TrustCo Bank Corp NY 627,731
45,567 Trustmark Corp 1,708,763
38,832 UMB Financial Corp 4,578,293
95,320 United Bankshares, Inc 3,669,820
103,599 United Community Banks, Inc 3,436,379
22,107 Univest Financial Corp 671,832
1,322,834 US Bancorp 63,205,009
391,655 Valley National Bancorp 4,026,213
34,533 Veritex Holdings, Inc 925,484
39,478 Washington Federal, Inc 1,171,707
15,885 Washington Trust Bancorp, Inc 520,551
153,531 Webster Financial Corp 9,248,707
2,819,405 Wells Fargo & Co 222,169,114
51,566 WesBanco, Inc 1,806,873
8,366 West Bancorporation, Inc 183,466
20,400 Westamerica Bancorporation 1,055,904
91,934 Western Alliance Bancorp 8,078,241
47,822 Wintrust Financial Corp 6,255,596
47,065 WSFS Financial Corp 2,635,640

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
109,414 Zions Bancorporation $ 6,330,694
TOTAL BANKS 1,975,656,977
CAPITAL GOODS - 6.5%
90,270 (a) 3D Systems Corp 324,972
462,419 3M Co 70,380,172
100,665 A.O. Smith Corp 6,774,754
54,660 Aaon, Inc 6,361,331
23,678 (a) AAR Corp 1,604,421
26,578 Acuity Brands, Inc 8,834,261
57,160 Advanced Drainage Systems, Inc 6,911,216
115,971 Aecom Technology Corp 12,227,982
22,184 (a) Aerovironment, Inc 3,996,448
27,273 (a) AerSale Corp 184,638
38,713 AGCO Corp 4,042,799
77,906 Air Lease Corp 3,599,257
13,727 Alamo Group, Inc 2,547,182
34,459 Albany International Corp (Class A) 2,782,564
65,766 Allegion plc 8,729,121
6,208 Allied Motion Technologies, Inc 156,504
76,634 Allison Transmission Holdings, Inc 9,007,560
12,889 Alta Equipment Group, Inc 94,090
35,576 (a) Ameresco, Inc 805,085
27,449 (a) American Superconductor Corp 721,085
12,826 (a) American Woodmark Corp 998,632
194,401 Ametek, Inc 35,878,649
173,316 (a) API Group Corp 6,612,005
18,243 Apogee Enterprises, Inc 930,758
30,780 Applied Industrial Technologies, Inc 8,003,723
183,258 (a) Archer Aviation, Inc 1,731,788
37,678 Arcosa, Inc 3,816,781
11,536 Argan, Inc 1,578,125
45,529 Armstrong World Industries, Inc 6,875,334
157,065 (a),(b) Array Technologies, Inc 1,151,286
17,527 Astec Industries, Inc 611,868
17,487 (a) Astronics Corp 309,520
34,587 Atkore, Inc 2,816,765
57,161 Atmus Filtration Technologies, Inc 2,390,473
60,126 (a) Axon Enterprise, Inc 39,212,975
100,862 (a) AZEK Co, Inc 5,167,160
18,025 AZZ, Inc 1,546,365
45,670 (a) Beacon Roofing Supply, Inc 5,404,588
568,083 (a),(b) Blink Charging Co 693,061
162,550 (a),(b) Bloom Energy Corp 3,832,929
25,060 (a) Blue Bird Corp 892,637
11,068 (a) BlueLinx Holdings, Inc 1,192,909
597,314 (a) Boeing Co 105,437,867
33,731 Boise Cascade Co 4,255,503
11,845 (a) Bowman Consulting Group Ltd 301,218
40,102 (b) Brookfield Business Corp 957,235
106,149 (a) Builders FirstSource, Inc 17,756,605
73,250 BWX Technologies, Inc 8,272,122
8,806 Cadre Holdings, Inc 339,471
37,748 Carlisle Cos, Inc 14,701,336
705,990 Carrier Global Corp 46,157,626
413,624 Caterpillar, Inc 153,636,499
531,871 (a),(b) ChargePoint Holdings, Inc 511,766
36,781 (a) Chart Industries, Inc 7,782,492
669,075 CNH Industrial NV 8,617,686
20,151 Columbus McKinnon Corp 733,899
28,861 Comfort Systems USA, Inc 12,605,042
887 Concrete Pumping Holdings, Inc 7,504
28,626 (a) Construction Partners, Inc 2,301,530

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
169,838 (a) Core & Main, Inc $ 9,585,657
38,580 Crane Co 6,570,946
11,874 CSW Industrials, Inc 3,916,164
117,749 Cummins, Inc 41,948,081
33,427 Curtiss-Wright Corp 11,597,163
55,814 (a),(b) Custom Truck One Source, Inc 284,093
211,262 Deere & Co 100,679,019
80,220 (a) DNOW, Inc 1,193,674
101,213 Donaldson Co, Inc 7,205,353
17,088 Douglas Dynamics, Inc 441,725
121,539 Dover Corp 24,755,064
7,460 (a) Ducommun, Inc 510,115
12,598 (a) DXP Enterprises, Inc 1,276,051
21,956 (a) Dycom Industries, Inc 4,153,197
331,918 Eaton Corp plc 108,351,312
39,624 EMCOR Group, Inc 17,753,929
479,506 Emerson Electric Co 62,311,805
46,405 (a) Energy Recovery, Inc 665,448
94,986 (a),(b) Energy Vault Holdings, Inc 165,276
55,416 Enerpac Tool Group Corp 2,504,249
33,465 EnerSys 3,248,448
116,702 (a),(b) Enovix Corp 1,407,426
16,390 EnPro Industries, Inc 3,043,623
44,651 Esab Corp 5,529,580
19,331 ESCO Technologies, Inc 2,565,997
49,319 (a) Everus Construction Group, Inc 3,393,640
479,917 Fastenal Co 35,149,121
46,155 Federal Signal Corp 4,537,498
168,657 Ferguson Enterprises, Inc 30,547,156
98,402 Flowserve Corp 6,161,933
46,207 (a),(b) Fluence Energy, Inc 601,153
131,134 (a) Fluor Corp 6,321,970
291,433 Fortive Corp 23,702,246
104,386 Fortune Brands Innovations, Inc 7,481,345
37,279 Franklin Electric Co, Inc 3,727,527
171,229 (a),(b) Freyr Battery, Inc 321,911
79,831 FTAI Aviation Ltd 8,025,410
17,059 (a),(b) FuelCell Energy, Inc 131,013
155,438 (a) Gates Industrial Corp plc 3,216,012
34,774 GATX Corp 5,754,054
232,600 GE Vernova, Inc 86,731,888
26,667 (a) Gencor Industries, Inc 410,405
54,140 (a) Generac Holdings, Inc 8,084,726
233,177 General Dynamics Corp 59,921,825
914,727 General Electric Co 186,210,975
26,448 (a) Gibraltar Industries, Inc 1,623,114
25,662 Global Industrial Co 634,108
37,797 (a) GMS, Inc 3,187,799
18,896 Gorman-Rupp Co 725,228
147,695 Graco, Inc 12,431,488
149,154 (a),(b) GrafTech International Ltd 223,731
39,368 Granite Construction, Inc 3,469,896
60,950 (a) Great Lakes Dredge & Dock Corp 669,840
33,587 Greenbrier Cos, Inc 2,225,475
40,831 Griffon Corp 3,093,765
22,211 H&E Equipment Services, Inc 1,969,894
130,446 (a) Hayward Holdings, Inc 1,964,517
36,168 HEICO Corp 8,641,982
70,220 HEICO Corp (Class A) 13,364,973
23,945 Helios Technologies, Inc 1,068,186
25,702 Herc Holdings, Inc 5,242,180
78,974 Hexcel Corp 5,149,105

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
38,735 Hillenbrand, Inc $ 1,316,603
103,419 (a) Hillman Solutions Corp 1,034,190
547,433 Honeywell International, Inc 122,471,711
345,117 Howmet Aerospace, Inc 43,684,910
42,996 Hubbell, Inc 18,187,738
33,445 (a) Hudson Technologies, Inc 193,981
35,838 Huntington Ingalls Industries, Inc 7,069,404
306,800 (a),(b) Hyliion Holdings Corp 720,980
7,156 Hyster-Yale Materials Handling, Inc 382,274
59,644 IDEX Corp 13,378,746
3,732 (a) IES Holdings, Inc 825,817
249,512 Illinois Tool Works, Inc 64,663,530
339,040 Ingersoll Rand, Inc 31,801,952
15,632 Insteel Industries, Inc 448,482
66,469 (a),(b) Intuitive Machines, Inc 1,441,048
66,579 ITT, Inc 10,054,761
82,032 (a) Janus International Group, Inc 680,045
95,278 (a) JELD-WEN Holding, Inc 849,880
30,832 John Bean Technologies Corp 4,100,656
555,414 Johnson Controls International plc 43,322,292
9,278 Kadant, Inc 3,459,766
63,395 Kennametal, Inc 1,518,310
110,429 (a) Kratos Defense & Security Solutions, Inc 3,685,016
160,855 L3Harris Technologies, Inc 34,102,869
4,474 (a) Lawson Products, Inc 144,286
26,580 Lennox International, Inc 15,746,524
47,468 (a) Leonardo DRS, Inc 1,668,500
16,978 (a) Limbach Holdings, Inc 1,570,125
47,515 Lincoln Electric Holdings, Inc 9,445,032
8,406 Lindsay Corp 1,128,001
21,331 (a) Loar Holdings, Inc 1,695,388
178,932 Lockheed Martin Corp 82,836,569
32,814 LSI Industries, Inc 691,391
30,526 Luxfer Holdings plc 431,943
25,887 (a) Manitowoc Co, Inc 258,611
195,438 Masco Corp 15,494,325
47,879 (a) Mastec, Inc 6,946,764
104,386 (a) Masterbrand, Inc 1,807,966
26,438 (a) Mayville Engineering Co Inc 419,042
21,770 McGrath RentCorp 2,670,526
56,073 (a) Mercury Computer Systems, Inc 2,337,683
46,376 (a) Middleby Corp 7,936,789
12,532 Miller Industries, Inc 826,736
27,127 Moog, Inc (Class A) 4,927,891
74,482 (a) MRC Global, Inc 1,093,396
40,108 MSC Industrial Direct Co (Class A) 3,225,084
91,520 Mueller Industries, Inc 7,207,200
123,593 Mueller Water Products, Inc (Class A) 2,842,639
15,607 (a) MYR Group, Inc 2,209,483
3,753 National Presto Industries, Inc 360,926
106,400 (a) NEXTracker, Inc 5,364,688
50,093 Nordson Corp 11,031,480
113,074 Northrop Grumman Corp 55,097,568
5,136 (a) Northwest Pipe Co 248,377
63,246 (a) NuScale Power Corp 1,507,785
138,034 nVent Electric plc 8,984,633
2,380 Omega Flex, Inc 93,677
174,014 (a) Orion Marine Group, Inc 1,371,230
51,245 Oshkosh Corp 5,964,918
331,264 Otis Worldwide Corp 31,609,211
70,404 Owens Corning, Inc 12,993,058
431,174 PACCAR, Inc 47,808,573

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
17,348 Park Aerospace Corp $ 251,373
106,531 Parker-Hannifin Corp 75,322,744
133,782 Pentair plc 13,870,518
445,266 (a),(b) Plug Power, Inc 828,195
6,237 Powell Industries, Inc 1,495,508
1,157 Preformed Line Products Co 174,059
58,364 Primoris Services Corp 4,480,604
20,651 (a) Proto Labs, Inc 861,766
24,588 Quanex Building Products Corp 516,348
120,268 Quanta Services, Inc 36,995,639
25,790 (a) RBC Bearings, Inc 8,994,262
60,202 (a),(b) Redwire Corp 1,440,032
58,146 Regal-Beloit Corp 9,229,515
112,180 (a) Resideo Technologies, Inc 2,526,294
34,968 REV Group, Inc 1,213,390
306,374 (a),(b) Rocket Lab USA, Inc 8,900,165
97,124 Rockwell Automation, Inc 27,042,235
1,127,870 RTX Corp 145,438,836
6,598 Rush Enterprises, Inc 378,197
44,730 Rush Enterprises, Inc (Class A) 2,717,347
134,984 Sensata Technologies Holding plc 3,666,165
198,020 (a),(b) SES AI Corp 233,664
140,450 (a) Shoals Technologies Group, Inc 671,351
24,827 Shyft Group, Inc 298,172
37,416 Simpson Manufacturing Co, Inc 6,285,888
40,856 (a) SiteOne Landscape Supply, Inc 5,813,809
46,027 Snap-On, Inc 16,346,489
96,167 (a) Spirit Aerosystems Holdings, Inc (Class A) 3,270,640
33,039 (a) SPX Technologies, Inc 4,906,952
60,771 (a) Standardaero, Inc 1,631,094
8,453 Standex International Corp 1,544,363
130,458 Stanley Black & Decker, Inc 11,489,436
23,409 (a) Sterling Construction Co, Inc 3,333,910
191,646 (a) Sunrun, Inc 1,734,396
32,983 Tecnoglass, Inc 2,506,708
24,854 Tennant Co 2,125,514
69,107 Terex Corp 3,323,356
151,739 Textron, Inc 11,609,551
22,578 (a) Thermon Group Holdings, Inc 624,959
48,377 Timken Co 3,883,222
51,987 (a) Titan International, Inc 459,045
13,882 (a) Titan Machinery, Inc 259,871
91,243 Toro Co 7,597,805
189,552 Trane Technologies plc 68,759,988
5,151 (a) Transcat, Inc 396,730
46,529 TransDigm Group, Inc 62,969,557
100,182 (a) Trex Co, Inc 7,296,255
67,174 Trinity Industries, Inc 2,541,192
47,307 (a) Triumph Group, Inc 886,533
49,355 (a) Tutor Perini Corp 1,188,962
59,386 UFP Industries, Inc 6,867,991
56,177 United Rentals, Inc 42,585,537
11,489 (a) V2X, Inc 598,922
18,457 Valmont Industries, Inc 6,123,294
304,683 Vertiv Holdings Co 35,654,005
15,571 (a) Vicor Corp 796,301
16,951 (a),(b) Virgin Galactic Holdings, Inc 80,687
36,778 W.W. Grainger, Inc 39,082,877
39,430 Wabash National Corp 615,108
29,046 Watsco, Inc 13,901,125
26,804 Watts Water Technologies, Inc (Class A) 5,542,531
40,493 WESCO International, Inc 7,491,205

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
143,105 Westinghouse Air Brake Technologies Corp $ 29,754,392
168,942 (a) WillScot Mobile Mini Holdings Corp 6,260,991
55,521 Woodward Inc 10,285,265
35,235 (a) Xometry, Inc 1,170,154
199,777 Xylem, Inc 24,780,339
140,071 Zurn Elkay Water Solutions Corp 5,524,400
TOTAL CAPITAL GOODS 3,218,730,365
COMMERCIAL & PROFESSIONAL SERVICES - 1.5%
71,796 ABM Industries, Inc 3,831,035
91,019 ACCO Brands Corp 478,760
110,227 (a) ACV Auctions, Inc 2,332,403
380,551 Alight, Inc 2,606,774
108,944 (a) Amentum Holdings, Inc 2,284,556
13,852 Aris Water Solution, Inc 353,642
33,223 (a) Asure Software, Inc 392,696
345,865 Automatic Data Processing, Inc 104,800,554
21,308 Barrett Business Services, Inc 923,276
27,933 (a),(b) BlackSky Technology, Inc 418,716
110,250 Booz Allen Hamilton Holding Corp 14,222,250
34,803 (a) BrightView Holdings, Inc 548,495
35,470 Brink's Co 3,310,415
97,851 Broadridge Financial Solutions, Inc 23,310,065
19,011 (a) CACI International, Inc (Class A) 7,343,189
41,616 (a) Casella Waste Systems, Inc (Class A) 4,475,385
43,111 (a) CBIZ, Inc 3,699,355
25,717 (a) CECO Environmental Corp 728,305
122,132 (a) Ceridian HCM Holding, Inc 8,639,618
13,622 (a) Cimpress plc 905,591
286,577 Cintas Corp 57,478,749
387,769 (a),(b) Clarivate plc 2,101,708
44,744 (a) Clean Harbors, Inc 10,425,352
58,707 (b) Concentrix Corp 3,069,202
132,462 (a) Conduent, Inc 524,550
739,828 (a) Copart, Inc 42,858,236
100,942 (a) CoreCivic, Inc 2,065,273
4,484 CRA International, Inc 823,173
26,157 CSG Systems International, Inc 1,537,770
30,980 Deluxe Corp 718,426
75,581 (a) Driven Brands Holdings, Inc 1,247,842
196,245 Dun & Bradstreet Holdings, Inc 2,413,813
78,667 Ennis, Inc 1,632,340
102,842 Equifax, Inc 28,258,925
132,285 (a) ExlService Holdings, Inc 6,648,644
41,992 Exponent, Inc 3,849,407
53,505 (a) First Advantage Corp 1,010,174
8,190 (a) Forrester Research, Inc 124,897
9,141 (a) Franklin Covey Co 346,535
31,944 (a) FTI Consulting, Inc 6,240,260
161,326 Genpact Ltd 7,854,963
97,493 (a) GEO Group, Inc 3,072,004
61,320 (a) Harsco Corp 587,446
56,484 (a) Healthcare Services Group 626,408
14,986 Heidrick & Struggles International, Inc 696,699
56,093 Herman Miller, Inc 1,258,727
39,729 HNI Corp 1,980,491
17,579 (a) Huron Consulting Group, Inc 2,228,666
14,225 ICF International, Inc 1,660,200
32,868 (a),(b) Innodata, Inc 1,218,745
30,132 Insperity, Inc 2,260,201
40,589 Interface, Inc 1,004,984
108,944 Jacobs Solutions, Inc 15,266,323
126,396 KBR, Inc 6,878,470

SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
25,446 Kelly Services, Inc (Class A) $ 358,280
14,799 Kforce, Inc 824,748
44,482 Korn/Ferry International 3,146,212
82,778 (a) Legalzoom.com, Inc 744,174
115,337 Leidos Holdings, Inc 16,381,314
20,481 (a) Liquidity Services, Inc 709,667
39,935 Manpower, Inc 2,404,886
23,701 Matthews International Corp (Class A) 663,391
58,381 MAXIMUS, Inc 4,395,505
51,680 (a) Mistras Group, Inc 512,666
19,414 (a) Montrose Environmental Group, Inc 404,199
29,217 MSA Safety, Inc 4,812,916
8,091 NL Industries, Inc 62,301
44,132 (a) NV5 Global, Inc 831,447
99,756 (a) OPENLANE, Inc 2,026,044
27,211 (a) Parsons Corp 2,157,016
268,839 Paychex, Inc 39,699,455
44,093 Paycom Software, Inc 9,151,943
60,529 (a) Paycor HCM, Inc 1,339,507
37,253 (a) Paylocity Holding Corp 7,656,237
131,794 Pitney Bowes, Inc 1,174,285
120,113 (a) Planet Labs PBC 732,689
83,380 Quad Graphics, Inc 560,314
151,028 RB Global, Inc 13,513,985
178,017 Republic Services, Inc 38,606,547
31,570 Resources Connection, Inc 265,188
95,845 Robert Half International, Inc 6,209,798
231,850 Rollins, Inc 11,476,575
43,704 Science Applications International Corp 4,732,269
172,105 SS&C Technologies Holdings, Inc 13,931,900
72,578 Steelcase, Inc (Class A) 833,195
239,975 Tetra Tech, Inc 8,831,080
166,720 TransUnion 16,546,960
31,176 TriNet Group, Inc 2,911,527
27,408 (a) TrueBlue, Inc 223,375
13,566 TTEC Holdings, Inc 51,279
16,144 Unifirst Corp 3,459,982
86,222 (a) Upwork, Inc 1,358,859
199,786 Veralto Corp 20,655,875
115,048 Verisk Analytics, Inc 33,069,397
157,937 (a) Verra Mobility Corp 4,167,957
101,978 Vestis Corp 1,425,652
14,279 (a) Viad Corp 564,020
103,449 (b) Virco Mfg. Corp 1,127,594
7,529 VSE Corp 770,593
335,047 Waste Management, Inc 73,797,452
7,913 (a) Willdan Group, Inc 279,685
32,019 (a) WNS Holdings Ltd 1,961,164
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 767,095,787
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.0%
19,450 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 156,184
41,896 (a) Abercrombie & Fitch Co (Class A) 5,001,545
44,300 Academy Sports & Outdoors, Inc 2,317,333
48,894 Advance Auto Parts, Inc 2,371,359
12,218 A-Mark Precious Metals, Inc 344,181
7,935,216 (a) Amazon.com, Inc 1,886,042,139
151,292 American Eagle Outfitters, Inc 2,441,853
4,429 (a) America's Car-Mart, Inc 215,648
37,251 Arhaus, Inc 457,442
88,408 Arko Corp 625,045
17,268 (a) Asbury Automotive Group, Inc 5,123,070
27,134 (a) Autonation, Inc 5,116,116

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
14,561 (a) Autozone, Inc $ 48,782,408
196,056 (a),(b) BARK, Inc 366,625
191,637 Bath & Body Works, Inc 7,207,468
174,190 Best Buy Co, Inc 14,955,953
21,956 (a),(b) Boot Barn Holdings, Inc 3,531,623
43,151 Buckle, Inc 2,054,419
16,431 Build-A-Bear Workshop, Inc 695,689
54,905 (a) Burlington Stores, Inc 15,589,177
27,131 Caleres, Inc 497,311
45,155 Camping World Holdings, Inc 1,042,629
128,771 (a) Carmax, Inc 11,027,948
90,794 (a) Carvana Co 22,469,699
978,019 (a) Coupang, Inc 22,993,227
44,243 (b) Designer Brands, Inc 222,542
74,785 (a) Destination XL Group, Inc 203,415
47,280 Dick's Sporting Goods, Inc 11,349,564
3,335 (b) Dillard's, Inc (Class A) 1,561,147
420,873 eBay, Inc 28,400,510
106,237 (a) Etsy, Inc 5,833,474
3,909 (a) EVgo, Inc 13,564
46,886 (a) Five Below, Inc 4,396,969
89,712 (a) Floor & Decor Holdings, Inc 8,980,171
85,370 (a) Foot Locker, Inc 1,711,669
322,861 (a) GameStop Corp (Class A) 8,684,961
166,065 Gap, Inc 3,997,185
10,885 (a) Genesco, Inc 453,360
123,926 Genuine Parts Co 14,406,398
19,249 (a),(b) GigaCloud Technology, Inc 410,389
12,919 Group 1 Automotive, Inc 5,897,394
19,850 (a),(b) Groupon, Inc 207,830
113,852 (a),(b) GrowGeneration Corp 159,393
12,079 (b) Haverty Furniture Cos, Inc 270,932
838,497 Home Depot, Inc 345,443,994
104,497 Kohl's Corp 1,380,405
29,092 (a) Lands' End, Inc 362,195
119,702 (a),(b) Leslie's, Inc 241,798
21,647 Lithia Motors, Inc (Class A) 8,141,437
195,614 LKQ Corp 7,314,008
485,832 Lowe's Cos, Inc 126,335,753
239,583 Macy's, Inc 3,732,703
14,865 (a) MarineMax, Inc 451,301
24,916 Monro Muffler, Inc 489,350
14,919 Murphy USA, Inc 7,502,914
60,209 (a) National Vision Holdings, Inc 686,383
86,070 Nordstrom, Inc 2,082,894
35,743 (a) ODP Corp 807,792
57,170 (a) Ollie's Bargain Outlet Holdings, Inc 6,375,027
7,506 (a),(b) OneWater Marine, Inc 135,633
48,432 (a) O'Reilly Automotive, Inc 62,691,349
32,132 (a),(b) Overstock.com, Inc 266,374
10,999 Penske Auto Group, Inc 1,821,764
63,078 (a) Petco Health & Wellness Co, Inc 215,727
32,909 Pool Corp 11,328,923
127,958 (a),(b) RealReal, Inc 1,220,719
26,266 (a) Revolve Group, Inc 829,480
11,142 (a) RH 4,669,724
270,686 Ross Stores, Inc 40,754,484
82,883 (a) Sally Beauty Holdings, Inc 900,938
22,839 (a),(b) Savers Value Village, Inc 254,426
10,676 Shoe Carnival, Inc 288,893
39,515 Signet Jewelers Ltd 2,340,473
17,467 (a) Sleep Number Corp 312,310

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
17,973 Sonic Automotive, Inc (Class A) $ 1,334,495
107,982 (a) Stitch Fix, Inc 508,595
83,380 (a) ThredUp, Inc 182,602
16,584 (a),(b) Tilly's, Inc 71,809
957,446 TJX Cos, Inc 119,479,686
21,328 (a),(b) Torrid Holdings, Inc 150,576
453,520 Tractor Supply Co 24,653,347
41,546 (a) Ulta Beauty, Inc 17,123,184
18,203 Upbound Group, Inc 534,076
53,953 (a) Urban Outfitters, Inc 2,990,075
113,676 (a) Valvoline, Inc 4,218,516
67,822 (a) Victoria's Secret & Co 2,466,008
64,680 (a) Warby Parker, Inc 1,792,283
74,009 (a),(b) Wayfair, Inc 3,579,815
103,902 Williams-Sonoma, Inc 21,961,766
3,199 Winmark Corp 1,246,298
17,055 (a) Zumiez, Inc 272,198
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 3,000,531,458
CONSUMER DURABLES & APPAREL - 0.9%
29,457 Acushnet Holdings Corp 1,924,131
54,314 (a) Amer Sports, Inc 1,736,419
48,209 (a),(b) AMMO, Inc 84,366
37,938 (a) Beazer Homes USA, Inc 840,706
26,444 (a) BK LC Lux Finco 2 Sarl 1,563,898
70,933 Brunswick Corp 4,783,721
107,866 (a) Callaway Golf Co 847,827
87,246 (a) Capri Holdings Ltd 2,161,956
5,534 Carter's, Inc 298,393
7,534 (a) Cavco Industries, Inc 3,832,094
15,521 Century Communities, Inc 1,185,494
17,828 Clarus Corp 86,644
30,881 Columbia Sportswear Co 2,726,792
39,614 (b) Cricut, Inc 212,727
41,308 (a) Crocs, Inc 4,216,308
129,474 (a) Deckers Outdoor Corp 22,963,509
246,912 DR Horton, Inc 35,036,813
28,420 (a),(b) Dream Finders Homes, Inc 655,649
17,863 Ethan Allen Interiors, Inc 554,110
99,142 (a) Figs, Inc 564,118
16,268 (a),(b) Funko, Inc 227,752
132,584 (a) Garmin Ltd 28,618,256
32,892 (a) G-III Apparel Group Ltd 1,026,888
95,226 (a) GoPro, Inc 92,569
22,207 (a) Green Brick Partners, Inc 1,342,857
354,000 (a) Hanesbrands, Inc 2,874,480
113,125 Hasbro, Inc 6,543,150
17,902 (a) Helen of Troy Ltd 1,105,986
5,395 (a) Hovnanian Enterprises, Inc 714,244
17,511 (b) Installed Building Products, Inc 3,481,887
20,871 (a) iRobot Corp 160,498
18,019 (a) JAKKS Pacific, Inc 542,011
4,498 Johnson Outdoors, Inc 145,735
54,298 KB Home 3,643,396
52,445 Kontoor Brands, Inc 4,817,073
41,872 (a) Landsea Homes Corp 347,538
28,807 (a) Latham Group, Inc 210,291
33,828 La-Z-Boy, Inc 1,596,682
166 (a) Legacy Housing Corp 4,258
99,765 Leggett & Platt, Inc 1,053,518
205,452 Lennar Corp (Class A) 26,963,520
6,572 Lennar Corp (Class B) 826,692
16,589 (a) LGI Homes, Inc 1,481,066

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
8,731 (a) Lovesac Co $ 223,164
101,263 (a) Lululemon Athletica, Inc 41,943,135
19,317 (a) M/I Homes, Inc 2,430,079
15,494 (a) Malibu Boats, Inc 593,265
6,781 Marine Products Corp 63,674
13,757 (a) MasterCraft Boat Holdings, Inc 250,515
253,886 (a) Mattel, Inc 4,732,435
55,676 Meritage Homes Corp 4,335,490
106,012 (a),(c),(d) Millrose Properties, Inc 1,172,493
45,619 (a) Mohawk Industries, Inc 5,579,204
11,455 Movado Group, Inc 219,020
291,711 Newell Rubbermaid, Inc 2,905,442
996,983 Nike, Inc (Class B) 76,667,993
2,399 (a) NVR, Inc 19,230,816
11,713 Oxford Industries, Inc 982,252
245,766 (a) Peloton Interactive, Inc 1,904,686
49,830 Polaris Industries, Inc 2,376,891
184,681 Pulte Homes, Inc 21,013,004
117,697 (a),(b) Purple Innovation, Inc 130,644
53,508 PVH Corp 4,794,317
35,835 Ralph Lauren Corp 8,947,999
5,014 Rocky Brands, Inc 125,551
53,150 (a) SharkNinja Global SPV Ltd 5,942,701
111,211 (a) Skechers U.S.A., Inc (Class A) 8,378,637
45,632 (a) Skyline Champion Corp 4,213,203
39,576 Smith & Wesson Brands, Inc 415,152
97,889 (a) Sonos, Inc 1,349,889
59,762 Steven Madden Ltd 2,453,230
31,019 Sturm Ruger & Co, Inc 1,104,276
202,096 Tapestry, Inc 14,740,882
84,857 (a) Taylor Morrison Home Corp 5,469,882
133,539 Tempur Sealy International, Inc 8,431,652
84,307 Toll Brothers, Inc 11,449,734
29,160 (a) TopBuild Corp 9,992,549
16,458 (a) Traeger, Inc 40,158
52,183 (a) Tri Pointe Homes, Inc 1,923,465
142,219 (a) Under Armour, Inc (Class A) 1,187,529
152,950 (a) Under Armour, Inc (Class C) 1,151,713
268,090 (b) VF Corp 6,962,297
44,369 Whirlpool Corp 4,659,189
60,869 Wolverine World Wide, Inc 1,359,205
25,062 Worthington Industries, Inc 1,050,098
87,376 (a) YETI Holdings, Inc 3,255,630
TOTAL CONSUMER DURABLES & APPAREL 470,249,162
CONSUMER SERVICES - 2.3%
42,715 (a) Accel Entertainment, Inc 481,398
192,723 ADT, Inc 1,480,113
23,239 (a) Adtalem Global Education, Inc 2,489,594
368,840 (a) Airbnb, Inc 48,380,743
203,957 Aramark 7,935,967
54,031 (a),(b) BALLY'S CORP 982,284
2,687 (a) Biglari Holdings, Inc (B Shares) 623,411
16,236 (a) BJ's Restaurants, Inc 587,581
101,155 Bloomin' Brands, Inc 1,270,507
27,934 Booking Holdings, Inc 132,339,001
61,775 Boyd Gaming Corp 4,735,054
45,535 (a) Bright Horizons Family Solutions, Inc 5,582,591
33,083 (a) Brinker International, Inc 6,020,113
177,460 (a) Caesars Entertainment, Inc 6,397,433
873,209 (a) Carnival Corp 24,161,693
13,917 Carriage Services, Inc 569,901
63,982 (a) Cava Group, Inc 8,640,769

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
31,587 (b) Cheesecake Factory $ 1,773,610
107,492 (a) Chegg, Inc 165,538
1,142,959 (a) Chipotle Mexican Grill, Inc (Class A) 66,691,658
27,242 (b) Choice Hotels International, Inc 4,013,564
65,440 Churchill Downs, Inc 8,087,075
147,520 (a) Coursera, Inc 1,137,379
17,056 (b) Cracker Barrel Old Country Store, Inc 1,108,299
104,438 Darden Restaurants, Inc 20,390,475
30,838 (a),(b) Dave & Buster's Entertainment, Inc 819,057
49,845 (a) Denny's Corp 315,519
41,653 (a) Despegar.com Corp 800,571
13,530 Dine Brands Global Inc. 411,041
29,862 Domino's Pizza, Inc 13,411,621
294,714 (a) DoorDash, Inc 55,650,845
371,676 (a) DraftKings, Inc 15,591,808
30,416 (a) Duolingo, Inc 11,071,120
103,102 (a) Dutch Bros, Inc 6,445,937
12,211 (a) El Pollo Loco Holdings, Inc 144,945
9,603 (a) European Wax Center, Inc 64,820
63,702 (a) Everi Holdings, Inc 868,895
103,208 (a) Expedia Group, Inc 17,643,408
7,261 (a) First Watch Restaurant Group, Inc 152,336
63,264 (a) Frontdoor, Inc 3,788,248
67,165 (a),(b) Full House Resorts, Inc 360,676
52,701 (a),(b) Global Business Travel Group I 464,823
19,659 Golden Entertainment, Inc 643,636
2,812 Graham Holdings Co 2,611,842
29,625 (a) Grand Canyon Education, Inc 5,203,335
102,392 H&R Block, Inc 5,663,301
66,461 (a) Hilton Grand Vacations, Inc 2,738,193
201,594 Hilton Worldwide Holdings, Inc 51,622,176
36,903 Hyatt Hotels Corp 5,839,162
30,674 (a) Inspired Entertainment, Inc 308,887
35,027 International Game Technology plc 596,160
17,265 Jack in the Box, Inc 676,615
62,386 (b) Krispy Kreme, Inc 565,841
4,466 (a) Kura Sushi USA, Inc 357,280
309,453 Las Vegas Sands Corp 14,182,231
151,179 (a) Laureate Education, Inc 2,830,071
36,714 (a) Life Time Group Holdings, Inc 1,064,339
75,566 (a) Light & Wonder, Inc 6,643,007
50,626 (a) Lindblad Expeditions Holdings, Inc 643,963
193,104 Marriott International, Inc (Class A) 56,114,091
31,047 Marriott Vacations Worldwide Corp 2,693,948
609,623 McDonald's Corp 175,998,160
184,946 (a) MGM Resorts International 6,376,938
56,702 (a) Mister Car Wash, Inc 454,750
9,593 Monarch Casino & Resort, Inc 818,667
98,040 (a),(b) Nerdy, Inc 178,433
360,855 (a) Norwegian Cruise Line Holdings Ltd 10,230,239
13,723 (a),(b) ONE Group Hospitality, Inc 51,461
56,804 OneSpaWorld Holdings Ltd 1,213,333
24,598 (b) Papa John's International, Inc 973,343
138,532 (a) Penn National Gaming, Inc 2,853,759
51,762 Perdoceo Education Corp 1,489,710
74,794 (a) Planet Fitness, Inc 8,089,719
26,634 (a) PlayAGS, Inc 320,673
36,820 (a),(b) Portillo's, Inc 512,166
48,781 (a) Potbelly Corp 605,372
6,503 RCI Hospitality Holdings, Inc 361,177
43,399 Red Rock Resorts, Inc 2,128,721
201,912 Royal Caribbean Cruises Ltd 53,829,739

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
103,180 (a) Rush Street Interactive, Inc $ 1,504,364
238,986 (a) Sabre Corp 800,603
38,148 (a) SeaWorld Entertainment, Inc 2,005,059
121,563 Service Corp International 9,496,502
27,489 (a) Shake Shack, Inc 3,247,276
68,957 Six Flags Entertainment Corp 3,040,314
957,352 Starbucks Corp 103,087,663
17,816 Strategic Education, Inc 1,750,066
39,613 (a) Stride, Inc 5,343,794
107,220 Super Group SGHC Ltd 867,410
82,698 (a) Sweetgreen, Inc 2,722,418
23,787 (a) Target Hospitality Corp 229,069
53,249 Texas Roadhouse, Inc (Class A) 9,643,394
63,192 Travel & Leisure Co 3,435,117
55,854 (a) Udemy, Inc 417,788
21,417 (a) Universal Technical Institute, Inc 587,468
32,770 Vail Resorts, Inc 5,574,832
126,653 Wendy's Co 1,878,264
25,052 Wingstop, Inc 7,462,991
68,358 Wyndham Hotels & Resorts, Inc 7,178,957
91,400 Wynn Resorts Ltd 7,938,090
29,226 (a),(b) Xponential Fitness, Inc 488,951
227,020 Yum! Brands, Inc 29,626,110
TOTAL CONSUMER SERVICES 1,119,862,359
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.9%
329,301 Albertsons Cos, Inc 6,602,485
23,900 Andersons, Inc 973,925
117,079 (a) BJ's Wholesale Club Holdings, Inc 11,596,675
30,443 Casey's General Stores, Inc 12,839,944
25,883 (a) Chefs' Warehouse, Inc 1,394,058
374,555 Costco Wholesale Corp 367,018,953
173,747 Dollar General Corp 12,346,462
184,387 (a) Dollar Tree, Inc 13,524,787
85,229 (a) Grocery Outlet Holding Corp 1,379,858
38,586 (a) HF Foods Group, Inc 102,639
9,950 Ingles Markets, Inc (Class A) 658,889
570,187 Kroger Co 35,146,327
138,940 (a) Maplebear, Inc 6,708,023
10,408 Natural Grocers by Vitamin Cottage, Inc 453,164
136,613 (a) Performance Food Group Co 12,337,520
17,346 Pricesmart, Inc 1,577,966
28,101 SpartanNash Co 512,281
87,100 (a) Sprouts Farmers Market, Inc 13,791,414
415,560 Sysco Corp 30,302,635
389,247 Target Corp 53,681,054
41,913 (a) United Natural Foods, Inc 1,246,493
184,514 (a) US Foods Holding Corp 13,087,578
4,530 Village Super Market (Class A) 154,518
572,576 Walgreens Boots Alliance, Inc 5,886,081
3,676,559 Walmart, Inc 360,891,031
14,813 Weis Markets, Inc 1,000,766
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 965,215,526
ENERGY - 3.3%
342,819 Antero Midstream Corp 5,498,817
237,852 (a) Antero Resources Corp 8,876,637
241,372 APA Corp 5,293,288
114,423 Archrock, Inc 3,214,142
37,685 Ardmore Shipping Corp 447,321
40,060 (b) Atlas Energy Solutions, Inc 919,778
830,484 Baker Hughes Co 38,351,751
74,590 Berry Corp 325,212
202,443 (b) Borr Drilling Ltd 702,477

SHARES DESCRIPTION VALUE
ENERGY (continued)
22,773 (a) Bristow Group, Inc $ 759,935
625,931 Cabot Oil & Gas Corp 17,350,807
58,903 Cactus, Inc 3,517,098
61,384 California Resources Corp 3,020,093
4,103 (a),(b) Centrus Energy Corp 337,677
185,886 ChampionX Corp 5,323,775
195,024 Cheniere Energy, Inc 43,617,118
189,319 Chesapeake Energy Corp 19,234,810
1,455,284 Chevron Corp 217,113,820
41,600 Chord Energy Corp 4,677,920
94,538 Civitas Resources, Inc 4,798,749
115,507 (a) Clean Energy Fuels Corp 382,328
155,208 (a) CNX Resources Corp 4,249,595
57,911 (b) Comstock Resources, Inc 1,074,828
1,103,847 ConocoPhillips 109,093,199
38,444 Core Laboratories, Inc 652,395
42,176 Core Natural Resources, Inc 3,810,180
139,359 Crescent Energy Co 2,098,747
24,649 (b) CVR Energy, Inc 467,099
64,227 Delek US Holdings, Inc 1,147,094
505,265 Devon Energy Corp 17,229,536
104,954 DHT Holdings, Inc 1,188,079
155,086 Diamondback Energy, Inc 25,489,935
28,543 (b) Diversified Energy Co plc 454,975
28,709 (a) DMC Global, Inc 233,691
25,410 Dorian LPG Ltd 610,856
75,689 DT Midstream, Inc 7,650,644
19,390 (a),(b) Empire Petroleum Corp 113,431
153,847 (a),(b) Encore Energy Corp 509,234
121,539 (a),(b) Energy Fuels, Inc 645,372
495,323 EOG Resources, Inc 62,306,680
490,717 EQT Corp 25,085,453
14,387 Excelerate Energy, Inc 429,740
59,737 (a) Expro Group Holdings NV 754,478
3,794,301 Exxon Mobil Corp 405,345,176
30,260 (b) FLEX LNG Ltd 771,933
15,687 (a) Forum Energy Technologies, Inc 284,248
23,566 FutureFuel Corp 128,670
73,946 Golar LNG Ltd 3,013,299
245,500 (b) Granite Ridge Resources, Inc 1,519,645
35,517 (a) Green Plains, Inc 317,167
9,172 (a) Gulfport Energy Operating Corp 1,637,294
44,445 (a) Hallador Energy Co 476,895
713,482 Halliburton Co 18,564,802
111,242 (a) Helix Energy Solutions Group, Inc 892,161
78,305 Helmerich & Payne, Inc 2,473,655
236,134 Hess Corp 32,829,710
112,521 HF Sinclair Corp 4,059,758
4,935 (b) HighPeak Energy, Inc 67,264
23,983 (a) Innovex International, Inc 373,655
42,867 International Seaways, Inc 1,669,670
1,668,637 Kinder Morgan, Inc 45,854,145
12,940 Kinetik Holdings, Inc 833,724
44,209 Kodiak Gas Services, Inc 2,068,097
359,220 (a) Kosmos Energy Ltd 1,142,320
98,313 Liberty Energy, Inc 1,800,111
128,450 Magnolia Oil & Gas Corp 3,044,265
286,171 Marathon Petroleum Corp 41,697,976
84,517 Matador Resources Co 4,901,986
89,041 Murphy Oil Corp 2,371,162
10,562 (a) Nabors Industries Ltd 604,358
6,549 Nacco Industries, Inc (Class A) 207,145

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
ENERGY (continued)
62,441 (b) New Fortress Energy, Inc $ 936,615
114,362 (a) Newpark Resources, Inc 791,385
53,635 (a) NextDecade Corp 454,825
104,120 Noble Corp plc 3,337,046
168,162 Nordic American Tankers Ltd 454,037
77,394 Northern Oil and Gas, Inc 2,782,314
280,439 NOV, Inc 4,052,344
557,923 Occidental Petroleum Corp 26,027,108
82,766 (a) Oceaneering International, Inc 2,056,735
394,292 (a) Oil States International, Inc 2,003,003
498,574 ONEOK, Inc 48,446,436
218,815 Ovintiv, Inc 9,238,369
70,841 (a) Par Pacific Holdings, Inc 1,184,462
273,456 Patterson-UTI Energy, Inc 2,206,790
96,438 PBF Energy, Inc 2,821,776
92,515 Peabody Energy Corp 1,679,147
476,085 Permian Resources Corp 6,974,645
355,141 Phillips 66 41,860,470
19,704 (a),(b) ProFrac Holding Corp 143,248
145,202 (a) ProPetro Holding Corp 1,289,394
209,680 Range Resources Corp 7,766,547
38,949 Ranger Energy Services, Inc 638,374
12,132 (a) Rex American Resources Corp 506,147
9,029 Riley Exploration Permian, Inc 299,311
186,183 (a),(b) Ring Energy, Inc 242,038
85,957 (a),(b) Sable Offshore Corp 2,142,908
18,387 SandRidge Energy, Inc 217,886
1,201,559 Schlumberger Ltd 48,398,797
39,451 Scorpio Tankers, Inc 1,878,657
37,559 (a) SEACOR Marine Holdings, Inc 254,650
60,397 (a) Seadrill Ltd 2,183,955
50,298 Select Water Solutions, Inc 628,725
105,783 SFL Corp Ltd 1,116,011
74,455 Sitio Royalties Corp 1,499,524
96,934 SM Energy Co 3,679,615
21,978 Solaris Oilfield Infrastructure, Inc 599,780
102,784 (a) Talos Energy, Inc 1,019,617
190,147 Targa Resources Corp 37,420,930
374,932 TechnipFMC plc 11,266,707
110,431 Teekay Corp Ltd 788,477
17,431 Teekay Tankers Ltd 730,707
89,720 (a) Tetra Technologies, Inc 372,338
16,108 Texas Pacific Land Corp 20,894,814
38,631 (a) Tidewater, Inc 2,128,954
639,998 (a),(b) Transocean Ltd 2,508,792
351,294 (a) Uranium Energy Corp 2,480,136
206,137 (a) Ur-Energy, Inc 216,444
156,657 Vaalco Energy, Inc 642,294
62,702 (a) Valaris Ltd 3,005,934
272,703 Valero Energy Corp 36,269,499
82,398 Viper Energy Partners LP 3,864,466
61,416 (a) Vital Energy, Inc 1,959,170
19,327 (b) Vitesse Energy, Inc 500,183
105,827 (b) W&T Offshore, Inc 165,090
60,923 Weatherford International plc 3,835,103
1,032,868 Williams Cos, Inc 57,251,873
50,146 World Fuel Services Corp 1,417,627
TOTAL ENERGY 1,647,541,314
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 2.3%
67,908 Acadia Realty Trust 1,564,600
70,371 Agree Realty Corp 5,106,823
57,396 Alexander & Baldwin, Inc 1,024,519

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
2,341 Alexander's, Inc $ 444,673
146,220 Alexandria Real Estate Equities, Inc 14,234,517
24,923 Alpine Income Property Trust, Inc 420,202
42,194 American Assets Trust, Inc 1,024,470
115,327 American Healthcare REIT, Inc 3,262,601
262,742 American Homes 4 Rent 9,098,755
391,841 American Tower Corp 72,470,993
229,759 Americold Realty Trust, Inc 5,020,234
228,578 Apartment Investment and Management Co 2,066,345
127,492 Apple Hospitality REIT, Inc 1,968,476
51,087 Armada Hoffler Properties, Inc 499,631
123,442 AvalonBay Communities, Inc 27,343,637
139,598 Boston Properties, Inc 10,210,198
32,707 Braemar Hotels & Resorts, Inc 83,403
400,608 Brandywine Realty Trust 2,199,338
242,399 Brixmor Property Group, Inc 6,316,918
190,769 Broadstone Net Lease, Inc 3,002,704
15,761 BRT Apartments Corp 270,144
92,462 Camden Property Trust 10,513,854
125,988 CareTrust REIT, Inc 3,338,682
20,606 CBL & Associates Properties, Inc 630,750
21,625 Centerspace 1,313,719
43,190 Chatham Lodging Trust 377,481
45,741 City Office REIT, Inc 242,885
21,137 Community Healthcare Trust, Inc 419,147
117,806 Corporate Office Properties Trust 3,468,209
115,041 Cousins Properties, Inc 3,512,202
355,770 Crown Castle, Inc 31,763,146
21,615 CTO Realty Growth, Inc 424,302
197,821 CubeSmart 8,249,136
75,814 Curbline Properties Corp 1,855,169
157,600 DiamondRock Hospitality Co 1,383,728
279,885 Digital Realty Trust, Inc 45,861,956
246,911 Diversified Healthcare Trust 612,339
181,095 Douglas Emmett, Inc 3,324,904
97,623 Easterly Government Properties, Inc 1,108,997
40,446 EastGroup Properties, Inc 6,860,451
106,758 Empire State Realty Trust, Inc 1,020,606
59,303 EPR Properties 2,733,868
80,702 Equinix, Inc 73,734,189
155,258 Equity Lifestyle Properties, Inc 10,161,636
325,948 Equity Residential 23,021,707
111,554 Essential Properties Realty Trust, Inc 3,580,883
52,849 Essex Property Trust, Inc 15,039,240
173,082 Extra Space Storage, Inc 26,654,628
21,102 Farmland Partners, Inc 246,260
73,495 Federal Realty Investment Trust 7,983,762
103,143 First Industrial Realty Trust, Inc 5,506,805
48,576 Four Corners Property Trust, Inc 1,332,440
220,792 Gaming and Leisure Properties, Inc 10,684,125
40,489 Getty Realty Corp 1,255,564
37,072 Gladstone Commercial Corp 600,937
22,586 Gladstone Land Corp 245,284
54,522 Global Medical REIT, Inc 427,452
178,326 Global Net Lease, Inc 1,282,164
319,675 Healthcare Realty Trust, Inc 5,354,556
630,447 Healthpeak Properties, Inc 13,025,035
104,113 Highwoods Properties, Inc 3,101,526
606,824 Host Hotels & Resorts Inc 10,140,029
171,592 Hudson Pacific Properties, Inc 537,083
160,640 Independence Realty Trust, Inc 3,085,894
28,462 Innovative Industrial Properties, Inc 2,040,156

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
51,970 InvenTrust Properties Corp $ 1,545,588
541,412 Invitation Homes, Inc 16,864,984
246,451 Iron Mountain, Inc 25,032,028
90,901 JBG SMITH Properties 1,409,875
85,729 Kilroy Realty Corp 3,345,146
582,732 Kimco Realty Corp 13,082,333
166,378 Kite Realty Group Trust 3,851,651
76,767 Lamar Advertising Co 9,704,884
130,507 Lexington Realty Trust 1,085,818
40,731 Lineage, Inc 2,443,860
61,489 LTC Properties, Inc 2,115,222
209,540 Macerich Co 4,354,241
75,492 Mack-Cali Realty Corp 1,203,342
845,561 Medical Properties Trust, Inc 3,965,681
95,805 Mid-America Apartment Communities, Inc 14,617,927
36,587 National Health Investors, Inc 2,491,941
149,709 National Retail Properties, Inc 5,897,038
57,762 National Storage Affiliates Trust 2,145,858
12,391 (a) NET Lease Office Properties 395,521
79,116 NETSTREIT Corp 1,145,600
38,786 NexPoint Diversified Real Estate Trust 214,487
17,985 NexPoint Residential Trust, Inc 710,048
244,476 Omega Healthcare Investors, Inc 9,060,281
17,267 One Liberty Properties, Inc 443,244
38,649 Orion Office REIT, Inc 156,528
131,992 Outfront Media, Inc 2,428,648
124,853 Paramount Group, Inc 610,531
161,681 Park Hotels & Resorts, Inc 2,181,077
23,540 Peakstone Realty Trust 253,055
101,003 Pebblebrook Hotel Trust 1,326,169
86,759 Phillips Edison & Co, Inc 3,151,954
246,426 Piedmont Office Realty Trust, Inc 2,153,763
22,498 Plymouth Industrial REIT, Inc 377,966
15,321 Postal Realty Trust, Inc 201,624
64,590 PotlatchDeltic Corp 2,889,111
774,862 (e) Prologis, Inc 92,402,293
136,205 Public Storage, Inc 40,654,468
112,276 Rayonier, Inc 2,934,895
708,949 Realty Income Corp 38,736,973
158,447 Regency Centers Corp 11,382,832
93,857 Retail Opportunity Investments Corp 1,639,682
186,446 Rexford Industrial Realty, Inc 7,580,894
206,936 RLJ Lodging Trust 2,017,626
52,448 Ryman Hospitality Properties, Inc 5,498,648
210,350 Sabra Health Care REIT, Inc 3,514,948
42,812 Safehold, Inc 693,983
9,694 Saul Centers, Inc 354,025
87,925 SBA Communications Corp 17,370,463
150,290 Service Properties Trust 428,327
273,068 Simon Property Group, Inc 47,475,602
37,907 SITE Centers Corp 567,847
52,550 SL Green Realty Corp 3,541,344
133,255 STAG Industrial, Inc 4,554,656
27,739 (a) Star Holdings 246,600
93,397 Summit Hotel Properties, Inc 626,694
101,035 Sun Communities, Inc 12,780,928
159,255 Sunstone Hotel Investors, Inc 1,804,359
104,878 Tanger Factory Outlet Centers, Inc 3,442,096
56,986 Terreno Realty Corp 3,728,024
285,558 UDR, Inc 11,919,191
37,174 UMH Properties, Inc 668,760
368,872 Uniti Group, Inc 2,010,352

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
10,070 Universal Health Realty Income Trust $ 393,133
83,482 Urban Edge Properties 1,698,024
332,285 Ventas, Inc 20,076,660
858,235 VICI Properties, Inc 25,549,656
163,610 Vornado Realty Trust 7,077,769
137,487 Washington REIT 2,098,052
516,122 (e) Welltower, Inc 70,440,331
655,228 Weyerhaeuser Co 20,063,081
31,390 Whitestone REIT 420,626
183,081 WP Carey, Inc 10,236,059
92,154 Xenia Hotels & Resorts, Inc 1,378,624
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 1,136,555,616
FINANCIAL SERVICES - 8.4%
8,238 AFC Gamma, Inc 67,057
26,889 Affiliated Managers Group, Inc 5,053,519
212,354 (a) Affirm Holdings, Inc 12,968,459
683,520 AGNC Investment Corp 6,814,694
11,267 Alerus Financial Corp 238,184
251,385 Ally Financial, Inc 9,796,473
475,764 American Express Co 151,031,282
84,165 Ameriprise Financial, Inc 45,731,894
414,182 Annaly Capital Management, Inc 8,453,455
102,927 Apollo Commercial Real Estate Finance, Inc 911,933
433,851 Apollo Global Management, Inc 74,179,844
138,147 Arbor Realty Trust, Inc 1,849,788
26,410 Ares Commercial Real Estate Corp 149,481
158,584 Ares Management Corp 31,434,520
28,935 ARMOUR Residential REIT, Inc 544,557
55,250 Artisan Partners Asset Management, Inc 2,469,122
3,795 (a) Atlanticus Holdings Corp 225,689
113,462 (a) AvidXchange Holdings, Inc 1,202,697
25,565 Banco Latinoamericano de Exportaciones S.A. (Class E) 965,846
634,169 Bank of New York Mellon Corp 54,494,142
1,549,395 (a) Berkshire Hathaway, Inc 726,154,955
275,709 BGC Group, Inc 2,630,264
125,022 BlackRock, Inc 134,461,161
132,203 Blackstone Mortgage Trust, Inc 2,379,654
605,218 Blackstone, Inc 107,190,160
455,966 (a) Block, Inc 41,410,832
407,422 Blue Owl Capital, Inc 10,597,046
36,876 Bread Financial Holdings, Inc 2,335,357
33,250 Brightsphere Investment Group, Inc 828,590
72,747 BrightSpire Capital, Inc 409,566
148,330 Burford Capital Ltd 2,082,553
64,986 Cannae Holdings, Inc 1,284,123
42,561 (a) Cantaloupe, Inc 346,447
321,130 Capital One Financial Corp 65,417,392
194,801 Carlyle Group, Inc 10,940,024
10,688 Cass Information Systems, Inc 440,239
91,702 Cboe Global Markets, Inc 18,737,470
1,267,626 Charles Schwab Corp 104,858,023
96,369 Chimera Investment Corp 1,434,934
71,387 Claros Mortgage Trust, Inc 235,577
304,969 CME Group, Inc 72,131,268
22,619 Cohen & Steers, Inc 2,004,722
168,652 (a) Coinbase Global, Inc 49,133,387
46,488 Compass Diversified Trust 987,870
248,541 Corebridge Financial, Inc 8,390,744
57,486 (a) Corpay, Inc 21,872,848
5,387 (a) Credit Acceptance Corp 2,735,357
7,154 (a) Dave, Inc 685,496
2,620 Diamond Hill Investment Group, Inc 393,105

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
114,921 DigitalBridge Group, Inc $ 1,260,683
214,410 Discover Financial Services 43,115,707
21,354 (a) Donnelley Financial Solutions, Inc 1,417,265
19,484 Dynex Capital, Inc 258,553
155,234 Ellington Financial, Inc 1,949,739
33,565 Enact Holdings, Inc 1,133,826
19,960 (a) Encore Capital Group, Inc 988,020
28,542 (a) Enova International, Inc 3,205,837
277,040 Equitable Holdings, Inc 15,076,517
90,053 Essent Group Ltd 5,245,587
39,548 (a) Euronet Worldwide, Inc 3,895,478
31,406 Evercore Partners, Inc (Class A) 9,147,626
75,626 EVERTEC, Inc 2,455,576
31,691 Factset Research Systems, Inc 15,034,527
8,178 Federal Agricultural Mortgage Corp 1,617,445
475,693 Fidelity National Information Services, Inc 38,754,709
29,291 FirstCash Holdings, Inc 3,197,113
477,739 (a) Fiserv, Inc 103,210,734
80,416 (a) Flywire Corp 1,554,441
192,308 (a),(b) Forge Global Holdings, Inc 148,077
64,711 Franklin BSP Realty Trust, Inc 823,771
259,566 Franklin Resources, Inc 5,772,748
23,662 GCM Grosvenor, Inc 319,910
211,256 Global Payments, Inc 23,840,240
259,955 Goldman Sachs Group, Inc 166,475,182
40,822 Granite Point Mortgage Trust, Inc 115,934
39,301 (a) Green Dot Corp 348,600
32,522 Hamilton Lane, Inc 5,176,852
86,811 (b) Hannon Armstrong Sustainable Infrastructure Capital, Inc 2,431,576
41,860 Houlihan Lokey, Inc 7,606,799
14,780 (a) I3 Verticals, Inc 367,874
82,877 Interactive Brokers Group, Inc (Class A) 18,020,775
472,719 Intercontinental Exchange, Inc 75,554,678
23,706 (a) International Money Express, Inc 448,280
323,852 Invesco Ltd 6,227,674
31,093 Invesco Mortgage Capital, Inc 263,047
63,918 Jack Henry & Associates, Inc 11,127,485
65,488 Jackson Financial, Inc 6,171,589
106,680 Janus Henderson Group plc 4,793,132
164,215 Jefferies Financial Group, Inc 12,626,491
565,836 KKR & Co, Inc 94,534,221
38,895 KKR Real Estate Finance Trust, Inc 388,172
89,739 Ladder Capital Corp 1,005,974
75,192 Lazard, Inc 4,088,189
91,135 (a) LendingClub Corp 1,229,411
8,934 (a) LendingTree, Inc 401,405
64,166 LPL Financial Holdings, Inc 23,541,864
32,375 MarketAxess Holdings, Inc 7,142,896
420,596 (a) Marqeta, Inc 1,619,295
690,616 Mastercard, Inc (Class A) 383,588,845
13,914 Merchants Bancorp 583,414
119,851 MFA Financial, Inc 1,258,435
221,969 MGIC Investment Corp 5,669,088
44,818 Moelis & Co 3,508,801
7,165 (a) Moneylion, Inc 623,212
131,860 Moody's Corp 65,856,158
977,760 Morgan Stanley 135,351,317
23,298 Morningstar, Inc 7,656,655
50,731 (a) Mr Cooper Group, Inc 5,266,385
63,397 MSCI, Inc (Class A) 37,833,428
355,057 Nasdaq Stock Market, Inc 29,235,393
89,103 Navient Corp 1,218,038

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
55,688 (a) NCR Corp ATM $ 1,774,220
11,253 Nelnet, Inc (Class A) 1,239,743
27,715 (a) NerdWallet, Inc 395,770
74,821 New York Mortgage Trust, Inc 451,171
76,344 (a) NMI Holdings, Inc 2,948,405
180,907 Northern Trust Corp 20,314,047
82,312 OneMain Holdings, Inc 4,571,608
76,300 (a) Open Lending Corp 461,615
88,465 (b) OppFi, Inc 1,212,855
19,230 Orchid Island Capital, Inc 160,570
37,029 P10, Inc 505,816
169,691 (a) Pagseguro Digital Ltd 1,264,198
32,804 Patria Investments Ltd 390,040
312,241 (a) Payoneer Global, Inc 3,309,755
852,231 (a) PayPal Holdings, Inc 75,490,622
25,684 (a) Paysafe Ltd 498,270
24,785 PennyMac Financial Services, Inc 2,594,742
78,042 PennyMac Mortgage Investment Trust 1,061,371
25,308 Perella Weinberg Partners 653,453
13,027 Piper Jaffray Cos 4,131,383
18,416 (b) PJT Partners, Inc 3,038,088
34,184 (a) PRA Group, Inc 755,808
50,105 PROG Holdings, Inc 2,141,989
133,385 Radian Group, Inc 4,537,758
157,245 Raymond James Financial, Inc 26,492,638
47,942 Ready Capital Corp 318,814
89,598 Redwood Trust, Inc 586,867
5,861 Regional Management Corp 209,765
115,576 (a) Remitly Global, Inc 2,716,036
63,890 (a) Repay Holdings Corp 477,258
327,137 Rithm Capital Corp 3,765,347
568,310 (a) Robinhood Markets, Inc 29,523,704
99,543 (a) Rocket Cos, Inc 1,254,242
264,553 S&P Global, Inc 137,940,580
78,966 SEI Investments Co 6,836,876
1,995 (a) Sezzle, Inc 466,850
44,699 (a),(b) Shift4 Payments, Inc 5,357,175
216,148 SLM Corp 6,032,691
848,818 (a) SoFi Technologies, Inc 13,394,348
217,064 Starwood Property Trust, Inc 4,200,188
257,974 State Street Corp 26,215,318
59,162 StepStone Group, Inc 3,791,101
97,747 Stifel Financial Corp 11,323,990
240,260 (a) StoneCo Ltd 2,203,184
18,076 (a) StoneX Group, Inc 1,979,684
2,746 Sunrise Realty Trust, Inc 32,952
330,265 Synchrony Financial 22,781,680
191,988 T Rowe Price Group, Inc 22,447,237
371,998 (a) Toast, Inc 15,222,158
46,946 TPG RE Finance Trust, Inc 394,816
75,206 TPG, Inc 5,057,603
96,462 Tradeweb Markets, Inc 12,241,028
59,490 Two Harbors Investment Corp 758,497
62,035 (a) Upstart Holdings, Inc 4,016,456
73,381 UWM Holdings Corp 442,487
18,924 Victory Capital Holdings, Inc 1,252,390
80,736 Virtu Financial, Inc 3,234,284
5,596 Virtus Investment Partners, Inc 1,116,402
1,333,028 Visa, Inc (Class A) 455,628,970
82,007 Voya Financial, Inc 5,821,677
33,610 Walker & Dunlop, Inc 3,228,913
19,463 Waterstone Financial, Inc 267,422

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
306,452 Western Union Co $ 3,162,585
35,095 (a) WEX, Inc 6,453,620
100,313 WisdomTree, Inc 982,064
3,291 (a) World Acceptance Corp 464,558
332,466 XP, Inc 4,538,161
TOTAL FINANCIAL SERVICES 4,202,408,406
FOOD, BEVERAGE & TOBACCO - 2.1%
1,439,720 Altria Group, Inc 75,196,576
407,410 Archer-Daniels-Midland Co 20,871,614
56,824 B&G Foods, Inc (Class A) 368,220
66,503 (a),(b) Beyond Meat, Inc 263,352
9,546 (a) Boston Beer Co, Inc (Class A) 2,392,896
38,869 (a),(b) BRC, Inc 105,335
38,202 Brown-Forman Corp (Class A) 1,272,891
124,517 Brown-Forman Corp (Class B) 4,110,306
109,488 Bunge Global S.A. 8,335,321
14,278 Calavo Growers, Inc 326,823
29,761 Cal-Maine Foods, Inc 3,211,212
153,922 Campbell Soup Co 5,967,556
149,516 (a) Celsius Holdings, Inc 3,734,910
3,294,707 Coca-Cola Co 209,148,000
4,469 Coca-Cola Consolidated Inc 6,111,894
356,485 ConAgra Brands, Inc 9,229,397
139,974 Constellation Brands, Inc (Class A) 25,307,299
137,434 (a) Darling International, Inc 5,148,278
52,252 Dole plc 711,672
178,075 Flowers Foods, Inc 3,481,366
34,730 Fresh Del Monte Produce, Inc 1,058,918
37,631 (a) Freshpet, Inc 6,019,078
464,807 General Mills, Inc 27,953,493
68,087 (a) Hain Celestial Group, Inc 344,520
130,868 Hershey Co 19,532,049
263,487 Hormel Foods Corp 7,899,340
56,918 Ingredion, Inc 7,765,892
11,507 J&J Snack Foods Corp 1,579,106
82,697 J.M. Smucker Co 8,839,482
7,322 John B Sanfilippo & Son, Inc 529,674
230,014 Kellogg Co 18,799,044
913,996 Keurig Dr Pepper, Inc 29,339,272
701,029 Kraft Heinz Co 20,918,705
126,597 Lamb Weston Holdings, Inc 7,588,224
14,847 Lancaster Colony Corp 2,505,283
25,397 (b) Limoneira Co 585,655
217,351 McCormick & Co, Inc 16,786,018
12,426 (b) MGP Ingredients, Inc 448,951
27,002 (a) Mission Produce, Inc 321,054
153,679 Molson Coors Brewing Co (Class B) 8,413,925
1,130,484 Mondelez International, Inc 65,556,767
616,666 (a) Monster Beverage Corp 30,037,801
21,109 National Beverage Corp 887,633
1,159,209 PepsiCo, Inc 174,681,204
1,314,295 Philip Morris International, Inc 171,121,209
41,744 (a) Pilgrim's Pride Corp 1,942,766
43,090 (a) Post Holdings, Inc 4,574,434
118,935 Primo Brands Corp 3,849,926
234 Seaboard Corp 570,572
4,078 (a) Seneca Foods Corp 297,327
74,009 (a) Simply Good Foods Co 2,812,342
75,640 (a) SunOpta, Inc 554,441
45,643 (a) TreeHouse Foods, Inc 1,575,596
10,372 Turning Point Brands, Inc 661,111
240,203 Tyson Foods, Inc (Class A) 13,569,067

SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
10,338 Universal Corp $ 549,155
42,921 Utz Brands, Inc 573,425
27,741 (a) Vita Coco Co, Inc 1,038,623
27,103 (a) Vital Farms, Inc 1,189,144
34,783 (a),(b) Westrock Coffee Co 242,090
57,647 (b) WK Kellogg Co 956,364
TOTAL FOOD, BEVERAGE & TOBACCO 1,049,763,598
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
1,455,770 Abbott Laboratories 186,236,656
84,411 (a) Acadia Healthcare Co, Inc 3,807,780
85,064 (a) Accolade, Inc 586,091
100,756 (a) Accuray, Inc 224,686
55,713 (a) AdaptHealth Corp 602,815
23,591 (a) Addus HomeCare Corp 2,952,650
237,651 (a) agilon health, Inc 793,754
13,730 (a),(b) AirSculpt Technologies, Inc 65,767
60,084 (a) Align Technology, Inc 13,165,005
66,096 (a) Alignment Healthcare, Inc 1,017,217
80,196 (a) Alphatec Holdings, Inc 945,511
21,996 (a) Amedisys, Inc 2,034,630
138,264 AmerisourceBergen Corp 35,148,091
34,740 (a) AMN Healthcare Services, Inc 956,045
26,981 (a) Angiodynamics, Inc 307,853
31,254 (a) Apollo Medical Holdings, Inc 1,152,335
32,847 (a) AtriCure, Inc 1,309,610
35,972 (a) Avanos Medical, Inc 619,438
158,703 (a),(b) Aveanna Healthcare Holdings, Inc 730,034
27,811 (a) Axogen, Inc 506,438
419,525 Baxter International, Inc 13,659,734
245,256 Becton Dickinson & Co 60,725,386
129,422 (a) Bioventus, Inc 1,382,227
1,240,400 (a) Boston Scientific Corp 126,967,344
84,830 (a),(b) BrightSpring Health Services, Inc 2,001,988
182,415 (a) Brookdale Senior Living, Inc 844,581
202,917 Cardinal Health, Inc 25,092,716
15,535 (a) Castle Biosciences, Inc 439,174
437,382 (a) Centene Corp 28,005,569
101,278 (a) Certara, Inc 1,441,186
124,755 (a) Cerus Corp 233,292
13,534 Chemed Corp 7,606,108
235,861 Cigna Group 69,392,665
68,331 (b) Concentra Group Holdings Parent, Inc 1,592,796
22,557 (b) Conmed Corp 1,619,141
160,339 (a) Cooper Cos, Inc 15,480,730
22,341 (a) Corvel Corp 2,588,205
36,466 (a) Cross Country Healthcare, Inc 664,411
28,142 (a) CryoLife, Inc 871,276
26,756 (a),(b) CVRx, Inc 427,561
1,063,458 CVS Health Corp 60,064,108
45,269 (a) DaVita, Inc 7,976,398
19,366 (a) Definitive Healthcare Corp 94,119
193,911 Dentsply Sirona, Inc 3,831,681
335,844 (a) DexCom, Inc 29,161,335
62,348 (a) DocGo, Inc 304,882
106,732 (a) Doximity, Inc 6,307,861
501,513 (a) Edwards Lifesciences Corp 36,334,617
193,714 Elevance Health, Inc 76,652,630
55,794 Embecta Corp 1,000,386
89,300 Encompass Health Corp 8,864,811
36,675 (a) Enhabit, Inc 308,070
34,689 (a) Enovis Corp 1,629,689
45,165 Ensign Group, Inc 6,307,744

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
136,895 (a) Envista Holdings Corp $ 2,809,085
92,363 (a) Evolent Health, Inc 965,193
15,836 (a) Fulgent Genetics, Inc 263,511
381,004 GE HealthCare Technologies, Inc 33,642,653
9,849 (a) GeneDx Holdings Corp 737,198
43,328 (a) Glaukos Corp 6,778,232
93,228 (a) Globus Medical, Inc 8,644,100
100,347 (a) Guardant Health, Inc 4,714,302
41,751 (a) Haemonetics Corp 2,882,907
158,817 HCA, Inc 52,395,316
38,567 (a) Health Catalyst, Inc 217,132
76,826 (a) HealthEquity, Inc 8,483,127
19,996 HealthStream, Inc 652,869
122,435 (a) Henry Schein, Inc 9,794,800
156,782 (a) Hims & Hers Health, Inc 5,844,833
185,842 (a) Hologic, Inc 13,406,642
103,451 Humana, Inc 30,334,937
21,074 (a) ICU Medical, Inc 3,463,723
68,343 (a) IDEXX Laboratories, Inc 28,844,163
51,855 (a) Inari Medical, Inc 4,131,288
39,216 (a) InfuSystem Holdings, Inc 317,257
64,563 (a) Inmode Ltd 1,111,129
20,735 (a) Innovage Holding Corp 78,793
13,893 (a) Inogen, Inc 162,409
26,630 (a) Inspire Medical Systems, Inc 5,152,905
60,937 (a) Insulet Corp 16,963,642
29,128 (a) Integer Holdings Corp 4,142,584
24,026 (a) Integra LifeSciences Holdings Corp 627,079
297,196 (a) Intuitive Surgical, Inc 169,960,449
12,831 iRadimed Corp 759,724
24,799 (a) iRhythm Technologies, Inc 2,699,371
10,108 (a) Joint Corp 111,693
69,669 Labcorp Holdings, Inc 17,403,316
60,306 (a) Lantheus Holdings, Inc 5,578,908
16,045 LeMaitre Vascular, Inc 1,555,242
220,914 (a),(b) LifeMD, Inc 1,230,491
98,206 (a) LifeStance Health Group, Inc 782,702
48,529 (a) LivaNova plc 2,424,024
39,596 (a) Masimo Corp 6,898,811
109,504 McKesson Corp 65,127,504
1,083,659 Medtronic plc 98,417,910
43,480 (a) Merit Medical Systems, Inc 4,734,102
9,311 (a) ModivCare, Inc 37,244
46,555 (a) Molina Healthcare, Inc 14,451,138
32,656 (a),(b) Nano-X Imaging Ltd 237,736
9,670 National Healthcare Corp 992,819
13,196 National Research Corp 219,977
180,245 (a) Neogen Corp 2,065,608
100,310 (a) NeoGenomics, Inc 1,434,433
281,956 (a) Nevro Corp 1,429,517
91,637 (a) Novocure Ltd 2,246,939
36,495 (a) Omnicell, Inc 1,641,910
299,751 (a),(b) Opko Health, Inc 455,622
12,320 (a) OptimizeRx Corp 68,376
150,265 (a) Option Care Health, Inc 4,646,194
54,102 (a) OraSure Technologies, Inc 217,490
24,415 (a) Orthofix Medical, Inc 447,527
10,294 (a) OrthoPediatrics Corp 247,056
54,182 (a) Owens & Minor, Inc 771,552
36,067 (a) PACS Group, Inc 524,054
35,588 (a),(b) Paragon 28, Inc 463,356
65,175 Patterson Cos, Inc 2,017,166

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
61,546 (a) Pediatrix Medical Group, Inc $ 860,413
31,176 (a) Pennant Group, Inc 825,229
30,855 (a) Penumbra, Inc 8,237,359
34,961 (a) Phreesia, Inc 994,990
69,514 Premier, Inc 1,575,187
113,231 (a) Privia Health Group, Inc 2,587,328
31,282 (a) PROCEPT BioRobotics Corp 2,267,945
57,755 (a) Progyny, Inc 1,338,183
18,481 (a) Pulmonx Corp 104,972
21,810 (a),(b) Pulse Biosciences, Inc 456,483
89,263 Quest Diagnostics, Inc 14,558,795
46,743 (a) QuidelOrtho Corp 2,031,451
72,993 (a) Quipt Home Medical Corp 235,767
65,204 (a) RadNet, Inc 4,268,906
122,232 Resmed, Inc 28,868,754
24,262 (a) RxSight, Inc 821,754
46,518 (a),(b) Schrodinger, Inc 1,166,439
84,676 Select Medical Holdings Corp 1,665,577
15,510 (a),(b) Semler Scientific, Inc 805,900
23,620 (a) SI-BONE, Inc 395,871
17,254 Simulations Plus, Inc 592,157
121,718 (a) Solventum Corp 9,014,435
48,121 (a) STAAR Surgical Co 1,164,047
84,137 STERIS plc 18,564,829
304,767 Stryker Corp 119,252,279
61,036 (a) Surgery Partners, Inc 1,555,808
12,089 (a) SurModics, Inc 411,510
16,050 (a) Tactile Systems Technology, Inc 281,036
50,673 (a) Tandem Diabetes Care, Inc 1,877,941
124,576 (a) Teladoc Health, Inc 1,265,692
40,335 Teleflex, Inc 7,269,980
75,832 (a) Tenet Healthcare Corp 10,683,971
28,749 (a),(b) TransMedics Group, Inc 1,941,995
39,187 (a) Treace Medical Concepts, Inc 393,829
7,098 (a) UFP Technologies, Inc 1,949,537
777,063 UnitedHealth Group, Inc 421,548,907
50,337 Universal Health Services, Inc (Class B) 9,491,545
10,256 US Physical Therapy, Inc 909,810
1,493 Utah Medical Products, Inc 91,416
27,524 (a) Varex Imaging Corp 378,180
122,699 (a) Veeva Systems, Inc 28,620,769
43,337 (a) Viemed Healthcare, Inc 354,930
38,570 (a) Waystar Holding Corp 1,550,128
173,242 Zimmer Biomet Holdings, Inc 18,966,534
33,278 (a) Zimvie, Inc 460,568
18,221 (a),(b) Zynex, Inc 142,853
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,245,700,586
HOUSEHOLD & PERSONAL PRODUCTS - 1.1%
103,971 (a) BellRing Brands, Inc 8,042,157
8,367 (a) Central Garden & Pet Co 305,312
40,499 (a) Central Garden and Pet Co (Class A) 1,263,164
206,908 Church & Dwight Co, Inc 21,832,932
107,987 Clorox Co 17,135,377
683,736 Colgate-Palmolive Co 59,279,911
361,993 (a) Coty, Inc 2,653,409
41,696 Edgewell Personal Care Co 1,388,477
47,155 (a) elf Beauty, Inc 4,711,256
47,539 Energizer Holdings, Inc 1,615,851
203,943 Estee Lauder Cos (Class A) 17,014,965
79,731 (a) Herbalife Ltd 435,331
227,964 (a) Honest Co, Inc 1,461,249
13,468 Inter Parfums, Inc 1,899,258

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
1,616,687 Kenvue, Inc $ 34,419,266
280,759 Kimberly-Clark Corp 36,490,247
8,543 (a) Medifast, Inc 134,125
9,397 (a) Nature's Sunshine Products, Inc 130,712
89,497 Nu Skin Enterprises, Inc (Class A) 586,205
22,666 Oil-Dri Corp of America 952,425
96,295 (a) Olaplex Holdings, Inc 150,220
2,002,475 Procter & Gamble Co 332,390,825
32,816 Reynolds Consumer Products, Inc 906,050
32,523 Spectrum Brands Holdings, Inc 2,750,145
9,434 (a) USANA Health Sciences, Inc 307,266
10,397 WD-40 Co 2,442,775
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 550,698,910
INSURANCE - 2.2%
467,101 Aflac, Inc 50,157,305
222,629 Allstate Corp 42,818,236
53,101 (a) AMBAC Financial Group, Inc 617,565
55,017 American Financial Group, Inc 7,513,121
549,324 American International Group, Inc 40,463,206
14,885 Amerisafe, Inc 744,548
166,501 Aon plc 61,741,901
312,147 Arch Capital Group Ltd 29,051,521
43,360 Assurant, Inc 9,330,638
36,927 Assured Guaranty Ltd 3,493,294
52,429 Axis Capital Holdings Ltd 4,772,088
30,328 (a) Brighthouse Financial, Inc 1,871,541
202,799 Brown & Brown, Inc 21,224,943
68,812 (a) BRP Group, Inc 2,817,851
340,449 Chubb Ltd 92,561,274
129,513 Cincinnati Financial Corp 17,749,757
24,499 CNA Financial Corp 1,201,921
96,172 CNO Financial Group, Inc 3,841,110
545 Crawford & Co 6,545
20,967 Employers Holdings, Inc 1,030,738
13,794 (a) Enstar Group Ltd 4,510,500
34,250 Everest Re Group Ltd 11,902,217
15,656 F&G Annuities & Life, Inc 718,767
46,770 Fidelis Insurance Holdings Ltd 771,705
206,537 Fidelity National Financial, Inc 12,014,257
76,387 First American Financial Corp 4,829,186
206,726 Gallagher (Arthur J.) & Co 62,394,041
303,055 (a) Genworth Financial, Inc (Class A) 2,191,088
68,411 Globe Life, Inc 8,352,299
14,040 (b) Goosehead Insurance, Inc 1,504,667
24,981 (a) Greenlight Capital Re Ltd (Class A) 337,243
2,859 (a) Hamilton Insurance Group Ltd 54,693
29,706 Hanover Insurance Group, Inc 4,547,691
249,085 Hartford Financial Services Group, Inc 27,785,432
4,312 HCI Group, Inc 525,762
28,374 (a) Heritage Insurance Holdings, Inc 312,398
17,082 (a) Hippo Holdings, Inc 478,296
23,029 Horace Mann Educators Corp 889,610
738 Investors Title Co 166,308
36,673 James River Group Holdings Ltd 175,297
47,055 Kemper Corp 3,161,155
18,754 Kinsale Capital Group, Inc 8,288,143
44,494 (a),(b) Lemonade, Inc 1,478,981
125,671 Lincoln National Corp 4,418,592
155,695 Loews Corp 13,304,138
10,965 (a) Markel Corp 20,052,573
415,828 Marsh & McLennan Cos, Inc 90,184,777
53,327 (a),(b) MBIA, Inc 379,155

SHARES DESCRIPTION VALUE
INSURANCE (continued)
21,627 Mercury General Corp $ 1,077,890
500,409 Metlife, Inc 43,290,383
5,548 (a) NI Holdings, Inc 83,775
205,791 Old Republic International Corp 7,527,835
151,667 (a) Oscar Health, Inc 2,517,672
19,410 (a) Palomar Holdings, Inc 2,093,757
29,473 Primerica, Inc 8,552,180
202,011 Principal Financial Group 16,655,807
42,244 (a) ProAssurance Corp 631,970
495,327 Progressive Corp 122,068,386
315,043 Prudential Financial, Inc 38,044,593
57,218 Reinsurance Group of America, Inc (Class A) 13,037,693
45,821 RenaissanceRe Holdings Ltd 10,657,048
79,104 RLI Corp 5,802,278
7,371 (a) Root, Inc 718,672
75,489 Ryan Specialty Holdings, Inc 5,026,058
12,520 Safety Insurance Group, Inc 989,205
56,689 Selective Insurance Group, Inc 4,769,246
111,945 (a) Selectquote, Inc 482,483
86,670 (a) SiriusPoint Ltd 1,261,915
20,595 (a) Skyward Specialty Insurance Group, Inc 911,947
19,531 Stewart Information Services Corp 1,273,226
13,676 Tiptree, Inc 274,067
193,842 Travelers Cos, Inc 47,526,182
36,812 (a) Trupanion, Inc 1,746,361
12,454 United Fire Group, Inc 308,984
30,345 United Insurance Holdings Corp 369,905
21,860 Universal Insurance Holdings, Inc 422,772
150,445 Unum Group 11,471,431
260,343 W.R. Berkley Corp 15,315,979
2,176 White Mountains Insurance Group Ltd 4,205,033
87,416 Willis Towers Watson plc 28,809,254
TOTAL INSURANCE 1,076,662,061
MATERIALS - 2.3%
20,558 AdvanSix, Inc 643,054
185,690 Air Products & Chemicals, Inc 62,254,429
101,519 (b) Albemarle Corp 8,546,885
215,932 Alcoa Corp 7,626,718
90,078 (a) Allegheny Technologies, Inc 5,142,553
9,873 (a) Alpha Metallurgical Resources, Inc 1,808,437
1,206,110 Amcor plc 11,723,389
21,560 American Vanguard Corp 133,241
58,735 Aptargroup, Inc 9,230,205
895,747 (a) Arcadium Lithium plc 5,141,588
126,036 Ardagh Metal Packaging S.A. 349,120
42,481 Ashland, Inc 2,697,119
344,828 (a) ASP Isotopes, Inc 1,982,761
46,496 (a) Aspen Aerogels, Inc 543,538
69,345 Avery Dennison Corp 12,879,447
70,844 Avient Corp 3,039,208
172,888 (a) Axalta Coating Systems Ltd 6,213,595
32,189 Balchem Corp 5,148,952
261,774 Ball Corp 14,580,812
78,725 Berry Global Group, Inc 5,347,002
47,966 Cabot Corp 4,147,620
29,630 Caledonia Mining Corp plc 278,226
36,219 Carpenter Technology Corp 6,992,440
89,864 Celanese Corp (Series A) 6,383,939
44,567 (a) Century Aluminum Co 814,685
150,089 CF Industries Holdings, Inc 13,839,707
122,499 Chemours Co 2,326,256
12,528 (a) Clearwater Paper Corp 402,775

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
432,505 (a) Cleveland-Cliffs, Inc $ 4,428,851
305,162 (a) Coeur Mining, Inc 2,014,069
92,973 Commercial Metals Co 4,508,261
26,808 Compass Minerals International, Inc 312,581
1,229 (a) Constellium SE 12,204
588,646 Corteva, Inc 38,420,924
580,211 CRH plc 57,458,295
95,240 Crown Holdings, Inc 8,367,786
132,891 (a) Dakota Gold Corp 295,018
5,367 (a),(b) Danimer Scientific, Inc 8,721
619,413 Dow, Inc 24,188,078
351,356 DuPont de Nemours, Inc 26,984,141
30,583 Eagle Materials, Inc 7,851,879
100,895 Eastman Chemical Co 10,054,187
207,909 Ecolab, Inc 52,016,753
155,720 (a) Ecovyst, Inc 1,208,387
181,420 Element Solutions, Inc 4,682,450
109,761 FMC Corp 6,122,469
1,172,441 Freeport-McMoRan, Inc (Class B) 42,032,010
278,912 Graphic Packaging Holding Co 7,650,556
20,180 Greif, Inc (Class A) 1,235,420
5,616 Greif, Inc (Class B) 355,886
46,815 H.B. Fuller Co 2,955,431
14,458 Hawkins, Inc 1,545,705
557,591 Hecla Mining Co 3,167,117
158,395 Huntsman Corp 2,665,788
183,487 (a),(b) i-80 Gold Corp 103,909
29,963 (a) Ingevity Corp 1,358,822
19,888 Innospec, Inc 2,254,305
215,328 International Flavors & Fragrances, Inc 18,752,915
442,325 (b) International Paper Co 24,606,540
7,140 (a) Intrepid Potash, Inc 187,711
37,532 (a),(b) Ivanhoe Electric, Inc 222,189
11,630 Kaiser Aluminum Corp 814,100
49,319 (a) Knife River Corp 5,108,462
14,468 Koppers Holdings, Inc 430,568
29,170 Kronos Worldwide, Inc 279,740
405,438 (a) Linde plc 180,874,001
53,366 Louisiana-Pacific Corp 6,242,221
91,950 (a) LSB Industries, Inc 776,058
205,096 LyondellBasell Industries NV 15,525,767
51,592 Martin Marietta Materials, Inc 28,072,239
17,661 Materion Corp 1,783,761
35,506 (a) Metals Acquisition Ltd 366,422
28,271 Minerals Technologies, Inc 2,168,103
299,071 Mosaic Co 8,341,090
100,937 (a),(b) MP Materials Corp 2,216,576
25,893 Myers Industries, Inc 311,752
5,385 NewMarket Corp 2,681,838
949,554 Newmont Goldcorp Corp 40,564,947
175,621 (a) Novagold Resources, Inc 549,694
209,389 Nucor Corp 26,891,829
123,701 (a) O-I Glass, Inc 1,476,990
111,865 Olin Corp 3,276,526
12,612 Olympic Steel, Inc 434,736
41,831 Orion S.A. 583,542
72,509 Packaging Corp of America 15,419,764
29,712 Pactiv Evergreen, Inc 527,091
94,769 (a) Perimeter Solutions, Inc 1,184,612
44,120 (a),(b) Piedmont Lithium, Inc 363,990
199,043 PPG Industries, Inc 22,965,581
98,667 (a),(b) PureCycle Technologies, Inc 918,590

SHARES DESCRIPTION VALUE
MATERIALS (continued)
10,040 Quaker Chemical Corp $ 1,417,447
18,601 Ramaco Resources, Inc 176,151
256 Ramaco Resources, Inc 2,255
26,216 (a) Ranpak Holdings Corp 191,901
45,189 (a) Rayonier Advanced Materials, Inc 361,512
49,028 Reliance Steel & Aluminum Co 14,193,606
55,206 Royal Gold, Inc 7,718,903
104,570 RPM International, Inc 13,238,562
19,086 Ryerson Holding Corp 426,763
19,139 Schnitzer Steel Industries, Inc (Class A) 229,859
43,911 Schweitzer-Mauduit International, Inc 419,350
33,395 Scotts Miracle-Gro Co (Class A) 2,369,709
97,268 Sealed Air Corp 3,387,844
45,956 Sensient Technologies Corp 3,470,138
195,890 Sherwin-Williams Co 70,159,962
84,315 Silgan Holdings, Inc 4,639,011
424,323 Smurfit WestRock plc 22,527,308
57,909 Sonoco Products Co 2,758,785
82,185 Southern Copper Corp 7,529,790
135,267 SSR Mining, Inc 1,086,194
131,754 Steel Dynamics, Inc 16,890,863
25,522 Stepan Co 1,617,840
89,404 (a) Summit Materials, Inc 4,676,723
62,507 SunCoke Energy, Inc 586,941
27,538 Sylvamo Corp 2,205,794
33,322 (a),(b) TimkenSteel Corp 497,831
19,788 (a) Tredegar Corp 155,336
32,674 Trimas Corp 793,978
75,937 Tronox Holdings plc 779,873
4,035 United States Lime & Minerals, Inc 446,190
182,234 United States Steel Corp 6,715,323
6,593 (b) Valhi, Inc 137,596
108,920 Vulcan Materials Co 29,860,418
50,615 Warrior Met Coal, Inc 2,670,954
24,539 Westlake Chemical Corp 2,804,071
25,062 Worthington Steel, Inc 728,051
TOTAL MATERIALS 1,157,270,481
MEDIA & ENTERTAINMENT - 8.4%
80,989 (a) Advantage Solutions, Inc 213,811
4,102,788 Alphabet, Inc 843,533,213
4,969,122 Alphabet, Inc (Class A) 1,013,800,270
229,588 (a) AMC Entertainment Holdings, Inc 714,019
23,685 (a) AMC Networks, Inc 228,087
36,516 (a) Atlanta Braves Holdings, Inc 1,414,995
6,134 (a),(b) Atlanta Braves Holdings, Inc 261,860
12,671 (a) Boston Omaha Corp 184,236
116,459 (a) Bumble, Inc 944,482
4,644 Cable One, Inc 1,411,822
32,779 (a),(b) Cardlytics, Inc 100,304
72,900 (a) Cargurus, Inc 2,857,680
50,674 (a) Cars.com, Inc 908,078
77,925 (a) Charter Communications, Inc 26,922,308
82,557 (a),(b) Cinemark Holdings, Inc 2,363,607
499,375 (a) Clear Channel Outdoor Holdings, Inc 679,150
3,228,863 Comcast Corp (Class A) 108,683,529
455 (a) Daily Journal Corp 186,595
122,900 (a),(b) EchoStar Corp (Class A) 3,399,414
218,211 Electronic Arts, Inc 26,820,314
40,007 Entravision Communications Corp (Class A) 86,015
54,751 (a) Eventbrite, Inc 173,561
14,208 (a) EverQuote, Inc 287,002
198,256 Fox Corp (Class A) 10,146,742

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
116,246 Fox Corp (Class B) $ 5,649,556
245,139 (a) fuboTV, Inc 990,362
99,963 (a) Gannett Co, Inc 451,833
72,633 Gray Television, Inc 271,647
57,550 (a) IAC, Inc 2,436,091
21,682 (a),(b) Ibotta, Inc 1,571,945
37,647 (a) IMAX Corp 886,587
25,095 (a) Integral Ad Science Holding Corp 263,748
340,395 Interpublic Group of Cos, Inc 9,759,125
20,762 John Wiley & Sons, Inc (Class A) 849,789
100,537 (a) Liberty Broadband Corp 7,707,166
18,787 (a) Liberty Broadband Corp (Class A) 1,428,376
18,107 (a) Liberty Media Corp-Liberty Formula One (Class A) 1,593,778
172,671 (a) Liberty Media Corp-Liberty Formula One (Class C) 16,524,615
20,078 (a) Liberty Media Corp-Liberty Live (Class A) 1,445,014
42,962 (a) Liberty Media Corp-Liberty Live (Class C) 3,161,574
44,591 (a),(b) Lions Gate Entertainment Corp (Class A) 350,039
114,064 (a) Lions Gate Entertainment Corp (Class B) 800,729
128,178 (a) Live Nation, Inc 18,544,793
35,049 (a) Madison Square Garden Entertainment Corp 1,273,681
18,866 (a) Madison Square Garden Sports Corp 4,148,067
93,497 (a) Magnite, Inc 1,608,148
24,627 Marcus Corp 495,495
234,733 Match Group, Inc 8,379,968
12,782 (a) MediaAlpha, Inc 145,587
1,852,343 Meta Platforms, Inc 1,276,597,749
361,480 (a) Netflix, Inc 353,079,205
153,857 New York Times Co (Class A) 8,354,435
293,922 News Corp (Class A) 8,265,087
95,168 News Corp (Class B) 3,012,067
29,527 Nexstar Media Group, Inc 4,524,127
129,946 (a) Nextdoor Holdings, Inc 340,458
172,073 Omnicom Group, Inc 14,934,216
5,903 Paramount Global (Class A) 134,647
484,703 Paramount Global (Class B) 5,273,569
498,660 (a) Pinterest, Inc 16,435,834
61,226 (a) Playstudios, Inc 107,145
37,469 Playtika Holding Corp 268,653
32,246 (a) PubMatic, Inc 487,559
41,070 (a) QuinStreet, Inc 971,716
436,347 (a) ROBLOX Corp 31,011,181
112,502 (a) Roku, Inc 9,310,666
22,422 Scholastic Corp 435,211
17,136 Shutterstock, Inc 505,855
37,146 Sinclair, Inc 544,189
193,291 (b) Sirius XM Holdings, Inc 4,640,917
19,376 (a),(b) Sphere Entertainment Co 902,922
124,168 (a) Spotify Technology S.A. 68,112,356
46,094 (a) Stagwell, Inc 287,627
144,314 (a) Take-Two Interactive Software, Inc 26,771,690
19,150 (a) TechTarget, Inc 326,124
120,593 TEGNA, Inc 2,197,204
19,655 (a) Thryv Holdings, Inc 344,159
62,451 (a) TKO Group Holdings, Inc 9,693,020
117,635 (a) TripAdvisor, Inc 2,065,671
85,679 (a) TrueCar, Inc 294,736
83,114 (a) Trump Media & Technology Group Corp 2,648,012
106,282 (a) Vimeo, Inc 713,152
1,533,248 Walt Disney Co 173,349,019
2,032,240 (a) Warner Bros Discovery, Inc 21,216,586
39,638 (a) WideOpenWest, Inc 169,254
56,188 (a) Yelp, Inc 2,244,149

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
39,402 (a) Ziff Davis, Inc $ 2,123,374
61,686 (a) ZipRecruiter, Inc 424,400
267,681 (a) ZoomInfo Technologies, Inc 2,754,437
TOTAL MEDIA & ENTERTAINMENT 4,192,931,185
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.1%
83,340 (a) 10X Genomics, Inc 1,250,100
16,011 (a),(b) 2seventy bio, Inc 42,589
30,824 (a) 4D Molecular Therapeutics, Inc 172,614
53,283 (a) 89bio, Inc 511,517
1,500,613 AbbVie, Inc 275,962,731
348,028 (a),(b) Absci Corp 1,291,184
88,298 (a) Acadia Pharmaceuticals, Inc 1,647,641
60,846 (a) ACELYRIN, Inc 119,867
50,315 (a),(b) Actinium Pharmaceuticals, Inc 58,365
118,561 (a) Adaptive Biotechnologies Corp 918,848
178,196 (a) ADMA Biologics, Inc 2,877,865
23,668 (a),(b) Aerovate Therapeutics, Inc 62,010
244,845 Agilent Technologies, Inc 37,098,914
42,139 (a) Agios Pharmaceuticals, Inc 1,449,160
55,427 (a) Akero Therapeutics, Inc 2,997,492
7,279 (a),(b) Akoya Biosciences, Inc 21,255
40,430 (a) Aldeyra Therapeutics, Inc 211,853
42,029 (a) Alector, Inc 69,768
130,128 (a) Alkermes plc 4,102,936
49,804 (a),(b) Allogene Therapeutics, Inc 89,647
109,962 (a) Alnylam Pharmaceuticals, Inc 29,833,790
98,040 (a),(b) Altimmune, Inc 650,986
111,691 (a),(b) Alto Neuroscience, Inc 479,154
56,031 (a),(b) ALX Oncology Holdings, Inc 81,805
449,214 Amgen, Inc 128,214,660
265,666 (a) Amicus Therapeutics, Inc 2,545,080
258,046 (a) Amneal Pharmaceuticals, Inc 2,131,460
28,740 (a) Amphastar Pharmaceuticals, Inc 1,002,164
15,332 (a) AnaptysBio, Inc 274,903
45,302 (a),(b) Anavex Life Sciences Corp 419,950
16,713 (a) ANI Pharmaceuticals, Inc 980,050
10,900 (a) Anika Therapeutics, Inc 185,954
117,303 (a) Annexon, Inc 450,444
89,116 (a) Apellis Pharmaceuticals, Inc 2,585,255
37,983 (a) Apogee Therapeutics, Inc 1,570,977
78,794 (a),(b) Applied Therapeutics, Inc 46,213
100,801 (a),(b) Aquestive Therapeutics, Inc 304,419
62,957 (a) Arbutus Biopharma Corp 209,647
35,592 (a) Arcellx, Inc 2,424,883
18,624 (a),(b) Arcturus Therapeutics Holdings, Inc 316,049
33,215 (a) Arcus Biosciences, Inc 428,473
72,609 (a) Arcutis Biotherapeutics, Inc 961,343
185,422 (a) Ardelyx, Inc 993,862
112,071 (a) Arrowhead Pharmaceuticals, Inc 2,227,971
63,898 (a),(b) ARS Pharmaceuticals, Inc 831,952
53,603 (a) Arvinas, Inc 943,949
40,817 (a) Astria Therapeutics, Inc 320,822
146,157 (a) Atea Pharmaceuticals, Inc 447,240
21,983 (a) Aura Biosciences, Inc 172,567
103,661 (a) Aurinia Pharmaceuticals, Inc 824,105
74,237 (a) Avadel Pharmaceuticals plc 586,472
568,078 (a) Avantor, Inc 12,656,778
45,157 (a) Avid Bioservices, Inc 563,559
84,974 (a) Avidity Biosciences, Inc 2,798,194
24,845 (a),(b) Avita Medical, Inc 226,089
34,184 (a) Axsome Therapeutics, Inc 3,639,229
49,100 (a) Beam Therapeutics, Inc 1,272,672

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
132,467 (a) BioCryst Pharmaceuticals, Inc $ 1,046,489
115,999 (a) Biogen, Inc 16,695,736
61,978 (a) Biohaven Ltd 2,370,658
17,772 (a) BioLife Solutions, Inc 485,264
147,043 (a) BioMarin Pharmaceutical, Inc 9,316,644
16,998 (a),(b) Biomea Fusion, Inc 71,052
18,401 (a) Bio-Rad Laboratories, Inc (Class A) 6,640,553
129,981 Bio-Techne Corp 9,560,103
55,914 (a) Blueprint Medicines Corp 6,292,002
111,829 (a) Bridgebio Pharma, Inc 3,825,670
1,720,090 Bristol-Myers Squibb Co 101,399,305
56,174 (a) Brooks Automation, Inc 3,036,205
88,086 Bruker BioSciences Corp 5,122,201
72,831 (a),(b) C4 Therapeutics, Inc 252,724
351,330 (a),(b) Cabaletta Bio, Inc 839,679
39,266 (a),(b) Candel Therapeutics, Inc 277,611
116,280 (a),(b) Capricor Therapeutics, Inc 1,748,851
36,257 (a) CareDx, Inc 844,788
17,292 (a),(b) Cargo Therapeutics, Inc 62,251
134,961 (a),(b) Caribou Biosciences, Inc 192,994
31,847 (a),(b) Cassava Sciences, Inc 75,796
77,118 (a) Catalyst Pharmaceuticals, Inc 1,739,782
18,197 (a),(b) Celcuity, Inc 217,454
50,208 (a) Celldex Therapeutics, Inc 1,229,594
32,063 (a) Century Therapeutics, Inc 26,314
60,381 (a) CG oncology, Inc 1,815,657
42,197 (a) Charles River Laboratories International, Inc 6,952,378
62,303 (a),(c) Chinook Therapeutics, Inc 24,298
179,971 (a) Codexis, Inc 754,078
87,080 (a) Cogent Biosciences, Inc 810,715
27,222 (a) Collegium Pharmaceutical, Inc 874,371
119,048 (a),(b) Compass Therapeutics, Inc 383,335
8,797 (a),(b) Corbus Pharmaceuticals Holdings, Inc 86,123
72,910 (a) Corcept Therapeutics, Inc 4,879,137
72,860 (a),(b) CorMedix, Inc 748,272
73,540 (a) Crinetics Pharmaceuticals, Inc 2,963,662
29,602 (a) CryoPort, Inc 223,199
110,231 (a) Cullinan Oncology, Inc 1,164,039
93,386 (a) Cytek Biosciences, Inc 480,938
92,031 (a) Cytokinetics, Inc 4,551,853
545,545 Danaher Corp 121,514,693
53,454 (a),(b) Day One Biopharmaceuticals, Inc 661,226
101,941 (a) Denali Therapeutics, Inc 2,375,225
90,410 (a) Design Therapeutics, Inc 438,488
15,369 (a) Disc Medicine, Inc 857,590
103,603 (a) Dynavax Technologies Corp 1,352,019
70,121 (a) Dyne Therapeutics, Inc 997,121
75,000 (a) Edgewise Therapeutics, Inc 2,101,500
76,006 (a) Editas Medicine, Inc 99,568
406,143 (a) Elanco Animal Health, Inc 4,885,900
676,376 Eli Lilly & Co 548,595,046
16,480 (a) Enanta Pharmaceuticals, Inc 84,213
19,880 (a),(b) Enliven Therapeutics, Inc 434,577
20,959 (a) Entrada Therapeutics, Inc 281,689
194,484 (a) Erasca, Inc 367,575
165,874 (a),(b) Esperion Thereapeutics, Inc 296,914
21,778 (a) Evolus, Inc 304,239
155,554 (a) Exact Sciences Corp 8,718,802
229,736 (a) Exelixis, Inc 7,615,748
23,505 (a),(b) EyePoint Pharmaceuticals, Inc 179,813
127,905 (a) Fate Therapeutics, Inc 166,276
232,051 (a) Fluidigm Corp 359,679

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
14,252 (a) Foghorn Therapeutics, Inc $ 59,716
75,830 (a) Fortrea Holdings, Inc 1,274,702
56,383 (a),(b) Fulcrum Therapeutics, Inc 223,277
75,916 (a) Generation Bio Co 58,918
423,644 (a) Geron Corp 1,215,858
1,061,253 Gilead Sciences, Inc 103,153,792
22,781 (a),(b) GRAIL, Inc 689,809
104,921 (a) Halozyme Therapeutics, Inc 5,942,725
22,623 (a) Harmony Biosciences Holdings, Inc 877,094
21,426 (a) Harrow Health, Inc 658,207
67,454 (a) Harvard Bioscience, Inc 115,346
135,329 (a),(b) Heron Therapeutics, Inc 230,059
79,316 (a),(b) Humacyte, Inc 363,267
57,537 (a) Ideaya Biosciences, Inc 1,401,026
21,368 (a) IGM Biosciences, Inc 32,266
136,690 (a) Illumina, Inc 18,144,231
114,982 (a),(b) ImmunityBio, Inc 396,688
43,493 (a) Immunome, Inc 479,728
37,763 (a) Immunovant, Inc 820,968
145,350 (a) Incyte Corp 10,779,156
5,064 (a) Inhibrx Biosciences, Inc 68,769
20,258 (a),(c) Inhibrx, Inc 13,117
49,340 (a) Innoviva, Inc 919,698
69,687 (a),(b) Inozyme Pharma, Inc 100,349
149,798 (a) Insmed, Inc 11,471,531
86,438 (a) Intellia Therapeutics, Inc 892,040
83,591 (a) Intra-Cellular Therapies, Inc 10,622,744
127,693 (a) Ionis Pharmaceuticals, Inc 4,073,407
387,960 (a) Iovance Biotherapeutics, Inc 2,269,566
156,420 (a) IQVIA Holdings, Inc 31,496,731
115,967 (a) Ironwood Pharmaceuticals, Inc 271,363
14,777 (a) iTeos Therapeutics, Inc 111,419
22,962 (a) Janux Therapeutics, Inc 998,388
62,736 (a),(b) Jasper Therapeutics, Inc 380,180
53,458 (a) Jazz Pharmaceuticals plc 6,648,571
2,047,560 Johnson & Johnson 311,536,254
16,585 (a) KalVista Pharmaceuticals, Inc 147,772
31,056 (a) Keros Therapeutics, Inc 354,038
21,130 (a) Kiniksa Pharmaceuticals Ltd 414,148
75,293 (a) Kodiak Sciences, Inc 481,875
19,582 (a) Krystal Biotech, Inc 3,128,029
46,117 (a) Kura Oncology, Inc 364,785
35,001 (a) Kymera Therapeutics, Inc 1,385,690
36,605 (a) Larimar Therapeutics, Inc 140,563
942,643 (a),(b) Lexicon Pharmaceuticals, Inc 712,827
10,998 (a) Ligand Pharmaceuticals, Inc (Class B) 1,281,817
270,271 (a),(b) Lineage Cell Therapeutics, Inc 162,352
61,737 (a),(b) Liquidia Corp 878,518
256,359 (a) Lyell Immunopharma, Inc 151,329
79,601 (a) MacroGenics, Inc 238,803
14,540 (a) Madrigal Pharmaceuticals, Inc 4,867,992
20,258 (a),(b) Magenta Therapeutics, Inc 448,715
180,755 (a) MannKind Corp 1,046,571
84,535 (a) Maravai LifeSciences Holdings, Inc 416,758
68,933 (a) MaxCyte, Inc 310,888
21,610 (a) Medpace Holdings, Inc 7,545,131
76,280 (a) MeiraGTx Holdings plc 479,801
2,138,453 Merck & Co, Inc 211,321,925
3,546 Mesa Laboratories, Inc 488,249
17,434 (a) Mettler-Toledo International, Inc 23,787,647
81,129 (a) MiMedx Group, Inc 705,822
62,350 (a),(b) Mind Medicine MindMed, Inc 423,356

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
20,639 (a) Mineralys Therapeutics, Inc $ 212,582
29,905 (a) Mirum Pharmaceuticals, Inc 1,461,756
279,847 (a) Moderna, Inc 11,031,569
31,239 (a),(b) Monte Rosa Therapeutics, Inc 208,052
63,827 (a) Myriad Genetics, Inc 808,688
94,979 (a) Natera, Inc 16,803,685
96,721 (a) Nautilus Biotechnology, Inc 165,393
64,965 (a) Neumora Therapeutics, Inc 125,382
81,997 (a) Neurocrine Biosciences, Inc 12,448,785
8,702 (a),(b) Neurogene, Inc 137,927
34,251 (a),(b) Nkarta, Inc 80,147
116,572 (a),(b) Novavax, Inc 1,013,011
49,240 (a) Nurix Therapeutics, Inc 970,520
24,935 (a) Nuvalent, Inc 2,139,672
159,982 (a) Nuvation Bio, Inc 369,558
230,126 (a) Ocugen, Inc 167,394
151,573 (a) Ocular Therapeutix, Inc 1,167,112
47,004 (a) Olema Pharmaceuticals, Inc 287,194
4,311 (a),(c) OmniAb Operations, Inc 43
4,311 (a),(c) OmniAb Operations, Inc 43
53,864 (a) OmniAb, Inc 173,442
64,901 (a) Organogenesis Holdings, Inc 238,836
199,536 Organon & Co 3,104,780
61,634 (a) ORIC Pharmaceuticals, Inc 642,226
32,703 (a) Pacira BioSciences, Inc 861,070
107,305 PerkinElmer, Inc 13,534,380
129,804 Perrigo Co plc 3,233,418
39,666 (a) Perspective Therapeutics, Inc 140,814
4,770,163 Pfizer, Inc 126,504,723
53,110 (a),(b) Phathom Pharmaceuticals, Inc 318,129
15,122 Phibro Animal Health Corp 329,811
47,531 (a) Pliant Therapeutics, Inc 510,958
14,495 (a) Praxis Precision Medicines, Inc 1,109,592
293,619 (a),(b) Precigen, Inc 396,386
38,952 (a) Prestige Consumer Healthcare, Inc. 2,990,345
286,875 (a),(b) Prime Medicine, Inc 803,250
53,801 (a) ProKidney Corp 88,772
46,443 (a) Protagonist Therapeutics, Inc 1,755,545
31,004 (a) Prothena Corp plc 441,187
76,549 (a) PTC Therapeutics, Inc 3,512,068
31,800 (a),(b) Q32 Bio, Inc 96,354
172,603 QIAGEN NV 7,704,976
22,482 (a) Quanterix Corp 206,610
104,376 (a),(b) Quantum-Si, Inc 206,664
29,554 (a) RAPT Therapeutics, Inc 33,692
414,288 (a),(b) Recursion Pharmaceuticals, Inc 2,999,445
88,722 (a) Regeneron Pharmaceuticals, Inc 59,708,132
27,410 (a) REGENXBIO, Inc 221,199
100,692 (a) Relay Therapeutics, Inc 450,093
50,015 (a) Repligen Corp 8,312,993
36,059 (a) Replimune Group, Inc 504,105
121,229 (a) Revance Therapeutics, Inc 440,061
162,015 (a) REVOLUTION Medicines, Inc 6,958,544
44,362 (a) Rhythm Pharmaceuticals, Inc 2,636,434
53,934 (a) Rocket Pharmaceuticals, Inc 579,251
317,271 (a) Roivant Sciences Ltd 3,531,226
337,995 Royalty Pharma plc 10,673,882
38,930 (a) Sage Therapeutics, Inc 282,242
102,323 (a),(b) Sana Biotechnology, Inc 329,480
77,287 (a) Sarepta Therapeutics, Inc 8,789,078
82,656 (a) Savara, Inc 223,171
75,236 (a) Scholar Rock Holding Corp 3,038,030

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
36,497 (a),(b) scPharmaceuticals, Inc $ 121,170
11,020 (a),(b) Selecta Biosciences, Inc 212,796
46,544 SIGA Technologies, Inc 278,333
17,492 (a) Soleno Therapeutics, Inc 878,623
60,297 (a),(b),(c) Sorrento Therapeutics, Inc 24,290
163,438 (a) Sotera Health Co 2,240,735
49,435 (a) SpringWorks Therapeutics, Inc 1,853,813
28,421 (a),(b) Spyre Therapeutics, Inc 653,399
42,067 (a) Stoke Therapeutics, Inc 482,929
85,601 (a),(b) Summit Therapeutics, Inc 1,840,422
34,780 (a) Supernus Pharmaceuticals, Inc 1,334,509
105,693 (a) Sutro Biopharma, Inc 202,931
61,495 (a) Syndax Pharmaceuticals, Inc 871,384
54,251 (a) Tango Therapeutics, Inc 161,668
25,050 (a) Tarsus Pharmaceuticals, Inc 1,346,688
224,793 (a),(b) Taysha Gene Therapies, Inc 337,190
69,998 (a),(b) Tenaya Therapeutics, Inc 74,198
63,815 (a) Terns Pharmaceuticals, Inc 284,615
119,821 (a),(b) TG Therapeutics, Inc 3,798,326
38,181 (a) Theravance Biopharma, Inc 358,138
322,405 Thermo Fisher Scientific, Inc 192,717,589
20,447 (a) Tourmaline Bio, Inc 328,379
129,734 (a) Travere Therapeutics, Inc 2,654,358
53,575 (a) Twist Bioscience Corp 2,805,723
15,113 (a),(b) Tyra Biosciences, Inc 218,534
63,606 (a) Ultragenyx Pharmaceutical, Inc 2,736,966
38,931 (a) United Therapeutics Corp 13,671,399
34,218 (a),(b) UroGen Pharma Ltd 376,740
42,360 (a) Vanda Pharmaceuticals, Inc 186,808
108,155 (a) Vaxcyte, Inc 9,552,250
40,027 (a) Ventyx Biosciences, Inc 80,454
36,394 (a) Vera Therapeutics, Inc 1,356,768
49,459 (a) Veracyte, Inc 2,249,395
34,319 (a) Vericel Corp 2,009,034
217,173 (a) Vertex Pharmaceuticals, Inc 100,264,431
127,825 (a) Verve Therapeutics, Inc 972,748
942,743 Viatris, Inc 10,634,141
85,347 (a) Viking Therapeutics, Inc 2,795,114
56,000 (a) Vir Biotechnology, Inc 582,400
69,084 (a) Viridian Therapeutics, Inc 1,338,848
28,592 (a) Voyager Therapeutics, Inc 155,826
49,469 (a) Waters Corp 20,553,380
95,239 (a) WaVe Life Sciences Ltd 1,101,915
59,829 West Pharmaceutical Services, Inc 20,434,595
42,278 (a) Xencor, Inc 772,842
159,431 (a) Xeris Biopharma Holdings, Inc 567,574
41,080 (a) Y-mAbs Therapeutics, Inc 245,248
373,735 (a) Zentalis Pharmaceuticals, Inc 650,299
64,413 (a),(b) Zevra Therapeutics, Inc 504,998
386,718 Zoetis, Inc 66,090,106
47,733 (a) Zymeworks, Inc 696,902
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 3,033,681,341
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.2%
95,865 (a) Anywhere Real Estate, Inc 346,073
257,550 (a) CBRE Group, Inc 37,277,787
296,863 (a) Compass, Inc 2,152,257
338,649 (a) CoStar Group, Inc 25,940,513
170,824 (a) Cushman & Wakefield plc 2,355,663
52,530 (b) eXp World Holdings, Inc 597,791
23,024 (a) Forestar Group, Inc 549,353
12,216 (a) FRP Holdings, Inc 373,077
32,582 (a) Howard Hughes Holdings, Inc 2,488,287

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
44,481 (a) Jones Lang LaSalle, Inc $ 12,579,227
159,327 Kennedy-Wilson Holdings, Inc 1,441,909
20,898 Marcus & Millichap, Inc 797,468
137,987 Newmark Group, Inc 1,949,756
563,538 (a),(b) Opendoor Technologies, Inc 777,682
22,322 (a) Re/Max Holdings, Inc 222,773
84,085 (a) Real Brokerage, Inc 430,515
111,352 (a) Redfin Corp 890,816
11,719 RMR Group, Inc 218,794
3,620 (a) Seaport Entertainment Group, Inc 96,328
37,446 St. Joe Co 1,801,153
23,298 (a) Tejon Ranch Co 377,894
44,172 (a) Zillow Group, Inc (Class A) 3,498,422
136,927 (a) Zillow Group, Inc (Class C) 11,258,138
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 108,421,676
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.2%
37,003 (a) ACM Research, Inc 760,412
1,356,517 (a) Advanced Micro Devices, Inc 157,288,146
22,266 (a),(b) Aehr Test Systems 252,274
67,906 (a) Allegro MicroSystems, Inc 1,635,856
15,596 (a) Alpha & Omega Semiconductor Ltd 599,198
29,077 (a) Ambarella, Inc 2,230,787
99,807 Amkor Technology, Inc 2,456,250
421,364 Analog Devices, Inc 89,282,818
695,008 Applied Materials, Inc 125,344,693
88,938 (a) Astera Labs, Inc 9,020,092
27,218 (a) Axcelis Technologies, Inc 1,850,824
3,842,803 Broadcom, Inc 850,297,020
17,022 (a) Ceva, Inc 548,279
47,822 (a) Cirrus Logic, Inc 4,803,242
44,780 (a) Cohu, Inc 1,025,910
122,566 (a) Credo Technology Group Holding Ltd 8,582,071
41,045 (a) Diodes, Inc 2,420,834
112,336 (a) Enphase Energy, Inc 6,996,286
128,417 Entegris, Inc 13,039,462
90,890 (a) First Solar, Inc 15,225,893
63,486 (a) Formfactor, Inc 2,542,614
69,190 (a),(b) GLOBALFOUNDRIES, Inc 2,869,309
20,679 (a) Ichor Holdings Ltd 567,845
20,869 (a) Impinj, Inc 2,648,067
120,636 (a),(b) indie Semiconductor, Inc 494,608
3,606,477 Intel Corp 70,073,848
114,499 KLA Corp 84,527,742
47,086 Kulicke & Soffa Industries, Inc 2,088,264
1,092,191 Lam Research Corp 88,522,081
116,584 (a) Lattice Semiconductor Corp 6,647,620
42,484 (a) MACOM Technology Solutions Holdings, Inc 5,618,509
715,225 Marvell Technology, Inc 80,720,294
86,600 (a) MaxLinear, Inc 1,546,676
465,089 Microchip Technology, Inc 25,254,333
931,093 Micron Technology, Inc 84,952,925
53,916 MKS Instruments, Inc 6,107,604
38,567 Monolithic Power Systems, Inc 24,581,449
89,644 (a),(b) Navitas Semiconductor Corp 271,621
4,291 NVE Corp 307,493
19,783,940 Nvidia Corp 2,375,457,676
354,254 (a) ON Semiconductor Corp 18,541,654
41,398 (a) Onto Innovation, Inc 8,476,654
36,332 (a) PDF Solutions, Inc 1,012,210
49,870 (a) Photronics, Inc 1,146,511
46,429 Power Integrations, Inc 2,893,455
84,782 (a) Qorvo, Inc 7,035,210

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
945,639 QUALCOMM, Inc $ 163,529,352
95,117 (a) Rambus, Inc 5,861,110
200,804 (a),(b) Rigetti Computing, Inc 2,644,589
72,170 (a) Semtech Corp 4,832,503
28,202 (a),(b) Silicon Laboratories, Inc 3,823,909
17,175 (a) SiTime Corp 3,507,135
3,754 (a) SkyWater Technology, Inc 38,779
146,579 Skyworks Solutions, Inc 13,010,352
35,747 (a) SMART Global Holdings, Inc 724,949
30,232 (a) Synaptics, Inc 2,566,697
134,686 Teradyne, Inc 15,595,292
768,802 Texas Instruments, Inc 141,928,537
31,853 (a) Ultra Clean Holdings 1,174,420
41,731 Universal Display Corp 6,256,312
37,057 (a) Veeco Instruments, Inc 940,507
136,460 (a),(b) Wolfspeed, Inc 836,500
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4,565,837,562
SOFTWARE & SERVICES - 11.5%
78,314 (a) 8x8, Inc 219,279
60,250 A10 Networks, Inc 1,181,502
529,071 Accenture plc 203,665,881
97,431 (a) ACI Worldwide, Inc 5,217,430
76,196 Adeia, Inc 979,119
374,925 (a) Adobe, Inc 164,010,941
16,094 (a) Agilysys, Inc 1,452,001
131,419 (a) Akamai Technologies, Inc 13,128,758
39,936 (a) Alarm.com Holdings, Inc 2,422,917
31,790 (a) Alkami Technology, Inc 1,105,974
41,477 (a) Altair Engineering, Inc 4,576,987
111,518 Amdocs Ltd 9,834,772
26,922 American Software, Inc (Class A) 380,139
43,168 (a) Amplitude, Inc 525,786
73,626 (a) Ansys, Inc 25,805,913
18,081 (a) Appfolio, Inc 4,229,327
29,215 (a) Appian Corp 1,025,154
135,700 (a),(b) Applied Digital Corp 966,184
223,760 (a) AppLovin Corp 82,699,458
67,566 (a) Asana, Inc 1,441,858
42,312 (a) ASGN, Inc 3,732,342
24,132 (a) Aspentech Corp 6,359,989
137,207 (a) Atlassian Corp Ltd 42,092,363
64,021 (a) AudioEye, Inc 1,212,558
779,327 (a) Aurora Innovation, Inc 5,299,424
180,961 (a) Autodesk, Inc 56,340,398
162,461 (a) AvePoint, Inc 3,051,018
142,771 Bentley Systems, Inc 6,645,990
154,441 (a),(b) BigBear.ai Holdings, Inc 654,830
34,963 (a) BigCommerce Holdings, Inc 212,925
88,953 (a) BILL Holdings, Inc 8,607,982
103,897 (a),(b) Bit Digital, Inc 327,276
41,875 (a) Blackbaud, Inc 3,230,656
44,539 (a) BlackLine, Inc 2,843,815
202,594 (a) Blend Labs, Inc 779,987
143,236 (a) Box, Inc 4,782,650
51,645 (a) Braze, Inc 2,374,637
78,127 (a) C3.ai, Inc 2,449,281
229,293 (a) Cadence Design Systems, Inc 68,242,183
431,978 (a) CCC Intelligent Solutions Holdings, Inc 4,799,276
27,699 (a),(b) Cerence, Inc 345,130
134,681 (a),(b) Cipher Mining, Inc 771,722
187,899 (a),(b) Cleanspark, Inc 1,961,666
70,549 Clear Secure, Inc 1,669,895

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
160,583 (a) Clearwater Analytics Holdings, Inc $ 4,522,017
255,977 (a) Cloudflare, Inc 35,427,217
422,083 Cognizant Technology Solutions Corp (Class A) 34,868,277
37,055 (a) Commvault Systems, Inc 5,901,379
200,074 (a) Confluent, Inc 5,938,196
10,805 (a) Consensus Cloud Solutions, Inc 305,998
142,805 (a) Core Scientific, Inc 1,752,217
23,147 (a) Couchbase, Inc 410,628
194,396 (a) Crowdstrike Holdings, Inc 77,383,216
9,431 (a) CS Disco, Inc 47,532
253,496 (a) Datadog, Inc 36,176,414
9,840 (a),(b) Digimarc Corp 360,833
86,742 (a),(b) Digital Turbine, Inc 227,264
58,947 (a) DigitalOcean Holdings, Inc 2,445,122
162,482 (a) DocuSign, Inc 15,716,884
50,425 Dolby Laboratories, Inc (Class A) 4,222,085
20,233 (a) Domo, Inc 171,374
129,394 (a) DoubleVerify Holdings, Inc 2,666,810
231,906 (a) Dropbox, Inc 7,455,778
250,706 (a),(b) D-Wave Quantum, Inc 1,489,194
178,283 (a) DXC Technology Co 3,872,307
236,794 (a) Dynatrace, Inc 13,674,853
147,811 (a) E2open Parent Holdings, Inc 388,743
16,495 (a) eGain Corp 100,619
80,289 (a) Elastic NV 9,038,936
15,834 (a) Enfusion, Inc 176,707
48,388 (a) EPAM Systems, Inc 12,288,616
11,244 (a) EverCommerce, Inc 114,014
19,842 (a) Fair Isaac Corp 37,175,178
136,530 (a) Fastly, Inc 1,429,469
57,264 (a) Five9, Inc 2,347,251
538,603 (a) Fortinet, Inc 54,334,271
158,570 (a) Freshworks, Inc 2,949,402
62,758 (a) Gartner, Inc 34,066,925
452,063 Gen Digital, Inc 12,165,015
98,530 (a) Gitlab, Inc 7,169,043
35,199 (a) Globant S.A. 7,508,651
119,168 (a) GoDaddy, Inc 25,341,075
32,650 (a) Grid Dynamics Holdings, Inc 737,563
65,057 (a) Guidewire Software, Inc 13,744,592
37,219 Hackett Group, Inc 1,149,323
154,767 (a) HashiCorp, Inc 5,293,031
40,628 (a) HubSpot, Inc 31,670,745
67,082 (a) Hut 8 Corp 1,455,009
42,116 (a) Informatica, Inc 1,081,539
40,197 (a) Intapp, Inc 2,865,644
24,224 InterDigital, Inc 4,432,508
778,063 International Business Machines Corp 198,950,709
230,129 Intuit, Inc 138,424,895
51,838 (a) Jamf Holding Corp 783,272
182,043 (a) Kyndryl Holdings, Inc 6,910,352
48,520 (a) LiveRamp Holdings, Inc 1,649,680
51,627 (a) Manhattan Associates, Inc 10,768,876
232,215 (a),(b) Marathon Digital Holdings, Inc 4,258,823
273,528 (a) Matterport, Inc 1,425,081
28,276 (a) MeridianLink, Inc 544,313
6,289,863 Microsoft Corp 2,610,670,537
137,681 (a),(b) MicroStrategy, Inc (Class A) 46,094,222
31,026 (a) Mitek Systems, Inc 316,465
59,634 (a) MongoDB, Inc 16,299,165
52,627 (a) N-able, Inc 509,956
58,836 (a) nCino OpCo, Inc 2,001,012

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
111,377 (a) NCR Corp $ 1,368,823
66,024 (a) NextNav, Inc 820,678
223,451 (a) Nutanix, Inc 15,365,608
133,403 (a) Okta, Inc 12,569,231
69,602 (a) Olo, Inc 513,663
19,455 (a) ON24, Inc 134,045
117,586 OneSpan, Inc 2,262,355
22,121 (a) Ooma, Inc 317,879
1,323,637 Oracle Corp 225,097,708
34,330 (a),(b) Pagaya Technologies Ltd 318,582
65,121 (a) PagerDuty, Inc 1,206,041
1,700,805 (a) Palantir Technologies, Inc 140,299,404
546,874 (a) Palo Alto Networks, Inc 100,854,503
30,445 Pegasystems, Inc 3,296,889
83,015 (a) Procore Technologies, Inc 6,604,673
35,100 Progress Software Corp 2,012,283
29,988 (a) PROS Holdings, Inc 708,317
100,282 (a) PTC, Inc 19,402,561
47,344 (a) Q2 Holdings, Inc 4,505,728
33,850 (a) Qualys, Inc 4,719,028
45,920 (a) Rapid7, Inc 1,768,838
10,928 Red Violet, Inc 397,779
38,512 (a) Rimini Street, Inc 110,915
61,567 (a) RingCentral, Inc 2,143,763
226,783 (a),(b) Riot Platforms, Inc 2,694,182
87,157 Roper Industries, Inc 50,171,927
783,958 Salesforce, Inc 267,878,449
37,443 Sapiens International Corp NV 1,024,440
27,043 (a) SEMrush Holdings, Inc 471,630
217,032 (a) SentinelOne, Inc 5,197,916
174,129 (a) ServiceNow, Inc 177,329,491
266,438 (a) Snowflake, Inc 48,361,161
26,865 SolarWinds Corp 399,751
316,929 (a),(b) SoundHound AI, Inc 4,484,545
6,623 (a) SoundThinking, Inc 88,417
69,477 (a) Sprinklr, Inc 619,040
56,116 (a) Sprout Social, Inc 1,833,310
35,737 (a) SPS Commerce, Inc 6,599,909
127,184 (a) Synopsys, Inc 66,832,648
110,077 (a) Tenable Holdings, Inc 4,743,218
85,041 (a) Teradata Corp 2,713,658
190,744 (a),(b) Terawulf, Inc 909,849
369,951 (a) Trade Desk, Inc 43,905,785
7,399 (a),(b) Tucows, Inc 112,835
137,857 (a) Twilio, Inc 20,207,079
34,904 (a) Tyler Technologies, Inc 20,999,643
350,023 (a) UiPath, Inc 4,977,327
46,333 (a) Unisys Corp 308,578
249,899 (a) Unity Software, Inc 5,547,758
82,772 (a) Varonis Systems, Inc 3,754,538
55,349 (a) Verint Systems, Inc 1,404,758
79,527 (a) VeriSign, Inc 17,098,305
41,020 (a) Vertex, Inc 2,368,905
8,056 (a) Viant Technology, Inc 178,279
47,115 (a) Weave Communications, Inc 768,917
178,366 (a) Workday, Inc 46,742,594
49,334 (a) Workiva, Inc 4,845,585
30,478 (a) Xperi, Inc 274,912
82,017 (a) Yext, Inc 539,672
117,965 (a) Zeta Global Holdings Corp 2,164,658
224,197 (a) Zoom Video Communications, Inc 19,491,687
75,557 (a) Zscaler, Inc 15,307,093

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
82,293 (a) Zuora, Inc $ 821,284
TOTAL SOFTWARE & SERVICES 5,718,297,222
TECHNOLOGY HARDWARE & EQUIPMENT - 7.6%
63,108 (a),(b) 908 Devices, Inc 157,770
83,498 (a) ADTRAN Holdings, Inc 865,874
28,385 Advanced Energy Industries, Inc 3,266,546
15,785 (a),(b) Aeva Technologies, Inc 66,928
992,490 Amphenol Corp (Class A) 70,248,442
12,102,753 Apple, Inc 2,856,249,708
33,035 (a),(b) Applied Optoelectronics, Inc 922,337
863,564 (a) Arista Networks, Inc 99,508,480
59,735 (a) Arlo Technologies, Inc 699,497
53,673 (a) Arrow Electronics, Inc 6,255,588
7,088 (a) Aviat Networks, Inc 135,026
95,338 Avnet, Inc 4,925,161
22,552 Badger Meter, Inc 4,824,098
8,535 Bel Fuse, Inc (Class B) 692,188
32,324 Belden CDT, Inc 3,764,776
27,743 Benchmark Electronics, Inc 1,183,516
57,397 (a) Calix, Inc 2,277,513
116,387 CDW Corp 23,177,307
116,615 (a) Ciena Corp 10,161,831
3,376,301 Cisco Systems, Inc 204,603,841
7,427 (a) Clearfield, Inc 271,011
151,819 Cognex Corp 6,057,578
105,999 (a) Coherent Corp 9,591,850
300,471 (a) CommScope Holding Co, Inc 1,517,379
639,799 Corning, Inc 33,320,732
19,293 (a) Corsair Gaming, Inc 176,724
15,693 (a) CPI Card Group, Inc 451,488
38,580 Crane NXT Co 2,467,963
23,784 CTS Corp 1,215,125
60,151 (a) Daktronics, Inc 987,078
230,103 Dell Technologies, Inc 23,838,671
18,799 (a) Diebold Nixdorf, Inc 813,809
23,627 (a) Digi International, Inc 738,344
41,555 (a) Eastman Kodak Co 307,091
19,554 (a) ePlus, Inc 1,562,365
85,848 (a),(b) Evolv Technologies Holdings, Inc 344,250
109,491 (a) Extreme Networks, Inc 1,731,053
50,344 (a) F5 Networks, Inc 14,965,257
26,748 (a) Fabrinet 5,783,185
14,036 (a) FARO Technologies, Inc 445,222
89,756 (a) Harmonic, Inc 1,012,448
1,132,379 Hewlett Packard Enterprise Co 23,995,111
846,925 HP, Inc 27,525,062
25,842 (b) Immersion Corp 216,298
130,507 (a),(b) Infinera Corp 863,956
19,721 (a) Insight Enterprises, Inc 3,406,803
178,382 (a),(b) IonQ, Inc 7,044,305
27,126 (a) IPG Photonics Corp 1,989,150
32,976 (a) Itron, Inc 3,540,303
94,781 Jabil Inc 15,393,382
278,626 Juniper Networks, Inc 9,712,902
151,172 (a) Keysight Technologies, Inc 26,961,526
14,309 (a) Kimball Electronics, Inc 260,138
61,140 (a) Knowles Corp 1,157,380
86,567 (a),(b) Lightwave Logic, Inc 155,821
22,984 Littelfuse, Inc 5,478,466
55,921 (a) Lumentum Holdings, Inc 4,756,640
28,648 Methode Electronics, Inc 324,295
128,338 (a),(b) MicroVision, Inc 204,057

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
165,626 (a) Mirion Technologies, Inc $ 2,623,516
138,682 Motorola Solutions, Inc 65,076,529
28,037 Napco Security Technologies, Inc 1,028,958
178,329 NetApp, Inc 21,773,971
23,717 (a) Netgear, Inc 655,775
52,942 (a) Netscout Systems, Inc 1,262,137
31,027 (a) nLight, Inc 346,572
28,759 (a) Novanta, Inc 4,304,072
12,545 (a) OSI Systems, Inc 2,464,340
36,044 (a) Ouster, Inc 358,998
24,291 (a) PAR Technology Corp 1,763,284
8,785 PC Connection, Inc 652,023
21,803 (a) Plexus Corp 3,089,703
77,555 (a) Powerfleet, Inc 458,350
252,114 (a) Pure Storage, Inc 17,090,808
56,145 (a) Ribbon Communications, Inc 230,195
15,589 (a) Rogers Corp 1,450,556
46,609 (a) Sanmina Corp 3,902,572
19,158 (a) Scansource, Inc 801,762
92,045 (a) SmartRent, Inc 135,306
432,367 (a),(b) Super Micro Computer, Inc 12,331,107
65,252 TD SYNNEX Corp 9,299,063
40,888 (a) Teledyne Technologies, Inc 20,907,261
203,044 (a) Trimble Inc 15,220,178
74,357 (a) TTM Technologies, Inc 1,828,439
10,648 (a) Turtle Beach Corp 189,002
5,384 Ubiquiti, Inc 2,172,659
114,475 (a) Viasat, Inc 1,101,250
187,869 (a) Viavi Solutions, Inc 2,261,943
109,481 Vishay Intertechnology, Inc 1,853,513
9,120 (a) Vishay Precision Group, Inc 212,496
125,877 Vontier Corp 4,852,558
269,993 (a) Western Digital Corp 17,584,644
99,358 Xerox Holdings Corp 848,517
44,239 (a) Zebra Technologies Corp (Class A) 17,339,034
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 3,772,041,736
TELECOMMUNICATION SERVICES - 0.8%
8,133 (a) Anterix, Inc 232,360
96,703 (a),(b) AST SpaceMobile, Inc 1,957,269
6,068,565 AT&T, Inc 144,007,047
5,649 ATN International, Inc 87,842
32,094 (a) Bandwidth, Inc 570,310
49,425 Cogent Communications Group, Inc 3,723,679
224,654 (a) Frontier Communications Parent, Inc 8,033,627
79,189 (a),(c) GCI Liberty, Inc 792
522,135 (a) Globalstar, Inc 798,867
43,200 (a),(b) Gogo, Inc 364,608
14,644 IDT Corp 690,904
117,764 Iridium Communications, Inc 3,385,715
107,737 (a) Liberty Global Ltd 1,240,053
114,238 (a) Liberty Global Ltd 1,340,012
26,275 (a) Liberty Latin America Ltd (Class A) 162,379
114,989 (a) Liberty Latin America Ltd (Class C) 704,883
871,056 (a) Lumen Technologies, Inc 4,303,017
37,330 Shenandoah Telecom Co 403,164
30,098 Spok Holdings, Inc 483,976
88,529 Telephone and Data Systems, Inc 3,129,500
401,182 T-Mobile US, Inc 93,463,370
3,572,147 Verizon Communications, Inc 140,706,870
TOTAL TELECOMMUNICATION SERVICES 409,790,244
TRANSPORTATION - 1.5%
43,466 (a) Air Transport Services Group, Inc 965,814

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
114,348 (a) Alaska Air Group, Inc $ 8,375,991
17,676 Allegiant Travel Co 1,810,553
7,165 (a),(b) Amerco, Inc 522,114
554,601 (a) American Airlines Group, Inc 9,383,849
19,290 ArcBest Corp 1,844,317
12,151 (a),(b) Avis Budget Group, Inc 1,089,945
55,909 (a) Blade Air Mobility, Inc 215,250
97,913 CH Robinson Worldwide, Inc 9,741,364
46,970 Costamare, Inc 547,670
29,780 Covenant Logistics Group, Inc 825,204
1,643,348 CSX Corp 54,016,849
537,948 Delta Air Lines, Inc 36,187,762
111,960 Expeditors International Washington, Inc 12,716,417
189,956 FedEx Corp 50,313,646
43,168 (b) Forward Air Corp 1,392,168
26,026 (a),(b) Frontier Group Holdings, Inc 219,399
119,048 FTAI Infrastructure, Inc 835,717
22,919 Genco Shipping & Trading Ltd 331,409
94,540 Golden Ocean Group Ltd 874,495
109,335 (a) GXO Logistics, Inc 4,969,276
62,367 Heartland Express, Inc 713,478
123,606 (a),(b) Hertz Global Holdings, Inc 510,493
74,214 Hub Group, Inc (Class A) 3,310,686
70,991 JB Hunt Transport Services, Inc 12,155,079
302,364 (a) JetBlue Airways Corp 1,989,555
289,689 (a),(b) Joby Aviation, Inc 2,392,831
47,100 (a) Kirby Corp 5,140,965
139,041 Knight-Swift Transportation Holdings, Inc 7,937,851
29,754 Landstar System, Inc 4,899,294
278,864 (a) Lyft, Inc (Class A) 3,775,819
46,584 Marten Transport Ltd 717,394
32,216 Matson, Inc 4,569,840
190,229 Norfolk Southern Corp 48,565,464
165,114 Old Dominion Freight Line 30,646,809
5,088 (a) PAM Transportation Services, Inc 81,459
57,721 Pangaea Logistics Solutions Ltd 303,035
25,749 (a) Radiant Logistics, Inc 180,758
79,951 (a) RXO, Inc 2,050,743
34,098 Ryder System, Inc 5,435,562
34,465 Safe Bulkers, Inc 122,351
22,323 (a) Saia, Inc 10,717,495
55,591 Schneider National, Inc 1,653,832
39,832 (a) Skywest, Inc 4,816,485
474,306 Southwest Airlines Co 14,565,937
23,522 (a) Sun Country Airlines Holdings, Inc 398,933
1,720,287 (a) Uber Technologies, Inc 115,001,186
89,807 U-Haul Holding Co 5,814,105
511,986 Union Pacific Corp 126,865,011
279,728 (a) United Airlines Holdings, Inc 29,606,411
613,605 United Parcel Service, Inc (Class B) 70,092,099
7,105 Universal Truckload Services, Inc 314,183
46,797 Werner Enterprises, Inc 1,689,372
95,602 (a) XPO, Inc 12,779,119
TOTAL TRANSPORTATION 726,992,843
UTILITIES - 2.2%
574,379 AES Corp 6,318,169
48,801 Allete, Inc 3,202,322
210,876 Alliant Energy Corp 12,416,379
94,553 (a),(b) Altus Power, Inc 381,049
213,873 Ameren Corp 20,146,837
452,073 American Electric Power Co, Inc 44,465,900
38,997 American States Water Co 2,905,276

SHARES DESCRIPTION VALUE
UTILITIES (continued)
168,424 American Water Works Co, Inc $ 20,992,367
136,509 Atmos Energy Corp 19,453,898
78,484 Avista Corp 2,874,084
63,248 Black Hills Corp 3,714,555
103,955 (b) Brookfield Infrastructure Corp 4,337,003
96,740 (b) Brookfield Renewable Corp 2,581,991
97,088 (a),(b) Cadiz, Inc 479,615
56,549 California Water Service Group 2,561,104
521,719 Centerpoint Energy, Inc 16,992,388
22,717 Chesapeake Utilities Corp 2,777,153
25,714 Clearway Energy, Inc (Class A) 630,764
90,403 Clearway Energy, Inc (Class C) 2,344,150
241,570 CMS Energy Corp 15,943,620
287,634 Consolidated Edison, Inc 26,962,811
17,051 Consolidated Water Co, Inc 446,395
267,916 Constellation Energy Corp 80,369,442
699,577 Dominion Energy, Inc 38,889,485
180,750 DTE Energy Co 21,668,310
653,390 Duke Energy Corp 73,173,146
326,308 Edison International 17,620,632
358,832 Entergy Corp 29,094,099
196,369 Essential Utilities, Inc 6,967,172
187,796 Evergy, Inc 12,050,869
294,143 Eversource Energy 16,966,168
807,576 Exelon Corp 32,303,040
469,514 FirstEnergy Corp 18,686,657
28,389 Genie Energy Ltd 406,814
5,833 Global Water Resources, Inc 67,080
237,487 (a) Hawaiian Electric Industries, Inc 2,170,631
52,830 Idacorp, Inc 5,808,130
197,279 MDU Resources Group, Inc 3,515,512
43,887 MGE Energy, Inc 3,943,247
13,108 Middlesex Water Co 663,789
49,852 (a) Montauk Renewables, Inc 208,381
70,183 National Fuel Gas Co 4,914,915
77,422 New Jersey Resources Corp 3,712,385
1,723,209 NextEra Energy, Inc 123,312,836
359,796 NiSource, Inc 13,420,391
43,547 Northwest Natural Holding Co 1,738,396
58,124 NorthWestern Corp 3,133,465
175,442 NRG Energy, Inc 17,972,278
193,006 OGE Energy Corp 8,150,643
41,420 ONE Gas, Inc 2,925,909
43,542 Ormat Technologies, Inc 2,793,219
34,114 Otter Tail Corp 2,628,143
1,730,815 PG&E Corp 27,087,255
99,417 Pinnacle West Capital Corp 8,645,302
84,693 PNM Resources, Inc 4,094,907
53,593 Portland General Electric Co 2,204,816
645,366 PPL Corp 21,684,298
422,306 Public Service Enterprise Group, Inc 35,279,443
16,040 (a) Pure Cycle Corp 188,470
14,140 (b) RGC Resources, Inc 300,758
542,010 Sempra Energy 44,948,889
15,830 SJW Corp 795,141
937,084 Southern Co 78,668,202
47,865 Southwest Gas Holdings Inc 3,574,558
53,812 Spire, Inc 3,818,500
167,494 UGI Corp 5,147,091
17,356 Unitil Corp 929,761
289,920 Vistra Corp 48,715,258
266,837 WEC Energy Group, Inc 26,486,241

Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UTILITIES (continued)
489,952 Xcel Energy, Inc $ 32,924,774
20,767 York Water Co 642,323
TOTAL UTILITIES 1,108,339,001
TOTAL COMMON STOCKS
(Cost $18,731,303,081) 49,323,754,590
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
50,751 (c) AstraZeneca plc 02/20/29 15,733
27,694 (c) Chinook Therapeutics, Inc 01/02/30 277
330,579 (b),(c) Selecta Biosciences, Inc 03/20/24 59,504
4,598 (c) Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 75,790
TOTAL RIGHTS/WARRANTS
(Cost $68,015) 75,790
TOTAL LONG-TERM INVESTMENTS
(Cost $18,731,371,096) 49,323,830,380
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
108,717,174 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (g) 108,717,174
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $108,717,174) 108,717,174
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.2%
GOVERNMENT AGENCY DEBT - 0.2%
$ 2,500,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 02/11/25 2,496,788
501,000 Federal Home Loan Bank Discount Notes 0 .000 02/05/25 500,708
25,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 24,857,083
17,500,000 Federal Home Loan Bank Discount Notes 0 .000 04/23/25 17,332,583
10,550,000 Freddie Mac Discount Notes 0 .000 02/06/25 10,542,606
31,685,000 Tennessee Valley Authority Discount Notes 0 .000 02/05/25 31,666,495
TOTAL GOVERNMENT AGENCY DEBT 87,396,263
REPURCHASE AGREEMENT - 0.4%
200,000,000 (h) Fixed Income Clearing Corporation 4 .340 02/03/25 200,000,000
16,199,000 (i) Fixed Income Clearing Corporation 4 .340 02/03/25 16,199,000
TOTAL REPURCHASE AGREEMENT 216,199,000
TREASURY DEBT - 0.6%
35,000,000 United States Treasury Bill 0 .000 02/04/25 34,995,907
25,000,000 United States Treasury Bill 0 .000 02/06/25 24,991,229
45,000,000 United States Treasury Bill 0 .000 02/18/25 44,920,359
30,000,000 United States Treasury Bill 0 .000 02/20/25 29,939,809
30,000,000 United States Treasury Bill 0 .000 02/25/25 29,922,108
25,000,000 United States Treasury Bill 0 .000 02/27/25 24,929,417
50,000,000 United States Treasury Bill 0 .000 03/06/25 49,817,229
40,000,000 United States Treasury Bill 0 .000 03/13/25 39,820,640
25,000,000 United States Treasury Bill 0 .000 04/17/25 24,787,971
TOTAL TREASURY DEBT 304,124,669
TOTAL SHORT-TERM INVESTMENTS
(Cost $607,651,334) 607,719,932
TOTAL INVESTMENTS - 100.4%
(Cost $19,447,739,604) 50,040,267,486
OTHER ASSETS & LIABILITIES, NET - (0.4)% (218,918,367)
NET ASSETS - 100.0% $ 49,821,349,119
REIT Real Estate Investment Trust

Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $195,913,187.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) When-issued or delayed delivery security.
(e) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $200,072,333 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
4.500% and maturity date 3/31/26, valued at $204,000,000.
(i) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $16,204,859 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 6/15/27, valued at $16,523,033.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 1,569 03/21/25  $ 467,640,448 $ 475,975,763 $ 8,335,315
Fund Level 1 Level 2 Level 3 Total
Equity Index
Long-Term Investments
:
Common stocks $49,322,519,514 $— $1,235,076 $49,323,754,590
Rights/Warrants — — 75,790 75,790
Investments purchased with collateral from securities lending 108,717,174 — — 108,717,174
Short-Term Investments
:
Government agency debt — 87,396,263 — 87,396,263
Repurchase agreement — 216,199,000 — 216,199,000
Treasury debt — 304,124,669 — 304,124,669
Investments in Derivatives
:
Futures contracts* 8,335,315 — — 8,335,315
Total $49,439,572,003 $607,719,932 $1,310,866 $50,048,602,801
1 1 1 1 1

Equity Index

Portfolio of Investments January 31, 2025
(continued)
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments January 31, 2025
Large Cap Growth Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 3.7%
1,476,341 (a) Tesla, Inc $ 597,327,569
TOTAL AUTOMOBILES & COMPONENTS 597,327,569
BANKS - 0.1%
1,702,270 (a) NU Holdings Ltd 22,538,055
3,952 Popular, Inc 406,819
TOTAL BANKS 22,944,874
CAPITAL GOODS - 1.8%
55,323 3M Co 8,420,161
32,759 Aaon, Inc 3,812,492
13,548 Advanced Drainage Systems, Inc 1,638,089
4,849 Armstrong World Industries, Inc 732,248
38,226 (a) Axon Enterprise, Inc 24,930,233
54,215 (a) AZEK Co, Inc 2,777,434
61,641 (a) Boeing Co 10,880,869
5,876 (a) Builders FirstSource, Inc 982,937
8,046 BWX Technologies, Inc 908,635
3,456 Carlisle Cos, Inc 1,345,974
37,078 Caterpillar, Inc 13,772,252
18,907 Comfort Systems USA, Inc 8,257,632
68,671 (a) Core & Main, Inc 3,875,791
9,879 EMCOR Group, Inc 4,426,385
253,101 Fastenal Co 18,537,117
7,736 Ferguson Enterprises, Inc 1,401,144
15,520 (a) Generac Holdings, Inc 2,317,602
121,928 General Electric Co 24,820,883
23,713 HEICO Corp 5,665,984
43,697 HEICO Corp (Class A) 8,316,850
54,371 Honeywell International, Inc 12,163,880
13,300 Howmet Aerospace, Inc 1,683,514
57,879 Illinois Tool Works, Inc 14,999,922
17,245 Lennox International, Inc 10,216,283
8,283 Lincoln Electric Holdings, Inc 1,646,495
14,615 (a) Loar Holdings, Inc 1,161,600
35,708 Lockheed Martin Corp 16,531,019
23,915 Quanta Services, Inc 7,356,493
5,673 Rockwell Automation, Inc 1,579,533
2,143 Simpson Manufacturing Co, Inc 360,024
10,134 (a) SiteOne Landscape Supply, Inc 1,442,068
1,067 (a) Spirit Aerosystems Holdings, Inc (Class A) 36,289
11,985 (a) Standardaero, Inc 321,677
41,529 Trane Technologies plc 15,064,645
5,918 TransDigm Group, Inc 8,009,066
54,693 (a) Trex Co, Inc 3,983,291
8,652 United Rentals, Inc 6,558,735
189,589 Vertiv Holdings Co 22,185,705
19,953 W.W. Grainger, Inc 21,203,455
24,117 (a) WillScot Mobile Mini Holdings Corp 893,776
TOTAL CAPITAL GOODS 295,218,182
COMMERCIAL & PROFESSIONAL SERVICES - 1.6%
201,695 Automatic Data Processing, Inc 61,115,602
68,889 Booz Allen Hamilton Holding Corp 8,886,681
57,522 Broadridge Financial Solutions, Inc 13,702,891
6,171 (a) Ceridian HCM Holding, Inc 436,537
172,882 Cintas Corp 34,674,943
432,280 (a) Copart, Inc 25,041,980
13,285 Equifax, Inc 3,650,452
6,158 KBR, Inc 335,118
62,125 Paychex, Inc 9,173,999

Large Cap Growth Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
17,258 Paycom Software, Inc $ 3,582,070
12,365 (a) Paycor HCM, Inc 273,637
22,376 (a) Paylocity Holding Corp 4,598,716
150,336 Rollins, Inc 7,441,632
33,715 Tetra Tech, Inc 1,240,712
5,951 TransUnion 590,637
59,798 Veralto Corp 6,182,515
74,925 Verisk Analytics, Inc 21,536,442
213,752 Waste Management, Inc 47,081,016
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 249,545,580
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 9.7%
4,986,134 (a) Amazon.com, Inc 1,185,104,329
8,148 (a) Autozone, Inc 27,297,511
34,566 (a) Burlington Stores, Inc 9,814,324
3,724 (a) Carmax, Inc 318,923
18,508 (a) Carvana Co 4,580,360
621,819 (a) Coupang, Inc 14,618,965
2,165 Dick's Sporting Goods, Inc 519,708
40,820 (a) Etsy, Inc 2,241,426
18,661 (a) Five Below, Inc 1,750,029
20,613 (a) Floor & Decor Holdings, Inc 2,063,361
420,397 Home Depot, Inc 173,195,156
9,226 Murphy USA, Inc 4,639,848
28,415 (a) O'Reilly Automotive, Inc 36,780,944
20,653 Pool Corp 7,109,795
1,531 (a) RH 641,658
40,894 Ross Stores, Inc 6,157,001
353,222 TJX Cos, Inc 44,078,573
290,190 Tractor Supply Co 15,774,729
22,294 (a) Ulta Beauty, Inc 9,188,472
69,485 (a) Valvoline, Inc 2,578,588
40,534 Williams-Sonoma, Inc 8,567,672
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 1,557,021,372
CONSUMER DURABLES & APPAREL - 0.5%
5,758 (a) Crocs, Inc 587,719
80,070 (a) Deckers Outdoor Corp 14,201,215
65,389 Hasbro, Inc 3,782,100
62,714 (a) Lululemon Athletica, Inc 25,976,139
389,824 Nike, Inc (Class B) 29,977,466
7,051 (a) SharkNinja Global SPV Ltd 788,372
4,710 (a) Skechers U.S.A., Inc (Class A) 354,851
90,256 Tempur Sealy International, Inc 5,698,764
1,003 (a) TopBuild Corp 343,708
13,654 (a) YETI Holdings, Inc 508,748
TOTAL CONSUMER DURABLES & APPAREL 82,219,082
CONSUMER SERVICES - 2.3%
232,785 (a) Airbnb, Inc 30,534,408
16,487 Booking Holdings, Inc 78,108,152
2,378 (a) Bright Horizons Family Solutions, Inc 291,543
40,588 (a) Cava Group, Inc 5,481,409
727,576 (a) Chipotle Mexican Grill, Inc (Class A) 42,454,060
13,047 Choice Hotels International, Inc 1,922,215
36,757 Churchill Downs, Inc 4,542,430
33,816 Darden Restaurants, Inc 6,602,236
6,528 Domino's Pizza, Inc 2,931,855
161,683 (a) DoorDash, Inc 30,530,601
239,791 (a) DraftKings, Inc 10,059,232
19,735 (a) Duolingo, Inc 7,183,343
23,235 (a) Dutch Bros, Inc 1,452,652
65,460 (a) Expedia Group, Inc 11,190,387
4,280 (a) Grand Canyon Education, Inc 751,739
14,557 H&R Block, Inc 805,148

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
65,933 Hilton Worldwide Holdings, Inc $ 16,883,463
3,415 Hyatt Hotels Corp 540,355
183,254 Las Vegas Sands Corp 8,398,531
48,547 (a) Light & Wonder, Inc 4,267,767
24,824 McDonald's Corp 7,166,689
230,279 (a) Norwegian Cruise Line Holdings Ltd 6,528,410
25,784 (a) Planet Fitness, Inc 2,788,797
44,265 Royal Caribbean Cruises Ltd 11,801,049
468,370 Starbucks Corp 50,434,082
36,185 Texas Roadhouse, Inc (Class A) 6,553,103
17,159 Vail Resorts, Inc 2,919,089
20,528 Wendy's Co 304,430
15,784 Wingstop, Inc 4,702,054
2,339 Wyndham Hotels & Resorts, Inc 245,642
3,293 Wynn Resorts Ltd 285,997
57,891 Yum! Brands, Inc 7,554,775
TOTAL CONSUMER SERVICES 366,215,643
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.5%
3,770 Casey's General Stores, Inc 1,590,073
235,613 Costco Wholesale Corp 230,872,466
11,757 (a) Performance Food Group Co 1,061,775
166,442 Sysco Corp 12,136,951
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 245,661,265
ENERGY - 0.4%
52,480 Antero Midstream Corp 841,779
60,917 Cheniere Energy, Inc 13,624,087
4,323 Civitas Resources, Inc 219,436
19,657 EQT Corp 1,004,866
97,260 Hess Corp 13,522,058
4,805 Matador Resources Co 278,690
3,330 (b) New Fortress Energy, Inc 49,950
71,960 Permian Resources Corp 1,054,214
115,374 Targa Resources Corp 22,705,603
9,847 Texas Pacific Land Corp 12,773,233
14,346 Viper Energy Partners LP 672,827
38,818 Weatherford International plc 2,443,593
TOTAL ENERGY 69,190,336
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 0.4%
248,714 American Tower Corp 45,999,654
2,755 Equinix, Inc 2,517,133
89,449 Iron Mountain, Inc 9,085,335
11,805 Lamar Advertising Co 1,492,388
12,935 Public Storage, Inc 3,860,839
44,566 Simon Property Group, Inc 7,748,245
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 70,703,594
FINANCIAL SERVICES - 6.0%
20,081 Ally Financial, Inc 782,557
112,161 American Express Co 35,605,509
47,252 Ameriprise Financial, Inc 25,674,847
207,859 Apollo Global Management, Inc 35,539,732
96,761 Ares Management Corp 19,179,965
382,179 Blackstone, Inc 67,687,723
126,136 (a) Block, Inc 11,455,672
269,906 Blue Owl Capital, Inc 7,020,255
80,265 Charles Schwab Corp 6,639,521
90,750 (a) Coinbase Global, Inc 26,438,198
35,903 (a) Corpay, Inc 13,660,732
2,635 (a) Credit Acceptance Corp 1,337,974
174,371 Equitable Holdings, Inc 9,489,270
7,243 Factset Research Systems, Inc 3,436,152
94,509 (a) Fiserv, Inc 20,417,724
43,994 Goldman Sachs Group, Inc 28,173,758

Large Cap Growth Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
1,804 Houlihan Lokey, Inc $ 327,823
27,325 Jefferies Financial Group, Inc 2,101,019
101,319 KKR & Co, Inc 16,927,365
55,112 Lazard, Inc 2,996,439
39,761 LPL Financial Holdings, Inc 14,587,913
433,488 Mastercard, Inc (Class A) 240,772,240
84,220 Moody's Corp 42,062,837
36,867 Morgan Stanley 5,103,499
13,224 Morningstar, Inc 4,345,935
23,137 MSCI, Inc (Class A) 13,807,467
31,234 (a),(b) Shift4 Payments, Inc 3,743,395
87,578 (a) SoFi Technologies, Inc 1,381,981
238,629 (a) Toast, Inc 9,764,699
9,118 TPG, Inc 613,186
24,667 Tradeweb Markets, Inc 3,130,242
68,515 UWM Holdings Corp 413,145
837,350 Visa, Inc (Class A) 286,206,230
1,865 Western Union Co 19,247
2,088 (a) WEX, Inc 383,962
35,606 XP, Inc 486,022
TOTAL FINANCIAL SERVICES 961,714,235
FOOD, BEVERAGE & TOBACCO - 1.2%
993 (a) Boston Beer Co, Inc (Class A) 248,915
94,739 (a) Celsius Holdings, Inc 2,366,580
1,178,405 Coca-Cola Co 74,805,149
6,487 (a) Freshpet, Inc 1,037,596
8,363 Hershey Co 1,248,178
24,847 Lamb Weston Holdings, Inc 1,489,329
312,377 (a) Monster Beverage Corp 15,215,884
578,944 PepsiCo, Inc 87,241,071
733 (a) Pilgrim's Pride Corp 34,114
TOTAL FOOD, BEVERAGE & TOBACCO 183,686,816
HEALTH CARE EQUIPMENT & SERVICES - 2.0%
23,627 (a) Align Technology, Inc 5,176,912
88,303 AmerisourceBergen Corp 22,447,506
73,988 Cardinal Health, Inc 9,149,356
814 Chemed Corp 457,468
13,630 Cigna Group 4,010,082
24,979 (a) DaVita, Inc 4,401,300
206,765 (a) DexCom, Inc 17,953,405
4,491 (a) Doximity, Inc 265,418
61,443 (a) Edwards Lifesciences Corp 4,451,545
19,673 Elevance Health, Inc 7,784,606
21,564 GE HealthCare Technologies, Inc 1,904,101
23,874 HCA, Inc 7,876,271
43,937 (a) IDEXX Laboratories, Inc 18,543,611
13,876 (a) Inspire Medical Systems, Inc 2,685,006
36,087 (a) Insulet Corp 10,045,899
187,279 (a) Intuitive Surgical, Inc 107,101,115
11,982 (a) Masimo Corp 2,087,624
29,796 McKesson Corp 17,721,171
18,074 (a) Molina Healthcare, Inc 5,610,350
18,649 (a) Penumbra, Inc 4,978,724
21,358 Resmed, Inc 5,044,332
56,552 Stryker Corp 22,128,232
33,668 UnitedHealth Group, Inc 18,264,553
79,441 (a) Veeva Systems, Inc 18,530,408
TOTAL HEALTH CARE EQUIPMENT & SERVICES 318,618,995
HOUSEHOLD & PERSONAL PRODUCTS - 0.6%
63,606 Clorox Co 10,093,000
234,638 Colgate-Palmolive Co 20,343,115
28,464 (a) elf Beauty, Inc 2,843,838

SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
44,782 Estee Lauder Cos (Class A) $ 3,736,162
70,274 Kimberly-Clark Corp 9,133,512
280,273 Procter & Gamble Co 46,522,515
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 92,672,142
INSURANCE - 0.6%
22,050 Allstate Corp 4,240,877
56,540 Brown & Brown, Inc 5,917,476
4,125 Everest Re Group Ltd 1,433,479
8,014 Gallagher (Arthur J.) & Co 2,418,785
11,352 Kinsale Capital Group, Inc 5,016,903
1,639 (a) Markel Corp 2,997,370
34,075 Marsh & McLennan Cos, Inc 7,390,186
262,491 Progressive Corp 64,688,282
1,996 RLI Corp 146,407
52,517 Ryan Specialty Holdings, Inc 3,496,582
TOTAL INSURANCE 97,746,347
MATERIALS - 0.6%
16,250 Avery Dennison Corp 3,018,112
15,280 Celanese Corp (Series A) 1,085,491
1,479 Chemours Co 28,086
82,340 (a) Cleveland-Cliffs, Inc 843,162
13,883 Eagle Materials, Inc 3,564,321
115,682 Ecolab, Inc 28,942,480
24,187 Louisiana-Pacific Corp 2,829,153
1,847 Martin Marietta Materials, Inc 1,004,990
15,787 RPM International, Inc 1,998,634
4,227 Sealed Air Corp 147,226
113,850 Sherwin-Williams Co 40,776,516
44,930 Southern Copper Corp 4,116,487
18,370 Vulcan Materials Co 5,036,136
TOTAL MATERIALS 93,390,794
MEDIA & ENTERTAINMENT - 14.3%
2,577,928 Alphabet, Inc 530,021,997
3,122,540 Alphabet, Inc (Class A) 637,060,611
14,915 (a) Liberty Broadband Corp 1,143,384
674 (a) Liberty Broadband Corp (Class A) 51,244
4,443 (a) Liberty Media Corp-Liberty Formula One (Class A) 391,073
37,525 (a) Liberty Media Corp-Liberty Formula One (Class C) 3,591,143
84,958 (a) Live Nation, Inc 12,291,723
800 (a) Madison Square Garden Sports Corp 175,896
1,163,947 Meta Platforms, Inc 802,168,993
227,325 (a) Netflix, Inc 222,041,967
5,728 Nexstar Media Group, Inc 877,644
318,012 (a) Pinterest, Inc 10,481,676
280,009 (a) ROBLOX Corp 19,900,240
7,601 (a) Roku, Inc 629,059
78,247 (a) Spotify Technology S.A. 42,922,392
5,815 (a) TKO Group Holdings, Inc 902,546
19,761 (a) Trump Media & Technology Group Corp 629,585
TOTAL MEDIA & ENTERTAINMENT 2,285,281,173
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4.8%
45,971 (a) 10X Genomics, Inc 689,565
407,659 AbbVie, Inc 74,968,490
60,187 (a) Alnylam Pharmaceuticals, Inc 16,329,335
222,516 Amgen, Inc 63,510,517
45,362 (a) Apellis Pharmaceuticals, Inc 1,315,952
35,761 Bruker BioSciences Corp 2,079,502
425,307 Eli Lilly & Co 344,958,002
40,589 (a) Exact Sciences Corp 2,275,013
117,943 (a) Exelixis, Inc 3,909,810
2,899 (a),(b) Fortrea Holdings, Inc 48,732
5,884 (a) Incyte Corp 436,357

Large Cap Growth Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
55,371 (a) Intra-Cellular Therapies, Inc $ 7,036,547
70,665 (a) Ionis Pharmaceuticals, Inc 2,254,213
10,959 (a) IQVIA Holdings, Inc 2,206,704
13,670 (a) Medpace Holdings, Inc 4,772,881
1,345,515 Merck & Co, Inc 132,963,792
60,889 (a) Natera, Inc 10,772,482
53,655 (a) Neurocrine Biosciences, Inc 8,145,902
4,724 (a) Regeneron Pharmaceuticals, Inc 3,179,158
4,286 (a) Repligen Corp 712,376
49,142 (a) Sarepta Therapeutics, Inc 5,588,428
49,013 (a) Ultragenyx Pharmaceutical, Inc 2,109,029
68,532 (a) Vertex Pharmaceuticals, Inc 31,639,854
56,575 (a) Viking Therapeutics, Inc 1,852,831
19,343 (a) Waters Corp 8,036,630
23,709 West Pharmaceutical Services, Inc 8,097,809
201,045 Zoetis, Inc 34,358,591
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 774,248,502
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.0%
7,879 (a) Jones Lang LaSalle, Inc 2,228,181
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 2,228,181
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.2%
561,880 (a) Advanced Micro Devices, Inc 65,149,986
404,595 Applied Materials, Inc 72,968,708
2,894 (a) Astera Labs, Inc 293,510
2,415,457 Broadcom, Inc 534,468,170
72,175 (a) Enphase Energy, Inc 4,495,059
81,011 Entegris, Inc 8,225,857
71,770 KLA Corp 52,983,485
686,145 Lam Research Corp 55,612,052
61,967 (a) Lattice Semiconductor Corp 3,533,358
36,894 Marvell Technology, Inc 4,163,857
2,122 MKS Instruments, Inc 240,380
24,914 Monolithic Power Systems, Inc 15,879,436
12,431,023 Nvidia Corp 1,492,592,932
6,771 (a) Onto Innovation, Inc 1,386,430
557,889 QUALCOMM, Inc 96,475,745
74,371 Teradyne, Inc 8,611,418
56,548 Texas Instruments, Inc 10,439,326
12,648 Universal Display Corp 1,896,188
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2,429,415,897
SOFTWARE & SERVICES - 18.7%
235,022 (a) Adobe, Inc 102,810,374
11,827 (a) Appfolio, Inc 2,766,454
139,586 (a) AppLovin Corp 51,589,590
83,448 (a) Atlassian Corp Ltd 25,600,177
114,797 (a) Autodesk, Inc 35,740,898
75,387 Bentley Systems, Inc 3,509,265
13,718 (a) BILL Holdings, Inc 1,327,491
145,161 (a) Cadence Design Systems, Inc 43,202,817
161,345 (a) Cloudflare, Inc 22,330,148
130,039 (a) Confluent, Inc 3,859,557
122,740 (a) Crowdstrike Holdings, Inc 48,859,112
157,998 (a) Datadog, Inc 22,547,895
107,018 (a) DocuSign, Inc 10,351,851
43,964 (a) DoubleVerify Holdings, Inc 906,098
40,799 (a) Dropbox, Inc 1,311,688
160,308 (a) Dynatrace, Inc 9,257,787
46,442 (a) Elastic NV 5,228,440
1,883 (a) EPAM Systems, Inc 478,207
10,689 (a) Fair Isaac Corp 20,026,483
33,972 (a) Five9, Inc 1,392,512
273,147 (a) Fortinet, Inc 27,555,069

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
40,187 (a) Gartner, Inc $ 21,814,709
63,740 (a) Gitlab, Inc 4,637,722
17,013 (a) Globant S.A. 3,629,213
76,068 (a) GoDaddy, Inc 16,175,860
20,034 (a) Guidewire Software, Inc 4,232,583
59,648 (a) HashiCorp, Inc 2,039,962
26,293 (a) HubSpot, Inc 20,496,182
144,677 Intuit, Inc 87,024,662
31,747 (a) Manhattan Associates, Inc 6,622,107
3,950,668 Microsoft Corp 1,639,764,260
5,300 (a),(b) MicroStrategy, Inc (Class A) 1,774,387
36,881 (a) MongoDB, Inc 10,080,315
27,478 (a) nCino OpCo, Inc 934,527
35,458 (a) Nutanix, Inc 2,438,269
37,166 (a) Okta, Inc 3,501,780
834,576 Oracle Corp 141,927,995
1,064,947 (a) Palantir Technologies, Inc 87,847,478
342,555 (a) Palo Alto Networks, Inc 63,173,993
21,116 Pegasystems, Inc 2,286,652
56,639 (a) Procore Technologies, Inc 4,506,199
38,662 (a) PTC, Inc 7,480,324
43,129 (a) RingCentral, Inc 1,501,752
416,441 Salesforce, Inc 142,297,890
29,772 (a) SentinelOne, Inc 713,039
108,905 (a) ServiceNow, Inc 110,906,674
167,653 (a) Snowflake, Inc 30,430,696
81,065 (a) Synopsys, Inc 42,598,036
49,348 (a) Teradata Corp 1,574,695
235,320 (a) Trade Desk, Inc 27,927,778
16,286 (a) Twilio, Inc 2,387,202
19,388 (a) Tyler Technologies, Inc 11,664,596
216,290 (a) UiPath, Inc 3,075,644
64,333 (a) Unity Software, Inc 1,428,193
2,240 (a) VeriSign, Inc 481,600
112,720 (a) Workday, Inc 29,539,403
49,255 (a) Zscaler, Inc 9,978,570
TOTAL SOFTWARE & SERVICES 2,989,546,860
TECHNOLOGY HARDWARE & EQUIPMENT - 12.1%
370,636 Amphenol Corp (Class A) 26,233,616
7,603,313 Apple, Inc 1,794,381,868
548,640 (a) Arista Networks, Inc 63,219,787
36,361 CDW Corp 7,240,930
4,992 Cognex Corp 199,181
20,915 Dell Technologies, Inc 2,166,794
127,355 HP, Inc 4,139,038
5,182 Jabil Inc 841,609
41,244 Motorola Solutions, Inc 19,353,747
49,664 NetApp, Inc 6,063,974
138,093 (a) Pure Storage, Inc 9,361,324
258,802 (a),(b) Super Micro Computer, Inc 7,381,033
823 Ubiquiti, Inc 332,113
5,927 (a) Zebra Technologies Corp (Class A) 2,323,028
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,943,238,042
TELECOMMUNICATION SERVICES - 0.0%
5,866 Iridium Communications, Inc 168,648
TOTAL TELECOMMUNICATION SERVICES 168,648
TRANSPORTATION - 0.9%
44 (a),(b) Amerco, Inc 3,206
25,356 (a) American Airlines Group, Inc 429,023
3,371 (a),(b) Avis Budget Group, Inc 302,379
10,153 Expeditors International Washington, Inc 1,153,178
133,805 (a) Lyft, Inc (Class A) 1,811,720

Large Cap Growth Index

Portfolio of Investments January 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
102,774 Old Dominion Freight Line $ 19,075,882
8,320 (a) Saia, Inc 3,994,515
1,084,146 (a) Uber Technologies, Inc 72,475,160
21,385 U-Haul Holding Co 1,384,465
155,801 Union Pacific Corp 38,605,930
61,498 (a) XPO, Inc 8,220,438
TOTAL TRANSPORTATION 147,455,896
UTILITIES - 0.3%
26,947 Constellation Energy Corp 8,083,561
47,055 NRG Energy, Inc 4,820,314
179,345 Vistra Corp 30,135,341
TOTAL UTILITIES 43,039,216
TOTAL COMMON STOCKS
(Cost $4,817,356,683) 15,918,499,241
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.7%
250,379 iShares Russell 1000 Growth ETF 102,482,628
TOTAL INVESTMENT COMPANIES
(Cost $98,011,465) 102,482,628
TOTAL LONG-TERM INVESTMENTS
(Cost $4,915,368,148) 16,020,981,869
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.0%
721,726 (c) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (d) 721,726
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $721,726) 721,726
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 3,310,000 (e) Fixed Income Clearing Corporation 4 .340 02/03/25 3,310,000
TOTAL REPURCHASE AGREEMENT 3,310,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,310,000) 3,310,000
TOTAL INVESTMENTS - 100.0%
(Cost $4,919,399,874) 16,025,013,595
OTHER ASSETS & LIABILITIES, NET - 0.0% 3,355,720
NET ASSETS - 100.0% $ 16,028,369,315
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $12,897,538.
(c) Investments made with cash collateral received from securities on loan.
(d) The rate shown is the one-day yield as of the end of the reporting period.
(e) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $3,311,197 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
4.625% and maturity date 6/15/27, valued at $3,376,361.

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Growth Index
Long-Term Investments
:
Common stocks $15,918,499,241 $— $— $15,918,499,241
Investment companies 102,482,628 — — 102,482,628
Investments purchased with collateral from securities lending 721,726 — — 721,726
Short-Term Investments
:
Repurchase agreement — 3,310,000 — 3,310,000
Total $16,021,703,595 $3,310,000 $— $16,025,013,595
1 1 1 1 1

Large Cap Value Index
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 100.0%
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 0.6%
99,840 (a) Aptiv plc $ 6,232,013
98,570 BorgWarner, Inc 3,144,383
1,681,992 Ford Motor Co 16,954,479
465,277 General Motors Co 23,012,600
99,137 Gentex Corp 2,569,631
49,687 Harley-Davidson, Inc 1,344,530
24,196 Lear Corp 2,276,602
420,462 (a),(b) Lucid Group, Inc 1,160,475
117,457 (a),(b) QuantumScape Corp 607,253
348,750 (a),(b) Rivian Automotive, Inc 4,380,300
21,797 Thor Industries, Inc 2,241,604
TOTAL AUTOMOBILES & COMPONENTS 63,923,870
BANKS - 7.8%
2,833,938 Bank of America Corp 131,211,330
42,319 Bank OZK 2,149,382
9,459 BOK Financial Corp 1,044,463
805,422 Citigroup, Inc 65,585,514
195,872 Citizens Financial Group, Inc 9,317,631
85,391 Columbia Banking System, Inc 2,382,409
54,698 Comerica, Inc 3,682,269
53,217 Commerce Bancshares, Inc 3,554,896
25,048 Cullen/Frost Bankers, Inc 3,491,691
59,130 East West Bancorp, Inc 6,088,616
292,727 Fifth Third Bancorp 12,970,733
5,138 First Citizens Bancshares, Inc (Class A) 11,327,697
57,279 First Hawaiian, Inc 1,582,046
233,952 First Horizon National Corp 5,121,209
145,212 FNB Corp 2,278,376
618,887 Huntington Bancshares, Inc 10,644,856
1,195,697 JPMorgan Chase & Co 319,609,808
396,693 Keycorp 7,132,540
69,963 M&T Bank Corp 14,079,354
30,893 Pinnacle Financial Partners, Inc 3,854,520
168,605 PNC Financial Services Group, Inc 33,881,175
27,420 Popular, Inc 2,822,615
36,177 Prosperity Bancshares, Inc 2,894,160
393,822 Regions Financial Corp 9,703,774
66,961 Synovus Financial Corp 3,777,940
25,692 TFS Financial Corp 352,494
565,005 Truist Financial Corp 26,905,538
661,897 US Bancorp 31,625,439
71,949 Webster Financial Corp 4,334,208
1,417,954 Wells Fargo & Co 111,734,775
45,396 Western Alliance Bancorp 3,988,947
28,140 Wintrust Financial Corp 3,680,993
60,256 Zions Bancorporation 3,486,412
TOTAL BANKS 856,297,810
CAPITAL GOODS - 11.4%
188,369 3M Co 28,669,762
49,798 A.O. Smith Corp 3,351,405
13,197 Acuity Brands, Inc 4,386,551
19,813 Advanced Drainage Systems, Inc 2,395,590
58,290 Aecom Technology Corp 6,146,098
28,992 AGCO Corp 3,027,635
42,087 Air Lease Corp 1,944,419
37,486 Allegion plc 4,975,517
36,818 Allison Transmission Holdings, Inc 4,327,588
97,390 Ametek, Inc 17,974,298

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
97,474 (a) API Group Corp $ 3,718,633
12,071 Armstrong World Industries, Inc 1,822,842
18,336 (a) AZEK Co, Inc 939,353
251,696 (a) Boeing Co 44,429,378
44,302 (a) Builders FirstSource, Inc 7,410,839
31,104 BWX Technologies, Inc 3,512,575
16,870 Carlisle Cos, Inc 6,570,190
355,032 Carrier Global Corp 23,211,992
178,079 Caterpillar, Inc 66,145,664
374,165 CNH Industrial NV 4,819,245
25,444 (a) Core & Main, Inc 1,436,059
20,960 Crane Co 3,569,907
58,008 Cummins, Inc 20,665,350
16,349 Curtiss-Wright Corp 5,672,122
107,046 Deere & Co 51,013,842
51,496 Donaldson Co, Inc 3,666,000
58,781 Dover Corp 11,972,514
167,941 Eaton Corp plc 54,822,660
12,056 EMCOR Group, Inc 5,401,811
242,546 Emerson Electric Co 31,518,853
23,579 Esab Corp 2,920,023
16,801 (a) Everus Construction Group, Inc 1,156,077
38,526 Fastenal Co 2,821,644
80,915 Ferguson Enterprises, Inc 14,655,325
54,287 Flowserve Corp 3,399,452
150,840 Fortive Corp 12,267,817
53,454 Fortune Brands Innovations, Inc 3,831,048
100,645 (a) Gates Industrial Corp plc 2,082,345
115,617 GE Vernova, Inc 43,111,267
12,869 (a) Generac Holdings, Inc 1,921,728
115,946 General Dynamics Corp 29,795,803
359,580 General Electric Co 73,199,701
71,690 Graco, Inc 6,034,147
64,134 (a) Hayward Holdings, Inc 965,858
33,600 Hexcel Corp 2,190,720
233,764 Honeywell International, Inc 52,297,682
161,503 Howmet Aerospace, Inc 20,443,050
22,951 Hubbell, Inc 9,708,503
16,926 Huntington Ingalls Industries, Inc 3,338,823
32,208 IDEX Corp 7,224,576
78,166 Illinois Tool Works, Inc 20,257,501
171,448 Ingersoll Rand, Inc 16,081,822
35,312 ITT, Inc 5,332,818
281,348 Johnson Controls International plc 21,945,144
79,855 L3Harris Technologies, Inc 16,930,059
17,055 Lincoln Electric Holdings, Inc 3,390,193
61,640 Lockheed Martin Corp 28,536,238
94,326 Masco Corp 7,478,165
26,853 (a) Mastec, Inc 3,896,102
24,637 (a) Middleby Corp 4,216,376
19,569 MSC Industrial Direct Co (Class A) 1,573,543
24,320 Nordson Corp 5,355,750
58,576 Northrop Grumman Corp 28,542,328
70,799 nVent Electric plc 4,608,307
27,022 Oshkosh Corp 3,145,361
169,849 Otis Worldwide Corp 16,206,992
36,978 Owens Corning, Inc 6,824,290
218,325 PACCAR, Inc 24,207,876
54,315 Parker-Hannifin Corp 38,403,421
70,765 Pentair plc 7,336,915
43,214 Quanta Services, Inc 13,293,059
11,999 (a) RBC Bearings, Inc 4,184,651

Large Cap Value Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
28,451 Regal-Beloit Corp $ 4,516,027
44,611 Rockwell Automation, Inc 12,421,041
564,419 RTX Corp 72,781,830
60,695 Sensata Technologies Holding plc 1,648,476
16,456 Simpson Manufacturing Co, Inc 2,764,608
11,582 (a) SiteOne Landscape Supply, Inc 1,648,119
21,430 Snap-On, Inc 7,610,864
48,260 (a) Spirit Aerosystems Holdings, Inc (Class A) 1,641,323
19,997 (a) Standardaero, Inc 536,719
65,874 Stanley Black & Decker, Inc 5,801,523
81,532 Textron, Inc 6,238,013
28,301 Timken Co 2,271,721
44,756 Toro Co 3,726,832
63,356 Trane Technologies plc 22,982,389
18,445 TransDigm Group, Inc 24,962,356
21,381 United Rentals, Inc 16,208,081
7,984 Valmont Industries, Inc 2,648,772
2,444 W.W. Grainger, Inc 2,597,165
14,822 Watsco, Inc 7,093,661
17,134 WESCO International, Inc 3,169,790
73,380 Westinghouse Air Brake Technologies Corp 15,257,170
54,756 (a) WillScot Mobile Mini Holdings Corp 2,029,257
25,502 Woodward Inc 4,724,246
100,634 Xylem, Inc 12,482,641
TOTAL CAPITAL GOODS 1,242,393,816
COMMERCIAL & PROFESSIONAL SERVICES - 1.3%
55,534 (a) Amentum Holdings, Inc 1,164,548
11,589 Automatic Data Processing, Inc 3,511,583
4,367 Broadridge Financial Solutions, Inc 1,040,307
9,510 (a) CACI International, Inc (Class A) 3,673,333
56,788 (a) Ceridian HCM Holding, Inc 4,017,183
7,542 Cintas Corp 1,512,699
169,339 (a),(b) Clarivate plc 917,817
22,093 (a) Clean Harbors, Inc 5,147,669
19,409 (b) Concentrix Corp 1,014,702
25,428 (a) Copart, Inc 1,473,044
134,984 Dun & Bradstreet Holdings, Inc 1,660,303
41,679 Equifax, Inc 11,452,556
15,072 (a) FTI Consulting, Inc 2,944,315
75,287 Genpact Ltd 3,665,724
53,289 Jacobs Solutions, Inc 7,467,388
52,136 KBR, Inc 2,837,241
55,969 Leidos Holdings, Inc 7,949,277
21,463 Manpower, Inc 1,292,502
15,861 MSA Safety, Inc 2,612,782
19,607 (a) Parsons Corp 1,554,247
86,112 Paychex, Inc 12,716,159
8,075 Paycom Software, Inc 1,676,047
33,041 (a) Paycor HCM, Inc 731,197
78,271 RB Global, Inc 7,003,689
86,411 Republic Services, Inc 18,739,954
43,197 Robert Half International, Inc 2,798,734
21,644 Science Applications International Corp 2,343,612
87,684 SS&C Technologies Holdings, Inc 7,098,020
89,660 Tetra Tech, Inc 3,299,488
78,436 TransUnion 7,784,773
58,228 Veralto Corp 6,020,193
51,370 Vestis Corp 718,153
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 137,839,239
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.1%
19,431 (b) Advance Auto Parts, Inc 942,403
11,047 (a) Autonation, Inc 2,082,912

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
644 (a) Autozone, Inc $ 2,157,535
96,437 Bath & Body Works, Inc 3,626,996
91,983 Best Buy Co, Inc 7,897,660
62,665 (a) Carmax, Inc 5,366,631
29,622 (a) Carvana Co 7,330,852
22,173 Dick's Sporting Goods, Inc 5,322,629
1,317 (b) Dillard's, Inc (Class A) 616,501
203,637 eBay, Inc 13,741,425
17,347 (a) Etsy, Inc 952,524
4,752 (a) Five Below, Inc 445,642
28,571 (a) Floor & Decor Holdings, Inc 2,859,957
166,924 (a) GameStop Corp (Class A) 4,490,256
77,135 Gap, Inc 1,856,639
59,615 Genuine Parts Co 6,930,244
85,112 Home Depot, Inc 35,064,442
39,620 (b) Kohl's Corp 523,380
11,349 Lithia Motors, Inc (Class A) 4,268,359
114,055 LKQ Corp 4,264,516
243,101 Lowe's Cos, Inc 63,215,984
109,796 Macy's, Inc 1,710,622
40,214 Nordstrom, Inc 973,179
26,126 (a) Ollie's Bargain Outlet Holdings, Inc 2,913,310
1,959 (a) O'Reilly Automotive, Inc 2,535,769
7,338 Penske Auto Group, Inc 1,215,393
5,190 (a) RH 2,175,181
108,371 Ross Stores, Inc 16,316,338
195,976 TJX Cos, Inc 24,455,845
2,748 (a) Ulta Beauty, Inc 1,132,588
41,046 (a) Wayfair, Inc 1,985,395
22,256 Williams-Sonoma, Inc 4,704,251
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 234,075,358
CONSUMER DURABLES & APPAREL - 1.3%
25,233 (a) Amer Sports, Inc 806,699
16,927 (a) BK LC Lux Finco 2 Sarl 1,001,063
29,187 Brunswick Corp 1,968,371
36,737 (a) Capri Holdings Ltd 910,343
10,475 Carter's, Inc 564,812
15,726 Columbia Sportswear Co 1,388,606
20,899 (a) Crocs, Inc 2,133,161
125,967 DR Horton, Inc 17,874,717
65,127 (a) Garmin Ltd 14,057,663
7,510 Hasbro, Inc 434,378
56,930 Leggett & Platt, Inc 601,181
101,225 Lennar Corp (Class A) 13,284,769
3,919 Lennar Corp (Class B) 492,971
146,148 (a) Mattel, Inc 2,724,199
52,572 (a),(c),(d) Millrose Properties, Inc 581,441
22,141 (a) Mohawk Industries, Inc 2,707,844
178,018 Newell Rubbermaid, Inc 1,773,059
192,174 Nike, Inc (Class B) 14,778,181
1,203 (a) NVR, Inc 9,643,464
22,785 Polaris Industries, Inc 1,086,844
86,750 Pulte Homes, Inc 9,870,415
21,146 PVH Corp 1,894,682
16,764 Ralph Lauren Corp 4,185,971
22,750 (a) SharkNinja Global SPV Ltd 2,543,677
52,891 (a) Skechers U.S.A., Inc (Class A) 3,984,808
99,416 Tapestry, Inc 7,251,403
42,117 Toll Brothers, Inc 5,719,910
12,522 (a) TopBuild Corp 4,291,039
82,356 (a) Under Armour, Inc (Class A) 687,673
77,183 (a) Under Armour, Inc (Class C) 581,188

Large Cap Value Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
149,963 VF Corp $ 3,894,539
22,677 Whirlpool Corp 2,381,312
25,627 (a) YETI Holdings, Inc 954,862
TOTAL CONSUMER DURABLES & APPAREL 137,055,245
CONSUMER SERVICES - 2.1%
122,302 ADT, Inc 939,279
112,105 Aramark 4,362,006
891 Booking Holdings, Inc 4,221,166
27,847 Boyd Gaming Corp 2,134,473
20,480 (a) Bright Horizons Family Solutions, Inc 2,510,848
83,275 (a) Caesars Entertainment, Inc 3,002,064
439,691 (a) Carnival Corp 12,166,250
1,862 Choice Hotels International, Inc 274,328
24,083 Darden Restaurants, Inc 4,701,965
9,703 Domino's Pizza, Inc 4,357,811
18,885 (a) DoorDash, Inc 3,566,055
29,941 (a) Dutch Bros, Inc 1,871,911
8,199 (a) Grand Canyon Education, Inc 1,440,072
47,880 H&R Block, Inc 2,648,243
49,627 Hilton Worldwide Holdings, Inc 12,707,986
16,045 Hyatt Hotels Corp 2,538,800
97,427 Marriott International, Inc (Class A) 28,311,312
12,667 Marriott Vacations Worldwide Corp 1,099,116
286,300 McDonald's Corp 82,654,810
104,522 (a) MGM Resorts International 3,603,919
59,445 (a) Penn National Gaming, Inc 1,224,567
17,047 (a) Planet Fitness, Inc 1,843,804
65,442 Royal Caribbean Cruises Ltd 17,446,837
61,137 Service Corp International 4,776,022
108,845 Starbucks Corp 11,720,430
29,054 Travel & Leisure Co 1,579,375
2,604 Vail Resorts, Inc 442,992
37,558 Wendy's Co 556,985
30,696 Wyndham Hotels & Resorts, Inc 3,223,694
40,504 Wynn Resorts Ltd 3,517,772
74,406 Yum! Brands, Inc 9,709,983
TOTAL CONSUMER SERVICES 235,154,875
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.5%
175,251 Albertsons Cos, Inc 3,513,782
56,536 (a) BJ's Wholesale Club Holdings, Inc 5,599,891
13,119 Casey's General Stores, Inc 5,533,201
94,177 Dollar General Corp 6,692,218
87,908 (a) Dollar Tree, Inc 6,448,052
44,769 (a) Grocery Outlet Holding Corp 724,810
279,127 Kroger Co 17,205,388
73,753 (a) Maplebear, Inc 3,560,795
56,131 (a) Performance Food Group Co 5,069,191
76,789 Sysco Corp 5,599,454
196,361 Target Corp 27,080,145
98,180 (a) US Foods Holding Corp 6,963,907
306,878 Walgreens Boots Alliance, Inc 3,154,706
1,847,170 Walmart, Inc 181,318,207
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 278,463,747
ENERGY - 6.5%
87,959 Antero Midstream Corp 1,410,862
122,161 (a) Antero Resources Corp 4,559,049
155,096 APA Corp 3,401,255
419,519 Baker Hughes Co 19,373,388
317,172 Cabot Oil & Gas Corp 8,792,008
46,470 Cheniere Energy, Inc 10,393,016
97,659 Chesapeake Energy Corp 9,922,154
733,500 Chevron Corp 109,430,865

SHARES DESCRIPTION VALUE
ENERGY (continued)
26,483 Chord Energy Corp $ 2,978,013
23,854 Civitas Resources, Inc 1,210,829
550,724 ConocoPhillips 54,428,053
267,234 Devon Energy Corp 9,112,679
80,028 Diamondback Energy, Inc 13,153,402
38,357 DT Midstream, Inc 3,877,126
243,979 EOG Resources, Inc 30,690,118
236,943 EQT Corp 12,112,526
1,910,039 Exxon Mobil Corp 204,049,466
377,919 Halliburton Co 9,833,452
39,878 Hess Corp 5,544,238
68,548 HF Sinclair Corp 2,473,212
821,263 Kinder Morgan, Inc 22,568,307
142,356 Marathon Petroleum Corp 20,742,693
46,549 Matador Resources Co 2,699,842
13,143 (b) New Fortress Energy, Inc 197,145
163,566 NOV, Inc 2,363,529
285,866 Occidental Petroleum Corp 13,335,649
247,675 ONEOK, Inc 24,066,580
114,959 Ovintiv, Inc 4,853,569
212,370 Permian Resources Corp 3,111,221
177,620 Phillips 66 20,936,069
99,707 Range Resources Corp 3,693,147
606,714 Schlumberger Ltd 24,438,440
183,915 TechnipFMC plc 5,526,646
134,292 Valero Energy Corp 17,860,836
34,334 Viper Energy Partners LP 1,610,265
516,682 Williams Cos, Inc 28,639,683
TOTAL ENERGY 713,389,332
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 4.2%
45,738 Agree Realty Corp 3,319,207
74,250 Alexandria Real Estate Equities, Inc 7,228,237
144,708 American Homes 4 Rent 5,011,238
129,475 Americold Realty Trust, Inc 2,829,029
60,329 AvalonBay Communities, Inc 13,363,477
67,310 Boston Properties, Inc 4,923,053
127,090 Brixmor Property Group, Inc 3,311,965
44,349 Camden Property Trust 5,042,925
68,447 Cousins Properties, Inc 2,089,687
182,956 Crown Castle, Inc 16,334,312
95,896 CubeSmart 3,998,863
140,971 Digital Realty Trust, Inc 23,099,508
21,182 EastGroup Properties, Inc 3,592,891
28,153 EPR Properties 1,297,853
38,800 Equinix, Inc 35,450,008
78,980 Equity Lifestyle Properties, Inc 5,169,241
160,590 Equity Residential 11,342,472
27,363 Essex Property Trust, Inc 7,786,689
89,387 Extra Space Storage, Inc 13,765,598
34,410 Federal Realty Investment Trust 3,737,958
54,548 First Industrial Realty Trust, Inc 2,912,318
104,809 Gaming and Leisure Properties, Inc 5,071,708
150,203 Healthcare Realty Trust, Inc 2,515,900
303,855 Healthpeak Properties, Inc 6,277,644
34,012 Highwoods Properties, Inc 1,013,217
298,734 Host Hotels & Resorts Inc 4,991,845
262,318 Invitation Homes, Inc 8,171,206
53,542 Iron Mountain, Inc 5,438,261
44,431 Kilroy Realty Corp 1,733,698
282,349 Kimco Realty Corp 6,338,735
27,916 Lamar Advertising Co 3,529,141
26,722 Lineage, Inc 1,603,320

Large Cap Value Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
244,393 Medical Properties Trust, Inc $ 1,146,203
49,774 Mid-America Apartment Communities, Inc 7,594,517
79,752 National Retail Properties, Inc 3,141,431
29,587 National Storage Affiliates Trust 1,099,157
114,715 Omega Healthcare Investors, Inc 4,251,338
78,286 Park Hotels & Resorts, Inc 1,056,078
392,286 Prologis, Inc 46,780,106
56,956 Public Storage, Inc 17,000,227
59,351 Rayonier, Inc 1,551,435
373,668 Realty Income Corp 20,417,220
78,785 Regency Centers Corp 5,659,914
97,537 Rexford Industrial Realty, Inc 3,965,854
46,448 SBA Communications Corp 9,176,267
103,265 Simon Property Group, Inc 17,953,653
76,423 STAG Industrial, Inc 2,612,138
52,866 Sun Communities, Inc 6,687,549
143,574 UDR, Inc 5,992,779
178,044 Ventas, Inc 10,757,418
435,833 VICI Properties, Inc 12,974,748
71,172 Vornado Realty Trust 3,078,901
262,241 Welltower, Inc 35,790,652
312,477 Weyerhaeuser Co 9,568,046
92,873 WP Carey, Inc 5,192,529
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 455,739,364
FINANCIAL SERVICES - 11.6%
13,692 Affiliated Managers Group, Inc 2,573,275
110,253 (a) Affirm Holdings, Inc 6,733,151
346,004 AGNC Investment Corp 3,449,660
101,639 Ally Financial, Inc 3,960,872
148,879 American Express Co 47,261,639
3,780 Ameriprise Financial, Inc 2,053,901
238,399 Annaly Capital Management, Inc 4,865,724
56,698 Apollo Global Management, Inc 9,694,224
313,788 Bank of New York Mellon Corp 26,963,803
779,017 (a) Berkshire Hathaway, Inc 365,101,897
62,674 BlackRock, Inc 67,405,887
137,645 (a) Block, Inc 12,500,919
160,686 Capital One Financial Corp 32,733,345
91,412 Carlyle Group, Inc 5,133,698
43,485 Cboe Global Markets, Inc 8,885,290
569,553 Charles Schwab Corp 47,113,424
152,602 CME Group, Inc 36,093,425
13,790 (a) Coinbase Global, Inc 4,017,441
125,728 Corebridge Financial, Inc 4,244,577
565 (a) Credit Acceptance Corp 286,890
107,671 Discover Financial Services 21,651,561
18,519 (a) Euronet Worldwide, Inc 1,824,122
15,151 Evercore Partners, Inc (Class A) 4,413,032
10,530 Factset Research Systems, Inc 4,995,537
232,338 Fidelity National Information Services, Inc 18,928,577
164,359 (a) Fiserv, Inc 35,508,118
122,131 Franklin Resources, Inc 2,716,193
109,127 Global Payments, Inc 12,314,982
95,468 Goldman Sachs Group, Inc 61,137,707
19,420 Houlihan Lokey, Inc 3,529,002
44,520 Interactive Brokers Group, Inc (Class A) 9,680,429
241,246 Intercontinental Exchange, Inc 38,558,348
162,301 Invesco Ltd 3,121,048
31,086 Jack Henry & Associates, Inc 5,411,762
54,213 Janus Henderson Group plc 2,435,790
55,428 Jefferies Financial Group, Inc 4,261,859
203,546 KKR & Co, Inc 34,006,430

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
3,003 Lazard, Inc $ 163,273
15,832 MarketAxess Holdings, Inc 3,493,014
114,007 MGIC Investment Corp 2,911,739
463,636 Morgan Stanley 64,181,132
13,330 MSCI, Inc (Class A) 7,954,944
172,657 Nasdaq Stock Market, Inc 14,216,577
83,584 Northern Trust Corp 9,385,647
51,106 OneMain Holdings, Inc 2,838,427
426,699 (a) PayPal Holdings, Inc 37,796,997
79,499 Raymond James Financial, Inc 13,393,992
224,156 Rithm Capital Corp 2,580,036
283,292 (a) Robinhood Markets, Inc 14,717,019
59,833 (a) Rocket Cos, Inc 753,896
132,854 S&P Global, Inc 69,271,404
43,319 SEI Investments Co 3,750,559
93,506 SLM Corp 2,609,752
371,835 (a) SoFi Technologies, Inc 5,867,556
136,362 Starwood Property Trust, Inc 2,638,605
124,551 State Street Corp 12,656,873
41,536 Stifel Financial Corp 4,811,946
165,388 Synchrony Financial 11,408,464
91,516 T Rowe Price Group, Inc 10,700,051
25,011 TPG, Inc 1,681,990
30,101 Tradeweb Markets, Inc 3,819,817
3,810 UWM Holdings Corp 22,974
30,158 Virtu Financial, Inc 1,208,130
44,811 Voya Financial, Inc 3,181,133
119,404 Western Union Co 1,232,249
16,225 (a) WEX, Inc 2,983,615
157,208 XP, Inc 2,145,889
TOTAL FINANCIAL SERVICES 1,269,945,239
FOOD, BEVERAGE & TOBACCO - 3.4%
721,700 Altria Group, Inc 37,694,391
200,270 Archer-Daniels-Midland Co 10,259,832
3,106 (a) Boston Beer Co, Inc (Class A) 778,581
20,866 Brown-Forman Corp (Class A) 695,255
73,847 Brown-Forman Corp (Class B) 2,437,689
60,370 Bunge Global S.A. 4,595,968
81,726 Campbell Soup Co 3,168,517
704,194 Coca-Cola Co 44,702,235
2,504 Coca-Cola Consolidated Inc 3,424,520
204,256 ConAgra Brands, Inc 5,288,188
67,687 Constellation Brands, Inc (Class A) 12,237,810
73,484 (a) Darling International, Inc 2,752,711
73,543 Flowers Foods, Inc 1,437,766
13,586 (a) Freshpet, Inc 2,173,081
236,641 General Mills, Inc 14,231,590
52,468 Hershey Co 7,830,849
124,275 Hormel Foods Corp 3,725,764
28,002 Ingredion, Inc 3,820,593
44,232 J.M. Smucker Co 4,727,958
111,930 Kellogg Co 9,148,039
475,612 Keurig Dr Pepper, Inc 15,267,145
377,621 Kraft Heinz Co 11,268,211
41,874 Lamb Weston Holdings, Inc 2,509,928
107,491 McCormick & Co, Inc 8,301,530
75,021 Molson Coors Brewing Co (Class B) 4,107,400
568,862 Mondelez International, Inc 32,988,307
64,900 (a) Monster Beverage Corp 3,161,279
121,749 PepsiCo, Inc 18,346,357
662,371 Philip Morris International, Inc 86,240,704
18,985 (a) Pilgrim's Pride Corp 883,562

Large Cap Value Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FOOD, BEVERAGE & TOBACCO (continued)
20,620 (a) Post Holdings, Inc $ 2,189,019
35 Seaboard Corp 85,342
120,569 Tyson Foods, Inc (Class A) 6,810,943
TOTAL FOOD, BEVERAGE & TOBACCO 367,291,064
HEALTH CARE EQUIPMENT & SERVICES - 7.3%
736,980 Abbott Laboratories 94,281,851
40,432 (a) Acadia Healthcare Co, Inc 1,823,888
13,298 (a) Align Technology, Inc 2,913,725
12,639 (a) Amedisys, Inc 1,169,107
218,282 Baxter International, Inc 7,107,262
122,763 Becton Dickinson & Co 30,396,119
627,147 (a) Boston Scientific Corp 64,194,767
42,390 Cardinal Health, Inc 5,241,947
214,699 (a) Centene Corp 13,747,177
57,037 (a) Certara, Inc 811,636
5,713 Chemed Corp 3,210,706
105,733 Cigna Group 31,107,706
80,251 (a) Cooper Cos, Inc 7,748,234
535,349 CVS Health Corp 30,236,512
97,965 Dentsply Sirona, Inc 1,935,788
47,434 (a) Doximity, Inc 2,803,349
202,186 (a) Edwards Lifesciences Corp 14,648,376
82,939 Elevance Health, Inc 32,818,962
42,674 Encompass Health Corp 4,236,248
24,845 (a) Enovis Corp 1,167,218
75,857 (a) Envista Holdings Corp 1,556,586
173,430 GE HealthCare Technologies, Inc 15,313,869
47,985 (a) Globus Medical, Inc 4,449,169
60,457 HCA, Inc 19,945,369
54,753 (a) Henry Schein, Inc 4,380,240
94,520 (a) Hologic, Inc 6,818,673
51,369 Humana, Inc 15,062,932
36,030 Labcorp Holdings, Inc 9,000,294
8,812 (a) Masimo Corp 1,535,315
31,334 McKesson Corp 18,635,896
545,068 Medtronic plc 49,503,076
9,185 (a) Molina Healthcare, Inc 2,851,116
40,542 Premier, Inc 918,682
47,580 Quest Diagnostics, Inc 7,760,298
23,974 (a) QuidelOrtho Corp 1,041,910
43,929 Resmed, Inc 10,375,151
58,107 (a) Solventum Corp 4,303,404
42,099 STERIS plc 9,289,144
108,016 Stryker Corp 42,265,581
20,186 Teleflex, Inc 3,638,325
39,100 (a) Tenet Healthcare Corp 5,508,799
364,784 UnitedHealth Group, Inc 197,891,672
24,807 Universal Health Services, Inc (Class B) 4,677,608
84,268 Zimmer Biomet Holdings, Inc 9,225,661
TOTAL HEALTH CARE EQUIPMENT & SERVICES 797,549,348
HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
55,851 (a) BellRing Brands, Inc 4,320,075
104,264 Church & Dwight Co, Inc 11,001,937
156,270 Colgate-Palmolive Co 13,548,609
173,464 (a) Coty, Inc 1,271,491
63,153 Estee Lauder Cos (Class A) 5,268,855
805,873 Kenvue, Inc 17,157,036
84,666 Kimberly-Clark Corp 11,004,040
780,290 Procter & Gamble Co 129,520,337
16,160 Reynolds Consumer Products, Inc 446,178

SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
10,684 Spectrum Brands Holdings, Inc $ 903,439
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 194,441,997
INSURANCE - 4.0%
236,970 Aflac, Inc 25,445,839
93,384 Allstate Corp 17,960,545
30,717 American Financial Group, Inc 4,194,714
275,971 American International Group, Inc 20,328,024
83,342 Aon plc 30,904,880
153,196 Arch Capital Group Ltd 14,257,952
22,293 Assurant, Inc 4,797,231
21,460 Assured Guaranty Ltd 2,030,116
32,073 Axis Capital Holdings Ltd 2,919,284
25,806 (a) Brighthouse Financial, Inc 1,592,488
57,330 Brown & Brown, Inc 6,000,158
171,811 Chubb Ltd 46,711,975
65,625 Cincinnati Financial Corp 8,993,906
7,013 CNA Financial Corp 344,058
15,438 Everest Re Group Ltd 5,364,859
111,227 Fidelity National Financial, Inc 6,470,075
41,210 First American Financial Corp 2,605,296
97,095 Gallagher (Arthur J.) & Co 29,305,213
36,844 Globe Life, Inc 4,498,284
14,168 Hanover Insurance Group, Inc 2,168,979
124,395 Hartford Financial Services Group, Inc 13,876,262
26,911 Kemper Corp 1,807,881
69,165 Lincoln National Corp 2,431,841
77,672 Loews Corp 6,637,072
4,205 (a) Markel Corp 7,690,020
180,772 Marsh & McLennan Cos, Inc 39,205,831
249,927 Metlife, Inc 21,621,185
98,681 Old Republic International Corp 3,609,751
14,810 Primerica, Inc 4,297,418
96,002 Principal Financial Group 7,915,365
39,292 Progressive Corp 9,683,120
154,095 Prudential Financial, Inc 18,608,512
28,153 Reinsurance Group of America, Inc (Class A) 6,414,943
21,024 RenaissanceRe Holdings Ltd 4,889,762
31,236 RLI Corp 2,291,161
96,780 Travelers Cos, Inc 23,728,520
80,088 Unum Group 6,106,710
127,428 W.R. Berkley Corp 7,496,589
960 White Mountains Insurance Group Ltd 1,855,162
42,774 Willis Towers Watson plc 14,096,813
TOTAL INSURANCE 441,157,794
MATERIALS - 4.2%
94,211 Air Products & Chemicals, Inc 31,585,180
50,282 (b) Albemarle Corp 4,233,242
107,384 Alcoa Corp 3,792,803
51,954 (a) Allegheny Technologies, Inc 2,966,054
616,499 Amcor plc 5,992,370
26,434 Aptargroup, Inc 4,154,103
23,104 Ashland, Inc 1,466,873
21,394 Avery Dennison Corp 3,973,508
91,513 (a) Axalta Coating Systems Ltd 3,288,977
125,548 Ball Corp 6,993,024
49,641 Berry Global Group, Inc 3,371,617
35,568 Celanese Corp (Series A) 2,526,751
76,465 CF Industries Holdings, Inc 7,050,838
43,268 Chemours Co 821,659
135,007 (a) Cleveland-Cliffs, Inc 1,382,472
294,078 Corteva, Inc 19,194,471
291,452 CRH plc 28,862,491

Large Cap Value Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
48,970 Crown Holdings, Inc $ 4,302,504
301,719 Dow, Inc 11,782,127
178,946 DuPont de Nemours, Inc 13,743,053
2,418 Eagle Materials, Inc 620,797
50,124 Eastman Chemical Co 4,994,857
12,768 Ecolab, Inc 3,194,426
95,916 Element Solutions, Inc 2,475,592
54,159 FMC Corp 3,020,989
607,496 Freeport-McMoRan, Inc (Class B) 21,778,732
130,333 Graphic Packaging Holding Co 3,575,034
78,504 Huntsman Corp 1,321,222
109,477 International Flavors & Fragrances, Inc 9,534,352
222,650 (b) International Paper Co 12,386,019
203,976 (a) Linde plc 90,997,773
5,624 Louisiana-Pacific Corp 657,839
111,591 LyondellBasell Industries NV 8,447,439
24,808 Martin Marietta Materials, Inc 13,498,529
137,123 Mosaic Co 3,824,360
51,360 (a),(b) MP Materials Corp 1,127,866
2,375 NewMarket Corp 1,182,797
492,814 Newmont Goldcorp Corp 21,053,014
102,759 Nucor Corp 13,197,338
47,468 Olin Corp 1,390,338
37,999 Packaging Corp of America 8,080,867
99,426 PPG Industries, Inc 11,471,772
22,890 Reliance Steel & Aluminum Co 6,626,655
25,740 Royal Gold, Inc 3,598,967
42,169 RPM International, Inc 5,338,595
18,203 Scotts Miracle-Gro Co (Class A) 1,291,685
58,982 Sealed Air Corp 2,054,343
8,950 Sherwin-Williams Co 3,205,532
31,630 Silgan Holdings, Inc 1,740,283
217,992 Smurfit WestRock plc 11,573,195
38,660 Sonoco Products Co 1,841,762
63,706 Steel Dynamics, Inc 8,167,109
94,288 United States Steel Corp 3,474,513
42,218 Vulcan Materials Co 11,574,065
15,923 Westlake Chemical Corp 1,819,521
TOTAL MATERIALS 461,622,294
MEDIA & ENTERTAINMENT - 2.4%
39,606 (a) Charter Communications, Inc 13,683,477
1,615,156 Comcast Corp (Class A) 54,366,151
112,676 Electronic Arts, Inc 13,849,007
94,070 Fox Corp (Class A) 4,814,502
54,213 Fox Corp (Class B) 2,634,752
31,137 (a) IAC, Inc 1,318,029
161,475 Interpublic Group of Cos, Inc 4,629,488
35,709 (a) Liberty Broadband Corp 2,737,452
4,845 (a) Liberty Broadband Corp (Class A) 368,365
6,403 (a) Liberty Media Corp-Liberty Formula One (Class A) 563,592
58,184 (a) Liberty Media Corp-Liberty Formula One (Class C) 5,568,209
8,510 (a) Liberty Media Corp-Liberty Live (Class A) 612,465
20,174 (a) Liberty Media Corp-Liberty Live (Class C) 1,484,605
7,004 (a) Madison Square Garden Sports Corp 1,539,969
103,170 Match Group, Inc 3,683,169
68,904 New York Times Co (Class A) 3,741,487
163,107 News Corp (Class A) 4,586,569
46,203 News Corp (Class B) 1,462,325
7,802 Nexstar Media Group, Inc 1,195,422
82,942 Omnicom Group, Inc 7,198,536
5,322 Paramount Global (Class A) 121,395
237,119 Paramount Global (Class B) 2,579,855

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
30,151 Playtika Holding Corp $ 216,183
45,462 (a) Roku, Inc 3,762,435
105,804 (b) Sirius XM Holdings, Inc 2,540,354
73,008 (a) Take-Two Interactive Software, Inc 13,543,714
29,183 (a) TKO Group Holdings, Inc 4,529,493
50,439 (a) TripAdvisor, Inc 885,709
18,488 (a) Trump Media & Technology Group Corp 589,028
772,830 Walt Disney Co 87,376,160
1,029,900 (a) Warner Bros Discovery, Inc 10,752,156
133,747 (a) ZoomInfo Technologies, Inc 1,376,257
TOTAL MEDIA & ENTERTAINMENT 258,310,310
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.2%
14,721 (a) 10X Genomics, Inc 220,815
428,893 AbbVie, Inc 78,873,423
122,910 Agilent Technologies, Inc 18,623,323
6,063 (a) Alnylam Pharmaceuticals, Inc 1,644,953
49,562 Amgen, Inc 14,145,986
290,720 (a) Avantor, Inc 6,477,242
62,058 (a) Biogen, Inc 8,932,008
80,935 (a) BioMarin Pharmaceutical, Inc 5,128,042
8,274 (a) Bio-Rad Laboratories, Inc (Class A) 2,985,921
66,575 Bio-Techne Corp 4,896,591
860,878 Bristol-Myers Squibb Co 50,748,758
25,787 (a) Brooks Automation, Inc 1,393,787
16,447 Bruker BioSciences Corp 956,393
21,892 (a) Charles River Laboratories International, Inc 3,606,926
273,985 Danaher Corp 61,027,419
210,477 (a) Elanco Animal Health, Inc 2,532,038
47,245 (a) Exact Sciences Corp 2,648,082
20,367 (a) Exelixis, Inc 675,166
26,531 (a),(b) Fortrea Holdings, Inc 445,986
529,717 Gilead Sciences, Inc 51,488,492
8,586 (a),(b) GRAIL, Inc 259,984
68,285 (a) Illumina, Inc 9,064,151
64,887 (a) Incyte Corp 4,812,020
9,564 (a) Ionis Pharmaceuticals, Inc 305,092
67,884 (a) IQVIA Holdings, Inc 13,669,122
26,083 (a) Jazz Pharmaceuticals plc 3,243,943
1,026,661 Johnson & Johnson 156,206,471
8,959 (a) Mettler-Toledo International, Inc 12,224,018
134,523 (a) Moderna, Inc 5,302,897
102,173 Organon & Co 1,589,812
52,735 PerkinElmer, Inc 6,651,466
62,527 Perrigo Co plc 1,557,548
2,406,390 Pfizer, Inc 63,817,463
92,050 QIAGEN NV 4,109,112
40,632 (a) Regeneron Pharmaceuticals, Inc 27,344,523
20,463 (a) Repligen Corp 3,401,155
184,455 (a) Roivant Sciences Ltd 2,052,984
159,228 Royalty Pharma plc 5,028,420
73,316 (a) Sotera Health Co 1,005,162
162,096 Thermo Fisher Scientific, Inc 96,892,884
18,718 (a) United Therapeutics Corp 6,573,200
54,887 (a) Vertex Pharmaceuticals, Inc 25,340,230
508,719 Viatris, Inc 5,738,350
9,853 (a) Waters Corp 4,093,724
12,229 West Pharmaceutical Services, Inc 4,176,815
34,322 Zoetis, Inc 5,865,630
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 787,777,527
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
128,960 (a) CBRE Group, Inc 18,665,670
173,992 (a) CoStar Group, Inc 13,327,787

Large Cap Value Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
10,441 (a) Howard Hughes Holdings, Inc $ 797,379
13,974 (a) Jones Lang LaSalle, Inc 3,951,847
1,160 (a) Seaport Entertainment Group, Inc 30,868
18,070 (a) Zillow Group, Inc (Class A) 1,431,144
65,939 (a) Zillow Group, Inc (Class C) 5,421,505
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 43,626,200
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
232,309 (a) Advanced Micro Devices, Inc 26,936,229
53,254 (a) Allegro MicroSystems, Inc 1,282,889
48,317 Amkor Technology, Inc 1,189,081
210,364 Analog Devices, Inc 44,574,028
28,587 Applied Materials, Inc 5,155,666
43,691 (a) Astera Labs, Inc 4,431,141
22,259 (a) Cirrus Logic, Inc 2,235,694
45,389 (a) First Solar, Inc 7,603,565
43,237 (a),(b) GLOBALFOUNDRIES, Inc 1,793,038
1,808,496 Intel Corp 35,139,077
7,820 (a) Lattice Semiconductor Corp 445,896
23,908 (a) MACOM Technology Solutions Holdings, Inc 3,161,833
334,505 Marvell Technology, Inc 37,752,234
227,322 Microchip Technology, Inc 12,343,585
467,827 Micron Technology, Inc 42,684,536
26,963 MKS Instruments, Inc 3,054,369
184,036 (a) ON Semiconductor Corp 9,632,444
15,595 (a) Onto Innovation, Inc 3,193,232
36,230 (a) Qorvo, Inc 3,006,365
27,570 QUALCOMM, Inc 4,767,680
68,150 Skyworks Solutions, Inc 6,048,994
5,839 Teradyne, Inc 676,098
341,285 Texas Instruments, Inc 63,004,624
9,916 Universal Display Corp 1,486,607
52,066 (a),(b) Wolfspeed, Inc 319,165
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 321,918,070
SOFTWARE & SERVICES - 3.7%
267,164 Accenture plc 102,844,782
64,530 (a) Akamai Technologies, Inc 6,446,547
49,091 Amdocs Ltd 4,329,335
37,420 (a) Ansys, Inc 13,115,710
11,335 (a) Aspentech Corp 2,987,339
32,965 (a) BILL Holdings, Inc 3,190,023
192,252 (a) CCC Intelligent Solutions Holdings, Inc 2,135,920
211,359 Cognizant Technology Solutions Corp (Class A) 17,460,367
23,230 Dolby Laboratories, Inc (Class A) 1,945,048
27,079 (a) DoubleVerify Holdings, Inc 558,098
62,497 (a) Dropbox, Inc 2,009,279
76,594 (a) DXC Technology Co 1,663,622
22,312 (a) EPAM Systems, Inc 5,666,355
1,586 (a) Fair Isaac Corp 2,971,466
49,787 (a) Fortinet, Inc 5,022,513
229,030 Gen Digital, Inc 6,163,197
4,470 (a) Globant S.A. 953,540
19,344 (a) Guidewire Software, Inc 4,086,807
17,656 (a) HashiCorp, Inc 603,835
31,175 (a) Informatica, Inc 800,574
390,740 International Business Machines Corp 99,912,218
95,123 (a) Kyndryl Holdings, Inc 3,610,869
65,627 (a),(b) MicroStrategy, Inc (Class A) 21,971,263
13,476 (a) nCino OpCo, Inc 458,319
74,528 (a) Nutanix, Inc 5,124,918
36,459 (a) Okta, Inc 3,435,167
19,943 (a) PTC, Inc 3,858,572
45,351 Roper Industries, Inc 26,106,303

SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
60,394 Salesforce, Inc $ 20,636,630
99,976 (a) SentinelOne, Inc 2,394,425
52,184 (a) Twilio, Inc 7,649,131
2,726 (a) Tyler Technologies, Inc 1,640,071
37,819 (a) UiPath, Inc 537,786
60,684 (a) Unity Software, Inc 1,347,185
33,106 (a) VeriSign, Inc 7,117,790
110,449 (a) Zoom Video Communications, Inc 9,602,436
TOTAL SOFTWARE & SERVICES 400,357,440
TECHNOLOGY HARDWARE & EQUIPMENT - 2.7%
211,209 Amphenol Corp (Class A) 14,949,373
22,040 (a) Arrow Electronics, Inc 2,568,762
42,751 Avnet, Inc 2,208,517
28,623 CDW Corp 5,699,984
62,079 (a) Ciena Corp 5,409,564
1,698,700 Cisco Systems, Inc 102,941,220
69,691 Cognex Corp 2,780,671
53,034 (a) Coherent Corp 4,799,047
322,083 Corning, Inc 16,774,083
21,764 Crane NXT Co 1,392,243
96,531 Dell Technologies, Inc 10,000,612
25,036 (a) F5 Networks, Inc 7,442,201
541,873 Hewlett Packard Enterprise Co 11,482,289
314,882 HP, Inc 10,233,665
5,656 (a),(b) Ingram Micro Holding Corp 131,898
12,912 (a) IPG Photonics Corp 946,837
43,571 Jabil Inc 7,076,366
137,270 Juniper Networks, Inc 4,785,232
74,697 (a) Keysight Technologies, Inc 13,322,210
9,838 Littelfuse, Inc 2,344,986
29,430 (a) Lumentum Holdings, Inc 2,503,316
37,016 Motorola Solutions, Inc 17,369,758
48,753 NetApp, Inc 5,952,741
15,909 (a) Pure Storage, Inc 1,078,471
31,236 TD SYNNEX Corp 4,451,442
19,404 (a) Teledyne Technologies, Inc 9,921,847
104,386 (a) Trimble Inc 7,824,775
1,001 Ubiquiti, Inc 403,943
66,186 Vontier Corp 2,551,470
146,968 (a) Western Digital Corp 9,572,026
17,231 (a) Zebra Technologies Corp (Class A) 6,753,518
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 295,673,067
TELECOMMUNICATION SERVICES - 1.8%
3,061,220 AT&T, Inc 72,642,751
101,644 (a) Frontier Communications Parent, Inc 3,634,789
43,240 (a),(c) GCI Liberty, Inc 432
46,682 Iridium Communications, Inc 1,342,108
73,738 (a) Liberty Global Ltd 864,947
71,090 (a) Liberty Global Ltd 818,246
203,741 T-Mobile US, Inc 47,465,541
1,788,829 Verizon Communications, Inc 70,461,974
TOTAL TELECOMMUNICATION SERVICES 197,230,788
TRANSPORTATION - 2.1%
50,075 (a) Alaska Air Group, Inc 3,667,994
3,876 (a),(b) Amerco, Inc 282,444
260,343 (a) American Airlines Group, Inc 4,405,004
2,743 (a),(b) Avis Budget Group, Inc 246,047
49,132 CH Robinson Worldwide, Inc 4,888,143
829,859 CSX Corp 27,277,465
272,848 Delta Air Lines, Inc 18,354,485
50,647 Expeditors International Washington, Inc 5,752,486
95,792 FedEx Corp 25,372,427

Large Cap Value Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TRANSPORTATION (continued)
47,442 (a) GXO Logistics, Inc $ 2,156,239
35,592 JB Hunt Transport Services, Inc 6,094,062
24,825 (a) Kirby Corp 2,709,649
66,267 Knight-Swift Transportation Holdings, Inc 3,783,183
15,244 Landstar System, Inc 2,510,077
48,120 (a) Lyft, Inc (Class A) 651,545
95,944 Norfolk Southern Corp 24,494,503
17,867 Ryder System, Inc 2,848,179
4,722 (a) Saia, Inc 2,267,079
21,540 Schneider National, Inc 640,815
256,095 Southwest Airlines Co 7,864,678
23,814 U-Haul Holding Co 1,541,718
134,755 Union Pacific Corp 33,390,941
138,482 (a) United Airlines Holdings, Inc 14,656,935
309,515 United Parcel Service, Inc (Class B) 35,355,898
TOTAL TRANSPORTATION 231,211,996
UTILITIES - 4.5%
303,952 AES Corp 3,343,472
109,345 Alliant Energy Corp 6,438,234
114,055 Ameren Corp 10,743,981
224,131 American Electric Power Co, Inc 22,045,525
83,348 American Water Works Co, Inc 10,388,495
65,850 Atmos Energy Corp 9,384,284
61,700 (b) Brookfield Renewable Corp 1,646,773
271,542 Centerpoint Energy, Inc 8,844,123
14,977 Clearway Energy, Inc (Class A) 367,386
35,390 Clearway Energy, Inc (Class C) 917,663
127,481 CMS Energy Corp 8,413,746
148,362 Consolidated Edison, Inc 13,907,454
112,357 Constellation Energy Corp 33,704,853
359,097 Dominion Energy, Inc 19,962,202
88,621 DTE Energy Co 10,623,885
330,664 Duke Energy Corp 37,031,061
161,800 Edison International 8,737,200
182,768 Entergy Corp 14,818,829
107,922 Essential Utilities, Inc 3,829,073
90,112 Evergy, Inc 5,782,487
150,553 Eversource Energy 8,683,897
428,132 Exelon Corp 17,125,280
245,559 FirstEnergy Corp 9,773,248
22,598 Idacorp, Inc 2,484,424
87,047 MDU Resources Group, Inc 1,551,178
35,465 National Fuel Gas Co 2,483,614
877,161 NextEra Energy, Inc 62,769,641
194,261 NiSource, Inc 7,245,935
54,171 NRG Energy, Inc 5,549,277
85,478 OGE Energy Corp 3,609,736
908,051 PG&E Corp 14,210,998
48,400 Pinnacle West Capital Corp 4,208,864
316,344 PPL Corp 10,629,158
210,263 Public Service Enterprise Group, Inc 17,565,371
269,070 Sempra Energy 22,313,975
469,005 Southern Co 39,372,970
82,519 UGI Corp 2,535,809
135,402 WEC Energy Group, Inc 13,440,003
244,532 Xcel Energy, Inc 16,432,550
TOTAL UTILITIES 492,916,654
TOTAL COMMON STOCKS
(Cost $6,961,294,354) 10,915,362,444

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
SHARES DESCRIPTION VALUE
INVESTMENT COMPANIES - 0.2%
100,105 iShares Russell 1000 Value ETF $ 19,374,321
TOTAL INVESTMENT COMPANIES
(Cost $18,704,488) 19,374,321
TOTAL LONG-TERM INVESTMENTS
(Cost $6,979,998,842) 10,934,736,765
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
14,596,953 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (f) 14,596,953
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $14,596,953) 14,596,953
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.0%
REPURCHASE AGREEMENT - 0.0%
$ 2,061,000 (g) Fixed Income Clearing Corporation 4 .340 02/03/25 2,061,000
TOTAL REPURCHASE AGREEMENT 2,061,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,061,000) 2,061,000
TOTAL INVESTMENTS - 100.1%
(Cost $6,996,656,795) 10,951,394,718
OTHER ASSETS & LIABILITIES, NET - (0.1)% (15,555,476)
NET ASSETS - 100.0% $ 10,935,839,242
ETF Exchange Traded Fund
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $46,333,191.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) When-issued or delayed delivery security.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $2,061,745 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
0.500% and maturity date 5/31/27, valued at $2,102,262.

Large Cap Value Index

Portfolio of Investments January 31, 2025
(continued)
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Large Cap Value Index
Long-Term Investments
:
Common stocks $10,914,780,571 $— $581,873 $10,915,362,444
Investment companies 19,374,321 — — 19,374,321
Investments purchased with collateral from securities lending 14,596,953 — — 14,596,953
Short-Term Investments
:
Repurchase agreement — 2,061,000 — 2,061,000
Total $10,948,751,845 $2,061,000 $581,873 $10,951,394,718
1 1 1 1 1

Portfolio of Investments January 31, 2025
Small Cap Blend Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.6%
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 1.2%
114,756 (a) Adient plc $ 2,000,197
152,153 (a) American Axle & Manufacturing Holdings, Inc 795,760
22,990 (a) Cooper-Standard Holdings, Inc 354,506
166,612 Dana Inc 2,655,795
33,783 (a) Dorman Products, Inc 4,435,032
55,656 (a) Fox Factory Holding Corp 1,520,522
40,637 (a) Gentherm, Inc 1,550,302
371,482 (a) Goodyear Tire & Rubber Co 3,295,045
56,801 (a) Holley, Inc 173,243
32,614 LCI Industries 3,417,621
21,628 (a) Livewire Group, Inc 68,128
30,402 (a),(b) Luminar Technologies, Inc 174,812
67,952 (a) Modine Manufacturing Co 6,893,730
42,588 Patrick Industries, Inc 4,136,998
55,037 Phinia, Inc 2,800,833
211,191 (a),(b) Solid Power, Inc 293,556
27,701 Standard Motor Products, Inc 859,285
35,980 (a) Stoneridge, Inc 186,017
35,213 (a) Visteon Corp 2,960,005
37,290 Winnebago Industries, Inc 1,782,462
33,043 (a) XPEL, Inc 1,385,493
TOTAL AUTOMOBILES & COMPONENTS 41,739,342
BANKS - 10.4%
22,982 1st Source Corp 1,441,431
11,792 ACNB Corp 484,651
24,152 Amalgamated Financial Corp 843,871
45,898 Amerant Bancorp, Inc 1,064,834
86,675 Ameris Bancorp 5,690,214
10,397 Ames National Corp 188,498
20,287 Arrow Financial Corp 539,837
212,939 Associated Banc-Corp 5,353,286
117,799 Atlantic Union Bankshares Corp 4,449,268
71,884 (a) Axos Financial, Inc 5,026,848
181,795 Banc of California, Inc 2,912,356
26,254 Bancfirst Corp 3,126,326
61,688 (a) Bancorp, Inc 3,766,669
12,630 Bank First Corp 1,277,903
50,724 Bank of Hawaii Corp 3,779,445
21,702 Bank of Marin Bancorp 548,410
57,157 Bank of NT Butterfield & Son Ltd 2,097,090
4,212 Bank7 Corp 180,948
98,077 BankUnited, Inc 4,031,945
8,096 Bankwell Financial Group, Inc 252,433
45,362 Banner Corp 3,205,733
20,159 Bar Harbor Bankshares 638,637
12,869 BayCom Corp 360,203
17,299 BCB Bancorp, Inc 187,348
58,022 Berkshire Hills Bancorp, Inc 1,706,427
31,713 (a) Blue Foundry Bancorp 309,202
25,156 (a) Bridgewater Bancshares, Inc 355,203
118,063 Brookline Bancorp, Inc 1,443,910
17,586 Burke & Herbert Financial Services Corp 1,130,956
32,439 Business First Bancshares, Inc 875,529
41,696 Byline Bancorp, Inc 1,223,361
239,166 Cadence Bank 8,418,643
19,391 Camden National Corp 879,576
12,139 Capital Bancorp, Inc 376,552
18,901 Capital City Bank Group, Inc 697,258

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
161,890 Capitol Federal Financial, Inc $ 963,245
30,695 (a) Carter Bankshares, Inc 540,846
89,405 Cathay General Bancorp 4,245,843
36,449 Central Pacific Financial Corp 1,089,461
4,222 Chemung Financial Corp 213,422
10,731 ChoiceOne Financial Services, Inc 359,596
17,196 Citizens & Northern Corp 366,791
5,876 Citizens Financial Services, Inc 359,846
19,006 City Holding Co 2,245,179
18,904 Civista Bancshares, Inc 417,022
27,365 CNB Financial Corp 692,334
13,841 (a) Coastal Financial Corp 1,234,340
21,607 Colony Bankcorp, Inc 364,078
35,116 (a) Columbia Financial, Inc 519,366
68,937 Community Bank System, Inc 4,517,442
20,619 Community Trust Bancorp, Inc 1,103,323
22,805 Community West Bancshares 444,469
49,791 ConnectOne Bancorp, Inc 1,261,704
59,959 (a) CrossFirst Bankshares, Inc 973,734
37,753 (a) Customers Bancorp, Inc 2,151,166
174,151 CVB Financial Corp 3,629,307
47,638 Dime Community Bancshares, Inc 1,487,735
38,097 Eagle Bancorp, Inc 998,522
250,936 Eastern Bankshares, Inc 4,607,185
12,398 Enterprise Bancorp, Inc 524,807
48,919 Enterprise Financial Services Corp 2,927,313
17,491 Equity Bancshares, Inc 762,608
9,679 Esquire Financial Holdings, Inc 865,012
11,338 ESSA Bancorp, Inc 237,078
16,904 Farmers & Merchants Bancorp, Inc 459,282
48,973 Farmers National Banc Corp 673,868
46,971 FB Financial Corp 2,480,539
6,177 Fidelity D&D Bancorp, Inc 276,730
19,973 Financial Institutions, Inc 526,688
53,480 First Bancorp 2,360,072
212,978 First BanCorp 4,421,423
13,531 First Bancorp, Inc 349,641
41,304 First Bancshares, Inc 1,584,008
24,226 First Bank 368,477
67,027 First Busey Corp 1,627,416
9,719 First Business Financial Services, Inc 502,084
136,677 First Commonwealth Financial Corp 2,279,772
23,921 First Community Bancshares, Inc 1,037,454
123,671 First Financial Bancorp 3,465,261
168,157 First Financial Bankshares, Inc 6,265,530
15,228 First Financial Corp 733,837
9,426 First Financial Northwest, Inc 199,266
82,926 First Foundation, Inc 427,069
10,867 First Internet Bancorp 353,938
103,940 First Interstate BancSystem, Inc 3,424,823
76,944 First Merchants Corp 3,419,391
30,557 First Mid Bancshares, Inc 1,159,027
28,032 First of Long Island Corp 364,416
11,035 (a) First Western Financial, Inc 232,838
21,926 Five Star Bancorp 666,770
38,663 Flushing Financial Corp 539,349
8,212 FS Bancorp, Inc 332,093
239,122 Fulton Financial Corp 4,863,741
17,596 (a) FVCBankcorp, Inc 212,384
37,852 German American Bancorp, Inc 1,564,423
147,784 Glacier Bancorp, Inc 7,340,431
11,809 Great Southern Bancorp, Inc 694,251

SHARES DESCRIPTION VALUE
BANKS (continued)
9,442 Greene County Bancorp, Inc $ 250,213
11,476 Guaranty Bancshares, Inc 471,778
112,127 Hancock Whitney Corp 6,698,467
39,747 Hanmi Financial Corp 954,723
52,559 HarborOne Bancorp, Inc 571,316
17,094 HBT Financial, Inc 415,726
55,280 Heartland Financial USA, Inc 3,574,958
80,674 Heritage Commerce Corp 781,731
45,837 Heritage Financial Corp 1,178,011
61,270 Hilltop Holdings, Inc 1,849,129
2,081 Hingham Institution For Savings The 531,175
9,112 Home Bancorp, Inc 457,422
241,226 Home Bancshares, Inc 7,282,613
24,748 HomeStreet, Inc 249,212
20,789 HomeTrust Bancshares, Inc 764,412
154,369 Hope Bancorp, Inc 1,799,943
56,022 Horizon Bancorp, Inc 940,609
54,988 Independent Bank Corp 3,692,994
27,331 Independent Bank Corp 994,848
70,830 International Bancshares Corp 4,666,989
12,280 Investar Holding Corp 234,180
15,873 John Marshall Bancorp, Inc 300,158
69,147 Kearny Financial Corp 477,114
32,861 Lakeland Financial Corp 2,235,862
13,925 LCNB Corp 215,281
28,662 LINKBANCORP, Inc 202,640
45,800 Live Oak Bancshares, Inc 1,625,442
21,514 Mercantile Bank Corp 1,050,098
25,254 Metrocity Bankshares, Inc 779,338
13,037 (a) Metropolitan Bank Holding Corp 836,063
19,978 Mid Penn Bancorp, Inc 601,737
10,348 Middlefield Banc Corp 268,117
25,903 Midland States Bancorp, Inc 498,892
21,449 MidWestOne Financial Group, Inc 678,432
14,402 MVB Financial Corp 280,983
48,566 National Bank Holdings Corp 2,094,652
7,584 National Bankshares, Inc 222,894
52,590 (a) NB Bancorp, Inc 1,007,624
60,003 NBT Bancorp, Inc 2,857,943
332,791 New York Community Bancorp, Inc 3,936,918
16,983 Nicolet Bankshares, Inc 1,904,304
8,589 Northeast Bank 869,207
16,152 Northeast Community Bancorp, Inc 400,570
54,701 Northfield Bancorp, Inc 638,361
6,833 Northrim BanCorp, Inc 581,693
164,670 Northwest Bancshares, Inc 2,175,291
9,670 Norwood Financial Corp 257,415
8,516 Oak Valley Bancorp 220,309
73,825 OceanFirst Financial Corp 1,325,897
58,852 OFG Bancorp 2,513,569
413,213 Old National Bancorp 9,855,130
58,579 Old Second Bancorp, Inc 1,100,699
13,750 Orange County Bancorp, Inc 355,713
36,256 Origin Bancorp, Inc 1,374,828
24,652 Orrstown Financial Services, Inc 895,854
123,713 Pacific Premier Bancorp, Inc 3,204,167
19,240 Park National Corp 3,265,220
11,704 Parke Bancorp, Inc 236,889
31,816 Pathward Financial, Inc 2,536,690
14,201 PCB Bancorp 273,937
22,843 Peapack Gladstone Financial Corp 722,981
6,105 Peoples Bancorp of North Carolina, Inc 173,931

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
BANKS (continued)
45,150 Peoples Bancorp, Inc $ 1,474,148
12,298 Peoples Financial Services Corp 632,978
12,534 (a) Pioneer Bancorp, Inc 145,144
7,368 Plumas Bancorp 335,981
23,086 (a) Ponce Financial Group, Inc 306,351
16,183 Preferred Bank 1,478,479
44,801 Premier Financial Corp 1,246,812
26,528 Primis Financial Corp 294,196
6,731 Princeton Bancorp, Inc 205,430
21,060 (a) Provident Bancorp Inc 246,613
162,909 Provident Financial Services, Inc 3,025,220
21,993 QCR Holdings, Inc 1,710,176
20,038 RBB Bancorp 376,915
5,706 Red River Bancshares, Inc 318,395
79,229 Renasant Corp 3,080,424
10,738 Republic Bancorp, Inc (Class A) 702,802
51,396 S&T Bancorp, Inc 2,027,058
59,795 Sandy Spring Bancorp, Inc 2,022,865
111,945 Seacoast Banking Corp of Florida 3,184,835
65,463 ServisFirst Bancshares, Inc 5,935,530
39,076 Shore Bancshares, Inc 638,893
18,048 Sierra Bancorp 543,967
160,869 Simmons First National Corp (Class A) 3,654,944
21,563 SmartFinancial, Inc 760,311
15,988 South Plains Financial, Inc 574,449
32,269 (a) Southern California Bancorp 535,665
10,600 (a) Southern First Bancshares, Inc 390,080
12,797 Southern Missouri Bancorp, Inc 757,326
9,401 Southern States Bancshares, Inc 309,105
36,743 Southside Bancshares, Inc 1,154,832
128,168 SouthState Corp 13,533,259
64,550 Stellar Bancorp, Inc 1,833,220
23,940 (a) Sterling Bancorp, Inc 112,757
33,650 Stock Yards Bancorp, Inc 2,480,342
60,540 (a) Texas Capital Bancshares, Inc 4,779,633
15,693 (a) Third Coast Bancshares, Inc 565,733
9,087 Timberland Bancorp, Inc 272,792
17,149 Tompkins Trustco, Inc 1,201,630
91,657 Towne Bank 3,278,571
42,158 Trico Bancshares 1,849,471
28,868 (a) Triumph Financial, Inc 2,224,568
25,242 TrustCo Bank Corp NY 811,783
79,386 Trustmark Corp 2,976,975
58,797 UMB Financial Corp 6,932,166
173,528 United Bankshares, Inc 6,680,828
157,349 United Community Banks, Inc 5,219,266
7,945 Unity Bancorp, Inc 384,141
38,986 Univest Financial Corp 1,184,785
15,236 USCB Financial Holdings, Inc 289,179
615,421 Valley National Bancorp 6,326,528
69,585 Veritex Holdings, Inc 1,864,878
5,470 Virginia National Bankshares Corp 199,436
87,177 Washington Federal, Inc 2,587,413
23,311 Washington Trust Bancorp, Inc 763,901
74,305 WesBanco, Inc 2,603,647
22,562 West Bancorporation, Inc 494,785
32,650 Westamerica Bancorporation 1,689,964
77,880 WSFS Financial Corp 4,361,280
TOTAL BANKS 373,160,014
CAPITAL GOODS - 12.4%
80,326 (a) 374Water, Inc 41,384
165,797 (a) 3D Systems Corp 596,869

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
44,949 (a) AAR Corp $ 3,045,744
36,735 (a) Aerovironment, Inc 6,617,810
45,030 (a) AerSale Corp 304,853
13,288 Alamo Group, Inc 2,465,721
41,031 Albany International Corp (Class A) 3,313,253
18,217 Allied Motion Technologies, Inc 459,251
35,339 (b) Alta Equipment Group, Inc 257,975
43,486 (a) Ameresco, Inc 984,088
46,433 (a) American Superconductor Corp 1,219,795
20,846 (a) American Woodmark Corp 1,623,070
13,071 (a) Amprius Technologies, Inc 43,526
28,275 Apogee Enterprises, Inc 1,442,590
50,119 Applied Industrial Technologies, Inc 13,032,444
301,457 (a) Archer Aviation, Inc 2,848,769
62,707 Arcosa, Inc 6,352,219
16,572 Argan, Inc 2,267,050
207,606 (a),(b) Array Technologies, Inc 1,521,752
30,543 Astec Industries, Inc 1,066,256
38,742 (a) Astronics Corp 685,733
47,180 Atkore, Inc 3,842,339
110,289 Atmus Filtration Technologies, Inc 4,612,286
38,553 AZZ, Inc 3,307,462
80,439 (a) Beacon Roofing Supply, Inc 9,519,151
131,377 (a),(b) Blink Charging Co 160,280
263,791 (a),(b) Bloom Energy Corp 6,220,192
41,167 (a) Blue Bird Corp 1,466,369
10,881 (a) BlueLinx Holdings, Inc 1,172,754
51,219 Boise Cascade Co 6,461,789
18,047 (a) Bowman Consulting Group Ltd 458,935
32,916 Brookfield Business Corp 785,705
19,476 (a) Byrna Technologies, Inc 526,631
35,266 Cadre Holdings, Inc 1,359,504
27,788 (a) Caesarstone Sdot-Yam Ltd 122,267
21,572 (a),(b) Centuri Holdings, Inc 480,624
530,220 (a),(b) ChargePoint Holdings, Inc 510,178
55,989 (a) Chart Industries, Inc 11,846,713
38,405 Columbus McKinnon Corp 1,398,710
42,685 (a) Commercial Vehicle Group, Inc 89,212
32,351 Concrete Pumping Holdings, Inc 273,689
56,577 (a) Construction Partners, Inc 4,548,791
21,803 CSW Industrials, Inc 7,190,847
64,572 (a),(b) Custom Truck One Source, Inc 328,671
141,148 (a) DNOW, Inc 2,100,282
29,703 Douglas Dynamics, Inc 767,823
17,595 (a) Ducommun, Inc 1,203,146
16,317 (a) DXP Enterprises, Inc 1,652,749
37,323 (a) Dycom Industries, Inc 7,060,019
6,955 Eastern Co 187,924
75,714 (a) Energy Recovery, Inc 1,085,739
134,808 (a),(b) Energy Vault Holdings, Inc 234,566
71,476 Enerpac Tool Group Corp 3,230,000
52,845 EnerSys 5,129,664
215,679 (a),(b) Enovix Corp 2,601,089
27,615 EnPro Industries, Inc 5,128,105
34,133 ESCO Technologies, Inc 4,530,814
65,295 (a),(b) Eve Holding, Inc 334,963
6,471 EVI Industries, Inc 112,207
78,042 Federal Signal Corp 7,672,309
80,701 (a),(b) Fluence Energy, Inc 1,049,920
222,355 (a) Fluor Corp 10,719,735
58,418 Franklin Electric Co, Inc 5,841,216
152,807 (a),(b) Freyr Battery, Inc 287,277

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
132,935 FTAI Aviation Ltd $ 13,363,956
20,992 (a),(b) FuelCell Energy, Inc 161,219
46,300 GATX Corp 7,661,261
13,295 (a) Gencor Industries, Inc 204,610
39,822 (a) Gibraltar Industries, Inc 2,443,876
18,424 Global Industrial Co 455,257
51,986 (a) GMS, Inc 4,384,499
26,223 Gorman-Rupp Co 1,006,439
351,751 (a),(b) GrafTech International Ltd 527,626
13,824 (a) Graham Corp 627,886
57,527 Granite Construction, Inc 5,070,430
82,913 (a) Great Lakes Dredge & Dock Corp 911,214
39,817 Greenbrier Cos, Inc 2,638,274
49,475 Griffon Corp 3,748,721
43,018 H&E Equipment Services, Inc 3,815,266
43,847 Helios Technologies, Inc 1,956,015
36,509 Herc Holdings, Inc 7,446,376
91,875 Hillenbrand, Inc 3,122,831
256,015 (a) Hillman Solutions Corp 2,560,150
57,112 (a) Hudson Technologies, Inc 331,250
187,746 (a),(b) Hyliion Holdings Corp 441,203
14,685 Hyster-Yale Materials Handling, Inc 784,473
10,768 (a) IES Holdings, Inc 2,382,743
25,320 Insteel Industries, Inc 726,431
38,674 (a),(b) Intuitive Machines, Inc 838,452
192,600 (a) Janus International Group, Inc 1,596,654
113,834 (a) JELD-WEN Holding, Inc 1,015,399
61,703 John Bean Technologies Corp 8,206,499
15,427 Kadant, Inc 5,752,728
7,176 Karat Packaging, Inc 221,810
103,083 Kennametal, Inc 2,468,838
194,834 (a) Kratos Defense & Security Solutions, Inc 6,501,611
13,914 (a) Lawson Products, Inc 448,727
12,187 (a) LB Foster Co (Class A) 339,164
95,996 (a) Leonardo DRS, Inc 3,374,259
13,848 (a) Limbach Holdings, Inc 1,280,663
14,319 Lindsay Corp 1,921,467
35,165 LSI Industries, Inc 740,927
36,674 Luxfer Holdings plc 518,937
45,765 (a) Manitowoc Co, Inc 457,192
164,877 (a) Masterbrand, Inc 2,855,670
35,714 (a) Matrix Service Co 484,282
14,640 (a) Mayville Engineering Co Inc 232,044
32,180 McGrath RentCorp 3,947,521
68,547 (a) Mercury Computer Systems, Inc 2,857,724
14,957 Miller Industries, Inc 986,713
37,395 Moog, Inc (Class A) 6,793,176
110,682 (a) MRC Global, Inc 1,624,812
145,543 Mueller Industries, Inc 11,461,511
204,573 Mueller Water Products, Inc (Class A) 4,705,179
21,075 (a) MYR Group, Inc 2,983,588
5,264 (a),(b) NANO Nuclear Energy, Inc 203,296
6,945 National Presto Industries, Inc 667,901
28,744 (a),(b) Net Power, Inc 246,911
189,740 (a) NEXTracker, Inc 9,566,691
62,006 (a) NN, Inc 188,498
13,656 (a) Northwest Pipe Co 660,404
111,228 (a),(b) NuScale Power Corp 2,651,676
4,550 Omega Flex, Inc 179,088
41,404 (a) Orion Marine Group, Inc 326,264
27,268 Park Aerospace Corp 395,113
10,937 Park-Ohio Holdings Corp 272,113

SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
1,045,743 (a),(b) Plug Power, Inc $ 1,945,082
12,282 Powell Industries, Inc 2,944,978
3,385 Preformed Line Products Co 509,239
70,416 Primoris Services Corp 5,405,836
33,921 (a) Proto Labs, Inc 1,415,523
59,599 Quanex Building Products Corp 1,251,579
30,308 (a),(b) Redwire Corp 724,967
190,604 (a) Resideo Technologies, Inc 4,292,402
67,651 REV Group, Inc 2,347,490
453,792 (a),(b) Rocket Lab USA, Inc 13,182,658
10,640 Rush Enterprises, Inc 609,885
80,100 Rush Enterprises, Inc (Class A) 4,866,075
172,581 (a),(b) SES AI Corp 203,646
220,736 (a) Shoals Technologies Group, Inc 1,055,118
46,436 Shyft Group, Inc 557,696
13,098 (a) Southland Holdings, Inc 39,949
58,503 (a) SPX Technologies, Inc 8,688,866
15,450 Standex International Corp 2,822,715
33,249 (a),(b) Stem, Inc 20,172
39,265 (a) Sterling Construction Co, Inc 5,592,121
280,768 (a) Sunrun, Inc 2,540,950
3,212 (a),(b) Taylor Devices, Inc 107,281
28,922 Tecnoglass, Inc 2,198,072
25,062 Tennant Co 2,143,302
87,411 Terex Corp 4,203,595
45,098 (a) Thermon Group Holdings, Inc 1,248,313
68,648 (a) Titan International, Inc 606,162
25,486 (a) Titan Machinery, Inc 477,098
43,078 (a),(b) TPI Composites, Inc 70,217
11,701 (a) Transcat, Inc 901,211
104,610 Trinity Industries, Inc 3,957,396
97,029 (a) Triumph Group, Inc 1,818,323
57,548 (a) Tutor Perini Corp 1,386,331
15,002 Twin Disc, Inc 169,373
78,658 UFP Industries, Inc 9,096,798
13,610 (a) Ultralife Corp 103,164
18,069 (a) V2X, Inc 941,937
29,475 (a) Vicor Corp 1,507,352
34,398 (a),(b) Virgin Galactic Holdings, Inc 163,734
14,200 (a),(b) VirTra, Inc 90,454
58,601 Wabash National Corp 914,176
35,545 Watts Water Technologies, Inc (Class A) 7,349,995
3,720 Willis Lease Finance Corp 721,382
55,696 (a) Xometry, Inc 1,849,664
189,075 Zurn Elkay Water Solutions Corp 7,457,118
TOTAL CAPITAL GOODS 445,047,701
COMMERCIAL & PROFESSIONAL SERVICES - 4.1%
83,277 ABM Industries, Inc 4,443,661
115,739 ACCO Brands Corp 608,787
194,608 (a) ACV Auctions, Inc 4,117,905
552,727 Alight, Inc 3,786,180
36,067 Aris Water Solution, Inc 920,791
25,633 (a) Asure Software, Inc 302,982
34,560 Barrett Business Services, Inc 1,497,485
32,680 (a) BlackSky Technology, Inc 489,873
75,828 (a) BrightView Holdings, Inc 1,195,049
58,363 Brink's Co 5,447,019
81,367 (a) Casella Waste Systems, Inc (Class A) 8,750,207
63,182 (a) CBIZ, Inc 5,421,647
36,420 (a) CECO Environmental Corp 1,031,414
22,407 (a) Cimpress plc 1,489,617
1,670 Compx International, Inc 40,932

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
COMMERCIAL & PROFESSIONAL SERVICES (continued)
212,998 (a) Conduent, Inc $ 843,472
143,410 (a) CoreCivic, Inc 2,934,169
8,856 CRA International, Inc 1,625,784
38,720 CSG Systems International, Inc 2,276,349
59,366 Deluxe Corp 1,376,698
10,947 (a) DLH Holdings Corp 82,102
77,958 (a) Driven Brands Holdings, Inc 1,287,087
33,898 Ennis, Inc 703,384
205,985 (a) ExlService Holdings, Inc 10,352,806
65,259 Exponent, Inc 5,982,293
80,634 (a) First Advantage Corp 1,522,370
80,965 (a),(b) FiscalNote Holdings, Inc 101,206
15,725 (a) Forrester Research, Inc 239,806
15,776 (a) Franklin Covey Co 598,068
166,808 (a) GEO Group, Inc 5,256,120
106,622 (a) Harsco Corp 1,021,439
99,048 (a) Healthcare Services Group 1,098,442
27,521 Heidrick & Struggles International, Inc 1,279,451
90,990 Herman Miller, Inc 2,041,816
7,182 HireQuest, Inc 93,366
62,725 HNI Corp 3,126,841
22,905 (a) Huron Consulting Group, Inc 2,903,896
24,490 ICF International, Inc 2,858,228
34,234 (a),(b) Innodata, Inc 1,269,397
47,933 Insperity, Inc 3,595,454
75,435 Interface, Inc 1,867,771
40,981 Kelly Services, Inc (Class A) 577,012
24,542 Kforce, Inc 1,367,726
68,336 Korn/Ferry International 4,833,405
151,051 (a),(b) LanzaTech Global, Inc 142,275
168,857 (a) Legalzoom.com, Inc 1,518,024
27,926 (a) Liquidity Services, Inc 967,636
39,687 Matthews International Corp (Class A) 1,110,839
77,813 MAXIMUS, Inc 5,858,541
27,337 (a) Mistras Group, Inc 271,183
43,160 (a) Montrose Environmental Group, Inc 898,591
9,268 NL Industries, Inc 71,364
77,184 (a) NV5 Global, Inc 1,454,147
139,441 (a) OPENLANE, Inc 2,832,047
16,895 (a),(b) Perma-Fix Environmental Services, Inc 172,836
201,825 Pitney Bowes, Inc 1,798,261
283,183 (a) Planet Labs PBC 1,727,416
44,823 Quad Graphics, Inc 301,211
23,022 (a),(b) Quest Resource Holding Corp 134,679
43,962 Resources Connection, Inc 369,281
30,243 (a),(b) Spire Global, Inc 518,667
116,907 Steelcase, Inc (Class A) 1,342,092
41,880 TriNet Group, Inc 3,911,173
41,004 (a) TrueBlue, Inc 334,183
27,064 TTEC Holdings, Inc 102,302
19,775 Unifirst Corp 4,238,178
163,387 (a) Upwork, Inc 2,574,979
212,519 (a) Verra Mobility Corp 5,608,376
27,586 (a) Viad Corp 1,089,647
13,996 (b) Virco Mfg. Corp 152,556
22,756 VSE Corp 2,329,077
16,227 (a) Willdan Group, Inc 573,543
56,566 (a) WNS Holdings Ltd 3,464,667
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 148,527,278
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 2.4%
36,380 (a),(b) 1-800-FLOWERS.COM, Inc (Class A) 292,131
33,826 (a) 1stdibs.com, Inc 131,583

SHARES DESCRIPTION VALUE
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL (continued)
65,994 (a) Abercrombie & Fitch Co (Class A) $ 7,878,364
90,657 Academy Sports & Outdoors, Inc 4,742,268
23,569 A-Mark Precious Metals, Inc 663,939
233,534 American Eagle Outfitters, Inc 3,769,239
8,391 (a) America's Car-Mart, Inc 408,558
69,529 Arhaus, Inc 853,816
112,475 Arko Corp 795,198
25,879 (a) Asbury Automotive Group, Inc 7,677,782
157,351 (a),(b) BARK, Inc 294,246
38,908 (a) Boot Barn Holdings, Inc 6,258,352
40,571 Buckle, Inc 1,931,585
16,594 Build-A-Bear Workshop, Inc 702,590
41,245 Caleres, Inc 756,021
74,733 Camping World Holdings, Inc 1,725,585
8,594 (a) Citi Trends, Inc 222,585
50,210 (b) Designer Brands, Inc 252,556
49,808 (a) Destination XL Group, Inc 135,478
125,786 (a) EVgo, Inc 436,477
109,037 (a) Foot Locker, Inc 2,186,192
13,851 (a) Genesco, Inc 576,894
31,833 (a),(b) GigaCloud Technology, Inc 678,679
17,180 Group 1 Automotive, Inc 7,842,498
31,047 (a),(b) Groupon, Inc 325,062
80,682 (a) GrowGeneration Corp 112,955
20,154 Haverty Furniture Cos, Inc 452,054
6,255 J Jill, Inc 170,887
19,032 (a) Lands' End, Inc 236,948
237,582 (a) Leslie's, Inc 479,916
28,757 (a) MarineMax, Inc 873,062
38,889 Monro Muffler, Inc 763,780
101,662 (a) National Vision Holdings, Inc 1,158,947
44,771 (a) ODP Corp 1,011,825
16,656 (a),(b) OneWater Marine, Inc 300,974
58,083 (a) Overstock.com, Inc 481,508
112,399 (a) Petco Health & Wellness Co, Inc 384,405
132,866 (a),(b) RealReal, Inc 1,267,542
51,193 (a) Revolve Group, Inc 1,616,675
23,129 (a),(b) RumbleON, Inc 100,611
137,879 (a) Sally Beauty Holdings, Inc 1,498,745
30,011 (a),(b) Savers Value Village, Inc 334,322
24,101 Shoe Carnival, Inc 652,173
54,153 Signet Jewelers Ltd 3,207,482
28,674 (a) Sleep Number Corp 512,691
19,772 Sonic Automotive, Inc (Class A) 1,468,071
131,851 (a) Stitch Fix, Inc 621,018
98,951 (a) ThredUp, Inc 216,703
24,764 (a) Tile Shop Holdings, Inc 186,721
30,285 (a) Tilly's, Inc 131,134
18,215 (a),(b) Torrid Holdings, Inc 128,598
69,489 Upbound Group, Inc 2,038,807
83,127 (a) Urban Outfitters, Inc 4,606,898
102,634 (a) Victoria's Secret & Co 3,731,772
115,673 (a) Warby Parker, Inc 3,205,299
8,228 Weyco Group, Inc 294,069
3,818 Winmark Corp 1,487,455
21,845 (a) Zumiez, Inc 348,646
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 85,620,371
CONSUMER DURABLES & APPAREL - 2.9%
35,712 Acushnet Holdings Corp 2,332,708
122,313 (a),(b) AMMO, Inc 214,048
37,885 (a) Beazer Homes USA, Inc 839,532
180,075 (a) Callaway Golf Co 1,415,389

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
10,890 (a) Cavco Industries, Inc $ 5,539,090
36,639 Century Communities, Inc 2,798,487
39,006 Clarus Corp 189,569
64,659 Cricut, Inc 347,219
34,646 (a),(b) Dream Finders Homes, Inc 799,283
13,002 Escalade, Inc 192,690
30,328 Ethan Allen Interiors, Inc 940,774
171,182 (a) Figs, Inc 974,025
6,192 Flexsteel Industries, Inc 305,451
40,073 (a) Funko, Inc 561,022
51,537 (a) G-III Apparel Group Ltd 1,608,985
172,014 (a) GoPro, Inc 167,215
40,617 (a) Green Brick Partners, Inc 2,456,110
11,420 Hamilton Beach Brands Holding Co 195,396
464,116 (a) Hanesbrands, Inc 3,768,622
30,469 (a) Helen of Troy Ltd 1,882,375
13,365 Hooker Furniture Corp 170,136
6,484 (a) Hovnanian Enterprises, Inc 858,417
31,588 Installed Building Products, Inc 6,280,958
38,143 (a) iRobot Corp 293,320
9,347 (a) JAKKS Pacific, Inc 281,158
7,378 Johnson Outdoors, Inc 239,047
85,637 KB Home 5,746,243
71,184 Kontoor Brands, Inc 6,538,250
27,788 (a) Landsea Homes Corp 230,640
52,296 (a) Latham Group, Inc 381,761
54,238 La-Z-Boy, Inc 2,560,034
15,075 (a) Legacy Housing Corp 386,674
27,895 (a) LGI Homes, Inc 2,490,466
16,644 Lifetime Brands, Inc 107,853
18,991 (a) Lovesac Co 485,410
35,031 (a) M/I Homes, Inc 4,406,900
25,875 (a) Malibu Boats, Inc 990,754
11,799 Marine Products Corp 110,793
23,720 (a) MasterCraft Boat Holdings, Inc 431,941
94,502 Meritage Homes Corp 7,358,871
20,686 Movado Group, Inc 395,516
19,605 Oxford Industries, Inc 1,644,075
461,948 (a) Peloton Interactive, Inc 3,580,097
77,557 (a) Purple Innovation, Inc 86,088
8,350 Rocky Brands, Inc 209,084
70,378 (a) Skyline Champion Corp 6,498,001
61,498 Smith & Wesson Brands, Inc 645,114
158,657 (a) Sonos, Inc 2,187,880
95,338 Steven Madden Ltd 3,913,625
22,085 Sturm Ruger & Co, Inc 786,226
17,465 Superior Uniform Group, Inc 263,547
132,858 (a) Taylor Morrison Home Corp 8,564,027
37,164 (a) Traeger, Inc 90,680
118,298 (a) Tri Pointe Homes, Inc 4,360,464
7,006 (a) United Homes Group, Inc 29,075
32,725 (a) Vera Bradley, Inc 122,391
102,652 Wolverine World Wide, Inc 2,292,219
42,619 Worthington Industries, Inc 1,785,736
TOTAL CONSUMER DURABLES & APPAREL 105,331,461
CONSUMER SERVICES - 3.2%
60,102 (a) Accel Entertainment, Inc 677,350
48,199 (a) Adtalem Global Education, Inc 5,163,559
21,169 (a) American Public Education, Inc 469,317
32,284 (a) BALLY'S CORP 586,923
914 (a) Biglari Holdings, Inc (B Shares) 212,057
25,492 (a) BJ's Restaurants, Inc 922,555

SHARES DESCRIPTION VALUE
CONSUMER SERVICES (continued)
102,071 Bloomin' Brands, Inc $ 1,282,012
57,187 (a) Brinker International, Inc 10,406,318
18,194 Carriage Services, Inc 745,044
62,791 (b) Cheesecake Factory 3,525,715
93,693 (a) Chegg, Inc 144,287
173,923 (a) Coursera, Inc 1,340,946
29,751 Cracker Barrel Old Country Store, Inc 1,933,220
40,720 (a),(b) Dave & Buster's Entertainment, Inc 1,081,523
69,612 (a) Denny's Corp 440,644
79,748 (a) Despegar.com Corp 1,532,757
21,123 Dine Brands Global Inc. 641,717
34,449 (a) El Pollo Loco Holdings, Inc 408,910
45,139 (a) European Wax Center, Inc 304,688
105,800 (a) Everi Holdings, Inc 1,443,112
40,689 (a) First Watch Restaurant Group, Inc 853,655
101,408 (a) Frontdoor, Inc 6,072,311
41,544 (a),(b) Full House Resorts, Inc 223,091
164,375 (a),(b) Global Business Travel Group I 1,449,787
26,672 Golden Entertainment, Inc 873,241
4,210 Graham Holdings Co 3,910,332
94,189 (a) Hilton Grand Vacations, Inc 3,880,587
31,386 (a) Inspired Entertainment, Inc 316,057
148,928 International Game Technology plc 2,534,755
26,413 Jack in the Box, Inc 1,035,125
34,963 (a) KinderCare Learning Cos, Inc 725,133
115,489 Krispy Kreme, Inc 1,047,485
7,827 (a) Kura Sushi USA, Inc 626,160
171,481 (a) Laureate Education, Inc 3,210,124
79,574 (a) Life Time Group Holdings, Inc 2,306,850
30,587 (a) Lincoln Educational Services Corp 499,180
47,271 (a) Lindblad Expeditions Holdings, Inc 601,287
126,336 (a) Mister Car Wash, Inc 1,013,215
17,150 Monarch Casino & Resort, Inc 1,463,581
3,470 Nathan's Famous, Inc 280,758
70,999 (a),(b) Nerdy, Inc 129,218
30,594 (a) ONE Group Hospitality, Inc 114,728
129,886 OneSpaWorld Holdings Ltd 2,774,365
45,001 (b) Papa John's International, Inc 1,780,690
86,458 Perdoceo Education Corp 2,488,261
50,110 (a) PlayAGS, Inc 603,324
72,338 (a),(b) Portillo's, Inc 1,006,222
34,790 (a) Potbelly Corp 431,744
11,650 RCI Hospitality Holdings, Inc 647,041
64,473 Red Rock Resorts, Inc 3,162,401
99,301 (a) Rush Street Interactive, Inc 1,447,809
500,134 (a) Sabre Corp 1,675,449
43,179 (a) SeaWorld Entertainment, Inc 2,269,488
49,815 (a) Shake Shack, Inc 5,884,646
122,071 Six Flags Entertainment Corp 5,382,110
29,200 Strategic Education, Inc 2,868,316
55,691 (a) Stride, Inc 7,512,716
194,157 Super Group SGHC Ltd 1,570,730
131,497 (a) Sweetgreen, Inc 4,328,881
39,028 (a) Target Hospitality Corp 375,840
120,504 (a) Udemy, Inc 901,370
51,265 (a) Universal Technical Institute, Inc 1,406,199
12,308 (a) Vacasa, Inc 61,786
32,389 (a) Xponential Fitness, Inc 541,868
TOTAL CONSUMER SERVICES 115,550,570
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.0%
42,898 Andersons, Inc 1,748,094
46,080 (a) Chefs' Warehouse, Inc 2,481,869

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CONSUMER STAPLES DISTRIBUTION & RETAIL (continued)
10,441 (a) Guardian Pharmacy Services, Inc $ 238,159
51,841 (a) HF Foods Group, Inc 137,897
19,465 Ingles Markets, Inc (Class A) 1,288,972
12,852 Natural Grocers by Vitamin Cottage, Inc 559,576
32,875 Pricesmart, Inc 2,990,639
44,428 SpartanNash Co 809,922
131,673 (a) Sprouts Farmers Market, Inc 20,849,103
77,038 (a) United Natural Foods, Inc 2,291,110
11,469 Village Super Market (Class A) 391,208
21,359 Weis Markets, Inc 1,443,014
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 35,229,563
ENERGY - 5.0%
49,234 (a),(b) Aemetis, Inc 113,730
49,857 (a) Amplify Energy Corp 266,236
216,161 Archrock, Inc 6,071,962
55,514 Ardmore Shipping Corp 658,951
86,712 (b) Atlas Energy Solutions, Inc 1,990,907
96,397 Berry Corp 420,291
16,386 (a) BKV Corp 401,457
306,227 (b) Borr Drilling Ltd 1,062,608
30,105 (a) Bristow Group, Inc 1,004,604
87,356 Cactus, Inc 5,216,027
90,723 California Resources Corp 4,463,572
18,939 (a),(b) Centrus Energy Corp 1,558,680
249,940 ChampionX Corp 7,158,282
211,719 (a) Clean Energy Fuels Corp 700,790
192,098 (a) CNX Resources Corp 5,259,643
117,547 (b) Comstock Resources, Inc 2,181,672
63,121 Core Laboratories, Inc 1,071,163
68,971 Core Natural Resources, Inc 6,230,840
208,285 Crescent Energy Co 3,136,772
46,287 CVR Energy, Inc 877,139
84,387 Delek US Holdings, Inc 1,507,152
170,469 DHT Holdings, Inc 1,929,709
63,487 Diversified Energy Co plc 1,011,983
22,625 (a) DMC Global, Inc 184,167
46,932 Dorian LPG Ltd 1,128,245
12,113 (a) Drilling Tools International Corp 38,519
14,962 (a),(b) Empire Petroleum Corp 87,528
241,021 (a),(b) Encore Energy Corp 797,779
248,860 (a),(b) Energy Fuels, Inc 1,321,447
42,535 (b) Evolution Petroleum Corp 225,861
23,322 Excelerate Energy, Inc 696,628
123,988 (a) Expro Group Holdings NV 1,565,968
41,325 (b) FLEX LNG Ltd 1,054,201
13,082 (a) Forum Energy Technologies, Inc 237,046
35,238 FutureFuel Corp 192,399
16,684 (a) Geospace Technologies Corp 151,658
130,217 Golar LNG Ltd 5,306,343
71,165 (b) Granite Ridge Resources, Inc 440,511
86,315 (a) Green Plains, Inc 770,793
16,915 (a) Gulfport Energy Operating Corp 3,019,497
30,364 (a) Hallador Energy Co 325,806
184,642 (a) Helix Energy Solutions Group, Inc 1,480,829
127,229 Helmerich & Payne, Inc 4,019,164
16,274 HighPeak Energy, Inc 221,815
45,388 (a) Innovex International, Inc 707,145
52,321 International Seaways, Inc 2,037,903
50,891 Kinetik Holdings, Inc 3,278,907
41,615 Kodiak Gas Services, Inc 1,946,750
618,160 (a) Kosmos Energy Ltd 1,965,749
208,655 Liberty Energy, Inc 3,820,473

SHARES DESCRIPTION VALUE
ENERGY (continued)
228,127 Magnolia Oil & Gas Corp $ 5,406,610
31,375 (a) Mammoth Energy Services, Inc 93,811
189,213 Murphy Oil Corp 5,038,742
12,281 (a) Nabors Industries Ltd 702,719
5,622 Nacco Industries, Inc (Class A) 177,824
14,217 (a) Natural Gas Services Group, Inc 372,059
111,638 (a) Newpark Resources, Inc 772,535
149,102 (a) NextDecade Corp 1,264,385
178,452 Noble Corp plc 5,719,387
270,472 Nordic American Tankers Ltd 730,274
129,629 Northern Oil and Gas, Inc 4,660,163
132,855 (a) Oceaneering International, Inc 3,301,447
85,619 (a) Oil States International, Inc 434,944
72,500 (a) Par Pacific Holdings, Inc 1,212,200
506,859 Patterson-UTI Energy, Inc 4,090,352
132,306 PBF Energy, Inc 3,871,274
166,357 Peabody Energy Corp 3,019,380
927 (a) PrimeEnergy Corp 201,993
22,596 (a),(b) ProFrac Holding Corp 164,273
118,855 (a) ProPetro Holding Corp 1,055,432
21,926 Ranger Energy Services, Inc 359,367
21,837 (a) Rex American Resources Corp 911,040
15,325 Riley Exploration Permian, Inc 508,024
156,488 (a) Ring Energy, Inc 203,434
111,463 RPC, Inc 683,268
65,883 (a) Sable Offshore Corp 1,642,463
43,233 SandRidge Energy, Inc 512,311
58,696 Scorpio Tankers, Inc 2,795,103
32,964 (a) SEACOR Marine Holdings, Inc 223,496
91,416 (a) Seadrill Ltd 3,305,603
115,474 Select Water Solutions, Inc 1,443,425
166,676 SFL Corp Ltd 1,758,432
108,036 Sitio Royalties Corp 2,175,845
147,823 SM Energy Co 5,611,361
33,904 Solaris Oilfield Infrastructure, Inc 925,240
191,583 (a) Talos Energy, Inc 1,900,503
61,525 Teekay Corp Ltd 439,288
30,318 Teekay Tankers Ltd 1,270,931
157,128 (a) Tetra Technologies, Inc 652,081
64,071 (a) Tidewater, Inc 3,530,953
973,716 (a),(b) Transocean Ltd 3,816,967
524,860 (a) Uranium Energy Corp 3,705,512
446,155 (a) Ur-Energy, Inc 468,463
141,101 Vaalco Energy, Inc 578,514
81,402 (a) Valaris Ltd 3,902,412
5,797 (a) Verde Clean Fuels, Inc 21,333
36,934 (a) Vital Energy, Inc 1,178,195
33,898 Vitesse Energy, Inc 877,280
125,971 (b) W&T Offshore, Inc 196,515
75,472 World Fuel Services Corp 2,133,593
TOTAL ENERGY 181,338,057
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 5.3%
149,460 Acadia Realty Trust 3,443,558
97,745 Alexander & Baldwin, Inc 1,744,748
2,877 Alexander's, Inc 546,486
17,127 Alpine Income Property Trust, Inc 288,761
65,435 American Assets Trust, Inc 1,588,762
197,944 American Healthcare REIT, Inc 5,599,836
187,867 Apartment Investment and Management Co 1,698,318
298,472 Apple Hospitality REIT, Inc 4,608,408
97,361 Armada Hoffler Properties, Inc 952,191
95,713 Braemar Hotels & Resorts, Inc 244,068

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
216,090 Brandywine Realty Trust $ 1,186,334
245,183 Broadstone Net Lease, Inc 3,859,180
16,093 BRT Apartments Corp 275,834
240,911 CareTrust REIT, Inc 6,384,142
28,443 CBL & Associates Properties, Inc 870,640
21,029 Centerspace 1,277,512
58,471 Chatham Lodging Trust 511,037
54,938 City Office REIT, Inc 291,721
13,183 Clipper Realty, Inc 53,787
36,253 Community Healthcare Trust, Inc 718,897
146,839 Corporate Office Properties Trust 4,322,940
34,891 CTO Realty Growth, Inc 684,910
122,320 Curbline Properties Corp 2,993,170
275,248 DiamondRock Hospitality Co 2,416,677
279,271 Diversified Healthcare Trust 692,592
215,891 Douglas Emmett, Inc 3,963,759
126,672 Easterly Government Properties, Inc 1,438,994
180,702 Empire State Realty Trust, Inc 1,727,511
227,467 Essential Properties Realty Trust, Inc 7,301,691
60,384 Farmland Partners, Inc 704,681
120,270 Four Corners Property Trust, Inc 3,299,006
129,529 Franklin Street Properties Corp 234,448
18,010 FrontView REIT, Inc 310,492
63,291 Getty Realty Corp 1,962,654
53,876 Gladstone Commercial Corp 873,330
44,632 Gladstone Land Corp 484,704
83,263 Global Medical REIT, Inc 652,782
271,468 Global Net Lease, Inc 1,951,855
188,383 Hudson Pacific Properties, Inc 589,639
297,168 Independence Realty Trust, Inc 5,708,597
87,881 Industrial Logistics Properties Trust 348,888
37,030 Innovative Industrial Properties, Inc 2,654,310
98,462 InvenTrust Properties Corp 2,928,260
112,235 JBG SMITH Properties 1,740,765
281,889 Kite Realty Group Trust 6,525,730
375,234 Lexington Realty Trust 3,121,947
55,490 LTC Properties, Inc 1,908,856
306,818 Macerich Co 6,375,678
100,172 Mack-Cali Realty Corp 1,596,742
54,277 National Health Investors, Inc 3,696,806
20,076 (a) NET Lease Office Properties 640,826
99,482 NETSTREIT Corp 1,440,499
46,403 NexPoint Diversified Real Estate Trust 256,609
30,782 NexPoint Residential Trust, Inc 1,215,273
21,738 One Liberty Properties, Inc 558,014
77,925 Orion Office REIT, Inc 315,596
188,064 Outfront Media, Inc 3,460,382
242,460 Paramount Group, Inc 1,185,629
49,445 Peakstone Realty Trust 531,534
158,549 Pebblebrook Hotel Trust 2,081,748
160,637 Phillips Edison & Co, Inc 5,835,942
165,989 Piedmont Office Realty Trust, Inc 1,450,744
56,344 Plymouth Industrial REIT, Inc 946,579
24,650 Postal Realty Trust, Inc 324,394
103,435 PotlatchDeltic Corp 4,626,648
161,532 Retail Opportunity Investments Corp 2,821,964
205,605 RLJ Lodging Trust 2,004,649
76,081 Ryman Hospitality Properties, Inc 7,976,332
307,530 Sabra Health Care REIT, Inc 5,138,826
69,964 Safehold, Inc 1,134,116
13,508 Saul Centers, Inc 493,312
223,128 Service Properties Trust 635,915

SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
63,500 SITE Centers Corp $ 951,230
92,871 SL Green Realty Corp 6,258,577
12,746 (a) Star Holdings 113,312
7,238 Strawberry Fields REIT, Inc 81,066
138,486 Summit Hotel Properties, Inc 929,241
264,749 Sunstone Hotel Investors, Inc 2,999,606
140,051 Tanger Factory Outlet Centers, Inc 4,596,474
126,222 Terreno Realty Corp 8,257,443
91,461 UMH Properties, Inc 1,645,383
322,414 Uniti Group, Inc 1,757,156
17,424 Universal Health Realty Income Trust 680,233
162,237 Urban Edge Properties 3,299,901
119,129 Washington REIT 1,817,909
62,723 Whitestone REIT 840,488
136,581 Xenia Hotels & Resorts, Inc 2,043,252
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 190,703,436
FINANCIAL SERVICES - 6.4%
51,959 (a) Acacia Research (Acacia Technologies) 226,541
22,327 AFC Gamma, Inc 181,742
37,607 AG. Mortgage Investment Trust, Inc 258,360
26,996 Alerus Financial Corp 570,695
45,450 (a),(b) AlTi Global, Inc 176,800
12,950 Angel Oak Mortgage REIT, Inc 132,349
187,042 Apollo Commercial Real Estate Finance, Inc 1,657,192
242,173 Arbor Realty Trust, Inc 3,242,696
68,600 Ares Commercial Real Estate Corp 388,276
71,453 ARMOUR Residential REIT, Inc 1,344,745
82,812 Artisan Partners Asset Management, Inc 3,700,868
6,149 (a) Atlanticus Holdings Corp 365,681
225,321 (a) AvidXchange Holdings, Inc 2,388,403
6,474 (b) B Riley Financial, Inc 29,813
33,583 Banco Latinoamericano de Exportaciones S.A. (Class E) 1,268,766
478,948 BGC Group, Inc 4,569,164
228,369 Blackstone Mortgage Trust, Inc 4,110,642
65,506 Bread Financial Holdings, Inc 4,148,495
37,243 Brightsphere Investment Group, Inc 928,096
174,785 BrightSpire Capital, Inc 984,040
258,832 Burford Capital Ltd 3,634,001
75,868 Cannae Holdings, Inc 1,499,152
78,493 (a) Cantaloupe, Inc 638,933
17,461 Cass Information Systems, Inc 719,219
20,932 Chicago Atlantic Real Estate Finance, Inc 321,725
105,333 Chimera Investment Corp 1,568,408
116,554 Claros Mortgage Trust, Inc 384,628
36,118 Cohen & Steers, Inc 3,201,138
87,743 Compass Diversified Trust 1,864,539
9,260 (a) Consumer Portfolio Services, Inc 109,824
10,570 (a) Dave, Inc 1,012,817
3,880 Diamond Hill Investment Group, Inc 582,155
209,028 DigitalBridge Group, Inc 2,293,037
34,577 (a) Donnelley Financial Solutions, Inc 2,294,875
95,075 Dynex Capital, Inc 1,261,645
102,827 Ellington Financial, Inc 1,291,507
36,163 Enact Holdings, Inc 1,221,586
31,275 (a) Encore Capital Group, Inc 1,548,113
32,995 (a) Enova International, Inc 3,705,998
136,936 Essent Group Ltd 7,976,522
85,781 EVERTEC, Inc 2,785,309
12,214 Federal Agricultural Mortgage Corp 2,415,685
49,748 FirstCash Holdings, Inc 5,429,994
160,290 (a) Flywire Corp 3,098,406
151,090 (a),(b) Forge Global Holdings, Inc 116,339

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
101,830 Franklin BSP Realty Trust, Inc $ 1,296,296
55,324 (b) GCM Grosvenor, Inc 747,980
75,993 Granite Point Mortgage Trust, Inc 215,820
71,377 (a) Green Dot Corp 633,114
49,992 Hamilton Lane, Inc 7,957,727
151,277 Hannon Armstrong Sustainable Infrastructure Capital, Inc 4,237,269
32,706 (a) I3 Verticals, Inc 814,052
43,507 (a) International Money Express, Inc 822,717
63,899 Invesco Mortgage Capital, Inc 540,586
97,496 Jackson Financial, Inc 9,188,023
80,286 KKR Real Estate Finance Trust, Inc 801,254
142,646 Ladder Capital Corp 1,599,062
142,001 (a) LendingClub Corp 1,915,593
12,882 (a) LendingTree, Inc 578,788
42,753 MarketWise, Inc 23,732
622,633 (a) Marqeta, Inc 2,397,137
24,450 Medallion Financial Corp 218,828
23,122 Merchants Bancorp 969,505
137,756 MFA Financial, Inc 1,446,438
93,098 Moelis & Co 7,288,642
11,525 (a) Moneylion, Inc 1,002,445
81,921 (a) Mr Cooper Group, Inc 8,504,219
103,574 Navient Corp 1,415,857
93,875 (a) NCR Corp ATM 2,990,858
19,034 Nelnet, Inc (Class A) 2,096,976
46,524 (a) NerdWallet, Inc 664,363
113,687 New York Mortgage Trust, Inc 685,533
30,932 NewtekOne, Inc 410,777
11,334 Nexpoint Real Estate Finance, Inc 174,657
103,118 (a) NMI Holdings, Inc 3,982,417
8,575 (a) Ocwen Financial Corp 309,729
138,168 (a) Open Lending Corp 835,916
19,207 (b) OppFi, Inc 263,328
92,172 Orchid Island Capital, Inc 769,636
57,144 P10, Inc 780,587
248,509 (a) Pagseguro Digital Ltd 1,851,392
72,267 Patria Investments Ltd 859,255
379,144 (a) Payoneer Global, Inc 4,018,926
42,771 (a) Paysafe Ltd 829,757
43,694 (a) Paysign Inc 116,226
35,194 PennyMac Financial Services, Inc 3,684,460
114,025 PennyMac Mortgage Investment Trust 1,550,740
68,871 Perella Weinberg Partners 1,778,249
22,905 Piper Jaffray Cos 7,264,092
30,746 PJT Partners, Inc 5,072,168
50,492 (a) PRA Group, Inc 1,116,378
25,156 (a) Priority Technology Holdings Inc 238,982
53,854 PROG Holdings, Inc 2,302,259
198,994 Radian Group, Inc 6,769,776
212,565 Ready Capital Corp 1,413,557
172,173 Redwood Trust, Inc 1,127,733
11,335 Regional Management Corp 405,680
192,172 (a) Remitly Global, Inc 4,516,042
115,310 (a) Repay Holdings Corp 861,366
16,624 Seven Hills Realty Trust 217,774
3,050 (a) Sezzle, Inc 713,731
13,835 Silvercrest Asset Management Group, Inc 255,948
85,471 StepStone Group, Inc 5,476,982
374,398 (a) StoneCo Ltd 3,433,230
35,997 (a) StoneX Group, Inc 3,942,391
7,442 Sunrise Realty Trust, Inc 89,304
4,871 (a) SWK Holdings Corp 79,154

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
72,196 TPG RE Finance Trust, Inc $ 607,168
135,955 Two Harbors Investment Corp 1,733,426
103,102 (a) Upstart Holdings, Inc 6,675,339
1,276 Value Line, Inc 50,147
9,762 (a) Velocity Financial, Inc 180,987
54,384 Victory Capital Holdings, Inc 3,599,133
9,115 Virtus Investment Partners, Inc 1,818,443
42,379 Walker & Dunlop, Inc 4,071,351
25,565 Waterstone Financial, Inc 351,263
184,169 WisdomTree, Inc 1,803,015
4,663 (a) World Acceptance Corp 658,229
TOTAL FINANCIAL SERVICES 231,762,833
FOOD, BEVERAGE & TOBACCO - 1.3%
8,749 Alico, Inc 270,257
104,703 B&G Foods, Inc (Class A) 678,475
79,731 (a),(b) Beyond Meat, Inc 315,735
70,323 (a),(b) BRC, Inc 190,575
22,401 Calavo Growers, Inc 512,759
53,527 Cal-Maine Foods, Inc 5,775,563
100,851 Dole plc 1,373,591
6,332 (a) Forafric Global plc 60,851
41,221 Fresh Del Monte Produce, Inc 1,256,828
121,403 (a) Hain Celestial Group, Inc 614,299
23,066 (a),(b) Ispire Technology, Inc 110,025
19,992 J&J Snack Foods Corp 2,743,502
11,667 John B Sanfilippo & Son, Inc 843,991
25,676 Lancaster Colony Corp 4,332,568
5,951 (a) Lifeway Foods, Inc 137,111
23,415 Limoneira Co 539,950
44,117 (a) MamaMancini's Holdings, Inc 339,701
19,072 MGP Ingredients, Inc 689,071
58,729 (a) Mission Produce, Inc 698,288
29,344 National Beverage Corp 1,233,915
208,224 Primo Brands Corp 6,740,211
5,612 (a) Seneca Foods Corp 409,171
117,378 (a) Simply Good Foods Co 4,460,364
122,582 (a) SunOpta, Inc 898,526
62,035 (a) TreeHouse Foods, Inc 2,141,448
22,190 Turning Point Brands, Inc 1,414,391
31,232 Universal Corp 1,659,044
87,552 Utz Brands, Inc 1,169,695
51,666 (a) Vita Coco Co, Inc 1,934,375
44,173 (a) Vital Farms, Inc 1,938,090
45,145 (a),(b) Westrock Coffee Co 314,209
83,502 (b) WK Kellogg Co 1,385,298
TOTAL FOOD, BEVERAGE & TOBACCO 47,181,877
HEALTH CARE EQUIPMENT & SERVICES - 6.5%
100,495 (a) Accolade, Inc 692,411
125,546 (a) Accuray, Inc 279,968
132,768 (a) AdaptHealth Corp 1,436,550
22,833 (a) Addus HomeCare Corp 2,857,778
418,554 (a) agilon health, Inc 1,397,970
17,003 (a),(b) AirSculpt Technologies, Inc 81,444
126,752 (a) Alignment Healthcare, Inc 1,950,713
139,210 (a) Alphatec Holdings, Inc 1,641,286
50,396 (a) AMN Healthcare Services, Inc 1,386,898
51,827 (a) Angiodynamics, Inc 591,346
56,452 (a) Apollo Medical Holdings, Inc 2,081,385
14,775 (a) Ardent Health Partners, Inc 221,625
62,786 (a) AtriCure, Inc 2,503,278
62,533 (a) Avanos Medical, Inc 1,076,818
60,420 (a) Aveanna Healthcare Holdings, Inc 277,932

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
54,514 (a) Axogen, Inc $ 992,700
50,773 (a) Bioventus, Inc 542,256
70,765 (a),(b) BrightSpring Health Services, Inc 1,670,054
238,078 (a) Brookdale Senior Living, Inc 1,102,301
33,263 (a) Castle Biosciences, Inc 940,345
15,665 (a) Ceribell, Inc 360,452
237,114 (a) Cerus Corp 443,403
160,384 (a) Community Health Systems, Inc 513,229
146,180 (b) Concentra Group Holdings Parent, Inc 3,407,456
40,786 Conmed Corp 2,927,619
35,022 (a) Corvel Corp 4,057,299
43,167 (a) Cross Country Healthcare, Inc 786,503
49,896 (a) CryoLife, Inc 1,544,780
15,323 (a),(b) CVRx, Inc 244,862
71,723 (a) Definitive Healthcare Corp 348,574
136,849 (a) DocGo, Inc 669,192
75,750 Embecta Corp 1,358,197
68,394 (a) Enhabit, Inc 574,510
72,444 Ensign Group, Inc 10,117,529
154,035 (a) Evolent Health, Inc 1,609,666
45,180 (a),(b) Fractyl Health, Inc 83,131
27,932 (a) Fulgent Genetics, Inc 464,788
16,490 (a) GeneDx Holdings Corp 1,234,276
63,677 (a) Glaukos Corp 9,961,630
155,257 (a) Guardant Health, Inc 7,293,974
66,073 (a) Haemonetics Corp 4,562,341
76,936 (a) Health Catalyst, Inc 433,150
112,302 (a) HealthEquity, Inc 12,400,387
33,035 HealthStream, Inc 1,078,593
245,592 (a) Hims & Hers Health, Inc 9,155,670
28,233 (a) ICU Medical, Inc 4,640,376
69,684 (a) Inari Medical, Inc 5,551,724
25,023 (a) InfuSystem Holdings, Inc 202,436
94,923 (a) Inmode Ltd 1,633,625
21,483 (a) Innovage Holding Corp 81,635
32,057 (a) Inogen, Inc 374,746
43,125 (a) Integer Holdings Corp 6,133,237
87,555 (a) Integra LifeSciences Holdings Corp 2,285,185
9,882 iRadimed Corp 585,113
41,029 (a) iRhythm Technologies, Inc 4,466,007
15,418 (a) Joint Corp 170,369
89,408 (a) Lantheus Holdings, Inc 8,271,134
26,374 LeMaitre Vascular, Inc 2,556,432
46,916 (a) LifeMD, Inc 261,322
184,475 (a) LifeStance Health Group, Inc 1,470,266
71,747 (a) LivaNova plc 3,583,763
75,354 (a) Merit Medical Systems, Inc 8,204,543
13,635 (a) ModivCare, Inc 54,540
73,732 (a),(b) Nano-X Imaging Ltd 536,769
16,009 National Healthcare Corp 1,643,644
19,429 National Research Corp 323,881
281,153 (a) Neogen Corp 3,222,013
165,130 (a) NeoGenomics, Inc 2,361,359
18,420 (a) NeuroPace, Inc 253,459
47,225 (a) Nevro Corp 239,431
138,275 (a) Novocure Ltd 3,390,503
59,202 (a) Omnicell, Inc 2,663,498
436,565 (a),(b) Opko Health, Inc 663,579
21,914 (a) OptimizeRx Corp 121,623
225,988 (a) Option Care Health, Inc 6,987,549
99,167 (a) OraSure Technologies, Inc 398,651
31,439 (a) Orchestra BioMed Holdings, Inc 164,740

SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
41,700 (a) Orthofix Medical, Inc $ 764,361
20,885 (a) OrthoPediatrics Corp 501,240
94,117 (a) Owens & Minor, Inc 1,340,226
49,341 (a) PACS Group, Inc 716,925
61,370 (a),(b) Paragon 28, Inc 799,037
103,901 Patterson Cos, Inc 3,215,736
112,512 (a) Pediatrix Medical Group, Inc 1,572,918
41,995 (a) Pennant Group, Inc 1,111,608
91,816 (a) Performant Financial Corp 216,686
73,376 (a) Phreesia, Inc 2,088,281
136,468 (a) Privia Health Group, Inc 3,118,294
58,358 (a) PROCEPT BioRobotics Corp 4,230,955
105,081 (a) Progyny, Inc 2,434,727
47,757 (a) Pulmonx Corp 271,260
22,441 (a),(b) Pulse Biosciences, Inc 469,690
55,552 (a) Quipt Home Medical Corp 179,433
86,818 (a) RadNet, Inc 5,683,974
47,627 (a) RxSight, Inc 1,613,126
5,089 (a),(b) Sanara Medtech, Inc 184,883
70,390 (a) Schrodinger, Inc 1,765,029
139,040 Select Medical Holdings Corp 2,734,917
6,429 (a) Semler Scientific, Inc 334,051
54,102 (a) SI-BONE, Inc 906,749
47,520 (a) Sight Sciences, Inc 133,056
20,907 Simulations Plus, Inc 717,528
4,594 (a),(b) Sonida Senior Living, Inc 106,075
62,952 (a) STAAR Surgical Co 1,522,809
73,990 (a) Stereotaxis, Inc 179,056
101,372 (a) Surgery Partners, Inc 2,583,972
17,758 (a) SurModics, Inc 604,482
31,396 (a) Tactile Systems Technology, Inc 549,744
166,117 (a) Talkspace, Inc 514,963
86,415 (a) Tandem Diabetes Care, Inc 3,202,540
230,797 (a) Teladoc Health, Inc 2,344,897
42,844 (a),(b) TransMedics Group, Inc 2,894,112
61,173 (a) Treace Medical Concepts, Inc 614,789
9,489 (a) UFP Technologies, Inc 2,606,249
19,725 US Physical Therapy, Inc 1,749,805
4,768 Utah Medical Products, Inc 291,945
53,665 (a) Varex Imaging Corp 737,357
47,009 (a) Viemed Healthcare, Inc 385,004
56,408 (a) Waystar Holding Corp 2,267,038
34,878 (a) Zimvie, Inc 482,712
18,760 (a),(b) Zynex, Inc 147,078
TOTAL HEALTH CARE EQUIPMENT & SERVICES 233,742,738
HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
43,730 (a),(b) Beauty Health Co 73,029
12,941 (a),(b) Central Garden & Pet Co 472,217
67,282 (a) Central Garden and Pet Co (Class A) 2,098,526
63,644 Edgewell Personal Care Co 2,119,345
94,458 Energizer Holdings, Inc 3,210,627
131,960 (a) Herbalife Ltd 720,502
108,394 (a) Honest Co, Inc 694,806
23,873 Inter Parfums, Inc 3,366,570
14,608 (a) Medifast, Inc 229,346
18,571 (a) Nature's Sunshine Products, Inc 258,323
67,415 Nu Skin Enterprises, Inc (Class A) 441,568
12,960 Oil-Dri Corp of America 544,579
187,132 (a) Olaplex Holdings, Inc 291,926
14,485 (a) USANA Health Sciences, Inc 471,776
178,557 (a),(b) Veru, Inc 99,224
31,500 (a) Waldencast plc 108,990

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HOUSEHOLD & PERSONAL PRODUCTS (continued)
17,527 WD-40 Co $ 4,117,969
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 19,319,323
INSURANCE - 1.9%
59,995 (a) AMBAC Financial Group, Inc 697,742
24,817 Amerisafe, Inc 1,241,346
14,265 (a) Bowhead Specialty Holdings, Inc 461,187
87,898 (a) BRP Group, Inc 3,599,423
139,016 CNO Financial Group, Inc 5,552,299
15,196 Crawford & Co 182,504
19,550 Donegal Group, Inc (Class A) 289,926
31,578 Employers Holdings, Inc 1,552,374
16,348 (a) Enstar Group Ltd 5,345,633
24,912 F&G Annuities & Life, Inc 1,143,710
61,873 Fidelis Insurance Holdings Ltd 1,020,904
559,687 (a) Genworth Financial, Inc (Class A) 4,046,537
5,436 (a) GoHealth, Inc 88,607
29,544 Goosehead Insurance, Inc 3,166,230
36,216 (a) Greenlight Capital Re Ltd (Class A) 488,916
51,454 (a) Hamilton Insurance Group Ltd 984,315
11,002 HCI Group, Inc 1,341,474
30,842 (a) Heritage Insurance Holdings, Inc 339,570
26,705 (a) Hippo Holdings, Inc 747,740
54,712 Horace Mann Educators Corp 2,113,525
1,606 Investors Title Co 361,912
39,977 James River Group Holdings Ltd 191,090
15,529 (a) Kingsway Financial Services, Inc 125,785
68,478 (a),(b) Lemonade, Inc 2,276,209
115,265 (a) Maiden Holdings Ltd 116,418
62,428 (a),(b) MBIA, Inc 443,863
34,668 Mercury General Corp 1,727,853
11,769 (a) NI Holdings, Inc 177,712
261,406 (a) Oscar Health, Inc 4,339,340
33,471 (a) Palomar Holdings, Inc 3,610,517
68,633 (a) ProAssurance Corp 1,026,750
11,315 (a) Root, Inc 1,103,213
19,845 Safety Insurance Group, Inc 1,567,953
79,046 Selective Insurance Group, Inc 6,650,140
169,109 (a) Selectquote, Inc 728,860
125,408 (a) SiriusPoint Ltd 1,825,940
49,165 (a) Skyward Specialty Insurance Group, Inc 2,177,026
35,888 Stewart Information Services Corp 2,339,539
33,806 Tiptree, Inc 677,472
42,997 (a) Trupanion, Inc 2,039,778
28,478 United Fire Group, Inc 706,539
32,738 United Insurance Holdings Corp 399,076
32,896 Universal Insurance Holdings, Inc 636,209
TOTAL INSURANCE 69,653,156
MATERIALS - 4.1%
33,406 (a) Advanced Emissions Solutions, Inc 208,453
32,143 AdvanSix, Inc 1,005,433
14,271 (a) Alpha Metallurgical Resources, Inc 2,614,019
38,046 American Vanguard Corp 235,124
1,404,606 (a) Arcadium Lithium plc 8,062,438
195,791 Ardagh Metal Packaging S.A. 542,341
68,518 (a) ASP Isotopes, Inc 393,978
79,148 (a) Aspen Aerogels, Inc 925,240
118,615 Avient Corp 5,088,583
41,881 Balchem Corp 6,699,285
70,447 Cabot Corp 6,091,552
22,143 Caledonia Mining Corp plc 207,923
61,979 Carpenter Technology Corp 11,965,666
68,709 (a) Century Aluminum Co 1,256,001

SHARES DESCRIPTION VALUE
MATERIALS (continued)
21,917 (a) Clearwater Paper Corp $ 704,632
519,128 (a) Coeur Mining, Inc 3,426,245
149,650 Commercial Metals Co 7,256,528
46,667 Compass Minerals International, Inc 544,137
166,236 (a) Constellium SE 1,650,723
13,512 (a) Contango ORE, Inc 140,119
10,158 (a) Core Molding Technologies, Inc 150,034
9,649 (a) Critical Metals Corp 74,490
71,181 (a) Dakota Gold Corp 158,022
156,739 (a) Ecovyst, Inc 1,216,295
32,012 Greif, Inc (Class A) 1,959,775
5,661 Greif, Inc (Class B) 358,738
71,451 H.B. Fuller Co 4,510,702
25,250 Hawkins, Inc 2,699,477
768,319 Hecla Mining Co 4,364,052
417,533 (a),(b) i-80 Gold Corp 236,449
47,993 (a) Ingevity Corp 2,176,483
32,766 Innospec, Inc 3,714,026
15,133 (a) Intrepid Potash, Inc 397,847
113,270 (a),(b) Ivanhoe Electric, Inc 670,558
20,923 Kaiser Aluminum Corp 1,464,610
74,608 (a) Knife River Corp 7,727,897
25,927 Koppers Holdings, Inc 771,588
30,976 Kronos Worldwide, Inc 297,060
49,406 (a) Lifezone Metals Ltd 289,025
73,197 (a) LSB Industries, Inc 617,783
26,949 Materion Corp 2,721,849
72,828 (a) Metals Acquisition Ltd 751,585
41,398 Minerals Technologies, Inc 3,174,813
49,769 Myers Industries, Inc 599,219
10,495 (b) Northern Technologies International Corp 124,261
297,905 (a) Novagold Resources, Inc 932,443
201,230 (a) O-I Glass, Inc 2,402,686
13,469 Olympic Steel, Inc 464,276
77,828 Orion S.A. 1,085,701
51,641 Pactiv Evergreen, Inc 916,111
174,571 (a) Perimeter Solutions, Inc 2,182,137
51,867 (a) Perpetua Resources Corp 612,031
24,661 (a),(b) Piedmont Lithium, Inc 203,453
159,659 (a) PureCycle Technologies, Inc 1,486,425
18,232 Quaker Chemical Corp 2,573,994
31,252 Ramaco Resources, Inc 295,956
6,828 Ramaco Resources, Inc 60,155
59,396 (a) Ranpak Holdings Corp 434,779
83,699 (a) Rayonier Advanced Materials, Inc 669,592
35,823 Ryerson Holding Corp 801,002
34,222 Schnitzer Steel Industries, Inc (Class A) 411,006
69,390 Schweitzer-Mauduit International, Inc 662,675
55,475 Sensient Technologies Corp 4,188,917
6,070 (a),(b) Smith-Midland Corp 242,982
264,145 SSR Mining, Inc 2,121,084
28,624 Stepan Co 1,814,475
157,277 (a) Summit Materials, Inc 8,227,160
111,132 SunCoke Energy, Inc 1,043,529
45,764 Sylvamo Corp 3,665,696
57,564 (a) TimkenSteel Corp 860,006
36,315 (a) Tredegar Corp 285,073
54,601 Trimas Corp 1,326,804
156,001 Tronox Holdings plc 1,602,130
13,265 United States Lime & Minerals, Inc 1,466,844
3,773 Valhi, Inc 78,743
68,200 Warrior Met Coal, Inc 3,598,914

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MATERIALS (continued)
42,462 Worthington Steel, Inc $ 1,233,521
TOTAL MATERIALS 148,195,358
MEDIA & ENTERTAINMENT - 1.9%
143,211 (a) Advantage Solutions, Inc 378,077
450,877 (a) AMC Entertainment Holdings, Inc 1,402,227
43,573 (a),(b) AMC Networks, Inc 419,608
12,450 (a),(b) Atlanta Braves Holdings, Inc 531,491
67,227 (a) Atlanta Braves Holdings, Inc 2,605,046
30,157 (a) Boston Omaha Corp 438,483
130,807 (a) Bumble, Inc 1,060,845
7,309 Cable One, Inc 2,222,009
54,319 (a),(b) Cardlytics, Inc 166,216
111,130 (a) Cargurus, Inc 4,356,296
86,573 (a) Cars.com, Inc 1,551,388
145,526 (a) Cinemark Holdings, Inc 4,166,409
452,701 (a) Clear Channel Outdoor Holdings, Inc 615,673
1,849 (a) Daily Journal Corp 758,275
160,184 (a),(b) EchoStar Corp (Class A) 4,430,689
19,910 (b) Emerald Holding, Inc 89,595
78,418 Entravision Communications Corp (Class A) 168,599
111,285 (a) Eventbrite, Inc 352,773
33,957 (a) EverQuote, Inc 685,931
421,261 (a) fuboTV, Inc 1,701,894
18,540 (a) Gambling.com Group Ltd 261,229
191,562 (a) Gannett Co, Inc 865,860
135,943 (a),(b) Getty Images Holdings, Inc 346,655
26,520 (a),(b) Golden Matrix Group, Inc 45,747
116,164 Gray Television, Inc 434,453
31,057 (a) Grindr, Inc 554,057
20,413 (a),(b) Ibotta, Inc 1,479,943
147,651 (a) iHeartMedia, Inc 327,785
57,634 (a) IMAX Corp 1,357,281
142,711 (a) Innovid Corp 443,831
97,131 (a) Integral Ad Science Holding Corp 1,020,847
51,704 John Wiley & Sons, Inc (Class A) 2,116,245
78,321 (a),(b) Lions Gate Entertainment Corp (Class A) 614,820
159,743 (a) Lions Gate Entertainment Corp (Class B) 1,121,396
89,692 (a) LiveOne, Inc 130,053
51,391 (a) Madison Square Garden Entertainment Corp 1,867,549
165,282 (a) Magnite, Inc 2,842,850
33,377 Marcus Corp 671,545
39,531 (a) MediaAlpha, Inc 450,258
88,073 (a) National CineMedia, Inc 580,401
236,150 (a) Nextdoor Holdings, Inc 618,713
55,980 (a) Outbrain, Inc 336,440
110,418 (a) Playstudios, Inc 193,232
54,478 (a) PubMatic, Inc 823,707
69,954 (a) QuinStreet, Inc 1,655,112
28,672 (a) Reservoir Media, Inc 238,264
31,672 Scholastic Corp 614,754
32,860 Shutterstock, Inc 970,027
41,506 Sinclair, Inc 608,063
35,816 (a),(b) Sphere Entertainment Co 1,669,026
107,265 (a) Stagwell, Inc 669,334
34,112 (a),(b) System1, Inc 22,316
34,289 (a) TechTarget, Inc 583,942
219,087 TEGNA, Inc 3,991,765
47,661 (a) Thryv Holdings, Inc 834,544
15,132 Townsquare Media, Inc 134,372
115,068 (a) TrueCar, Inc 395,834
191,628 (a) Vimeo, Inc 1,285,824
97,832 (a),(b) Vivid Seats, Inc 420,678

SHARES DESCRIPTION VALUE
MEDIA & ENTERTAINMENT (continued)
18,931 (a) Webtoon Entertainment, Inc $ 241,370
73,523 (a) WideOpenWest, Inc 313,943
85,274 (a) Yelp, Inc 3,405,844
58,050 (a) Ziff Davis, Inc 3,128,315
96,597 (a) ZipRecruiter, Inc 664,587
TOTAL MEDIA & ENTERTAINMENT 69,454,335
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.3%
68,049 (a),(b) 2seventy bio, Inc 181,010
67,650 (a) 4D Molecular Therapeutics, Inc 378,840
111,161 (a) 89bio, Inc 1,067,146
108,711 (a),(b) Absci Corp 403,318
155,485 (a) Acadia Pharmaceuticals, Inc 2,901,350
94,925 (a) ACELYRIN, Inc 187,002
46,668 (a),(b) Achieve Life Sciences, Inc 152,604
11,821 (a),(b) Acrivon Therapeutics, Inc 71,753
35,556 (a) Actinium Pharmaceuticals, Inc 41,245
56,664 (a) Acumen Pharmaceuticals, Inc 84,996
107,119 (a),(b) Adagio Therapeutics, Inc 38,316
155,076 (a) Adaptive Biotechnologies Corp 1,201,839
94,938 (a),(b) ADC Therapeutics S.A. 159,496
290,765 (a) ADMA Biologics, Inc 4,695,855
28,229 (a),(b) Adverum Biotechnologies, Inc 119,126
15,387 (a),(b) Aerovate Therapeutics, Inc 40,314
3,303 (a),(b) Agenus, Inc 12,551
72,273 (a) Agios Pharmaceuticals, Inc 2,485,468
282,396 (a) Akebia Therapeutics, Inc 632,567
88,655 (a) Akero Therapeutics, Inc 4,794,462
33,158 (a),(b) Akoya Biosciences, Inc 96,821
62,944 (a) Aldeyra Therapeutics, Inc 329,827
109,634 (a) Alector, Inc 181,992
212,329 (a) Alkermes plc 6,694,733
170,147 (a),(b) Allogene Therapeutics, Inc 306,265
90,427 (a),(b) Altimmune, Inc 600,435
28,262 (a),(b) Alto Neuroscience, Inc 121,244
17,097 (a),(b) Alumis, Inc 127,886
36,722 (a),(b) ALX Oncology Holdings, Inc 53,614
380,238 (a) Amicus Therapeutics, Inc 3,642,680
203,186 (a) Amneal Pharmaceuticals, Inc 1,678,316
49,661 (a) Amphastar Pharmaceuticals, Inc 1,731,679
26,611 (a) AnaptysBio, Inc 477,135
98,638 (a),(b) Anavex Life Sciences Corp 914,374
25,059 (a) ANI Pharmaceuticals, Inc 1,469,460
18,321 (a) Anika Therapeutics, Inc 312,556
127,185 (a) Annexon, Inc 488,390
49,357 (a) Apogee Therapeutics, Inc 2,041,406
130,554 (a) Applied Therapeutics, Inc 76,570
100,616 (a),(b) Aquestive Therapeutics, Inc 303,860
189,039 (a) Arbutus Biopharma Corp 629,500
56,790 (a) Arcellx, Inc 3,869,103
31,233 (a) Arcturus Therapeutics Holdings, Inc 530,024
73,878 (a) Arcus Biosciences, Inc 953,026
141,046 (a) Arcutis Biotherapeutics, Inc 1,867,449
297,612 (a) Ardelyx, Inc 1,595,200
37,327 (a),(b) ArriVent Biopharma, Inc 1,065,313
156,830 (a) Arrowhead Pharmaceuticals, Inc 3,117,780
66,848 (a) ARS Pharmaceuticals, Inc 870,361
18,611 (a) Artiva Biotherapeutics, Inc 94,544
84,375 (a) Arvinas, Inc 1,485,844
55,991 (a) Astria Therapeutics, Inc 440,089
105,147 (a) Atea Pharmaceuticals, Inc 321,750
170,733 (a) Atossa Therapeutics, Inc 143,740
62,773 (a) Aura Biosciences, Inc 492,768

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
179,765 (a) Aurinia Pharmaceuticals, Inc $ 1,429,132
120,500 (a) Avadel Pharmaceuticals plc 951,950
83,065 (a) Avid Bioservices, Inc 1,036,651
145,637 (a) Avidity Biosciences, Inc 4,795,826
34,057 (a),(b) Avita Medical, Inc 309,919
48,236 (a) Axsome Therapeutics, Inc 5,135,205
100,914 (a) Beam Therapeutics, Inc 2,615,691
25,028 (a) Bicara Therapeutics, Inc 315,853
15,448 (a) BioAge Labs, Inc 70,906
272,924 (a) BioCryst Pharmaceuticals, Inc 2,156,100
112,634 (a) Biohaven Ltd 4,308,250
47,217 (a) BioLife Solutions, Inc 1,289,260
37,547 (a),(b) Biomea Fusion, Inc 156,946
36,459 (a) Biote Corp 185,576
50,392 (a) Black Diamond Therapeutics, Inc 132,027
12,721 (a),(b) Bluebird Bio, Inc 98,588
83,328 (a) Blueprint Medicines Corp 9,376,900
21,523 (a) Boundless Bio, Inc 49,288
185,085 (a) Bridgebio Pharma, Inc 6,331,758
79,561 (a),(b) C4 Therapeutics, Inc 276,077
58,462 (a),(b) Cabaletta Bio, Inc 139,724
26,951 (a),(b) Candel Therapeutics, Inc 190,544
48,050 (a) Capricor Therapeutics, Inc 722,672
53,116 (a),(b) Cardiff Oncology, Inc 214,057
62,897 (a) CareDx, Inc 1,465,500
45,599 (a),(b) Cargo Therapeutics, Inc 164,156
111,659 (a) Caribou Biosciences, Inc 159,672
51,056 (a),(b) Cassava Sciences, Inc 121,513
9,472 (a),(b) Catalyst Biosciences, Inc 109,023
146,828 (a) Catalyst Pharmaceuticals, Inc 3,312,440
42,365 (a) Celcuity, Inc 506,262
86,246 (a) Celldex Therapeutics, Inc 2,112,165
62,039 (a) Century Therapeutics, Inc 50,915
63,072 (a) CG oncology, Inc 1,896,575
78,524 (a),(c) Chinook Therapeutics, Inc 30,624
66,114 (a) ChromaDex Corp 372,222
20,234 (a) Cibus, Inc 50,383
105,313 (a) Codexis, Inc 441,261
111,181 (a) Cogent Biosciences, Inc 1,035,095
95,056 (a),(b) Coherus Biosciences, Inc 112,166
42,690 (a) Collegium Pharmaceutical, Inc 1,371,203
124,245 (a) Compass Therapeutics, Inc 400,069
13,307 (a),(b) Contineum Therapeutics, Inc 130,276
13,792 (a),(b) Corbus Pharmaceuticals Holdings, Inc 135,024
106,409 (a) Corcept Therapeutics, Inc 7,120,890
74,251 (a),(b) CorMedix, Inc 762,558
115,226 (a) Crinetics Pharmaceuticals, Inc 4,643,608
59,106 (a) CryoPort, Inc 445,659
68,727 (a) Cullinan Oncology, Inc 725,757
164,704 (a) Cytek Biosciences, Inc 848,226
148,177 (a) Cytokinetics, Inc 7,328,834
63,810 (a) Day One Biopharmaceuticals, Inc 789,330
160,496 (a) Denali Therapeutics, Inc 3,739,557
47,309 (a) Design Therapeutics, Inc 229,449
7,309 (a),(b) Diffusion Pharmaceuticals, Inc 16,518
26,167 (a) Disc Medicine, Inc 1,460,119
174,919 (a) Dynavax Technologies Corp 2,282,693
107,095 (a) Dyne Therapeutics, Inc 1,522,891
95,396 (a) Edgewise Therapeutics, Inc 2,672,996
111,593 (a) Editas Medicine, Inc 146,187
70,813 (a) Elevation Oncology, Inc 49,088
39,034 (a) Eliem Therapeutics, Inc 74,165

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
25,834 (a) Enanta Pharmaceuticals, Inc $ 132,012
45,563 (a),(b) Enliven Therapeutics, Inc 996,007
151,681 (a),(b) Enochian Biosciences Inc 113,761
33,481 (a) Entrada Therapeutics, Inc 449,985
235,428 (a) Erasca, Inc 444,959
206,421 (a),(b) Esperion Thereapeutics, Inc 369,494
74,841 (a) Evolus, Inc 1,045,529
85,530 (a),(b) EyePoint Pharmaceuticals, Inc 654,304
136,284 (a) Fate Therapeutics, Inc 177,169
24,461 (a),(b) Fennec Pharmaceuticals, Inc 158,996
34,540 (a) Fibrobiologics, Inc 55,609
385,828 (a) Fluidigm Corp 598,033
33,661 (a) Foghorn Therapeutics, Inc 141,040
8,283 (a),(b) Frequency Therapeutics, Inc 282,616
84,097 (a) Fulcrum Therapeutics, Inc 333,024
27,623 (a),(b) Galectin Therapeutics, Inc 34,529
64,890 (a) Generation Bio Co 50,361
774,921 (a) Geron Corp 2,224,023
8,122 (a),(b) Greenwich Lifesciences, Inc 105,099
164,158 (a) Halozyme Therapeutics, Inc 9,297,909
49,502 (a) Harmony Biosciences Holdings, Inc 1,919,193
39,598 (a) Harrow Health, Inc 1,216,451
52,517 (a) Harvard Bioscience, Inc 89,804
159,504 (a),(b) Heron Therapeutics, Inc 271,157
119,313 (a),(b) Humacyte, Inc 546,454
110,921 (a) Ideaya Biosciences, Inc 2,700,926
20,139 (a) IGM Biosciences, Inc 30,410
192,396 (a) ImmunityBio, Inc 663,766
69,741 (a),(b) Immunome, Inc 769,243
76,690 (a) Immunovant, Inc 1,667,241
15,302 (a) Inhibrx Biosciences, Inc 207,801
43,946 (a),(c) Inhibrx, Inc 28,455
16,518 (a),(b) Inmune Bio, Inc 167,823
74,548 (a) Innoviva, Inc 1,389,575
34,467 (a) Inovio Pharmaceuticals, Inc 72,036
65,457 (a),(b) Inozyme Pharma, Inc 94,258
226,228 (a) Insmed, Inc 17,324,540
131,008 (a) Intellia Therapeutics, Inc 1,352,003
360,388 (a) Iovance Biotherapeutics, Inc 2,108,270
183,812 (a) Ironwood Pharmaceuticals, Inc 430,120
33,162 (a) iTeos Therapeutics, Inc 250,041
36,085 (a) Janux Therapeutics, Inc 1,568,976
15,363 (a),(b) Jasper Therapeutics, Inc 93,100
39,391 (a) KalVista Pharmaceuticals, Inc 350,974
37,968 (a) Keros Therapeutics, Inc 432,835
50,664 (a) Kiniksa Pharmaceuticals Ltd 993,014
40,805 (a) Kodiak Sciences, Inc 261,152
32,563 (a) Krystal Biotech, Inc 5,201,614
98,481 (a) Kura Oncology, Inc 778,985
61,467 (a) Kymera Therapeutics, Inc 2,433,479
22,848 (a),(b) Kyverna Therapeutics, Inc 74,028
28,837 (a),(b) Landec Corp 171,292
57,035 (a) Larimar Therapeutics, Inc 219,014
17,058 (b) LENZ Therapeutics, Inc 435,491
31,235 (a) Lexeo Therapeutics, Inc 169,606
126,230 (a),(b) Lexicon Pharmaceuticals, Inc 95,455
23,070 (a) Ligand Pharmaceuticals, Inc (Class B) 2,688,809
176,749 (a),(b) Lineage Cell Therapeutics, Inc 106,173
78,234 (a),(b) Liquidia Corp 1,113,270
242,546 (a) Lyell Immunopharma, Inc 143,175
82,092 (a) MacroGenics, Inc 246,276
23,599 (a) Madrigal Pharmaceuticals, Inc 7,900,945

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
28,445 (a) Magenta Therapeutics, Inc $ 630,057
352,116 (a) MannKind Corp 2,038,752
150,024 (a) Maravai LifeSciences Holdings, Inc 739,618
141,895 (a) MaxCyte, Inc 639,946
14,471 (a),(b) MBX Biosciences, Inc 144,855
10,799 (a),(b) MediWound Ltd 211,444
60,312 (a) MeiraGTx Holdings plc 379,362
151,201 (a) Mersana Therapeutics, Inc 92,066
7,010 Mesa Laboratories, Inc 965,207
35,497 (a),(b) Metagenomi, Inc 95,487
155,997 (a) MiMedx Group, Inc 1,357,174
105,327 (a),(b) Mind Medicine MindMed, Inc 715,170
38,707 (a) Mineralys Therapeutics, Inc 398,682
53,276 (a) Mirum Pharmaceuticals, Inc 2,604,131
55,041 (a),(b) Monte Rosa Therapeutics, Inc 366,573
119,353 (a) Myriad Genetics, Inc 1,512,203
66,458 (a) Nautilus Biotechnology, Inc 113,643
241,869 (a) Nektar Therapeutics 200,098
109,386 (a),(b) Neumora Therapeutics, Inc 211,115
13,965 (a),(b) Neurogene, Inc 221,345
71,802 (a) Nkarta, Inc 168,017
202,218 (a),(b) Novavax, Inc 1,757,274
91,991 (a) Nurix Therapeutics, Inc 1,813,143
46,055 (a) Nuvalent, Inc 3,951,980
243,289 (a) Nuvation Bio, Inc 561,998
346,835 (a),(b) Ocugen, Inc 252,288
201,659 (a) Ocular Therapeutix, Inc 1,552,774
54,197 (a) Olema Pharmaceuticals, Inc 331,144
73,296 (a),(b) Omeros Corp 631,812
7,972 (a),(c) OmniAb Operations, Inc 80
7,972 (a),(c) OmniAb Operations, Inc 80
126,229 (a) OmniAb, Inc 406,457
99,130 (a) Organogenesis Holdings, Inc 364,798
83,554 (a) ORIC Pharmaceuticals, Inc 870,633
82,414 (a) Ovid therapeutics, Inc 54,673
270,184 (a),(b) Pacific Biosciences of California, Inc 416,083
61,624 (a) Pacira BioSciences, Inc 1,622,560
21,071 (a) PepGen, Inc 27,182
71,907 (a) Perspective Therapeutics, Inc 255,270
45,253 (a),(b) Phathom Pharmaceuticals, Inc 271,065
28,478 Phibro Animal Health Corp 621,105
76,493 (a) Pliant Therapeutics, Inc 822,300
22,617 (a) Praxis Precision Medicines, Inc 1,731,331
185,473 (a),(b) Precigen, Inc 250,389
13,804 (a),(b) Prelude Therapeutics, Inc 15,184
65,320 (a) Prestige Consumer Healthcare, Inc. 5,014,616
77,263 (a),(b) Prime Medicine, Inc 216,336
138,262 (a),(b) ProKidney Corp 228,132
76,733 (a) Protagonist Therapeutics, Inc 2,900,507
56,664 (a) Prothena Corp plc 806,329
100,260 (a) PTC Therapeutics, Inc 4,599,929
55,922 (a) Puma Biotechnology, Inc 161,615
66,164 (a),(b) Pyxis Oncology, Inc 103,877
8,168 (a),(b) Q32 Bio, Inc 24,749
47,125 (a) Quanterix Corp 433,079
127,709 (a),(b) Quantum-Si, Inc 252,864
12,068 (a) Rapport Therapeutics, Inc 198,036
39,628 (a) RAPT Therapeutics, Inc 45,176
326,400 (a),(b) Recursion Pharmaceuticals, Inc 2,363,136
62,504 (a) REGENXBIO, Inc 504,407
85,602 (a) Regulus Therapeutics, Inc 85,602
158,457 (a) Relay Therapeutics, Inc 708,303

SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
80,865 (a) Replimune Group, Inc $ 1,130,493
138,424 (a) Revance Therapeutics, Inc 502,479
219,105 (a) REVOLUTION Medicines, Inc 9,410,560
72,097 (a) Rhythm Pharmaceuticals, Inc 4,284,725
23,053 (a) Rigel Pharmaceuticals, Inc 499,097
89,391 (a) Rocket Pharmaceuticals, Inc 960,059
71,611 (a) Sage Therapeutics, Inc 519,180
179,583 (a),(b) Sana Biotechnology, Inc 578,257
152,381 (a) Savara, Inc 411,429
101,724 (a) Scholar Rock Holding Corp 4,107,615
39,230 (a),(b) scPharmaceuticals, Inc 130,244
13,477 (a),(b) Selecta Biosciences, Inc 260,241
23,961 (a) Septerna, Inc 405,181
37,417 (a) Sera Prognostics, Inc 242,088
53,038 (a) Shattuck Labs, Inc 61,524
62,653 SIGA Technologies, Inc 374,665
23,389 (a),(b) Skye Bioscience, Inc 75,079
33,479 (a) Soleno Therapeutics, Inc 1,681,650
30,501 (a) Solid Biosciences, Inc 96,993
88,306 (a),(b),(c) Sorrento Therapeutics, Inc 35,572
90,349 (a) SpringWorks Therapeutics, Inc 3,388,088
43,817 (a),(b) Spyre Therapeutics, Inc 1,007,353
48,362 (a) Stoke Therapeutics, Inc 555,196
120,575 (a),(b) Summit Therapeutics, Inc 2,592,363
66,382 (a) Supernus Pharmaceuticals, Inc 2,547,077
111,073 (a) Sutro Biopharma, Inc 213,260
111,559 (a) Syndax Pharmaceuticals, Inc 1,580,791
64,790 (a) Tango Therapeutics, Inc 193,074
47,585 (a) Tarsus Pharmaceuticals, Inc 2,558,170
217,518 (a),(b) Taysha Gene Therapies, Inc 326,277
24,990 (a) Telomir Pharmaceuticals, Inc 121,451
62,367 (a) Tenaya Therapeutics, Inc 66,109
91,877 (a) Terns Pharmaceuticals, Inc 409,771
183,066 (a) TG Therapeutics, Inc 5,803,192
50,083 (a) Theravance Biopharma, Inc 469,779
26,824 (a) Third Harmonic Bio, Inc 141,094
26,358 (a) Tourmaline Bio, Inc 423,309
98,440 (a) Travere Therapeutics, Inc 2,014,082
79,210 (a) Trevi Therapeutics, Inc 312,087
52,005 (a) TScan Therapeutics, Inc 133,653
76,845 (a) Twist Bioscience Corp 4,024,373
27,572 (a),(b) Tyra Biosciences, Inc 398,691
22,586 (a) Upstream Bio, Inc 243,251
46,662 (a),(b) UroGen Pharma Ltd 513,749
77,049 (a) Vanda Pharmaceuticals, Inc 339,786
162,904 (a) Vaxcyte, Inc 14,387,681
60,524 (a) Ventyx Biosciences, Inc 121,653
58,157 (a) Vera Therapeutics, Inc 2,168,093
101,281 (a) Veracyte, Inc 4,606,260
50,633 (a),(b) Verastem, Inc 307,849
64,723 (a) Vericel Corp 3,788,884
86,100 (a) Verve Therapeutics, Inc 655,221
121,477 (a) Vir Biotechnology, Inc 1,263,361
95,653 (a) Viridian Therapeutics, Inc 1,853,755
62,291 (a) Voyager Therapeutics, Inc 339,486
120,711 (a) WaVe Life Sciences Ltd 1,396,626
41,364 (a) Werewolf Therapeutics, Inc 55,428
24,879 (a),(b) XBiotech, Inc 86,081
87,918 (a) Xencor, Inc 1,607,141
185,451 (a) Xeris Biopharma Holdings, Inc 660,206
9,988 (a) XOMA Corp 265,781
49,892 (a) Y-mAbs Therapeutics, Inc 297,855

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES (continued)
19,909 (a) Zenas Biopharma, Inc $ 159,670
78,566 (a) Zentalis Pharmaceuticals, Inc 136,705
68,976 (a) Zevra Therapeutics, Inc 540,772
58,961 (a),(b) Zura Bio Ltd 110,847
72,589 (a) Zymeworks, Inc 1,059,799
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 369,386,202
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.6%
2,110 (a) American Realty Investors, Inc 29,667
131,809 (a) Anywhere Real Estate, Inc 475,830
479,982 (a) Compass, Inc 3,479,869
301,411 (a) Cushman & Wakefield plc 4,156,458
110,074 (b) eXp World Holdings, Inc 1,252,642
24,714 (a) Forestar Group, Inc 589,676
17,516 (a) FRP Holdings, Inc 534,939
153,067 Kennedy-Wilson Holdings, Inc 1,385,256
32,091 Marcus & Millichap, Inc 1,224,592
9,874 (a) Maui Land & Pineapple Co, Inc 198,764
174,057 Newmark Group, Inc 2,459,425
13,873 (a) Offerpad Solutions, Inc 32,463
825,962 (a),(b) Opendoor Technologies, Inc 1,139,828
23,741 (a) Re/Max Holdings, Inc 236,935
128,847 (a) Real Brokerage, Inc 659,697
156,592 (a) Redfin Corp 1,252,736
20,152 RMR Group, Inc 376,238
46,469 St. Joe Co 2,235,159
8,230 (a) Stratus Properties, Inc 158,757
28,670 (a) Tejon Ranch Co 465,027
1,691 (a) Transcontinental Realty Investors, Inc 43,695
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 22,387,653
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.5%
63,818 (a) ACM Research, Inc 1,311,460
36,387 (a),(b) Aehr Test Systems 412,265
30,740 (a) Alpha & Omega Semiconductor Ltd 1,181,031
48,965 (a) Ambarella, Inc 3,756,595
42,826 (a) Axcelis Technologies, Inc 2,912,168
28,763 (a) Ceva, Inc 926,456
16 (a),(c) China Energy Savings Technology, Inc 0
58,392 (a) Cohu, Inc 1,337,761
183,883 (a) Credo Technology Group Holding Ltd 12,875,488
60,022 (a) Diodes, Inc 3,540,097
25,997 (a) Everspin Technologies, Inc 159,102
101,821 (a) Formfactor, Inc 4,077,931
44,229 (a) Ichor Holdings Ltd 1,214,528
30,144 (a) Impinj, Inc 3,824,972
223,059 (a),(b) indie Semiconductor, Inc 914,542
69,834 Kulicke & Soffa Industries, Inc 3,097,138
104,658 (a) MaxLinear, Inc 1,869,192
171,716 (a),(b) Navitas Semiconductor Corp 520,299
6,396 NVE Corp 458,337
41,128 (a) PDF Solutions, Inc 1,145,826
79,215 (a) Photronics, Inc 1,821,153
74,460 Power Integrations, Inc 4,640,347
18,565 (a),(b) QuickLogic Corp 152,419
138,631 (a) Rambus, Inc 8,542,442
206,793 (a),(b) Rigetti Computing, Inc 2,723,464
93,960 (a) Semtech Corp 6,291,561
42,210 (a) Silicon Laboratories, Inc 5,723,254
24,082 (a) SiTime Corp 4,917,544
37,108 (a) SkyWater Technology, Inc 383,326
67,443 (a) SMART Global Holdings, Inc 1,367,744
52,152 (a) Synaptics, Inc 4,427,705
58,417 (a) Ultra Clean Holdings 2,153,835

SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
73,250 (a) Veeco Instruments, Inc $ 1,859,085
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 90,539,067
SOFTWARE & SERVICES - 7.0%
154,489 (a) 8x8, Inc 432,569
94,696 A10 Networks, Inc 1,856,989
138,763 (a) ACI Worldwide, Inc 7,430,759
143,489 Adeia, Inc 1,843,834
29,624 (a) Agilysys, Inc 2,672,677
62,392 (a) Alarm.com Holdings, Inc 3,785,323
69,607 (a) Alkami Technology, Inc 2,421,628
70,469 (a) Altair Engineering, Inc 7,776,254
42,572 American Software, Inc (Class A) 601,117
103,285 (a) Amplitude, Inc 1,258,011
53,895 (a) Appian Corp 1,891,176
251,623 (a),(b) Applied Digital Corp 1,791,556
37,316 (a) Arteris, Inc 396,296
103,545 (a) Asana, Inc 2,209,650
56,787 (a) ASGN, Inc 5,009,181
9,437 (a) AudioEye, Inc 178,737
1,260,544 (a) Aurora Innovation, Inc 8,571,699
169,749 (a) AvePoint, Inc 3,187,886
53,607 (a) Backblaze, Inc 324,322
137,937 (a),(b) BigBear.ai Holdings, Inc 584,853
92,493 (a) BigCommerce Holdings, Inc 563,282
158,805 (a),(b) Bit Digital, Inc 500,236
53,400 (a) Blackbaud, Inc 4,119,810
75,956 (a) BlackLine, Inc 4,849,791
310,609 (a) Blend Labs, Inc 1,195,845
182,043 (a) Box, Inc 6,078,416
86,286 (a) Braze, Inc 3,967,430
145,075 (a) C3.ai, Inc 4,548,101
52,366 (a) Cerence, Inc 652,480
265,674 (a),(b) Cipher Mining, Inc 1,522,312
326,683 (a),(b) Cleanspark, Inc 3,410,571
115,220 Clear Secure, Inc 2,727,257
235,325 (a) Clearwater Analytics Holdings, Inc 6,626,752
56,726 (a) Commvault Systems, Inc 9,034,183
23,272 (a) Consensus Cloud Solutions, Inc 659,063
234,470 (a) Core Scientific, Inc 2,876,947
52,678 (a) Couchbase, Inc 934,508
31,049 (a) CS Disco, Inc 156,487
20,502 (a),(b) Digimarc Corp 751,808
127,855 (a),(b) Digital Turbine, Inc 334,980
86,188 (a) DigitalOcean Holdings, Inc 3,575,078
41,771 (a) Domo, Inc 353,800
129,604 (a),(b) D-Wave Quantum, Inc 769,848
269,244 (a) E2open Parent Holdings, Inc 708,112
32,005 (a) eGain Corp 195,230
65,506 (a) Enfusion, Inc 731,047
23,497 (a) EverCommerce, Inc 238,260
170,842 (a) Fastly, Inc 1,788,716
272,104 (a) Freshworks, Inc 5,061,134
71,929 (a) Grid Dynamics Holdings, Inc 1,624,876
32,648 Hackett Group, Inc 1,008,170
104,404 (a) Hut 8 Corp 2,264,523
8,948 (a) IBEX Holdings Ltd 196,945
49,632 Information Services Group, Inc 151,874
69,751 (a) Intapp, Inc 4,972,549
33,221 InterDigital, Inc 6,078,779
107,882 (a) Jamf Holding Corp 1,630,097
113,547 (a) Kaltura, Inc 286,138
13,103 (a) Life360, Inc 599,069

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SOFTWARE & SERVICES (continued)
84,747 (a) LiveRamp Holdings, Inc $ 2,881,398
373,929 (a),(b) Marathon Digital Holdings, Inc 6,857,858
355,903 (a) Matterport, Inc 1,854,255
41,428 (a) MeridianLink, Inc 797,489
59,675 (a) Mitek Systems, Inc 608,685
96,650 (a) N-able, Inc 936,539
192,059 (a) NCR Corp 2,360,405
101,346 (a) NextNav, Inc 1,259,731
139,279 (a) Olo, Inc 1,027,879
42,356 (a) ON24, Inc 291,833
46,851 OneSpan, Inc 901,413
29,212 (a) Ooma, Inc 419,776
47,773 (a) Pagaya Technologies Ltd 443,333
119,323 (a) PagerDuty, Inc 2,209,862
15,573 (b) Park City Group, Inc 329,057
104,723 (a) Porch Group, Inc 466,017
5,611 (a) Prairie Operating Co 48,816
54,387 Progress Software Corp 3,118,007
60,276 (a) PROS Holdings, Inc 1,423,719
76,362 (a) Q2 Holdings, Inc 7,267,372
48,855 (a) Qualys, Inc 6,810,876
90,686 (a) Rackspace Technology, Inc 238,504
81,381 (a) Rapid7, Inc 3,134,796
13,233 Red Violet, Inc 481,681
96,176 (a),(b) Rekor Systems, Inc 195,237
68,658 (a) Rimini Street, Inc 197,735
375,232 (a),(b) Riot Platforms, Inc 4,457,756
49,102 (a),(b) Roadzen, Inc 70,707
37,455 Sapiens International Corp NV 1,024,769
48,973 (a) SEMrush Holdings, Inc 854,089
7,766 (a),(b) Silvaco Group, Inc 67,176
73,130 SolarWinds Corp 1,088,174
405,173 (a),(b) SoundHound AI, Inc 5,733,198
11,953 (a) SoundThinking, Inc 159,573
154,271 (a) Sprinklr, Inc 1,374,555
65,477 (a) Sprout Social, Inc 2,139,134
49,037 (a) SPS Commerce, Inc 9,056,153
75,926 (a) Telos Corp 236,130
155,165 (a) Tenable Holdings, Inc 6,686,060
351,224 (a),(b) Terawulf, Inc 1,675,338
10,937 (a),(b) Tucows, Inc 166,789
80,099 (a) Unisys Corp 533,459
142,685 (a) Varonis Systems, Inc 6,472,192
78,935 (a) Verint Systems, Inc 2,003,370
71,096 (a) Vertex, Inc 4,105,794
17,360 (a) Viant Technology, Inc 384,177
52,910 (a) Weave Communications, Inc 863,491
111,832 (a) WM Technology, Inc 154,328
66,480 (a) Workiva, Inc 6,529,666
58,016 (a) Xperi, Inc 523,304
132,185 (a) Yext, Inc 869,777
235,067 (a) Zeta Global Holdings Corp 4,313,479
180,434 (a) Zuora, Inc 1,800,731
TOTAL SOFTWARE & SERVICES 251,874,663
TECHNOLOGY HARDWARE & EQUIPMENT - 4.0%
30,205 (a),(b) 908 Devices, Inc 75,512
103,824 (a) ADTRAN Holdings, Inc 1,076,655
49,266 Advanced Energy Industries, Inc 5,669,531
27,230 (a),(b) Aeva Technologies, Inc 115,455
53,462 (a) Applied Optoelectronics, Inc 1,492,659
129,115 (a) Arlo Technologies, Inc 1,511,937
15,093 (a) Aviat Networks, Inc 287,522

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
38,605 Badger Meter, Inc $ 8,257,996
2,347 Bel Fuse, Inc 193,886
13,903 Bel Fuse, Inc (Class B) 1,127,533
53,323 Belden CDT, Inc 6,210,530
47,165 Benchmark Electronics, Inc 2,012,059
78,438 (a) Calix, Inc 3,112,420
17,023 (a) Clearfield, Inc 621,169
5,413 Climb Global Solutions, Inc 685,989
281,123 (a) CommScope Holding Co, Inc 1,419,671
31,990 CompoSecure, Inc 509,921
60,480 (a) Corsair Gaming, Inc 553,997
5,715 (a) CPI Card Group, Inc 164,421
39,753 CTS Corp 2,030,981
51,925 (a) Daktronics, Inc 852,089
31,772 (a) Diebold Nixdorf, Inc 1,375,410
46,873 (a) Digi International, Inc 1,464,781
74,749 (a) Eastman Kodak Co 552,395
33,679 (a) ePlus, Inc 2,690,952
177,584 (a),(b) Evolv Technologies Holdings, Inc 712,112
168,116 (a) Extreme Networks, Inc 2,657,914
47,477 (a) Fabrinet 10,265,002
25,759 (a) FARO Technologies, Inc 817,075
140,297 (a) Harmonic, Inc 1,582,550
42,335 Immersion Corp 354,344
264,108 (a),(b) Infinera Corp 1,748,395
35,795 (a) Insight Enterprises, Inc 6,183,586
264,062 (a),(b) IonQ, Inc 10,427,808
58,435 (a) Itron, Inc 6,273,582
31,385 (a) Kimball Electronics, Inc 570,579
114,820 (a) Knowles Corp 2,173,543
155,618 (a),(b) Lightwave Logic, Inc 280,112
46,978 Methode Electronics, Inc 531,791
240,192 (a),(b) MicroVision, Inc 381,905
269,825 (a) Mirion Technologies, Inc 4,274,028
45,049 Napco Security Technologies, Inc 1,653,298
37,896 (a) Netgear, Inc 1,047,824
91,273 (a) Netscout Systems, Inc 2,175,948
59,828 (a) nLight, Inc 668,279
47,142 (a) Novanta, Inc 7,055,272
20,895 (a) OSI Systems, Inc 4,104,614
58,818 (a) Ouster, Inc 585,827
44,280 (a) PAR Technology Corp 3,214,285
15,227 PC Connection, Inc 1,130,148
35,286 (a) Plexus Corp 5,000,379
122,402 (a),(b) Powerfleet, Inc 723,396
114,929 (a) Ribbon Communications, Inc 471,209
15,463 Richardson Electronics Ltd 204,112
24,774 (a) Rogers Corp 2,305,221
70,646 (a) Sanmina Corp 5,915,190
31,610 (a) Scansource, Inc 1,322,879
249,482 (a) SmartRent, Inc 366,739
132,276 (a) TTM Technologies, Inc 3,252,667
17,287 (a) Turtle Beach Corp 306,844
164,754 (a) Viasat, Inc 1,584,933
290,505 (a) Viavi Solutions, Inc 3,497,680
168,514 Vishay Intertechnology, Inc 2,852,942
16,057 (a) Vishay Precision Group, Inc 374,128
153,872 Xerox Holdings Corp 1,314,067
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 144,427,678
TELECOMMUNICATION SERVICES - 0.7%
13,748 (a) Anterix, Inc 392,780
171,675 (a),(b) AST SpaceMobile, Inc 3,474,702

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TELECOMMUNICATION SERVICES (continued)
14,813 ATN International, Inc $ 230,342
31,861 (a) Bandwidth, Inc 566,170
57,889 Cogent Communications Group, Inc 4,361,357
932,194 (a) Globalstar, Inc 1,426,257
90,915 (a),(b) Gogo, Inc 767,323
19,992 IDT Corp 943,223
43,021 (a) Liberty Latin America Ltd (Class A) 265,870
173,125 (a) Liberty Latin America Ltd (Class C) 1,061,256
1,314,590 (a) Lumen Technologies, Inc 6,494,075
66,225 Shenandoah Telecom Co 715,230
24,019 Spok Holdings, Inc 386,225
129,614 Telephone and Data Systems, Inc 4,581,855
TOTAL TELECOMMUNICATION SERVICES 25,666,665
TRANSPORTATION - 1.4%
65,864 (a) Air Transport Services Group, Inc 1,463,498
20,123 Allegiant Travel Co 2,061,199
30,878 ArcBest Corp 2,952,246
76,928 (a) Blade Air Mobility, Inc 296,173
50,817 Costamare, Inc 592,526
22,334 Covenant Logistics Group, Inc 618,875
33,254 (b) Forward Air Corp 1,072,441
56,882 (a) Frontier Group Holdings, Inc 479,515
134,966 FTAI Infrastructure, Inc 947,461
57,052 Genco Shipping & Trading Ltd 824,972
157,377 Golden Ocean Group Ltd 1,455,737
63,458 Heartland Express, Inc 725,960
166,284 (a),(b) Hertz Global Holdings, Inc 686,753
38,844 (b) Himalaya Shipping Ltd 187,617
78,986 Hub Group, Inc (Class A) 3,523,565
412,246 (a) JetBlue Airways Corp 2,712,579
566,303 (a),(b) Joby Aviation, Inc 4,677,663
75,595 Marten Transport Ltd 1,164,163
42,318 Matson, Inc 6,002,808
8,979 (a) PAM Transportation Services, Inc 143,754
37,401 Pangaea Logistics Solutions Ltd 196,355
19,450 (a),(b) Proficient Auto Logistics, Inc 191,388
51,631 (a) Radiant Logistics, Inc 362,450
207,616 (a) RXO, Inc 5,325,350
75,940 (b) Safe Bulkers, Inc 269,587
15,222 (a),(b) Sky Harbour Group Corp 163,332
52,018 (a) Skywest, Inc 6,290,017
49,955 (a) Sun Country Airlines Holdings, Inc 847,237
9,065 Universal Truckload Services, Inc 400,854
82,275 Werner Enterprises, Inc 2,970,127
121,707 (a),(b) Wheels Up Experience, Inc 189,863
TOTAL TRANSPORTATION 49,796,065
UTILITIES - 2.6%
74,738 Allete, Inc 4,904,308
102,994 (a) Altus Power, Inc 415,066
49,835 American States Water Co 3,712,707
101,534 Avista Corp 3,718,175
89,983 Black Hills Corp 5,284,702
157,316 (b) Brookfield Infrastructure Corp 6,563,223
56,339 (a) Cadiz, Inc 278,315
77,310 California Water Service Group 3,501,370
29,056 Chesapeake Utilities Corp 3,552,096
20,522 Consolidated Water Co, Inc 537,266
12,328 Genie Energy Ltd 176,660
17,733 Global Water Resources, Inc 203,929
216,374 (a) Hawaiian Electric Industries, Inc 1,977,658
47,542 MGE Energy, Inc 4,271,649
23,404 Middlesex Water Co 1,185,179

SHARES DESCRIPTION VALUE
UTILITIES (continued)
83,866 (a) Montauk Renewables, Inc $ 350,560
129,088 New Jersey Resources Corp 6,189,770
51,118 Northwest Natural Holding Co 2,040,631
82,411 NorthWestern Corp 4,442,777
73,971 ONE Gas, Inc 5,225,311
74,768 Ormat Technologies, Inc 4,796,367
54,275 Otter Tail Corp 4,181,346
119,624 PNM Resources, Inc 5,783,820
133,066 Portland General Electric Co 5,474,335
25,021 (a) Pure Cycle Corp 293,997
10,847 RGC Resources, Inc 230,716
43,856 SJW Corp 2,202,887
78,601 Southwest Gas Holdings Inc 5,869,923
73,262 Spire, Inc 5,198,671
116,872 (a),(b) Sunnova Energy International, Inc 300,361
21,828 Unitil Corp 1,169,326
18,741 York Water Co 579,659
TOTAL UTILITIES 94,612,760
TOTAL COMMON STOCKS
(Cost $2,355,735,968) 3,590,248,166
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
37,494 (c) AstraZeneca plc 02/20/29 11,623
20,265 (c) Chinook Therapeutics, Inc 01/02/30 203
159,741 (b),(c) Selecta Biosciences, Inc 03/20/24 28,753
9,351 (c) Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 41,140
TOTAL RIGHTS/WARRANTS
(Cost $37,314) 41,140
TOTAL LONG-TERM INVESTMENTS
(Cost $2,355,773,282) 3,590,289,306
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 2.1%
74,733,637 (d) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (e) 74,733,637
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $74,733,637) 74,733,637
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0.1%
$ 5,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 4,971,417
TOTAL GOVERNMENT AGENCY DEBT 4,971,417
REPURCHASE AGREEMENT - 0.2%
5,047,000 (f) Fixed Income Clearing Corporation 4 .340 02/03/25 5,047,000
TOTAL REPURCHASE AGREEMENT 5,047,000
TREASURY DEBT - 0.1%
5,000,000 United States Treasury Bill 0 .000 02/25/25 4,987,018
TOTAL TREASURY DEBT 4,987,018
TOTAL SHORT-TERM INVESTMENTS
(Cost $15,004,457) 15,005,435
TOTAL INVESTMENTS - 102.1%
(Cost $2,445,511,376) 3,680,028,378
OTHER ASSETS & LIABILITIES, NET - (2.1)% (74,334,672)
NET ASSETS - 100.0% $ 3,605,693,706

Small Cap Blend Index

Portfolio of Investments January 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $121,848,009.
(c) For fair value measurement disclosure purposes, investment classified as Level 3.
(d) Investments made with cash collateral received from securities on loan.
(e) The rate shown is the one-day yield as of the end of the reporting period.
(f) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $5,048,825 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
0.500% and maturity date 5/31/27, valued at $5,148,003.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
Russell 2000 E-Mini Index 127 03/21/25  $ 14,422,267 $ 14,575,790 $ 153,523
Fund Level 1 Level 2 Level 3 Total
Small Cap Blend Index
Long-Term Investments
:
Common stocks $3,590,153,355 $— $94,811 $3,590,248,166
Rights/Warrants — — 41,140 41,140
Investments purchased with collateral from securities lending 74,733,637 — — 74,733,637
Short-Term Investments
:
Government agency debt — 4,971,417 — 4,971,417
Repurchase agreement — 5,047,000 — 5,047,000
Treasury debt — 4,987,018 — 4,987,018
Investments in Derivatives
:
Futures contracts* 153,523 — — 153,523
Total $3,665,040,515 $15,005,435 $135,951 $3,680,181,901
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments January 31, 2025
S&P 500 Index

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 98.8%
COMMON STOCKS - 98.8%
AUTOMOBILES & COMPONENTS - 2.4%
51,264 (a) Aptiv plc $ 3,199,899
40,247 BorgWarner, Inc 1,283,879
819,162 Ford Motor Co 8,257,153
232,471 General Motors Co 11,498,016
588,767 (a) Tesla, Inc 238,215,128
TOTAL AUTOMOBILES & COMPONENTS 262,454,075
BANKS - 3.6%
1,406,243 Bank of America Corp 65,109,051
404,116 Citigroup, Inc 32,907,166
87,039 Citizens Financial Group, Inc 4,140,445
144,723 Fifth Third Bancorp 6,412,676
308,172 Huntington Bancshares, Inc 5,300,558
593,145 JPMorgan Chase & Co 158,547,658
194,821 Keycorp 3,502,882
36,567 M&T Bank Corp 7,358,743
84,583 PNC Financial Services Group, Inc 16,996,954
185,239 Regions Financial Corp 4,564,289
276,522 Truist Financial Corp 13,167,978
329,627 US Bancorp 15,749,578
701,960 Wells Fargo & Co 55,314,448
TOTAL BANKS 389,072,426
CAPITAL GOODS - 5.7%
116,090 3M Co 17,668,898
23,360 A.O. Smith Corp 1,572,128
16,934 Allegion plc 2,247,650
48,920 Ametek, Inc 9,028,675
15,169 (a) Axon Enterprise, Inc 9,892,918
157,979 (a) Boeing Co 27,886,453
23,120 (a) Builders FirstSource, Inc 3,867,514
178,466 Carrier Global Corp 11,668,107
101,696 Caterpillar, Inc 37,773,962
28,926 Cummins, Inc 10,304,888
54,300 Deere & Co 25,877,208
30,438 Dover Corp 6,199,612
83,216 Eaton Corp plc 27,165,031
121,651 Emerson Electric Co 15,808,547
119,633 Fastenal Co 8,761,921
75,840 Fortive Corp 6,168,067
57,889 GE Vernova, Inc 21,585,650
11,178 (a) Generac Holdings, Inc 1,669,211
56,003 General Dynamics Corp 14,391,651
228,141 General Electric Co 46,442,663
137,015 Honeywell International, Inc 30,652,996
85,690 Howmet Aerospace, Inc 10,846,640
11,150 Hubbell, Inc 4,716,562
7,121 Huntington Ingalls Industries, Inc 1,404,688
15,866 IDEX Corp 3,558,902
56,644 Illinois Tool Works, Inc 14,679,859
85,876 Ingersoll Rand, Inc 8,055,169
142,096 Johnson Controls International plc 11,083,488
38,992 L3Harris Technologies, Inc 8,266,694
6,992 Lennox International, Inc 4,142,201
45,085 Lockheed Martin Corp 20,872,101
45,515 Masco Corp 3,608,429
11,898 Nordson Corp 2,620,178
29,019 Northrop Grumman Corp 14,140,088
81,754 Otis Worldwide Corp 7,800,967
111,947 PACCAR, Inc 12,412,683

S&P 500 Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CAPITAL GOODS (continued)
27,406 Parker-Hannifin Corp $ 19,377,412
34,647 Pentair plc 3,592,201
31,501 Quanta Services, Inc 9,690,023
24,315 Rockwell Automation, Inc 6,770,025
281,005 RTX Corp 36,235,595
11,605 Snap-On, Inc 4,121,516
29,062 Stanley Black & Decker, Inc 2,559,490
35,725 Textron, Inc 2,733,320
48,055 Trane Technologies plc 17,431,951
12,028 TransDigm Group, Inc 16,277,974
14,209 United Rentals, Inc 10,771,275
9,303 W.W. Grainger, Inc 9,886,019
35,095 Westinghouse Air Brake Technologies Corp 7,296,952
53,036 Xylem, Inc 6,578,585
TOTAL CAPITAL GOODS 618,164,737
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
85,643 Automatic Data Processing, Inc 25,950,685
23,976 Broadridge Financial Solutions, Inc 5,711,563
30,616 (a) Ceridian HCM Holding, Inc 2,165,776
72,981 Cintas Corp 14,637,799
186,863 (a) Copart, Inc 10,824,974
26,695 Equifax, Inc 7,335,252
26,100 Jacobs Solutions, Inc 3,657,393
28,220 Leidos Holdings, Inc 4,008,087
67,560 Paychex, Inc 9,976,585
9,517 Paycom Software, Inc 1,975,348
43,178 Republic Services, Inc 9,364,013
55,186 Rollins, Inc 2,731,707
50,505 Veralto Corp 5,221,712
29,333 Verisk Analytics, Inc 8,431,478
76,362 Waste Management, Inc 16,819,494
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 128,811,866
CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL - 6.3%
1,972,397 (a) Amazon.com, Inc 468,799,319
3,572 (a) Autozone, Inc 11,966,950
38,836 Best Buy Co, Inc 3,334,459
32,319 (a) Carmax, Inc 2,767,799
99,944 eBay, Inc 6,744,221
30,791 Genuine Parts Co 3,579,454
209,383 Home Depot, Inc 86,261,608
47,804 LKQ Corp 1,787,392
121,408 Lowe's Cos, Inc 31,570,936
12,042 (a) O'Reilly Automotive, Inc 15,587,406
8,403 Pool Corp 2,892,733
70,620 Ross Stores, Inc 10,632,547
237,415 TJX Cos, Inc 29,627,018
114,158 Tractor Supply Co 6,205,629
10,136 (a) Ulta Beauty, Inc 4,177,552
TOTAL CONSUMER DISCRETIONARY DISTRIBUTION & RETAIL 685,935,023
CONSUMER DURABLES & APPAREL - 0.7%
31,767 (a) Deckers Outdoor Corp 5,634,195
61,566 DR Horton, Inc 8,736,215
32,790 (a) Garmin Ltd 7,077,721
23,513 Hasbro, Inc 1,359,992
49,324 Lennar Corp (Class A) 6,473,282
23,783 (a) Lululemon Athletica, Inc 9,850,919
24,662 (a),(b),(c) Millrose Properties, Inc 272,762
10,889 (a) Mohawk Industries, Inc 1,331,725
254,488 Nike, Inc (Class B) 19,570,127
632 (a) NVR, Inc 5,066,226
40,527 Pulte Homes, Inc 4,611,162
8,795 Ralph Lauren Corp 2,196,112

SHARES DESCRIPTION VALUE
CONSUMER DURABLES & APPAREL (continued)
46,527 Tapestry, Inc $ 3,393,679
TOTAL CONSUMER DURABLES & APPAREL 75,574,117
CONSUMER SERVICES - 1.9%
91,763 (a) Airbnb, Inc 12,036,553
6,973 Booking Holdings, Inc 33,035,006
36,465 (a) Caesars Entertainment, Inc 1,314,563
219,121 (a) Carnival Corp 6,063,078
284,969 (a) Chipotle Mexican Grill, Inc (Class A) 16,627,941
24,608 Darden Restaurants, Inc 4,804,466
7,327 Domino's Pizza, Inc 3,290,702
25,264 (a) Expedia Group, Inc 4,318,881
51,760 Hilton Worldwide Holdings, Inc 13,254,183
73,031 Las Vegas Sands Corp 3,347,011
49,078 Marriott International, Inc (Class A) 14,261,576
150,971 McDonald's Corp 43,585,328
40,853 (a) MGM Resorts International 1,408,611
94,992 (a) Norwegian Cruise Line Holdings Ltd 2,693,023
52,362 Royal Caribbean Cruises Ltd 13,959,709
241,872 Starbucks Corp 26,044,777
19,644 Wynn Resorts Ltd 1,706,081
60,343 Yum! Brands, Inc 7,874,762
TOTAL CONSUMER SERVICES 209,626,251
CONSUMER STAPLES DISTRIBUTION & RETAIL - 2.0%
93,169 Costco Wholesale Corp 91,294,440
42,979 Dollar General Corp 3,054,088
44,677 (a) Dollar Tree, Inc 3,277,058
141,642 Kroger Co 8,730,813
103,543 Sysco Corp 7,550,355
97,291 Target Corp 13,417,402
147,971 Walgreens Boots Alliance, Inc 1,521,142
912,941 Walmart, Inc 89,614,288
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL 218,459,586
ENERGY - 3.1%
64,677 APA Corp 1,418,367
207,641 Baker Hughes Co 9,588,861
153,262 Cabot Oil & Gas Corp 4,248,423
352,009 Chevron Corp 52,516,223
273,243 ConocoPhillips 27,004,606
137,880 Devon Energy Corp 4,701,708
40,712 Diamondback Energy, Inc 6,691,424
119,500 EOG Resources, Inc 15,031,905
129,762 EQT Corp 6,633,434
925,905 Exxon Mobil Corp 98,914,431
176,395 Halliburton Co 4,589,798
58,372 Hess Corp 8,115,459
420,254 Kinder Morgan, Inc 11,548,580
67,709 Marathon Petroleum Corp 9,865,878
140,463 Occidental Petroleum Corp 6,552,599
130,790 ONEOK, Inc 12,708,864
88,401 Phillips 66 10,419,826
298,657 Schlumberger Ltd 12,029,904
45,920 Targa Resources Corp 9,037,056
3,861 Texas Pacific Land Corp 5,008,373
65,265 Valero Energy Corp 8,680,245
256,925 Williams Cos, Inc 14,241,353
TOTAL ENERGY 339,547,317
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.9%
31,870 Alexandria Real Estate Equities, Inc 3,102,544
99,714 American Tower Corp 18,442,104
31,293 AvalonBay Communities, Inc 6,931,712
28,968 Boston Properties, Inc 2,118,720
21,381 Camden Property Trust 2,431,233

S&P 500 Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
89,003 Crown Castle, Inc $ 7,946,188
65,088 Digital Realty Trust, Inc 10,665,320
20,537 Equinix, Inc 18,763,835
74,179 Equity Residential 5,239,263
13,612 Essex Property Trust, Inc 3,873,567
44,760 Extra Space Storage, Inc 6,893,040
13,968 Federal Realty Investment Trust 1,517,344
140,078 Healthpeak Properties, Inc 2,894,011
144,601 Host Hotels & Resorts Inc 2,416,283
117,651 Invitation Homes, Inc 3,664,829
62,705 Iron Mountain, Inc 6,368,947
141,377 Kimco Realty Corp 3,173,914
25,462 Mid-America Apartment Communities, Inc 3,884,992
197,536 (d) Prologis, Inc 23,556,168
33,612 Public Storage, Inc 10,032,510
184,016 Realty Income Corp 10,054,634
31,704 Regency Centers Corp 2,277,615
22,473 SBA Communications Corp 4,439,766
64,696 Simon Property Group, Inc 11,248,047
64,922 UDR, Inc 2,709,844
87,042 Ventas, Inc 5,259,078
215,465 VICI Properties, Inc 6,414,393
125,623 (d) Welltower, Inc 17,145,027
157,260 Weyerhaeuser Co 4,815,301
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS) 208,280,229
FINANCIAL SERVICES - 8.3%
117,097 American Express Co 37,172,443
20,558 Ameriprise Financial, Inc 11,170,395
93,357 Apollo Global Management, Inc 15,962,180
155,535 Bank of New York Mellon Corp 13,365,122
385,894 (a) Berkshire Hathaway, Inc 180,856,941
30,559 BlackRock, Inc 32,866,204
152,019 Blackstone, Inc 26,924,085
81,360 Capital One Financial Corp 16,573,846
21,218 Cboe Global Markets, Inc 4,335,474
314,483 Charles Schwab Corp 26,014,034
75,444 CME Group, Inc 17,844,015
14,828 (a) Corpay, Inc 5,641,906
54,373 Discover Financial Services 10,933,866
7,911 Factset Research Systems, Inc 3,753,057
112,706 Fidelity National Information Services, Inc 9,182,158
119,645 (a) Fiserv, Inc 25,848,106
62,771 Franklin Resources, Inc 1,396,027
53,999 Global Payments, Inc 6,093,787
66,316 Goldman Sachs Group, Inc 42,468,766
121,649 Intercontinental Exchange, Inc 19,443,160
84,434 Invesco Ltd 1,623,666
15,929 Jack Henry & Associates, Inc 2,773,080
141,539 KKR & Co, Inc 23,646,921
8,144 MarketAxess Holdings, Inc 1,796,811
172,277 Mastercard, Inc (Class A) 95,687,814
32,910 Moody's Corp 16,436,570
261,856 Morgan Stanley 36,248,726
16,435 MSCI, Inc (Class A) 9,807,915
86,255 Nasdaq Stock Market, Inc 7,102,237
43,685 Northern Trust Corp 4,905,389
210,213 (a) PayPal Holdings, Inc 18,620,667
38,673 Raymond James Financial, Inc 6,515,627
66,752 S&P Global, Inc 34,805,160
62,925 State Street Corp 6,394,438
84,918 Synchrony Financial 5,857,644
47,453 T Rowe Price Group, Inc 5,548,205

SHARES DESCRIPTION VALUE
FINANCIAL SERVICES (continued)
363,719 Visa, Inc (Class A) $ 124,319,154
TOTAL FINANCIAL SERVICES 909,935,596
FOOD, BEVERAGE & TOBACCO - 2.2%
361,871 Altria Group, Inc 18,900,522
95,924 Archer-Daniels-Midland Co 4,914,187
31,146 (e) Brown-Forman Corp (Class B) 1,028,130
26,673 Bunge Global S.A. 2,030,616
37,921 Campbell Soup Co 1,470,197
816,664 Coca-Cola Co 51,841,831
97,579 ConAgra Brands, Inc 2,526,320
33,600 Constellation Brands, Inc (Class A) 6,074,880
113,443 General Mills, Inc 6,822,462
33,037 Hershey Co 4,930,772
52,217 Hormel Foods Corp 1,565,466
21,675 J.M. Smucker Co 2,316,841
53,697 Kellogg Co 4,388,656
248,333 Keurig Dr Pepper, Inc 7,971,489
178,561 Kraft Heinz Co 5,328,260
32,426 Lamb Weston Holdings, Inc 1,943,614
55,713 McCormick & Co, Inc 4,302,715
36,080 Molson Coors Brewing Co (Class B) 1,975,380
286,369 Mondelez International, Inc 16,606,538
148,960 (a) Monster Beverage Corp 7,255,842
289,770 PepsiCo, Inc 43,665,441
327,860 Philip Morris International, Inc 42,687,372
62,765 Tyson Foods, Inc (Class A) 3,545,595
TOTAL FOOD, BEVERAGE & TOBACCO 244,093,126
HEALTH CARE EQUIPMENT & SERVICES - 4.5%
365,489 Abbott Laboratories 46,757,008
15,487 (a) Align Technology, Inc 3,393,357
37,925 AmerisourceBergen Corp 9,640,914
102,621 Baxter International, Inc 3,341,340
61,372 Becton Dickinson & Co 15,195,707
309,750 (a) Boston Scientific Corp 31,706,010
51,341 Cardinal Health, Inc 6,348,828
103,482 (a) Centene Corp 6,625,952
59,529 Cigna Group 17,514,027
41,702 (a) Cooper Cos, Inc 4,026,328
263,720 CVS Health Corp 14,894,906
8,727 (a) DaVita, Inc 1,537,697
82,751 (a) DexCom, Inc 7,185,269
126,192 (a) Edwards Lifesciences Corp 9,142,610
49,555 Elevance Health, Inc 19,608,913
95,270 GE HealthCare Technologies, Inc 8,412,341
38,533 HCA, Inc 12,712,422
25,902 (a) Henry Schein, Inc 2,072,160
46,747 (a) Hologic, Inc 3,372,329
25,420 Humana, Inc 7,453,907
17,239 (a) IDEXX Laboratories, Inc 7,275,720
14,178 (a) Insulet Corp 3,946,872
74,916 (a) Intuitive Surgical, Inc 42,842,962
16,945 Labcorp Holdings, Inc 4,232,861
26,542 McKesson Corp 15,785,854
274,744 Medtronic plc 24,952,250
11,393 (a) Molina Healthcare, Inc 3,536,501
22,132 Quest Diagnostics, Inc 3,609,729
31,534 Resmed, Inc 7,447,700
30,414 (a) Solventum Corp 2,252,461
20,147 STERIS plc 4,445,436
72,306 Stryker Corp 28,292,615
8,924 Teleflex, Inc 1,608,462
194,116 UnitedHealth Group, Inc 105,305,989

S&P 500 Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HEALTH CARE EQUIPMENT & SERVICES (continued)
12,834 Universal Health Services, Inc (Class B) $ 2,419,979
41,913 Zimmer Biomet Holdings, Inc 4,588,635
TOTAL HEALTH CARE EQUIPMENT & SERVICES 493,486,051
HOUSEHOLD & PERSONAL PRODUCTS - 1.2%
50,988 Church & Dwight Co, Inc 5,380,254
25,491 Clorox Co 4,044,912
174,651 Colgate-Palmolive Co 15,142,241
50,581 Estee Lauder Cos (Class A) 4,219,973
405,789 Kenvue, Inc 8,639,248
70,381 Kimberly-Clark Corp 9,147,418
495,313 Procter & Gamble Co 82,217,005
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 128,791,051
INSURANCE - 2.0%
106,525 Aflac, Inc 11,438,655
56,629 Allstate Corp 10,891,456
136,036 American International Group, Inc 10,020,412
45,633 Aon plc 16,921,629
83,043 Arch Capital Group Ltd 7,728,812
10,217 Assurant, Inc 2,198,596
48,025 Brown & Brown, Inc 5,026,297
78,724 Chubb Ltd 21,403,481
33,017 Cincinnati Financial Corp 4,524,980
4,619 Erie Indemnity Co (Class A) 1,861,226
8,898 Everest Re Group Ltd 3,092,144
53,204 Gallagher (Arthur J.) & Co 16,058,031
17,371 Globe Life, Inc 2,120,825
62,930 Hartford Financial Services Group, Inc 7,019,842
35,538 Loews Corp 3,036,722
102,943 Marsh & McLennan Cos, Inc 22,326,278
124,642 Metlife, Inc 10,782,779
43,138 Principal Financial Group 3,556,728
123,486 Progressive Corp 30,431,890
76,767 Prudential Financial, Inc 9,270,383
48,158 Travelers Cos, Inc 11,807,378
59,256 W.R. Berkley Corp 3,486,030
20,928 Willis Towers Watson plc 6,897,136
TOTAL INSURANCE 221,901,710
MATERIALS - 1.9%
47,587 Air Products & Chemicals, Inc 15,954,018
25,602 (e) Albemarle Corp 2,155,432
272,917 Amcor plc 2,652,753
17,000 Avery Dennison Corp 3,157,410
63,800 Ball Corp 3,553,660
18,925 Celanese Corp (Series A) 1,344,432
36,178 CF Industries Holdings, Inc 3,335,973
149,351 Corteva, Inc 9,748,140
141,994 Dow, Inc 5,544,866
91,261 DuPont de Nemours, Inc 7,008,845
22,237 Eastman Chemical Co 2,215,917
53,008 Ecolab, Inc 13,262,071
20,184 FMC Corp 1,125,863
305,589 Freeport-McMoRan, Inc (Class B) 10,955,366
53,058 International Flavors & Fragrances, Inc 4,620,821
76,720 (e) International Paper Co 4,267,934
100,456 (a) Linde plc 44,815,431
50,713 LyondellBasell Industries NV 3,838,974
12,891 Martin Marietta Materials, Inc 7,014,251
56,411 Mosaic Co 1,573,303
245,310 Newmont Goldcorp Corp 10,479,643
49,132 Nucor Corp 6,310,023
19,186 Packaging Corp of America 4,080,095
50,723 PPG Industries, Inc 5,852,420

SHARES DESCRIPTION VALUE
MATERIALS (continued)
49,445 Sherwin-Williams Co $ 17,709,221
104,948 Smurfit WestRock plc 5,571,689
29,976 Steel Dynamics, Inc 3,842,923
27,760 Vulcan Materials Co 7,610,404
TOTAL MATERIALS 209,601,878
MEDIA & ENTERTAINMENT - 9.0%
1,003,067 Alphabet, Inc 206,230,575
1,231,538 Alphabet, Inc (Class A) 251,258,383
20,329 (a) Charter Communications, Inc 7,023,466
815,164 Comcast Corp (Class A) 27,438,420
50,155 Electronic Arts, Inc 6,164,551
45,990 Fox Corp (Class A) 2,353,768
31,481 Fox Corp (Class B) 1,529,977
81,564 Interpublic Group of Cos, Inc 2,338,440
31,772 (a) Live Nation, Inc 4,596,773
58,700 Match Group, Inc 2,095,590
459,483 Meta Platforms, Inc 316,666,494
90,024 (a) NetFlix, Inc 87,931,842
77,943 News Corp (Class A) 2,191,757
23,838 News Corp (Class B) 754,473
43,533 Omnicom Group, Inc 3,778,229
110,427 Paramount Global (Class B) 1,201,446
34,889 (a) Take-Two Interactive Software, Inc 6,472,258
381,838 Walt Disney Co 43,170,604
486,295 (a) Warner Bros Discovery, Inc 5,076,920
TOTAL MEDIA & ENTERTAINMENT 978,273,966
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.8%
372,261 AbbVie, Inc 68,458,798
61,632 Agilent Technologies, Inc 9,338,481
113,311 Amgen, Inc 32,341,226
29,747 (a) Biogen, Inc 4,281,486
34,200 Bio-Techne Corp 2,515,410
427,538 Bristol-Myers Squibb Co 25,203,365
11,012 (a) Charles River Laboratories International, Inc 1,814,337
135,493 Danaher Corp 30,179,711
166,058 Eli Lilly & Co 134,686,323
262,371 Gilead Sciences, Inc 25,502,461
33,897 (a) Incyte Corp 2,513,801
37,631 (a) IQVIA Holdings, Inc 7,577,378
506,825 Johnson & Johnson 77,113,424
533,199 Merck & Co, Inc 52,690,725
4,431 (a) Mettler-Toledo International, Inc 6,045,834
68,676 (a) Moderna, Inc 2,707,208
26,424 PerkinElmer, Inc 3,332,859
1,197,178 Pfizer, Inc 31,749,160
22,482 (a) Regeneron Pharmaceuticals, Inc 15,129,936
80,557 Thermo Fisher Scientific, Inc 48,152,947
54,104 (a) Vertex Pharmaceuticals, Inc 24,978,735
238,573 Viatris, Inc 2,691,103
12,103 (a) Waters Corp 5,028,554
15,036 West Pharmaceutical Services, Inc 5,135,546
95,493 Zoetis, Inc 16,319,754
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 635,488,562
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
64,038 (a) CBRE Group, Inc 9,268,860
89,164 (a) CoStar Group, Inc 6,829,963
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT 16,098,823
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.4%
342,046 (a) Advanced Micro Devices, Inc 39,660,234
104,236 Analog Devices, Inc 22,086,566
173,854 Applied Materials, Inc 31,354,569
984,488 Broadcom, Inc 217,837,660

S&P 500 Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (continued)
30,217 (a) Enphase Energy, Inc $ 1,881,915
21,802 (a) First Solar, Inc 3,652,271
904,651 Intel Corp 17,577,369
28,041 KLA Corp 20,700,988
274,617 Lam Research Corp 22,257,708
119,709 Microchip Technology, Inc 6,500,199
233,371 Micron Technology, Inc 21,292,770
10,088 Monolithic Power Systems, Inc 6,429,788
5,170,653 Nvidia Corp 620,840,306
54,011 NXP Semiconductors NV 11,263,994
89,646 (a) ON Semiconductor Corp 4,692,071
234,005 QUALCOMM, Inc 40,466,484
35,393 Skyworks Solutions, Inc 3,141,483
33,152 Teradyne, Inc 3,838,670
191,993 Texas Instruments, Inc 35,443,828
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,130,918,873
SOFTWARE & SERVICES - 11.3%
131,604 Accenture plc 50,660,960
92,804 (a) Adobe, Inc 40,597,110
33,190 (a) Akamai Technologies, Inc 3,315,681
18,524 (a) Ansys, Inc 6,492,662
44,730 (a) Autodesk, Inc 13,926,238
57,454 (a) Cadence Design Systems, Inc 17,099,459
106,434 Cognizant Technology Solutions Corp (Class A) 8,792,513
48,670 (a) Crowdstrike Holdings, Inc 19,374,067
11,159 (a) EPAM Systems, Inc 2,833,940
5,054 (a) Fair Isaac Corp 9,468,972
133,958 (a) Fortinet, Inc 13,513,683
16,291 (a) Gartner, Inc 8,843,244
112,609 Gen Digital, Inc 3,030,308
29,159 (a) GoDaddy, Inc 6,200,661
194,714 International Business Machines Corp 49,788,370
59,064 Intuit, Inc 35,527,587
1,567,064 Microsoft Corp 650,425,584
338,642 Oracle Corp 57,589,458
432,086 (a) Palantir Technologies, Inc 35,642,774
137,751 (a) Palo Alto Networks, Inc 25,404,039
26,403 (a) PTC, Inc 5,108,452
22,654 Roper Industries, Inc 13,040,775
201,357 Salesforce, Inc 68,803,687
43,368 (a) ServiceNow, Inc 44,165,104
32,133 (a) Synopsys, Inc 16,885,249
8,849 (a) Tyler Technologies, Inc 5,323,912
17,418 (a) VeriSign, Inc 3,744,870
45,192 (a) Workday, Inc 11,843,016
TOTAL SOFTWARE & SERVICES 1,227,442,375
TECHNOLOGY HARDWARE & EQUIPMENT - 8.7%
251,211 Amphenol Corp (Class A) 17,780,715
3,186,147 Apple, Inc 751,930,692
217,495 (a) Arista Networks, Inc 25,061,949
28,932 CDW Corp 5,761,519
838,262 Cisco Systems, Inc 50,798,677
163,831 Corning, Inc 8,532,318
64,165 Dell Technologies, Inc 6,647,494
12,251 (a) F5 Networks, Inc 3,641,732
271,708 Hewlett Packard Enterprise Co 5,757,493
212,567 HP, Inc 6,908,428
23,264 Jabil Inc 3,778,306
75,473 Juniper Networks, Inc 2,630,989
36,871 (a) Keysight Technologies, Inc 6,575,943
35,225 Motorola Solutions, Inc 16,529,331
43,051 NetApp, Inc 5,256,527

SHARES DESCRIPTION VALUE
TECHNOLOGY HARDWARE & EQUIPMENT (continued)
45,653 Seagate Technology Holdings plc $ 4,399,123
102,539 (a),(e) Super Micro Computer, Inc 2,924,412
64,188 TE Connectivity plc 9,497,898
9,676 (a) Teledyne Technologies, Inc 4,947,629
52,555 (a) Trimble Inc 3,939,523
72,425 (a) Western Digital Corp 4,717,040
10,611 (a) Zebra Technologies Corp (Class A) 4,158,875
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 952,176,613
TELECOMMUNICATION SERVICES - 0.9%
1,511,996 AT&T, Inc 35,879,665
102,222 T-Mobile US, Inc 23,814,660
888,788 Verizon Communications, Inc 35,009,359
TOTAL TELECOMMUNICATION SERVICES 94,703,684
TRANSPORTATION - 1.4%
23,762 CH Robinson Worldwide, Inc 2,364,081
411,326 CSX Corp 13,520,286
139,199 Delta Air Lines, Inc 9,363,917
29,810 Expeditors International Washington, Inc 3,385,820
47,986 FedEx Corp 12,710,052
16,063 JB Hunt Transport Services, Inc 2,750,307
48,107 Norfolk Southern Corp 12,281,717
39,192 Old Dominion Freight Line 7,274,427
121,800 Southwest Airlines Co 3,740,478
444,387 (a) Uber Technologies, Inc 29,707,271
127,777 Union Pacific Corp 31,661,863
68,166 (a) United Airlines Holdings, Inc 7,214,689
156,152 United Parcel Service, Inc (Class B) 17,837,243
TOTAL TRANSPORTATION 153,812,151
UTILITIES - 2.3%
129,559 AES Corp 1,425,149
52,675 Alliant Energy Corp 3,101,504
57,337 Ameren Corp 5,401,145
109,120 American Electric Power Co, Inc 10,733,043
41,200 American Water Works Co, Inc 5,135,168
31,753 Atmos Energy Corp 4,525,120
142,910 Centerpoint Energy, Inc 4,654,579
60,751 CMS Energy Corp 4,009,566
69,735 Consolidated Edison, Inc 6,536,959
65,467 Constellation Energy Corp 19,638,791
177,646 Dominion Energy, Inc 9,875,341
42,653 DTE Energy Co 5,113,242
164,952 Duke Energy Corp 18,472,974
81,726 Edison International 4,413,204
92,156 Entergy Corp 7,472,008
47,311 Evergy, Inc 3,035,947
75,409 Eversource Energy 4,349,591
205,456 Exelon Corp 8,218,240
105,151 FirstEnergy Corp 4,185,010
433,457 NextEra Energy, Inc 31,018,183
101,805 NiSource, Inc 3,797,327
41,947 NRG Energy, Inc 4,297,051
482,220 PG&E Corp 7,546,743
21,982 Pinnacle West Capital Corp 1,911,555
154,653 PPL Corp 5,196,341
106,734 Public Service Enterprise Group, Inc 8,916,558
137,456 Sempra Energy 11,399,226
233,437 Southern Co 19,597,036
70,720 Vistra Corp 11,883,082
64,732 WEC Energy Group, Inc 6,425,298

S&P 500 Index

Portfolio of Investments January 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
SHARES DESCRIPTION VALUE
UTILITIES (continued)
124,691 Xcel Energy, Inc $ 8,379,235
TOTAL UTILITIES 250,664,216
TOTAL COMMON STOCKS
(Cost $3,417,954,124) 10,783,314,302
TOTAL LONG-TERM INVESTMENTS
(Cost $3,417,954,124) 10,783,314,302
SHARES DESCRIPTION RATE EXP VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.1%
4,673,553 (f) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (g) 4,673,553
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $4,673,553) 4,673,553
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 0.6%
$ 67,795,000 (h) Fixed Income Clearing Corporation 4 .340 02/03/25 67,795,000
TOTAL REPURCHASE AGREEMENT 67,795,000
TREASURY DEBT - 0.5%
20,000,000 United States Treasury Bill 0 .000 02/25/25 19,948,072
25,000,000 United States Treasury Bill 0 .000 03/06/25 24,908,614
10,000,000 United States Treasury Bill 0 .000 03/13/25 9,955,160
TOTAL TREASURY DEBT 54,811,846
TOTAL SHORT-TERM INVESTMENTS
(Cost $122,593,404) 122,606,846
TOTAL INVESTMENTS - 100.0%
(Cost $3,545,221,081) 10,910,594,701
OTHER ASSETS & LIABILITIES, NET - (0.0)% (32,486)
NET ASSETS - 100.0% $ 10,910,562,215
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) For fair value measurement disclosure purposes, investment classified as Level 3.
(c) When-issued or delayed delivery security.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(e) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $8,393,570.
(f) Investments made with cash collateral received from securities on loan.
(g) The rate shown is the one-day yield as of the end of the reporting period.
(h) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $67,819,519 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $69,151,038.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
S&P 500 E-Mini Index 396 03/21/25  $ 118,487,784 $ 120,131,550 $ 1,643,766

Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
S&P 500 Index
Long-Term Investments
:
Common stocks $10,783,041,540 $— $272,762 $10,783,314,302
Investments purchased with collateral from securities lending 4,673,553 — — 4,673,553
Short-Term Investments
:
Repurchase agreement — 67,795,000 — 67,795,000
Treasury debt — 54,811,846 — 54,811,846
Investments in Derivatives
:
Futures contracts* 1,643,766 — — 1,643,766
Total $10,789,358,859 $122,606,846 $272,762 $10,912,238,467
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Emerging Markets Equity Index
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 99.4%
COMMON STOCKS - 99.4%
BRAZIL - 4.4%
4,290,597 Ambev S.A. $ 8,149,421
5,305,046 B3 SA-Brasil Bolsa Balcao 10,157,932
1,338,028 Banco Bradesco S.A. 2,523,091
5,296,504 Banco Bradesco S.A. (Preference) 10,957,253
1,003,300 Banco BTG Pactual S.A. - Unit 5,591,581
1,499,166 Banco do Brasil S.A. 7,100,712
760,148 BB Seguridade Participacoes S.A. 5,012,980
438,500 BRF S.A. 1,642,485
557,800 Caixa Seguridade Participacoes S 1,401,169
1,034,145 Centrais Eletricas Brasileiras S.A. 6,386,375
164,992 Centrais Eletricas Brasileiras S.A. 1,120,829
738,042 Cia de Concessoes Rodoviarias 1,418,231
428,058 Cia de Saneamento Basico do Estado de Sao Paulo 6,926,951
1,575,575 Cia Energetica de Minas Gerais 2,954,852
964,800 Cia Paranaense de Energia 1,601,383
545,530 Cia Siderurgica Nacional S.A. 848,533
1,027,783 Cosan SA Industria e Comercio 1,361,220
286,980 CPFL Energia S.A. 1,688,277
644,700 (a) Embraer S.A. 6,585,945
214,752 Energisa S.A. 1,457,391
124,325 Engie Brasil Energia S.A. 782,875
1,100,550 Equatorial Energia S.A. 5,677,840
1,148,619 Gerdau S.A. (Preference) 3,384,505
4,560,750 (a),(b) Hapvida Participacoes e Investimentos S.A. 1,888,590
339,103 Hypera S.A. 1,060,703
226,651 Inter & Co, Inc 1,185,385
4,979,929 Investimentos Itau S.A. - PR 8,120,862
4,421,653 Itau Unibanco Holding S.A. 25,580,905
671,036 Klabin S.A. 2,576,646
1 Klabin S.A. (Preference) 1
825,149 Localiza Rent A Car 4,358,681
851,919 Natura & Co Holding S.A. 1,839,686
2,728,718 (a) NU Holdings Ltd 36,128,226
899,685 (a) Petro Rio S.A. 6,310,365
3,629,478 Petroleo Brasileiro S.A. 25,866,952
4,302,525 Petroleo Brasileiro S.A. (Preference) 27,748,251
1,226,195 Raia Drogasil S.A. 4,425,091
705,888 (b) Rede D'Or Sao Luiz S.A. 3,376,010
1,381,927 Rumo S.A. 4,350,999
235,824 (a) StoneCo Ltd 2,162,506
665,887 Suzano SA 7,106,608
399,821 Telefonica Brasil S.A. 3,548,689
769,566 TIM S.A. 2,055,582
609,700 TOTVS S.A. 3,553,423
687,660 Ultrapar Participacoes S.A. 1,946,235
3,158,942 Vale S.A. 29,281,045
865,527 Vibra Energia S.A. 2,497,033
1,639,334 WEG S.A. 15,439,454
347,956 XP, Inc 4,749,599
TOTAL BRAZIL 321,889,358
CHILE - 0.4%
38,210,903 Banco de Chile 4,730,394
77,008 Banco de Credito e Inversiones 2,352,828
53,267,494 Banco Santander Chile S.A. 2,747,996
1,152,948 Cencosud S.A. 2,938,495
1,338,737 Empresas CMPC S.A. 2,284,683
472,164 Empresas COPEC S.A. 3,154,846
27,050,157 Enel Chile S.A. 1,607,732

SHARES DESCRIPTION VALUE
CHILE (continued)
18,656,126 Enersis S.A. $ 1,678,652
146,483,696 Lan Airlines S.A. 2,217,089
757,518 SACI Falabella 2,868,848
133,272 Sociedad Quimica y Minera de Chile S.A. (Class B) 5,260,126
TOTAL CHILE 31,841,689
CHINA - 27.8%
107,500 360 Finance, Inc (ADR) 4,289,250
351,500 360 Security Technology, Inc 536,074
125,000 37 Interactive Entertainment Network Technology Group Co Ltd 257,544
758,000 AAC Technologies Holdings, Inc 3,949,503
45,400 Accelink Technologies Co Ltd 303,122
11,685 ACM Research Shanghai, Inc 158,385
34,602 Advanced Micro-Fabrication Equipment, Inc China 862,852
38,500 AECC Aero-Engine Control Co Ltd 104,362
135,300 AECC Aviation Power Co Ltd 698,232
27,058,043 Agricultural Bank of China Ltd 14,902,572
4,666,600 Agricultural Bank of China Ltd (Class A) 3,319,038
556,970 Aier Eye Hospital Group Co Ltd 949,982
742,490 (a) Air China Ltd 765,627
129,530 Airtac International Group 3,377,693
579,000 (a),(b) Akeso, Inc 4,531,319
15,173,777 Alibaba Group Holding Ltd 186,128,835
5,022,284 (a),(c) Alibaba Health Information Technology Ltd 2,345,191
4,092,000 Aluminum Corp of China Ltd 2,633,853
785,700 Aluminum Corp of China Ltd (Class A) 847,128
15,390 (a) Amlogic Shanghai Co Ltd 179,028
37,600 Angel Yeast Co Ltd 179,643
1,223,782 Anhui Conch Cement Co Ltd 3,299,181
206,200 Anhui Conch Cement Co Ltd (Class A) 709,369
100,758 Anhui Gujing Distillery Co Ltd 1,463,547
20,900 Anhui Gujing Distillery Co Ltd (Class A) 480,479
119,100 Anhui Jianghuai Automobile Group Corp Ltd 671,953
28,600 Anhui Yingjia Distillery Co Ltd 220,961
23,660 Anker Innovations Technology Co Ltd 355,371
1,164,486 Anta Sports Products Ltd 12,389,239
15,400 Asymchem Laboratories Tianjin Co Ltd 158,595
30,100 Autobio Diagnostics Co Ltd 166,597
62,200 Autohome, Inc (ADR) 1,742,844
130,200 Avary Holding Shenzhen Co Ltd 729,444
1,054,861 AviChina Industry & Technology Co Ltd 492,092
14,700 AVICOPTER plc 73,240
449,300 (a) BAIC BluePark New Energy Technology Co Ltd 492,749
2,149,712 (a) Baidu, Inc 24,305,675
1,235,616 Bank of Beijing Co Ltd 1,020,334
259,086 Bank of Changsha Co Ltd 329,860
247,205 Bank of Chengdu Co Ltd 586,299
2,077,343 Bank of China Ltd - A 1,560,076
67,500,425 Bank of China Ltd - H 34,919,842
2,235,200 Bank of Communications Co Ltd - A 2,234,741
8,994,934 Bank of Communications Co Ltd - H 7,276,555
259,700 Bank of Hangzhou Co Ltd 528,983
1,185,010 Bank of Jiangsu Co Ltd 1,622,880
1,041,800 Bank of Nanjing Co Ltd 1,534,362
342,168 Bank of Ningbo Co Ltd 1,246,486
731,809 Bank of Shanghai Co Ltd 938,145
320,800 Bank of Suzhou Co Ltd 350,947
1,345,900 Baoshan Iron & Steel Co Ltd 1,300,030
637,626 (a) BeiGene Ltd 11,071,948
506,500 Beijing Enterprises Holdings Ltd 1,739,633
3,803,583 Beijing Enterprises Water Group Ltd 1,055,764
24,376 Beijing Kingsoft Office Software, Inc 1,064,943
79,600 Beijing New Building Materials plc 343,903

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
61,400 Beijing Oriental Yuhong Waterproof Technology Co Ltd $ 104,148
9,115 Beijing Roborock Technology Co Ltd 288,722
97,320 Beijing Tiantan Biological Products Corp Ltd 280,111
70,200 Beijing Tongrentang Co Ltd 358,027
54,698 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 512,680
224,900 Beijing Yanjing Brewery Co Ltd 351,822
3,579,600 Beijing-Shanghai High Speed Railway Co Ltd 2,821,095
33,720 Bethel Automotive Safety Systems Co Ltd 212,869
216,967 (a),(c) Bilibili, Inc 3,638,676
26,921 Bloomage Biotechnology Corp Ltd 180,016
213,200 (b) BOC Aviation Ltd 1,607,116
162,200 BOC International China Co Ltd 233,666
2,261,500 BOE Technology Group Co Ltd 1,391,737
3,966,000 Bosideng International Holdings Ltd 1,919,795
98,400 BYD Co Ltd 3,735,548
980,037 BYD Co Ltd (H shares) 34,438,830
814,500 BYD Electronic International Co Ltd 4,447,493
603,575 (c) C&D International Investment Group Ltd 991,565
383,350 Caitong Securities Co Ltd 404,128
22,695 (a) Cambricon Technologies Corp Ltd 1,808,295
103,900 Capital Securities Co Ltd 283,409
27,137 Cathay Biotech, Inc 165,481
1,650,400 CGN Power Co Ltd 839,447
10,889,000 (b) CGN Power Co Ltd 3,524,114
16,900 Changchun High & New Technology Industry Group, Inc 217,255
269,545 Changjiang Securities Co Ltd 237,264
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 232,494
127,100 Chaozhou Three-Circle Group Co Ltd 664,177
131,900 Chifeng Jilong Gold Mining Co Ltd 329,811
9,327,530 China Citic Bank 6,662,368
2,446,000 (c) China Coal Energy Co 2,811,517
2,972,000 China Communications Services Corp Ltd 1,690,997
791,800 China Construction Bank Corp - A 931,748
90,216,641 China Construction Bank Corp - H 73,410,647
257,400 China CSSC Holdings Ltd 1,192,236
880,200 (a) China Eastern Airlines Corp Ltd 471,151
1,330,900 China Energy Engineering Corp Ltd 413,250
2,820,000 China Everbright Bank Co Ltd - A 1,506,392
4,955,000 China Everbright Bank Co Ltd - H 1,937,177
3,307,000 (b) China Feihe Ltd 2,276,259
3,396,245 China Galaxy Securities Co Ltd 3,093,763
410,100 China Galaxy Securities Co Ltd (Class A) 790,729
2,867,468 China Gas Holdings Ltd 2,377,051
213,400 China Great Wall Securities Co Ltd 228,309
74,800 China Greatwall Technology Group Co Ltd 134,418
2,824,000 China Hongqiao Group Ltd 4,747,482
2,230,000 (a),(d) China Huishan Dairy Holdings Co Ltd 2,862
1,324,224 China Insurance International Holdings Co Ltd 1,976,723
1,464,206 (b) China International Capital Corp Ltd 2,437,502
178,600 China International Capital Corp Ltd 767,648
182,544 China Jushi Co Ltd 284,997
7,262,880 China Life Insurance Co Ltd 13,482,758
156,500 China Life Insurance Co Ltd (Class A) 878,610
348,000 (a),(b) China Literature Ltd 1,171,799
3,032,341 China Longyuan Power Group Corp Ltd 2,235,798
2,959,000 China Mengniu Dairy Co Ltd 5,931,601
3,772,868 China Merchants Bank Co Ltd 20,751,081
1,131,095 China Merchants Bank Co Ltd (Class A) 6,354,857
1,038,200 China Merchants Energy Shipping Co Ltd 992,278
477,300 China Merchants Expressway Network & Technology Holdings Co Ltd 844,279
1,342,894 China Merchants Holdings International Co Ltd 2,283,559
351,020 China Merchants Securities Co Ltd 872,670

SHARES DESCRIPTION VALUE
CHINA (continued)
438,000 China Merchants Shekou Industrial Zone Holdings Co Ltd $ 591,793
2,177,258 China Minsheng Banking Corp Ltd - A 1,247,192
7,995,014 China Minsheng Banking Corp Ltd - H 3,814,311
3,726,000 China Molybdenum Co Ltd 2,752,658
918,300 China Molybdenum Co Ltd (Class A) 921,943
4,563,913 (c) China National Building Material Co Ltd 2,182,830
256,700 China National Chemical Engineering Co Ltd 263,912
59,700 China National Medicines Corp Ltd 265,709
1,183,400 China National Nuclear Power Co Ltd 1,592,068
170,900 China Northern Rare Earth Group High-Tech Co Ltd 495,704
2,522,773 China Oilfield Services Ltd 2,258,247
3,504,294 China Overseas Land & Investment Ltd 5,585,195
396,700 China Pacific Insurance Group Co Ltd - A 1,774,323
2,484,819 China Pacific Insurance Group Co Ltd - H 7,401,735
4,296,000 China Power International Development Ltd 1,603,349
1,165,611 China Railway Group Ltd - A 952,726
3,970,000 China Railway Group Ltd - H 1,922,614
365,184 China Railway Signal & Communication Corp Ltd 293,631
77,800 China Rare Earth Resources And Technology Co Ltd 296,226
1,555,071 China Resources Beer Holdings Company Ltd 4,714,585
860,500 China Resources Gas Group Ltd 2,921,011
3,046,555 China Resources Land Ltd 9,273,705
73,708 China Resources Microelectronics Ltd 464,127
616,807 (b) China Resources Mixc Lifestyle Services Ltd 2,335,550
1,860,346 (b) China Resources Pharmaceutical Group Ltd 1,251,674
1,895,372 China Resources Power Holdings Co 4,215,390
64,252 China Resources Sanjiu Medical & Pharmaceutical Co Ltd 392,152
5,426,904 (a),(c) China Ruyi Holdings Ltd 1,735,551
440,200 China Shenhua Energy Co Ltd - A 2,425,675
3,302,000 China Shenhua Energy Co Ltd - H 13,315,307
2,084,000 (c) China Shipping Development Co Ltd 1,904,296
454,500 (a) China Southern Airlines Co Ltd (Class A) 387,369
2,240,710 China State Construction Engineering Corp Ltd 1,745,011
1,922,000 China State Construction International Holdings Ltd 2,821,147
1,369,000 China Three Gorges Renewables Group Co Ltd 792,843
134,800 China Tourism Group Duty Free Corp Ltd 1,133,937
45,758,778 (b) China Tower Corp Ltd 6,591,210
2,173,400 (c) China Vanke Co Ltd 1,623,603
588,700 China Vanke Co Ltd (Class A) 592,923
323,200 China XD Electric Co Ltd 325,155
1,531,800 China Yangtze Power Co Ltd 6,096,761
710,815 China Zheshang Bank Co Ltd 284,281
68,400 Chongqing Brewery Co Ltd 523,463
320,866 Chongqing Changan Automobile Co Ltd 556,506
1,425,852 Chongqing Rural Commercial Bank Co Ltd 1,187,759
160,100 Chongqing Zhifei Biological Products Co Ltd 533,881
2,091,433 Chow Tai Fook Jewellery Group Ltd 1,887,502
5,959,738 Citic Pacific Ltd 6,752,028
117,100 Citic Pacific Special Steel Group Co Ltd 188,229
1,520,732 CITIC Securities Co Ltd 4,143,274
643,480 CITIC Securities Co Ltd (Class A) 2,392,607
38,080 CNGR Advanced Material Co Ltd 177,718
1,324,000 CNOOC Energy Technology & Services Ltd 765,984
569,600 CNPC Capital Co Ltd 515,338
242,980 Contemporary Amperex Technology Co Ltd 8,663,303
455,500 COSCO SHIPPING Energy Transportation Co Ltd 776,282
628,010 COSCO SHIPPING Holdings Co Ltd - A 1,238,506
2,631,800 COSCO SHIPPING Holdings Co Ltd - H 3,949,852
10,881,496 (a),(c) Country Garden Holdings Co Ltd 607,484
275,200 CSC Financial Co Ltd 903,748
76,200 CSPC Innovation Pharmaceutical Co Ltd 302,480
7,527,489 CSPC Pharmaceutical Group Ltd 4,339,435

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
1,761,100 Daqin Railway Co Ltd $ 1,616,529
324,600 Datang International Power Generation Co Ltd 122,780
56,200 Dong-E-E-Jiao Co Ltd 471,163
145,100 Dongfang Electric Corp Ltd 299,047
82,600 Dongxing Securities Co Ltd 121,073
886,385 East Money Information Co Ltd 2,812,689
25,577 Eastroc Beverage Group Co Ltd 857,028
54,200 Ecovacs Robotics Co Ltd 319,838
25,200 Empyrean Technology Co Ltd 369,958
830,628 ENN Energy Holdings Ltd 5,654,128
115,700 ENN Natural Gas Co Ltd 326,121
37,600 Eoptolink Technology, Inc Ltd 652,280
123,661 Eve Energy Co Ltd 727,524
182,800 Everbright Securities Co Ltd 427,814
1,046,551 (a) Everdisplay Optronics Shanghai Co Ltd 322,134
1,007,000 Far East Horizon Ltd 742,612
93,400 FAW Jiefang Group Co Ltd 101,304
95,600 Flat Glass Group Co Ltd 252,470
845,140 Focus Media Information Technology Co Ltd 769,788
307,364 Foshan Haitian Flavouring & Food Co Ltd 1,744,073
2,145,452 Fosun International 1,173,168
365,800 Founder Securities Co Ltd 394,683
745,800 Foxconn Industrial Internet Co Ltd 2,213,703
19,100 Fu Jian Anjoy Foods Co Ltd 199,152
148,300 Fuyao Glass Industry Group Co Ltd - A 1,221,187
549,298 (b) Fuyao Glass Industry Group Co Ltd - H 3,701,041
120,822 GalaxyCore, Inc 231,240
106,340 Ganfeng Lithium Group Co Ltd 486,044
19,356,795 (a),(c) GCL Technology Holdings Ltd 3,055,596
1,118,283 GD Power Development Co Ltd 647,588
5,553,828 Geely Automobile Holdings Ltd 10,282,338
268,600 GEM Co Ltd 235,408
1,098,000 (a),(c) Genscript Biotech Corp 1,510,634
293,100 GF Securities Co Ltd (Class A) 626,690
346,000 (b) Giant Biogene Holding Co ltd 2,569,191
27,468 GigaDevice Semiconductor, Inc 483,982
41,150 Ginlong Technologies Co Ltd 288,680
179,000 GoerTek, Inc 685,643
34,220 Gongniu Group Co Ltd 336,425
70,200 Gotion High-tech Co Ltd 200,435
131,400 Great Wall Motor Co Ltd 451,626
2,173,766 (c) Great Wall Motor Co Ltd 3,552,395
160,900 Gree Electric Appliances, Inc of Zhuhai 998,014
143,700 GRG Banking Equipment Co Ltd 220,959
83,900 Guangdong Haid Group Co Ltd 575,636
2,930,000 Guangdong Investments Ltd 2,218,099
1,126,887 Guanghui Energy Co Ltd 946,506
222,800 Guangzhou Automobile Group Co Ltd 264,733
74,100 Guangzhou Baiyunshan Pharmaceutical Holdings Co Ltd 274,950
212,700 Guangzhou Haige Communications Group, Inc Co 303,205
150,000 Guangzhou Tinci Materials Technology Co Ltd 379,477
122,100 Guolian Securities Co Ltd 185,101
280,600 Guosen Securities Co Ltd 399,959
444,100 Guotai Junan Securities Co Ltd 1,088,218
339,630 Guoyuan Securities Co Ltd 372,112
1,524,000 (b) Haidilao International Holding Ltd 2,859,051
339,100 Haier Smart Home Co Ltd 1,299,849
2,223,800 Haier Smart Home Co Ltd 7,355,349
2,100,900 (a) Hainan Airlines Holding Co Ltd 472,374
650,200 (a) Hainan Airport Infrastructure Co Ltd 328,112
615,000 Haitian International Holdings Ltd 1,635,013
2,850,800 Haitong Securities Co Ltd 2,494,778

SHARES DESCRIPTION VALUE
CHINA (continued)
518,000 Haitong Securities Co Ltd (Class A) $ 756,919
56,900 Hang Zhou Great Star Industrial Co Ltd 252,920
111,790 Hangzhou First Applied Material Co Ltd 224,939
46,500 Hangzhou Silan Microelectronics Co Ltd 161,324
16,000 Hangzhou Tigermed Consulting Co Ltd - A 108,314
1,274,000 (b) Hansoh Pharmaceutical Group Co Ltd 2,932,045
111,100 Hebei Yangyuan Zhihui Beverage Co Ltd 338,131
249,900 Heilongjiang Agriculture Co Ltd 490,831
232,900 Henan Shenhuo Coal & Power Co Ltd 596,218
281,470 Henan Shuanghui Investment & Development Co Ltd 1,022,767
616,000 Hengan International Group Co Ltd 1,686,378
370,520 Hengli Petrochemical Co Ltd 765,960
127,300 Hengtong Optic-electric Co Ltd 275,165
56,600 Hisense Home Appliances Group Co Ltd 248,462
316,000 Hisense Kelon Electrical Holdings Co Ltd 1,101,124
31,200 Hithink RoyalFlush Information Network Co Ltd 1,213,054
297,100 HLA Corp Ltd 360,273
41,000 Hoshine Silicon Industry Co Ltd 293,839
599,051 (b),(c) Hua Hong Semiconductor Ltd 1,775,231
555,400 Huadian Power International Corp Ltd (Class A) 395,882
97,400 Huadong Medicine Co Ltd 468,243
146,400 Huafon Chemical Co Ltd 163,481
69,000 Huagong Tech Co Ltd 374,761
240,100 Huaibei Mining Holdings Co Ltd 467,685
105,520 Hualan Biological Engineering, Inc 230,339
521,800 Huaneng Lancang River Hydropower, Inc 650,186
621,400 Huaneng Power International, Inc - A 551,819
4,147,110 Huaneng Power International, Inc - H 2,176,094
44,000 Huaqin Technology Co Ltd 452,944
1,199,000 (b) Huatai Securities Co Ltd 2,064,770
216,000 Huatai Securities Co Ltd (Class A) 507,437
692,419 Huaxia Bank Co Ltd 725,648
332,573 Huayu Automotive Systems Co Ltd 771,075
188,206 Huazhu Group Ltd (ADR) 6,048,941
47,100 Hubei Jumpcan Pharmaceutical Co Ltd 179,331
36,300 Huizhou Desay Sv Automotive Co Ltd 544,095
93,600 Humanwell Healthcare Group Co Ltd 280,620
389,400 Hunan Valin Steel Co Ltd 243,697
98,096 Hundsun Technologies, Inc 352,722
10,535 Hwatsing Technology Co Ltd 231,556
129,619 Hygon Information Technology Co Ltd 2,305,118
121,200 Iflytek Co Ltd 849,550
15,260 Imeik Technology Development Co Ltd 359,566
3,456,505 Industrial & Commercial Bank of China Ltd - A 3,249,325
65,666,777 Industrial & Commercial Bank of China Ltd - H 44,697,796
1,101,200 Industrial Bank Co Ltd 3,088,527
376,480 Industrial Securities Co Ltd 310,716
22,800 Ingenic Semiconductor Co Ltd 203,547
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 468,640
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 393,358
649,400 Inner Mongolia Junzheng Energy & Chemical Industry Group Co Ltd 469,211
323,600 Inner Mongolia Yili Industrial Group Co Ltd 1,246,788
1,217,100 Inner Mongolia Yitai Coal Co 2,527,907
1,140,737 (a),(b) Innovent Biologics, Inc 4,854,465
76,900 Inspur Electronic Information Industry Co Ltd 551,871
52,500 Isoftstone Information Technology Group Co Ltd 388,132
159,684 JA Solar Technology Co Ltd 274,034
32,000 JCHX Mining Management Co Ltd 176,372
1,006,249 (a),(b) JD Health International, Inc 4,166,614
1,848,600 (a),(b) JD Logistics, Inc 3,183,245
2,295,684 JD.com, Inc 46,696,094
302,900 Jiangsu Eastern Shenghong Co Ltd 357,975

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
1,280,000 Jiangsu Express $ 1,414,392
77,156 Jiangsu Hengli Hydraulic Co Ltd 661,017
417,519 Jiangsu Hengrui Pharmaceuticals Co Ltd 2,574,883
76,300 Jiangsu King's Luck Brewery JSC Ltd 458,709
55,400 Jiangsu Nhwa Pharmaceutical Co Ltd 175,598
151,400 Jiangsu Phoenix Publishing & Media Corp Ltd 235,333
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 787,643
28,500 Jiangsu Yoke Technology Co Ltd 235,533
58,800 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 290,679
157,000 Jiangsu Zhongtian Technology Co Ltd 295,839
1,247,000 Jiangxi Copper Co Ltd 1,979,188
100,300 Jiangxi Copper Co Ltd (Class A) 293,770
206,300 Jinduicheng Molybdenum Co Ltd 299,446
535,296 Jinko Solar Co Ltd 449,805
381,374 Jointown Pharmaceutical Group Co Ltd 262,385
113,200 Juneyao Airlines Co Ltd 206,881
246,800 (a) Kanzhun Ltd (ADR) 3,556,388
591,294 KE Holdings, Inc (ADR) 10,306,254
2,828,000 (a) Kingdee International Software Group Co Ltd 3,753,170
884,800 Kingsoft Corp Ltd 4,473,036
2,483,301 (a),(b) Kuaishou Technology 13,590,194
142,000 Kuang-Chi Technologies Co Ltd 798,349
71,100 Kunlun Tech Co Ltd 363,462
69,943 Kweichow Moutai Co Ltd 13,896,227
139,300 LB Group Co Ltd 349,105
7,515,856 Lenovo Group Ltd 9,064,488
202,900 Lens Technology Co Ltd 730,484
1,143,910 (a) Li Auto, Inc 13,463,730
2,203,500 Li Ning Co Ltd 4,556,658
140,900 Liaoning Port Co Ltd 30,883
454,100 Lingyi iTech Guangdong Co 534,054
1,917,000 (b) Longfor Group Holdings Ltd 2,436,680
369,224 LONGi Green Energy Technology Co Ltd 757,340
16,924 (a) Loongson Technology Corp Ltd 274,193
376,353 Luxshare Precision Industry Co Ltd 2,097,331
94,400 Luzhou Laojiao Co Ltd 1,511,622
108,370 Mango Excellent Media Co Ltd 416,139
28,120 Maxscend Microelectronics Co Ltd 304,856
195,200 Meihua Holdings Group Co Ltd 270,557
4,603,629 (a),(b) Meituan 87,618,806
966,700 Metallurgical Corp of China Ltd 414,175
181,400 Midea Group Co Ltd 1,850,881
274,500 (a),(c) Midea Group Co Ltd 2,668,674
351,400 (c) MINISO Group Holding Ltd 2,024,423
3,616,000 (a) MMG Ltd 1,190,853
64,976 Montage Technology Co Ltd 611,969
279,184 Muyuan Foods Co Ltd 1,436,313
520,200 Nanjing Iron & Steel Co Ltd 332,971
191,000 Nanjing Securities Co Ltd 222,050
641,327 NARI Technology Co Ltd 2,043,349
134,469 National Silicon Industry Group Co Ltd 331,535
28,700 NAURA Technology Group Co Ltd 1,497,251
1,796,819 NetEase, Inc 36,933,943
104,200 New China Life Insurance Co Ltd - A 688,004
883,900 New China Life insurance Co Ltd - H 2,766,271
264,900 (a) New Hope Liuhe Co Ltd 317,896
1,387,627 New Oriental Education & Technology Group, Inc 6,759,294
78,600 Ninestar Corp 276,428
30,744 Ningbo Deye Technology Co Ltd 359,725
37,700 Ningbo Orient Wires & Cables Co Ltd 274,794
90,000 Ningbo Sanxing Medical Electric Co Ltd 376,995
95,710 Ningbo Tuopu Group Co Ltd 867,901

SHARES DESCRIPTION VALUE
CHINA (continued)
454,000 Ningxia Baofeng Energy Group Co Ltd $ 1,097,594
1,366,370 (a),(c) NIO, Inc 5,912,619
1,917,500 (b),(c) Nongfu Spring Co Ltd 9,046,178
208,900 (a) OFILM Group Co Ltd 339,690
27,740 Oppein Home Group, Inc 250,630
295,680 Orient Securities Co Ltd 397,488
384,500 (a) Pangang Group Vanadium Titanium & Resources Co Ltd 145,598
644,117 (a) PDD Holdings, Inc (ADR) 72,083,133
9,474,220 People's Insurance Co Group of China Ltd 4,848,729
619,700 People's Insurance Co Group of China Ltd (Class A) 613,006
75,900 Pharmaron Beijing Co Ltd - A 261,080
6,532,306 PICC Property & Casualty Co Ltd 10,613,231
1,113,200 Ping An Bank Co Ltd 1,763,138
6,342,192 Ping An Insurance Group Co of China Ltd 35,710,874
582,500 Ping An Insurance Group Co of China Ltd (Class A) 4,101,269
634,500 Pingdingshan Tianan Coal Mining Co Ltd 789,525
13,542 Piotech, Inc 267,317
640,200 Poly Developments and Holdings Group Co Ltd 737,429
498,475 (b) Pop Mart International Group Ltd 6,045,656
1,587,078 Postal Savings Bank of China Co Ltd - A 1,185,106
8,526,000 (b) Postal Savings Bank of China Co Ltd - H 5,089,898
856,300 Power Construction Corp of China Ltd 600,720
264,300 (a) Qinghai Salt Lake Industry Co Ltd 603,565
74,200 Range Intelligent Computing Technology Group Co Ltd 613,898
15,200 Rockchip Electronics Co Ltd 347,351
593,400 Rongsheng Petrochemical Co Ltd 723,348
456,300 SAIC Motor Corp Ltd 1,080,217
173,200 Sailun Group Co Ltd 366,194
254,100 Sanan Optoelectronics Co Ltd 402,384
473,900 Sany Heavy Industry Co Ltd 1,053,298
268,691 Satellite Chemical Co Ltd 743,117
290,100 SDIC Capital Co Ltd 284,472
547,600 SDIC Power Holdings Co Ltd 1,085,868
92,800 Seres Group Co Ltd 1,707,515
254,900 SF Holding Co Ltd 1,384,505
17,647 SG Micro Corp 205,891
712,371 Shaanxi Coal Industry Co Ltd 2,134,328
454,950 Shan XI Hua Yang Group New Energy Co Ltd 424,880
284,145 Shandong Gold Mining Co Ltd - A 963,058
715,624 (b) Shandong Gold Mining Co Ltd - H 1,241,689
66,800 Shandong Himile Mechanical Science & Technology Co Ltd 476,923
212,690 Shandong Hualu Hengsheng Chemical Co Ltd 616,119
44,800 Shandong Linglong Tyre Co Ltd 111,997
673,600 Shandong Nanshan Aluminum Co Ltd 378,334
104,900 Shandong Sun Paper Industry JSC Ltd 202,189
2,309,390 Shandong Weigao Group Medical Polymer Co Ltd 1,440,423
817,362 Shanghai Baosight Software Co Ltd 1,308,879
90,417 Shanghai Baosight Software Co Ltd 361,662
707,900 Shanghai Electric Group Co Ltd 708,650
288,800 Shanghai Electric Power Co Ltd 347,281
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 406,196
11,107 Shanghai Friendess Electronic Technology Corp Ltd 306,110
72,400 Shanghai International Airport Co Ltd 331,856
142,600 Shanghai Lingang Holdings Corp Ltd 191,819
72,700 Shanghai M&G Stationery, Inc 284,237
173,400 Shanghai Pharmaceuticals Holding Co Ltd - A 481,877
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 1,043,593
1,614,630 Shanghai Pudong Development Bank Co Ltd 2,374,603
172,583 Shanghai Putailai New Energy Technology Co Ltd 350,949
348,100 Shanghai RAAS Blood Products Co Ltd 334,831
468,600 Shanghai Rural Commercial Bank Co Ltd 539,709
39,319 Shanghai United Imaging Healthcare Co Ltd 675,917

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
82,900 Shanghai Zhangjiang High-Tech Park Development Co Ltd $ 275,544
125,200 Shanxi Coal International Energy Group Co Ltd 190,720
463,400 Shanxi Lu'an Environmental Energy Development Co Ltd 803,876
70,520 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,681,021
685,770 Shanxi Xishan Coal & Electricity Power Co Ltd 700,632
484,700 Shenergy Co Ltd 581,491
69,000 Shengyi Technology Co Ltd 284,948
11,760 Shennan Circuits Co Ltd 212,694
1,055,300 Shenwan Hongyuan Group Co Ltd 730,701
30,780 Shenzhen Capchem Technology Co Ltd 141,864
387,400 Shenzhen Energy Group Co Ltd 327,780
26,500 Shenzhen Goodix Technology Co Ltd 289,222
60,927 Shenzhen Inovance Technology Co Ltd 507,277
59,100 Shenzhen Mindray Bio-Medical Electronics Co Ltd 1,900,693
44,500 Shenzhen New Industries Biomedical Engineering Co Ltd 380,297
47,700 Shenzhen Salubris Pharmaceuticals Co Ltd 196,192
59,469 Shenzhen Transsion Holdings Co Ltd 824,847
772,900 Shenzhou International Group Holdings Ltd 5,822,908
89,680 Shijiazhuang Yiling Pharmaceutical Co Ltd 168,427
410,073 Sichuan Chuantou Energy Co Ltd 897,785
117,600 Sichuan Kelun Pharmaceutical Co Ltd 456,619
444,640 Sichuan Road and Bridge Group Co Ltd 440,445
52,400 Sieyuan Electric Co Ltd 583,657
296,000 Silergy Corp 3,439,528
208,200 Sinolink Securities Co Ltd 236,901
181,700 Sinoma International Engineering Co 239,839
1,246,000 Sinopharm Group Co Ltd 3,295,345
626,000 Sinotruk Hong Kong Ltd 1,824,432
1,664,000 (b),(c) Smoore International Holdings Ltd 2,693,834
261,456 SooChow Securities Co Ltd 271,695
542,900 Southwest Securities Co Ltd 327,390
46,200 Spring Airlines Co Ltd 343,437
104,020 Sungrow Power Supply Co Ltd 1,034,145
667,117 Sunny Optical Technology Group Co Ltd 6,004,359
78,000 Sunwoda Electronic Co Ltd 230,453
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 592,874
12,544 Suzhou Maxwell Technologies Co Ltd 160,241
32,760 Suzhou TFC Optical Communication Co Ltd 455,197
393,032 (a) TAL Education Group (ADR) 4,806,781
249,470 TBEA Co Ltd 411,310
833,690 TCL Technology Group Corp 577,580
186,250 TCL Zhonghuan Renewable Energy Technology Co Ltd 213,730
6,045,691 Tencent Holdings Ltd 318,095,133
702,900 Tencent Music Entertainment Group (ADR) 8,420,742
347,100 Tian Di Science & Technology Co Ltd 287,398
445,000 Tianfeng Securities Co Ltd 252,098
76,200 Tianqi Lithium Corp 321,941
184,400 Tianshan Aluminum Group Co Ltd 233,698
86,500 Tianshui Huatian Technology Co Ltd 134,405
1,916,025 Tingyi Cayman Islands Holding Corp 2,921,251
1,175,200 Tongcheng Travel Holdings Ltd 2,962,506
83,500 TongFu Microelectronics Co Ltd 326,728
122,000 Tongkun Group Co Ltd 200,991
1,080,700 Tongling Nonferrous Metals Group Co Ltd 490,640
231,892 Tongwei Co Ltd 652,352
869,661 Travelsky Technology Ltd 1,071,624
94,675 Trina Solar Co Ltd 224,288
571,650 (a) Trip.com Group Ltd 40,149,311
566,000 Tsingtao Brewery Co Ltd 3,476,263
40,300 Tsingtao Brewery Co Ltd (Class A) 387,452
34,299 Unigroup Guoxin Microelectronics Co Ltd 280,365
166,080 Unisplendour Corp Ltd 580,881

SHARES DESCRIPTION VALUE
CHINA (continued)
37,600 Universal Scientific Industrial Shanghai Co Ltd $ 81,104
44,300 Victory Giant Technology Huizhou Co Ltd 329,159
339,697 Vipshop Holdings Ltd (ADR) 4,881,446
158,700 Wanhua Chemical Group Co Ltd 1,502,447
4,384,587 Want Want China Holdings Ltd 2,679,593
1,981,800 Weichai Power Co Ltd 3,448,722
356,600 Weichai Power Co Ltd (Class A) 709,770
41,920 Weihai Guangwei Composites Co Ltd 176,154
392,660 Wens Foodstuffs Group Co Ltd 874,923
118,300 Western Mining Co Ltd 285,408
255,800 Western Securities Co Ltd 270,027
24,665 Western Superconducting Technologies Co Ltd 145,849
62,790 Will Semiconductor Co Ltd 916,734
50,200 Wingtech Technology Co Ltd 233,253
1,538,900 Wintime Energy Group Co Ltd 331,489
125,768 Wuhan Guide Infrared Co Ltd 113,399
209,700 Wuliangye Yibin Co Ltd 3,698,185
98,790 WUS Printed Circuit Kunshan Co Ltd 570,574
127,404 WuXi AppTec Co Ltd - A 974,516
317,877 (b) WuXi AppTec Co Ltd - H 2,262,453
3,342,801 (a),(b) Wuxi Biologics Cayman, Inc 8,001,700
561,100 XCMG Construction Machinery Co Ltd 591,625
201,636 Xiamen C & D, Inc 266,905
47,100 Xiamen Tungsten Co Ltd 126,537
14,349,236 (a),(b) Xiaomi Corp 71,919,170
74,862 Xinjiang Daqo New Energy Co Ltd 220,972
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 209,613
4,545,290 (c) Xinyi Solar Holdings Ltd 1,873,902
1,156,489 (a) XPeng, Inc 8,789,147
1,156,000 (b) Yadea Group Holdings Ltd 1,919,740
209,100 Yantai Jereh Oilfield Services Group Co Ltd 1,197,436
3,631,204 Yanzhou Coal Mining Co Ltd 3,841,133
506,195 Yanzhou Coal Mining Co Ltd (Class A) 938,955
69,953 Yealink Network Technology Corp Ltd 396,888
83,845 Yifeng Pharmacy Chain Co Ltd 264,208
71,500 Yihai Kerry Arawana Holdings Co Ltd 302,834
185,420 Yintai Gold Co Ltd 431,919
153,999 Yonyou Network Technology Co Ltd 233,006
437,100 Youngor Group Co Ltd 492,316
155,000 YTO Express Group Co Ltd 293,386
353,845 Yum China Holdings, Inc 16,365,331
269,100 Yunnan Aluminium Co Ltd 615,461
80,860 Yunnan Baiyao Group Co Ltd 646,405
337,400 Yunnan Chihong Zinc&Germanium Co Ltd 258,600
85,300 Yunnan Energy New Material Co Ltd 340,748
228,500 Yunnan Tin Co Ltd 457,922
202,200 Yunnan Yuntianhua Co Ltd 643,496
76,600 Zangge Mining Co Ltd 325,832
33,195 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 928,610
1,333,641 Zhaojin Mining Industry Co Ltd 2,114,848
349,900 Zhejiang China Commodities City Group Co Ltd 621,874
119,716 Zhejiang Chint Electrics Co Ltd 365,624
180,800 Zhejiang Dahua Technology Co Ltd 378,908
30,420 Zhejiang Dingli Machinery Co Ltd 283,552
2,111,971 Zhejiang Expressway Co Ltd 1,519,946
70,730 Zhejiang Huahai Pharmaceutical Co Ltd 151,360
68,828 Zhejiang Huayou Cobalt Co Ltd 278,130
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 226,980
168,600 Zhejiang Juhua Co Ltd 599,245
477,800 (a),(b) Zhejiang Leapmotor Technologies Ltd 1,995,812
296,746 Zhejiang Longsheng Group Co Ltd 395,997
134,164 Zhejiang NHU Co Ltd 416,668

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
CHINA (continued)
90,600 Zhejiang Sanhua Intelligent Controls Co Ltd $ 382,771
35,967 Zhejiang Supcon Technology Co Ltd 250,063
26,400 Zhejiang Supor Co Ltd 193,434
137,400 Zhejiang Wanfeng Auto Wheel Co Ltd 322,303
58,370 Zhejiang Weiming Environment Protection Co Ltd 163,006
745,100 Zhejiang Zheneng Electric Power Co Ltd 549,757
158,300 Zhengzhou Yutong Bus Co Ltd 622,137
201,800 Zheshang Securities Co Ltd 314,803
63,280 Zhongji Innolight Co Ltd 1,002,138
378,800 Zhongjin Gold Corp Ltd 694,103
778,500 Zhongsheng Group Holdings Ltd 1,231,186
301,900 Zhongtai Securities Co Ltd 259,118
44,389 Zhuzhou CRRC Times Electric Co Ltd 282,697
472,100 Zhuzhou CSR Times Electric Co Ltd 1,819,750
5,549,299 Zijin Mining Group Co Ltd 10,490,595
1,118,300 Zijin Mining Group Co Ltd (Class A) 2,528,777
328,700 Zoomlion Heavy Industry Science and Technology Co Ltd - A 331,925
208,400 ZTE Corp 1,150,193
736,064 ZTE Corp (Class H) 2,573,290
391,600 ZTO Express Cayman, Inc 7,497,455
TOTAL CHINA 2,014,134,850
COLOMBIA - 0.1%
219,410 BanColombia S.A. 2,248,887
473,491 BanColombia S.A. (Preference) 4,661,719
384,740 Interconexion Electrica S.A. ESP 1,690,843
TOTAL COLOMBIA 8,601,449
CZECH REPUBLIC - 0.1%
162,899 CEZ AS 7,138,602
67,865 Komercni Banka AS 2,489,497
160,838 (b) Moneta Money Bank AS 908,857
TOTAL CZECH REPUBLIC 10,536,956
EGYPT - 0.1%
2,046,994 Commercial International Bank 3,105,335
1,477,240 Eastern Tobacco 856,699
952,753 Talaat Moustafa Group 1,036,970
TOTAL EGYPT 4,999,004
GREECE - 0.5%
1,977,709 Alpha Services and Holdings S.A. 3,638,500
2,320,519 Eurobank Ergasias Services and Holdings S.A. 5,807,624
12,741 (a),(d) FF Group 132
196,358 Hellenic Telecommunications Organization S.A. 2,969,178
100,201 JUMBO S.A. 2,706,953
92,405 Mytilineos Holdings S.A. 3,321,648
836,676 National Bank of Greece S.A. 7,250,281
213,214 OPAP S.A. 3,657,534
928,009 Piraeus Financial Holdings S.A. 4,198,734
193,680 Public Power Corp 2,641,910
TOTAL GREECE 36,192,494
HONG KONG - 0.1%
114,406 Orient Overseas International Ltd 1,531,579
9,823,331 Sino Biopharmaceutical Ltd 3,571,074
TOTAL HONG KONG 5,102,653
HUNGARY - 0.3%
554,487 MOL Hungarian Oil & Gas plc 4,050,785
204,941 OTP Bank Rt 12,679,579
100,391 Richter Gedeon Rt 2,599,981
TOTAL HUNGARY 19,330,345
INDIA - 18.3%
52,318 ABB Ltd India 3,536,430
139,182 Adani Enterprises Ltd 3,660,550
192,563 (a) Adani Green Energy Ltd 2,206,867

SHARES DESCRIPTION VALUE
INDIA (continued)
501,378 Adani Ports & Special Economic Zone Ltd $ 6,333,454
577,640 (a) Adani Power Ltd 3,404,906
38,599 Alkem Laboratories Ltd 2,253,039
533,689 Ambuja Cements Ltd 3,145,451
161,827 APL Apollo Tubes Ltd 2,812,095
92,169 Apollo Hospitals Enterprise Ltd 7,228,754
1,393,763 Ashok Leyland Ltd 3,473,408
369,673 Asian Paints Ltd 9,794,019
115,337 Astral Ltd 2,003,913
311,240 (b) AU Small Finance Bank Ltd 2,150,145
243,302 Aurobindo Pharma Ltd 3,283,277
154,770 (a),(b) Avenue Supermarts Ltd 6,535,820
2,129,748 Axis Bank Ltd 24,131,225
66,362 Bajaj Auto Ltd 6,760,666
258,370 Bajaj Finance Ltd 23,427,234
356,198 Bajaj Finserv Ltd 7,111,904
24,065 Bajaj Holdings & Investment Ltd 3,202,446
61,563 Balkrishna Industries Ltd 1,964,417
1,135,423 Bank of Baroda 2,784,269
3,555,152 Bharat Electronics Ltd 11,939,768
214,102 Bharat Forge Ltd 3,016,389
1,083,974 Bharat Heavy Electricals Ltd 2,586,454
1,615,945 Bharat Petroleum Corp Ltd 4,848,508
2,376,878 Bharti Airtel Ltd 44,458,312
6,206 Bosch Ltd 2,055,299
93,667 Britannia Industries Ltd 5,540,902
63,632 BSE Ltd 3,874,894
226,693 Cadila Healthcare Ltd 2,531,728
2,050,087 Canara Bank 2,194,346
577,945 CG Power & Industrial Solutions Ltd 4,216,117
365,060 Cholamandalam Investment and Finance Co Ltd 5,396,092
482,754 Cipla Ltd 8,226,286
1,811,019 Coal India Ltd 8,241,897
115,995 Colgate-Palmolive India Ltd 3,773,149
259,808 Container Corp Of India Ltd 2,331,327
116,320 Cummins India Ltd 3,898,619
437,784 Dabur India Ltd 2,672,472
110,849 Divi's Laboratories Ltd 7,138,181
32,580 Dixon Technologies India Ltd 5,607,656
698,541 DLF Ltd 5,978,188
542,142 Dr Reddy's Laboratories Ltd 7,607,896
125,039 Eicher Motors Ltd 7,480,834
2,432,536 GAIL India Ltd 4,943,568
2,228,879 (a) GMR Infrastructure Ltd 1,857,119
354,849 Godrej Consumer Products Ltd 4,579,048
144,492 (a) Godrej Properties Ltd 3,860,335
222,884 Grasim Industries Ltd 6,437,843
208,982 Havells India Ltd 3,768,826
891,176 HCL Technologies Ltd 17,685,555
84,439 (b) HDFC Asset Management Co Ltd 3,761,634
5,237,926 HDFC Bank Ltd 102,523,820
893,735 (b) HDFC Life Insurance Co Ltd 6,563,398
114,530 Hero Honda Motors Ltd 5,718,189
1,246,432 Hindalco Industries Ltd 8,513,256
193,897 Hindustan Aeronautics Ltd 8,769,808
765,291 Hindustan Lever Ltd 21,770,308
958,774 Hindustan Petroleum Corp Ltd 3,952,996
4,838,255 ICICI Bank Ltd 69,625,100
211,706 (b) ICICI Lombard General Insurance Co Ltd 4,532,162
304,887 (b) ICICI Prudential Life Insurance Co Ltd 2,163,326
3,451,983 (a) IDFC First Bank Ltd 2,509,892
793,509 Indian Hotels Co Ltd 6,979,181

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
INDIA (continued)
3,061,592 Indian Oil Corp Ltd $ 4,521,613
227,529 Indian Railway Catering & Tourism Corp Ltd 2,151,237
1,118,071 (a) Indus Towers Ltd 4,462,101
291,178 IndusInd Bank Ltd 3,320,893
60,182 Info Edge India Ltd 5,344,333
3,082,891 Infosys Technologies Ltd 67,081,588
176,810 (a),(b) InterGlobe Aviation Ltd 8,780,232
292,188 (a) ITC Hotels Ltd 549,689
2,921,880 ITC Ltd 15,053,951
274,810 Jindal Stainless Ltd 2,064,522
366,612 Jindal Steel & Power Ltd 3,330,518
417,223 JSW Energy Ltd 2,439,473
559,009 JSW Steel Ltd 6,070,768
292,311 Jubilant Foodworks Ltd 2,366,459
396,673 Kalyan Jewellers India Ltd 2,291,922
1,017,105 Kotak Mahindra Bank Ltd 22,244,222
639,319 Larsen & Toubro Ltd 26,232,184
68,540 (b) LTIMindtree Ltd 4,655,949
217,679 Lupin Ltd 5,214,466
288,171 (b) Macrotech Developers Ltd 3,989,249
875,959 Mahindra & Mahindra Ltd 30,105,130
85,268 (a) Mankind Pharma Ltd 2,387,889
462,195 Marico Ltd 3,572,094
120,107 Maruti Suzuki India Ltd 17,015,968
705,483 Max Healthcare Institute Ltd 8,612,763
89,550 Mphasis Ltd 2,946,128
2,066 MRF Ltd 2,704,281
95,097 Muthoot Finance Ltd 2,473,897
327,209 Nestle India Ltd 8,728,564
2,972,266 NHPC Ltd 2,748,254
2,919,507 NMDC Ltd 2,216,160
4,107,321 NTPC Ltd 15,297,151
116,652 Oberoi Realty Ltd 2,430,661
557,610 Oil India Ltd 2,694,667
19,313 Oracle Financial Services Software Ltd 2,022,149
5,687 Page Industries Ltd 2,932,255
296,761 (a) PB Fintech Ltd 5,883,638
101,661 Persistent Systems Ltd 7,045,812
722,367 Petronet LNG Ltd 2,626,469
166,440 Phoenix Mills Ltd 3,145,921
72,217 PI Industries Ltd 2,896,902
132,375 Pidilite Industries Ltd 4,383,462
51,279 Polycab India Ltd 3,560,588
1,415,674 Power Finance Corp Ltd 6,863,788
4,252,954 Power Grid Corp of India Ltd 14,769,448
171,437 Prestige Estates Projects Ltd 2,679,832
2,317,350 Punjab National Bank 2,690,775
502,785 Rail Vikas Nigam Ltd 2,741,284
1,251,630 REC Ltd 6,457,489
5,703,051 Reliance Industries Ltd 82,995,693
2,732,998 (a) Reliance Strategic Investments Ltd 7,590,923
3,033,018 Samvardhana Motherson International Ltd 4,919,753
244,066 SBI Cards & Payment Services Ltd 2,186,970
392,645 (b) SBI Life Insurance Co Ltd 6,706,546
7,222 Shree Cement Ltd 2,311,240
1,267,055 Shriram Finance Ltd 7,926,968
83,207 Siemens India Ltd 5,807,976
22,987 Solar Industries India Ltd 2,692,813
367,553 (b) Sona Blw Precision Forgings Ltd 2,132,682
126,974 SRF Ltd 4,106,114
1,730,300 State Bank of India 15,381,228
882,051 Sun Pharmaceutical Industries Ltd 17,723,173

SHARES DESCRIPTION VALUE
INDIA (continued)
54,006 Sundaram Finance Ltd $ 2,872,741
55,011 Supreme Industries Ltd 2,510,584
9,362,434 (a) Suzlon Energy Ltd 6,248,768
98,126 Tata Communications Ltd 1,843,607
848,276 Tata Consultancy Services Ltd 40,139,173
559,178 Tata Consumer Products Ltd 6,593,440
32,748 Tata Elxsi Ltd 2,387,878
1,950,141 Tata Motors Ltd 16,049,709
1,500,882 Tata Power Co Ltd 6,286,605
7,372,222 Tata Steel Ltd 11,393,211
512,287 Tech Mahindra Ltd 9,849,676
35,255 Thermax Ltd 1,569,633
341,602 Titan Co Ltd 13,708,000
90,276 Torrent Pharmaceuticals Ltd 3,401,779
145,452 Torrent Power Ltd 2,448,817
169,740 Trent Ltd 11,219,572
90,570 Tube Investments of India Ltd 3,463,134
202,674 TVS Motor Co Ltd 5,734,240
105,739 Ultra Tech Cement Ltd 13,983,028
1,496,774 Union Bank of India 1,982,095
245,378 United Spirits Ltd 4,024,350
383,500 UPL Ltd 2,665,806
1,063,191 Varun Beverages Ltd 6,588,461
1,384,369 Vedanta Ltd 7,024,530
24,899,512 (a) Vodafone Idea Ltd 2,587,015
193,232 Voltas Ltd 2,803,427
2,634,639 Wipro Ltd 9,438,501
12,854,690 (a) Yes Bank Ltd 2,841,375
6,166,192 (a) Zomato Ltd 15,617,286
TOTAL INDIA 1,323,892,275
INDONESIA - 1.4%
13,402,754 Adaro Energy Indonesia Tbk PT 1,913,919
6,135,500 (a) Amman Mineral Internasional PT 2,826,499
18,586,754 Astra International Tbk PT 5,461,446
52,643,429 Bank Central Asia Tbk PT 30,411,038
14,094,318 Bank Negara Indonesia Persero Tbk PT 4,100,463
60,419,250 Bank Rakyat Indonesia 15,601,896
24,584,203 Barito Pacific Tbk PT 1,382,294
7,217,700 Chandra Asri Pacific Tbk PT 3,143,906
5,864,500 Charoen Pokphand Indonesia Tbk PT 1,680,197
786,432,776 (a) GoTo Gojek Tokopedia Tbk PT 3,895,902
2,279,005 Indah Kiat Pulp & Paper Tbk PT 941,614
2,207,641 Indofood CBP Sukses Makmur Tbk PT 1,557,538
18,359,800 Kalbe Farma Tbk PT 1,424,856
7,645,228 (a) Merdeka Copper Gold Tbk PT 729,686
35,523,178 PT Bank Mandiri Persero Tbk 13,052,006
4,235,370 PT Indofood Sukses Makmur Tbk 2,039,733
8,828,945 PT Unilever Indonesia Tbk 880,982
1,668,873 PT United Tractors Tbk 2,546,823
19,831,800 Sumber Alfaria Trijaya Tbk PT 3,491,857
43,438,583 Telkom Indonesia Persero Tbk PT 6,995,760
TOTAL INDONESIA 104,078,415
KOREA, REPUBLIC OF - 9.3%
36,973 (a) Alteogen, Inc 9,366,938
27,195 (a) Amorepacific Corp 2,414,536
145,833 Celltrion, Inc 17,922,960
7,408 CJ CheilJedang Corp 1,228,114
46,371 (a) Coway Co Ltd 2,453,071
77,337 Daewoo International Corp 2,223,239
84,568 (a) Daewoo Shipbuilding & Marine Engineering Co Ltd 3,305,803
42,373 Dongbu Insurance Co Ltd 2,819,368
56,138 Doosan Bobcat, Inc 1,844,218

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
416,068 (a) Doosan Heavy Industries and Construction Co Ltd $ 6,790,421
45,061 (a) Ecopro BM Co Ltd 4,021,988
91,465 (a) Ecopro Co Ltd 3,803,480
18,550 (a) Ecopro Materials Co Ltd 895,018
14,539 (a) Enchem Co Ltd 1,290,587
44,225 (a) GS Holdings Corp 1,166,774
270,590 Hana Financial Group, Inc 11,199,865
21,252 (a) Hanjin Kal Corp 1,222,533
76,720 (a) Hankook Tire & Technology Co Ltd 2,152,462
5,885 Hanmi Pharm Co Ltd 983,086
39,619 Hanmi Semiconductor Co Ltd 3,037,474
39,907 HD Hyundai Co Ltd 2,270,062
21,649 HD Hyundai Electric Co Ltd 6,048,796
19,617 (a) HD Hyundai Heavy Industries Co Ltd 4,172,276
109,641 (a) HLB, Inc 6,043,192
230,541 (a) HMM Co Ltd 3,004,965
22,725 Honam Petrochemical Corp 885,359
20,149 (a) HYBE Co Ltd 3,109,649
510,094 Hynix Semiconductor, Inc 68,673,745
34,317 Hyundai Glovis Co Ltd 3,505,775
37,899 (a) Hyundai Heavy Industries 6,007,085
56,125 Hyundai Mobis 10,128,071
125,892 Hyundai Motor Co 17,719,178
32,969 Hyundai Motor Co Ltd (2nd Preference) 3,751,495
20,847 Hyundai Motor Co Ltd (Preference) 2,297,908
69,421 (a) Hyundai Rotem Co Ltd 2,810,963
250,684 Industrial Bank of Korea 2,670,503
287,504 Kakao Corp 7,548,333
154,956 (a) KakaoBank Corp 2,246,084
350,139 KB Financial Group, Inc 21,936,662
218,354 Kia Motors Corp 15,236,268
64,207 (a) Korea Aerospace Industries Ltd 2,345,603
233,102 (a) Korea Electric Power Corp 3,364,189
32,973 (a) Korea Investment Holdings Co Ltd 1,793,026
4,769 Korea Zinc Co Ltd 2,696,515
164,193 (a) Korean Air Lines Co Ltd 2,787,528
25,776 (a),(b) Krafton, Inc 6,422,229
95,451 KT&G Corp 7,238,387
15,174 (a) Kumho Petrochemical Co Ltd 1,097,908
22,881 (a) L&F Co Ltd 1,373,800
47,062 (a) LG Chem Ltd 7,632,775
9,634 (a) LG Chem Ltd (Preference) 916,905
86,453 (a) LG Corp 4,431,933
263,913 (a) LG Display Co Ltd 1,670,255
97,318 LG Electronics, Inc 5,607,072
42,681 (a) LG Energy Solution Ltd 10,275,226
8,690 (a) LG Household & Health Care Ltd 1,827,520
11,674 (a) LG Innotek Co Ltd 1,185,353
183,636 LG Telecom Ltd 1,265,363
13,453 (a) LS Electric Co Ltd 2,125,134
83,858 (a) Meritz Financial Group, Inc 6,559,472
204,405 Mirae Asset Daewoo Co Ltd 1,178,621
133,760 (a) Naver Corp 19,808,123
12,743 (a) NCSoft Corp 1,508,040
27,976 (a),(b) Netmarble Corp 847,708
29,344 (a) Orion Corp/Republic of Korea 2,039,040
67,557 POSCO 12,035,407
52,128 POSCO DX Co Ltd 669,929
28,733 POSCO Future M Co Ltd 2,797,620
17,393 (a),(b) Samsung Biologics Co Ltd 12,863,792
83,222 Samsung C&T Corp 6,822,230
48,048 Samsung Electro-Mechanics Co Ltd 4,400,859

SHARES DESCRIPTION VALUE
KOREA, REPUBLIC OF (continued)
4,449,726 Samsung Electronics Co Ltd $ 158,916,266
783,906 Samsung Electronics Co Ltd (Preference) 23,008,013
137,984 Samsung Engineering Co Ltd 1,702,026
28,159 Samsung Fire & Marine Insurance Co Ltd 7,349,398
609,199 (a) Samsung Heavy Industries Co Ltd 5,417,243
71,390 Samsung Life Insurance Co Ltd 4,356,275
50,141 Samsung SDI Co Ltd 7,597,255
37,486 Samsung SDS Co Ltd 3,099,339
28,949 (a) Samsung Techwin Co Ltd 7,931,628
405,124 Shinhan Financial Group Co Ltd 14,112,013
28,302 (a) SK Biopharmaceuticals Co Ltd 2,106,135
21,845 (a) SK Bioscience Co Ltd 732,114
60,485 (a) SK Innovation Co Ltd 5,271,070
91,123 (a) SK Square Co Ltd 5,822,829
49,598 SK Telecom Co Ltd 1,888,651
33,508 SK, Inc 3,391,949
18,120 (a) SKC Co Ltd 1,933,934
61,585 S-Oil Corp 2,576,235
584,121 Woori Financial Group, Inc 6,426,561
107,349 Woori Investment & Securities Co Ltd 1,061,973
52,683 (a) Yuhan Corp 4,668,518
TOTAL KOREA, REPUBLIC OF 677,165,291
KUWAIT - 0.8%
1,701,687 Boubyan Bank KSCP 3,462,366
1,897,405 Gulf Bank KSCP 1,891,774
9,194,647 Kuwait Finance House KSCP 23,404,450
628,464 Mabanee Co SAK 1,620,792
2,294,582 Mobile Telecommunications Co KSCP 3,362,542
7,495,126 National Bank of Kuwait SAKP 23,401,719
TOTAL KUWAIT 57,143,643
LUXEMBOURG - 0.0%
120,340 Reinet Investments S.C.A 2,978,596
TOTAL LUXEMBOURG 2,978,596
MALAYSIA - 1.5%
2,189,433 AMMB Holdings BHD 2,767,372
2,323,074 Axiata Group Bhd 1,154,370
6,774,252 Bumiputra-Commerce Holdings BHD 12,160,691
2,906,039 Digi.Com BHD 2,440,869
3,539,158 Gamuda BHD 3,198,183
1,831,975 Genting BHD 1,489,341
2,597,900 Genting Malaysia BHD 1,296,953
580,787 Hong Leong Bank BHD 2,626,884
2,484,870 IHH Healthcare Bhd 3,991,401
2,115,100 Inari Amertron Bhd 1,195,303
2,128,700 IOI Corp BHD 1,773,348
489,239 Kuala Lumpur Kepong BHD 2,181,310
5,288,749 Malayan Banking BHD 12,261,170
781,734 Malaysia Airports Holdings Bhd 1,918,602
1,962,800 Maxis Bhd 1,530,074
1,648,200 MISC Bhd 2,673,413
3,042,587 (b) MR DIY Group M Bhd 1,143,428
60,400 Nestle Malaysia Bhd 1,217,535
2,917,300 Petronas Chemicals Group Bhd 3,040,698
371,400 Petronas Dagangan BHD 1,634,743
947,000 Petronas Gas BHD 3,647,681
559,259 PPB Group BHD 1,497,321
3,188,924 Press Metal Aluminium Holdings Bhd 3,492,033
12,994,315 Public Bank Bhd 12,551,310
1,817,475 QL Resources Bhd 1,860,578
1,913,514 RHB Capital BHD 2,758,932
2,368,965 Sime Darby BHD 1,192,750
1,731,665 Sime Darby Plantation Bhd 1,879,022

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
MALAYSIA (continued)
2,080,700 Sunway BHD $ 2,024,473
1,018,951 Telekom Malaysia BHD 1,504,472
2,676,858 Tenaga Nasional BHD 8,159,411
3,231,900 YTL Corp BHD 1,374,767
2,418,900 YTL Power International BHD 1,691,961
TOTAL MALAYSIA 105,330,399
MEXICO - 1.9%
3,684,900 Alfa S.A. de C.V. (Class A) 3,017,699
16,791,741 (c) America Movil SAB de C.V. 11,725,533
557,557 Arca Continental SAB de C.V. 5,095,558
15,034,797 Cemex S.A. de C.V. 8,924,235
480,710 Coca-Cola Femsa SAB de C.V. 3,776,411
2,929,800 Fibra Uno Administracion S.A. de C.V. 3,036,971
1,576,977 Fomento Economico Mexicano S.A. de C.V. 13,405,294
180,310 Gruma SAB de C.V. 3,124,927
258,300 (c) Grupo Aeroportuario del Centro Norte Sab de C.V. 2,438,530
343,645 (c) Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares) 6,351,512
154,061 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 4,186,308
1,105,289 (c) Grupo Bimbo S.A. de C.V. (Series A) 2,902,170
523,752 (c) Grupo Carso S.A. de C.V. (Series A1) 3,002,690
255,200 (c) Grupo Comercial Chedraui S.a. DE C.V. 1,470,830
2,477,228 Grupo Financiero Banorte S.A. de C.V. 17,118,958
1,669,344 (a),(c) Grupo Financiero Inbursa S.A. 3,549,430
2,800,732 Grupo Mexico S.A. de C.V. (Series B) 13,730,642
179,604 (a) Industrias Penoles S.A. de C.V. 2,540,822
1,525,795 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 2,281,108
890,800 (c) Operadora De Sites Mexicanos SAB de C.V. 423,863
949,657 ProLogis Property Mexico S.A. de C.V. 2,960,517
155,580 Promotora y Operadora de Infraestructura SAB de C.V. 1,469,984
83,571 Southern Copper Corp 7,656,775
4,970,389 Wal-Mart de Mexico SAB de C.V. 12,885,305
TOTAL MEXICO 137,076,072
PERU - 0.2%
147,622 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,883,657
61,414 Credicorp Ltd 11,244,903
TOTAL PERU 13,128,560
PHILIPPINES - 0.5%
231,103 Ayala Corp 2,151,313
6,203,393 Ayala Land, Inc 2,360,342
1,645,763 Bank of the Philippine Islands 3,276,132
2,127,777 BDO Unibank, Inc 5,015,711
1,048,443 International Container Term Services, Inc 6,260,226
2,164,956 JG Summit Holdings (Series B) 598,171
421,430 Jollibee Foods Corp 1,602,752
266,441 Manila Electric Co 2,044,876
1,622,680 Metropolitan Bank & Trust 1,923,722
76,975 PLDT, Inc 1,761,629
252,875 SM Investments Corp 3,369,082
8,929,468 SM Prime Holdings 3,531,339
952,577 Universal Robina Corp 990,881
TOTAL PHILIPPINES 34,886,176
POLAND - 0.9%
94,621 Alior Bank S.A. 2,184,034
501,436 (a),(b) Allegro.eu S.A. 3,679,904
181,813 Bank Pekao S.A. 7,132,148
35,758 Bank Zachodni WBK S.A. 4,438,830
12,659 (a) BRE Bank S.A. 1,954,553
11,223 Budimex S.A. 1,314,138
57,524 CD Projekt S.A. 2,974,855
45,509 (a),(b) Dino Polska S.A. 5,039,458
127,974 KGHM Polska Miedz S.A. 3,923,948
982 LPP S.A. 3,962,189

SHARES DESCRIPTION VALUE
POLAND (continued)
793,133 (a) PGE Polska Grupa Energetyczna S.A. $ 1,272,861
609,639 Polski Koncern Naftowy Orlen S.A. 8,038,583
828,378 Powszechna Kasa Oszczednosci Bank Polski S.A. 13,590,964
567,326 Powszechny Zaklad Ubezpieczen S.A. 6,956,334
TOTAL POLAND 66,462,799
QATAR - 0.8%
1,909,676 Barwa Real Estate Co 1,501,621
2,960,225 Commercial Bank PSQC 3,737,902
1,655,601 Dukhan Bank 1,676,518
1,611,519 Industries Qatar QSC 6,076,945
5,394,630 Masraf Al Rayan QSC 3,536,769
4,931,512 Mesaieed Petrochemical Holding Co 2,072,144
798,765 Ooredoo QPSC 2,834,398
386,003 Qatar Electricity & Water Co QSC 1,677,677
733,562 Qatar Fuel QSC 3,088,576
2,904,837 Qatar Gas Transport Co Ltd 3,436,267
815,095 Qatar International Islamic Bank QSC 2,381,931
1,620,851 Qatar Islamic Bank SAQ 9,168,989
4,124,786 Qatar National Bank QPSC 18,913,622
TOTAL QATAR 60,103,359
ROMANIA - 0.1%
539,977 NEPI Rockcastle NV 4,080,501
TOTAL ROMANIA 4,080,501
RUSSIA - 0.0%
35,937 (a),(c),(d) Ozon Holdings plc (ADR) 359
911,463 (a),(d) VTB Bank PJSC (GDR) Equiduct 9,115
281,650 (a),(d) VTB Bank PJSC (GDR) Tradegate 2,816
TOTAL RUSSIA 12,290
SAUDI ARABIA - 4.2%
138,026 ACWA Power Co 15,050,519
461,438 Ades Holding Co 2,207,336
101,032 (a) Advanced Petrochemical Co 845,870
1,826,663 Al Rajhi Bank 48,176,669
35,830 (a) Al Rajhi Co for Co-operative Insurance 1,659,448
1,102,413 Alinma Bank 8,770,157
360,933 Almarai Co JSC 5,665,009
802,595 Arab National Bank 4,575,331
20,234 Arabian Internet & Communications Services Co 1,719,980
572,295 Bank AlBilad 6,083,668
412,240 (a) Bank Al-Jazira 2,069,405
1,105,603 Banque Saudi Fransi 4,730,580
73,102 Bupa Arabia for Cooperative Insurance Co 3,625,182
70,990 Co for Cooperative Insurance 2,873,509
29,669 Dallah Healthcare Co 1,259,313
513,066 (a) Dar Al Arkan Real Estate Development Co 2,256,433
80,514 Dr Sulaiman Al Habib Medical Services Group Co 6,272,480
24,092 Elm Co 7,483,184
340,437 Etihad Etisalat Co 5,255,366
486,768 Jarir Marketing Co 1,662,935
384,314 Mobile Telecommunications Co Saudi Arabia 1,085,662
83,678 Mouwasat Medical Services Co 2,053,807
35,387 Nahdi Medical Co 1,112,663
66,032 Power & Water Utility Co for Jubail & Yanbu 904,442
1,346,432 Riyad Bank 10,511,595
241,429 SABIC Agri-Nutrients Co 7,401,678
325,926 Sahara International Petrochemical Co 2,024,715
22,851 SAL Saudi Logistics Services 1,667,317
1,182,646 (a) Saudi Arabian Mining Co 15,341,774
5,507,501 (b) Saudi Arabian Oil Co 40,754,578
46,871 Saudi Aramco Base Oil Co 1,392,881
986,301 Saudi Awwal Bank 9,447,401
875,264 Saudi Basic Industries Corp 15,635,132

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SAUDI ARABIA (continued)
804,972 Saudi Electricity Co $ 3,651,123
318,734 Saudi Industrial Investment Group 1,489,731
538,989 Saudi Investment Bank 2,169,013
657,406 (a) Saudi Kayan Petrochemical Co 1,195,021
2,722,314 Saudi National Bank 24,796,656
33,487 (a) Saudi Research & Media Group 2,369,902
41,465 Saudi Tadawul Group Holding Co 2,324,831
1,905,288 Saudi Telecom Co 22,078,941
246,271 Yanbu National Petrochemical Co 2,461,970
TOTAL SAUDI ARABIA 304,113,207
SOUTH AFRICA - 2.7%
785,739 Absa Group Ltd 7,808,393
80,996 (c) Anglo American Platinum Ltd 2,841,625
335,855 Aspen Pharmacare Holdings Ltd 3,208,892
332,990 Bid Corp Ltd 8,492,961
298,156 Bidvest Group Ltd 4,067,340
79,255 Capitec Bank Holdings Ltd 12,618,901
243,871 Clicks Group Ltd 4,694,019
485,285 Discovery Ltd 4,701,543
273,424 (c) Exxaro Resources Ltd 2,559,608
4,787,949 FirstRand Ltd 19,479,776
818,776 Gold Fields Ltd 13,989,364
527,288 Harmony Gold Mining Co Ltd 5,999,244
821,394 Impala Platinum Holdings Ltd 4,508,358
55,279 Kumba Iron Ore Ltd 1,148,166
1,596,728 MTN Group Ltd 9,794,310
157,124 Naspers Ltd 33,126,478
428,253 (c) Nedbank Group Ltd 6,300,755
4,149,346 Old Mutual Ltd 2,742,910
932,594 OUTsurance Group Ltd 3,146,335
2,032,670 (b),(c) Pepkor Holdings Ltd 2,801,493
432,141 Remgro Ltd 3,338,467
1,648,270 Sanlam Ltd 7,182,425
634,158 Sasol Ltd 2,941,352
451,882 Shoprite Holdings Ltd 6,897,686
2,904,235 Sibanye Stillwater Ltd 2,798,763
1,272,024 Standard Bank Group Ltd 14,836,706
589,801 (c) Vodacom Group Ltd 3,449,566
839,300 Woolworths Holdings Ltd 2,608,537
TOTAL SOUTH AFRICA 198,083,973
TAIWAN - 19.3%
479,344 Accton Technology Corp 11,007,363
2,590,380 Acer, Inc 2,909,508
438,665 Advantech Co Ltd 5,022,078
77,000 Alchip Technologies Ltd 7,163,287
3,199,011 ASE Technology Holding Co Ltd 16,604,484
2,136,512 Asia Cement Corp 2,659,999
297,000 Asia Vital Components Co Ltd 5,000,572
663,500 Asustek Computer, Inc 12,077,351
6,801,800 AU Optronics Corp 2,930,905
538,389 Catcher Technology Co Ltd 3,233,464
9,199,889 Cathay Financial Holding Co Ltd 18,549,543
1,336,913 Chailease Holding Co Ltd 4,664,911
4,823,886 Chang Hwa Commercial Bank 2,663,778
1,580,922 Cheng Shin Rubber Industry Co Ltd 2,378,282
2,752,035 China Airlines 2,162,538
14,574,522 China Development Financial Holding Corp 7,618,768
10,719,151 China Steel Corp 6,560,004
16,100,611 Chinatrust Financial Holding Co 19,164,313
3,560,763 Chunghwa Telecom Co Ltd 13,596,894
3,960,000 Compal Electronics, Inc 4,367,616
1,816,768 Delta Electronics, Inc 23,672,551

SHARES DESCRIPTION VALUE
TAIWAN (continued)
774,000 E Ink Holdings, Inc $ 6,496,613
13,295,042 E.Sun Financial Holding Co Ltd 11,212,018
169,316 Eclat Textile Co Ltd 2,697,537
59,000 eMemory Technology, Inc 5,823,274
2,351,803 Eva Airways Corp 3,390,853
960,192 Evergreen Marine Corp Taiwan Ltd 5,955,923
2,898,071 Far Eastern Textile Co Ltd 2,745,101
1,871,589 Far EasTone Telecommunications Co Ltd 5,018,488
406,014 Feng TAY Enterprise Co Ltd 1,614,444
9,729,322 First Financial Holding Co Ltd 8,210,080
3,443,173 Formosa Chemicals & Fibre Corp 2,932,705
3,613,813 Formosa Plastics Corp 3,970,105
139,300 Fortune Electric Co Ltd 2,356,524
7,861,932 Fubon Financial Holding Co Ltd 22,022,733
9,846,533 Fuhwa Financial Holdings Co Ltd 10,355,664
478,000 Gigabyte Technology Co Ltd 3,614,142
77,000 Global Unichip Corp 3,053,107
240,535 Globalwafers Co Ltd 2,478,891
11,632,002 Hon Hai Precision Industry Co, Ltd 62,110,626
269,540 Hotai Motor Co Ltd 4,943,557
7,890,726 Hua Nan Financial Holdings Co Ltd 6,712,548
7,800,488 InnoLux Display Corp 3,304,307
223,000 International Games System Co Ltd 6,371,237
2,495,340 Inventec Co Ltd 3,678,410
76,000 Jentech Precision Industrial Co Ltd 3,145,331
91,125 Largan Precision Co Ltd 7,530,224
1,929,778 Lite-On Technology Corp 6,315,676
1,428,464 MediaTek, Inc 61,862,527
10,838,856 Mega Financial Holding Co Ltd 12,746,106
609,000 Micro-Star International Co Ltd 3,333,267
5,035,271 Nan Ya Plastics Corp 4,922,785
1,328,000 Nanya Technology Corp 1,194,026
154,000 Nien Made Enterprise Co Ltd 2,021,604
530,474 Novatek Microelectronics Corp Ltd 8,336,435
1,875,000 Pegatron Corp 5,455,452
221,025 (a) PharmaEssentia Corp 4,599,392
1,897,512 Pou Chen Corp 2,104,393
609,000 President Chain Store Corp 4,805,625
2,535,000 Quanta Computer, Inc 20,097,815
449,085 Realtek Semiconductor Corp 7,396,827
1,481,975 Ruentex Development Co Ltd 1,890,104
3,607,599 Shanghai Commercial & Savings Bank Ltd 4,633,804
13,039,661 Shin Kong Financial Holding Co Ltd 4,855,770
9,667,204 SinoPac Financial Holdings Co Ltd 6,654,125
1,096,522 Synnex Technology International Corp 2,356,780
10,695,149 Taishin Financial Holdings Co Ltd 5,677,074
5,921,372 Taiwan Business Bank 2,704,958
6,069,039 Taiwan Cement Corp 5,866,050
9,058,129 Taiwan Cooperative Financial Holding Co Ltd 6,715,985
1,647,561 Taiwan High Speed Rail Corp 1,368,672
1,903,861 Taiwan Mobile Co Ltd 6,391,722
22,892,183 Taiwan Semiconductor Manufacturing Co Ltd 763,982,775
1,290,000 Unimicron Technology Corp 5,379,075
4,421,908 Uni-President Enterprises Corp 10,499,115
10,326,103 United Microelectronics Corp 12,310,843
851,385 Vanguard International Semiconductor Corp 2,440,274
61,000 Voltronic Power Technology Corp 3,442,971
2,676,529 Walsin Lihwa Corp 1,991,441
726,460 Wan Hai Lines Ltd 1,665,501
2,534,000 Wistron Corp 8,316,209
104,000 Wiwynn Corp 6,855,934
1,406,660 WPG Holdings Ltd 3,004,334

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
TAIWAN (continued)
372,414 Yageo Corp $ 6,044,203
1,564,000 Yang Ming Marine Transport 3,209,189
562,127 Zhen Ding Technology Holding Ltd 2,013,477
TOTAL TAIWAN 1,401,214,966
THAILAND - 1.3%
1,050,400 Advanced Info Service PCL 8,829,932
3,613,856 Airports of Thailand PCL 5,905,659
9,700,099 Bangkok Dusit Medical Services PCL 6,769,186
4,624,383 Bangkok Expressway & Metro PCL 923,937
494,800 Bumrungrad Hospital PCL 2,635,361
1,608,099 Central Pattana PCL 2,518,615
1,478,707 Central Retail Corp PCL 1,449,922
2,775,380 Charoen Pokphand Foods PCL 1,808,443
4,901,830 CP ALL plc 7,569,270
1,688,776 CP AXTRA PCL 1,334,173
2,813,200 Delta Electronics Thailand PCL 10,439,986
2,459,850 Gulf Energy Development PCL 4,195,313
4,127,826 Home Product Center PCL 1,066,222
808,100 Intouch Holdings PCL (Class F) 2,328,005
465,700 Kasikornbank PCL (Foreign) 2,240,339
2,777,498 Krung Thai Bank PCL 1,883,798
605,694 Krungthai Card PCL 909,423
2,786,178 Minor International PCL 1,977,387
1,828,641 PTT Exploration & Production PCL 6,878,917
1,806,629 PTT Global Chemical PCL 1,147,262
3,009,522 PTT Oil & Retail Business PCL 1,032,715
10,969,032 PTT PCL 10,233,753
758,401 SCB X PCL 2,810,213
662,860 Siam Cement PCL 3,018,516
1,184,250 Thai Oil PCL 910,620
19,649,400 TMB Bank PCL (Foreign) 1,152,455
8,462,481 (a) True Corp PCL 2,928,077
TOTAL THAILAND 94,897,499
TURKEY - 0.7%
2,862,936 Akbank TAS 5,174,351
184,256 Anadolu Efes Biracilik Ve Malt Sanayii AS 829,458
1,327,068 Aselsan Elektronik Sanayi Ve Ticaret AS 3,283,864
420,716 BIM Birlesik Magazalar AS 6,455,355
803,209 Coca-Cola Icecek AS 1,275,537
2,631,788 Eregli Demir ve Celik Fabrikalari TAS 1,647,563
65,005 Ford Otomotiv Sanayi AS 1,685,639
1,079,893 Haci Omer Sabanci Holding AS 3,007,810
676,334 KOC Holding AS 3,206,175
197,843 (a) Pegasus Hava Tasimaciligi AS. 1,294,291
9,819,736 (a) Sasa Polyester Sanayi AS 1,001,604
492,185 (a) Turk Hava Yollari AO 4,345,156
1,158,654 Turkcell Iletisim Hizmet AS 3,484,658
7,684,978 Turkiye Is Bankasi (Series C) 3,030,917
1,032,433 Turkiye Petrol Rafinerileri AS 4,061,753
1,241,629 Turkiye Sise ve Cam Fabrikalari AS 1,314,269
3,048,373 Yapi ve Kredi Bankasi 2,608,399
TOTAL TURKEY 47,706,799
UNITED ARAB EMIRATES - 1.4%
2,576,255 Abu Dhabi Commercial Bank PJSC 8,395,969
1,301,484 Abu Dhabi Islamic Bank PJSC 5,527,600
3,618,341 Abu Dhabi National Oil Co for Distribution PJSC 3,541,570
3,424,298 ADNOC Drilling Co PJSC 5,034,293
3,576,474 Aldar Properties PJSC 7,440,983
3,907,643 Americana Restaurants International plc 2,500,091
2,590,717 Dubai Islamic Bank PJSC 5,420,541
6,066,605 Emaar Properties PJSC 22,266,326
1,735,176 Emirates NBD Bank PJSC 9,849,694

SHARES DESCRIPTION VALUE
UNITED ARAB EMIRATES (continued)
3,369,872 Emirates Telecommunications Group Co PJSC $ 15,688,545
3,942,561 First Abu Dhabi Bank PJSC 15,595,857
3,338,344 (a) Multiply Group PJSC 1,917,727
TOTAL UNITED ARAB EMIRATES 103,179,196
UNITED KINGDOM - 0.2%
447,315 AngloGold Ashanti UK Ltd 13,469,030
TOTAL UNITED KINGDOM 13,469,030
UNITED STATES - 0.1%
716,865 JBS S.A. 4,347,276
70,360 (a) Legend Biotech Corp (ADR) 2,680,716
TOTAL UNITED STATES 7,027,992
TOTAL COMMON STOCKS
(Cost $5,881,132,428) 7,208,659,836
SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
BRAZIL - 0.0%
3,772 Equatorial Energia S.A. 02/21/25 3,066
TOTAL BRAZIL 3,066
CHINA - 0.0%
14,914 (d) Kangmei Pharmaceutical Co Ltd 12/31/28 20
TOTAL CHINA 20
TOTAL RIGHTS/WARRANTS
(Cost $0) 3,086
TOTAL LONG-TERM INVESTMENTS
(Cost $5,881,132,428) 7,208,662,922
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.4%
27,153,277 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (f) 27,153,277
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $27,153,277) 27,153,277
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.1%
REPURCHASE AGREEMENT - 1.1%
$ 84,139,000 (g) Fixed Income Clearing Corporation 4 .340 02/03/25 84,139,000
TOTAL REPURCHASE AGREEMENT 84,139,000
TREASURY DEBT - 1.0%
22,500,000 United States Treasury Bill 0 .000 02/18/25 22,460,180
10,000,000 United States Treasury Bill 0 .000 02/20/25 9,979,936
20,000,000 United States Treasury Bill 0 .000 02/25/25 19,948,072
20,000,000 United States Treasury Bill 0 .000 03/06/25 19,926,892
TOTAL TREASURY DEBT 72,315,080
TOTAL SHORT-TERM INVESTMENTS
(Cost $156,436,692) 156,454,080
TOTAL INVESTMENTS - 101.9%
(Cost $6,064,722,397) 7,392,270,279
OTHER ASSETS & LIABILITIES, NET - (1.9)% (138,815,608)
NET ASSETS - 100.0% $ 7,253,454,671
ADR American Depositary Receipt
GDR Global Depositary Receipt

Emerging Markets Equity Index

Portfolio of Investments January 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $399,391,195 or 5.4% of Total
Investments.
(c) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $63,905,339.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $84,169,430 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
0.500% and maturity date 5/31/27, valued at $85,821,877.
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
ICE US MSCI Emerging Markets EM Index Futures 1,677 03/21/25  $ 89,834,876 $ 91,430,040 $ 1,595,164

Fund Level 1 Level 2 Level 3 Total
Emerging Markets Equity Index
Long-Term Investments
:
Common stocks $911,586,849 $6,297,057,703 $15,284 $7,208,659,836
Rights/Warrants 3,066 — 20 3,086
Investments purchased with collateral from securities lending 27,153,277 — — 27,153,277
Short-Term Investments
:
Repurchase agreement — 84,139,000 — 84,139,000
Treasury debt — 72,315,080 — 72,315,080
Investments in Derivatives
:
Futures contracts* 1,595,164 — — 1,595,164
Total $940,338,356 $6,453,511,783 $15,304 $7,393,865,443
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

International Equity Index
Portfolio of Investments January 31, 2025

(Unaudited)
SHARES DESCRIPTION VALUE
LONG-TERM INVESTMENTS - 97.5%
COMMON STOCKS - 97.5%
AUSTRALIA - 7.1%
2,205,250 APA Group $ 9,300,053
945,586 Aristocrat Leisure Ltd 43,969,366
4,908,842 Australia & New Zealand Banking Group Ltd 92,696,461
315,486 Australian Stock Exchange Ltd 12,370,035
8,419,545 BHP Billiton Ltd 206,781,355
746,927 BlueScope Steel Ltd 9,753,586
2,281,985 Brambles Ltd 27,886,968
616,725 carsales.com Ltd 15,368,414
108,160 Cochlear Ltd 21,288,224
2,265,562 Coles Group Ltd 27,308,998
2,777,761 Commonwealth Bank of Australia 274,115,546
872,842 Computershare Ltd 18,973,879
2,558,776 Endeavour Group Ltd 6,674,532
2,785,589 Fortescue Metals Group Ltd 32,623,061
17,178,169 Glencore plc 74,217,348
2,839,770 Goodman Group 63,327,311
3,181,989 GPT Group 9,033,175
3,936,824 Insurance Australia Group Ltd 22,326,718
3,866,070 Lottery Corp Ltd 12,018,951
600,544 Macquarie Group Ltd 88,839,996
4,680,074 Medibank Pvt Ltd 11,539,725
304,150 Mineral Resources Ltd 6,488,577
6,354,714 Mirvac Group 7,687,436
5,101,412 National Australia Bank Ltd 125,707,207
1,945,666 Northern Star Resources Ltd 20,592,385
808,782 Orica Ltd 8,767,206
2,821,365 Origin Energy Ltd 18,196,028
96,164 Pro Medicus Ltd 16,457,106
1,313,006 (a) Qantas Airways Ltd 7,608,689
2,525,133 QBE Insurance Group Ltd 32,593,793
312,352 Ramsay Health Care Ltd 6,488,685
85,408 (b) REA Group Ltd 13,099,726
354,210 Reece Ltd 5,189,181
614,331 Rio Tinto Ltd 44,244,687
1,868,467 Rio Tinto plc 112,522,612
5,373,078 Santos Ltd 23,265,185
8,601,840 Scentre Group 19,466,570
590,566 Seek Ltd 8,303,208
329,828 SGH Ltd 9,730,971
740,086 Sonic Healthcare Ltd 13,001,640
7,670,119 South32 Ltd 15,749,424
4,108,812 Stockland Trust Group 13,016,732
2,120,559 Suncorp-Metway Ltd 27,187,758
6,551,248 Telstra Corp Ltd 15,994,152
5,164,514 Transurban Group 42,540,488
1,401,393 Treasury Wine Estates Ltd 9,296,825
6,383,233 Vicinity Ltd 8,651,011
391,698 (b) Washington H Soul Pattinson & Co Ltd 8,264,669
1,886,903 Wesfarmers Ltd 88,881,379
5,707,396 Westpac Banking Corp 118,421,797
310,802 WiseTech Global Ltd 23,528,550
3,126,028 Woodside Energy Group Ltd 47,643,113
2,036,700 Woolworths Ltd 38,293,025
TOTAL AUSTRALIA 2,037,293,517
AUSTRIA - 0.2%
551,845 Erste Bank der Oesterreichischen Sparkassen AG. 33,926,784
740,172 (a) Mondi plc 11,521,302
250,077 OMV AG. 10,298,020

SHARES DESCRIPTION VALUE
AUSTRIA (continued)
117,304 Verbund AG. $ 9,017,319
TOTAL AUSTRIA 64,763,425
BELGIUM - 0.7%
272,984 Ageas S.A. 14,062,377
1,501,176 Anheuser-Busch InBev S.A. 73,972,505
36,264 Dieteren S.A. 6,082,817
46,491 (b) Elia Group S.A. 3,137,263
131,736 Groupe Bruxelles Lambert S.A. 9,145,106
376,031 KBC Groep NV 28,844,491
642 Lotus Bakeries NV 6,848,163
24,115 Sofina S.A. 6,010,583
123,058 Syensqo S.A. 9,696,195
209,546 UCB S.A. 40,767,858
292,562 Warehouses De Pauw CVA 6,284,234
TOTAL BELGIUM 204,851,592
BRAZIL - 0.0%
276,128 Yara International ASA 8,270,154
TOTAL BRAZIL 8,270,154
BURKINA FASO - 0.0%
317,151 Endeavour Mining plc 6,452,231
TOTAL BURKINA FASO 6,452,231
CHILE - 0.1%
645,165 Antofagasta plc 13,680,345
TOTAL CHILE 13,680,345
CHINA - 0.5%
6,058,084 BOC Hong Kong Holdings Ltd 19,693,213
2,272,568 Prosus NV 86,806,480
2,406,711 SITC International Holdings Co Ltd 5,723,594
1,882,042 Wharf Holdings Ltd 4,589,227
3,276,550 Wilmar International Ltd 7,490,396
4,215,600 Yangzijiang Shipbuilding Holdings Ltd 9,440,745
TOTAL CHINA 133,743,655
DENMARK - 2.7%
4,941 AP Moller - Maersk AS (Class A) 7,150,343
7,400 AP Moller - Maersk AS (Class B) 10,928,896
156,101 Carlsberg AS (Class B) 16,350,190
206,510 Coloplast A.S. 23,783,247
1,152,587 Danske Bank AS 34,413,462
158,177 (a) Demant A.S. 6,350,596
338,564 DSV AS 67,446,750
103,818 (a) Genmab AS 20,406,150
5,344,006 Novo Nordisk A.S. 451,165,585
587,797 Novozymes A.S. 33,700,183
274,200 Orsted AS 10,573,299
136,763 Pandora A.S. 26,165,255
16,018 Rockwool International AS (B Shares) 5,672,216
550,196 Tryg A.S. 11,146,171
1,689,701 Vestas Wind Systems A.S. 23,241,214
109,476 (a) Zealand Pharma AS 11,124,550
TOTAL DENMARK 759,618,107
FINLAND - 1.0%
226,785 Elisa Oyj (Series A) 9,772,985
733,312 Fortum Oyj 10,654,658
436,651 Kesko Oyj (B Shares) 8,375,590
561,673 Kone Oyj (Class B) 29,072,720
1,072,706 Metso Outotec Oyj 10,647,379
685,442 Neste Oil Oyj 8,685,429
8,958,966 Nokia Oyj 42,245,513
5,241,423 Nordea Bank AB publ 62,341,760
176,044 Orion Oyj (Class B) 9,558,755
834,681 Sampo Oyj 34,455,874

International Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
FINLAND (continued)
978,137 Stora Enso Oyj (R Shares) $ 10,833,120
885,738 UPM-Kymmene Oyj 26,120,319
852,043 Wartsila Oyj (B Shares) 16,095,254
TOTAL FINLAND 278,859,356
FRANCE - 9.3%
311,672 Accor S.A. 16,022,965
56,976 Aeroports de Paris 6,492,522
960,352 Air Liquide 167,756,036
985,564 Airbus SE 170,474,406
582,457 Alstom RGPT 11,528,504
100,934 (c) Amundi S.A. 7,105,329
94,928 Arkema 7,565,741
2,924,421 AXA S.A. 110,944,208
67,791 BioMerieux 8,227,802
1,695,496 BNP Paribas S.A. 115,818,774
1,148,728 Bollore SE 6,786,685
305,140 Bouygues S.A. 9,699,295
531,888 Bureau Veritas S.A. 16,622,375
257,124 Cap Gemini S.A. 46,723,628
930,137 Carrefour S.A. 13,252,021
1,108,364 Cie Generale des Etablissements Michelin S.C.A 38,545,580
754,164 Compagnie de Saint-Gobain 70,720,521
1,803,478 Credit Agricole S.A. 27,150,259
1,077,413 Danone 75,467,327
31,749 Dassault Aviation S.A. 7,164,249
1,119,423 Dassault Systemes SE 43,704,311
413,898 Edenred 14,279,573
122,937 Eiffage S.A. 10,982,809
3,049,009 Engie S.A. 50,332,681
492,107 Essilor International S.A. 135,063,022
69,889 Eurazeo 5,769,558
91,850 Fonciere Des Regions 4,881,205
77,851 Gecina S.A. 7,600,242
511,121 Getlink S.E. 8,176,573
52,555 Hermes International 147,819,300
59,864 Ipsen 7,389,700
124,011 Kering 32,464,625
355,640 Klepierre 10,587,867
179,212 (c) La Francaise des Jeux SAEM 6,809,650
431,451 Legrand S.A. 43,987,651
400,297 L'Oreal S.A. 148,523,070
456,650 LVMH Moet Hennessy Louis Vuitton S.A. 333,995,787
3,080,778 Orange S. A. 33,132,241
334,014 Pernod-Ricard S.A. 38,147,490
376,456 Publicis Groupe S.A. 40,036,815
314,523 Renault S.A. 16,146,896
368,187 Rexel S.A. 9,747,342
601,398 Safran S.A. 149,084,320
48,245 Sartorius Stedim Biotech 11,124,277
39,282 SEB S.A. 3,737,290
1,201,424 Societe Generale 38,890,138
144,949 Sodexho Alliance S.A. 10,706,354
88,905 Teleperformance 8,325,217
155,902 Thales S.A. 25,236,668
3,575,093 Total S.A. 207,112,823
196,716 Unibail-Rodamco-Westfield 16,470,357
1,147,249 Veolia Environnement 32,735,465
826,484 Vinci S.A. 89,436,211
TOTAL FRANCE 2,676,505,755
GERMANY - 9.3%
268,366 Adidas-Salomon AG. 70,757,348
649,765 Allianz AG. 211,866,514

SHARES DESCRIPTION VALUE
GERMANY (continued)
1,469,618 BASF SE $ 70,802,826
1,643,299 Bayer AG. 36,771,494
513,430 Bayerische Motoren Werke AG. 41,695,442
58,667 Bayerische Motoren Werke AG. (Preference) 4,457,690
131,120 Bechtle AG. 4,400,889
163,941 Beiersdorf AG. 21,931,040
215,110 Brenntag SE 13,534,713
61,829 (b) Carl Zeiss Meditec AG. 3,766,568
1,598,123 Commerzbank AG. 30,858,237
188,016 Continental AG. 13,362,884
293,147 (a) Covestro AG. 18,033,771
13,563 (c) Covestro AG. 800,737
102,988 CTS Eventim AG. 10,042,499
1,237,079 Daimler AG. (Registered) 75,264,057
826,727 Daimler Truck Holding AG. 36,406,939
3,130,617 Deutsche Bank AG. (Registered) 61,275,046
312,311 Deutsche Boerse AG. 77,152,612
1,042,477 Deutsche Lufthansa AG. 6,762,303
1,688,779 Deutsche Post AG. 60,800,792
5,794,644 Deutsche Telekom AG. 194,404,280
182,713 Dr ING hc F Porsche AG. 11,633,198
3,696,326 E.ON AG. 43,782,291
437,399 Evonik Industries AG. 8,213,421
341,345 Fresenius Medical Care AG. 16,956,242
706,027 Fresenius SE 27,016,487
257,108 GEA Group AG. 13,569,417
100,649 Hannover Rueckversicherung AG. 26,519,884
223,278 HeidelbergCement AG. 31,418,785
174,449 Henkel KGaA 13,475,714
281,906 Henkel KGaA (Preference) 24,630,087
2,177,354 Infineon Technologies AG. 71,588,130
122,756 Knorr-Bremse AG. 9,702,580
124,403 LEG Immobilien SE 10,251,806
215,516 Merck KGaA 32,532,671
89,595 MTU Aero Engines Holding AG. 30,606,817
221,750 Muenchener Rueckver AG. 120,195,650
99,349 Nemetschek SE 11,870,325
269,844 Porsche AG. 10,664,457
185,357 Puma AG. Rudolf Dassler Sport 5,816,541
8,384 Rational AG. 7,450,253
72,545 Rheinmetall AG. 56,718,159
1,038,144 RWE AG. 32,170,784
1,732,825 SAP AG. 477,521,743
42,576 Sartorius AG. 12,286,222
124,928 (c) Scout24 SE 12,148,235
1,262,092 Siemens AG. 270,562,311
1,069,476 (a) Siemens Energy AG. 63,630,923
465,030 (c) Siemens Healthineers AG. 26,393,317
223,380 Symrise AG. 22,872,780
106,220 Talanx AG. 9,022,410
336,365 Volkswagen AG. (Preference) 34,297,761
1,230,028 Vonovia SE 37,630,490
382,118 (a),(c) Zalando SE 14,240,749
TOTAL GERMANY 2,662,539,321
HONG KONG - 1.7%
18,154,938 AIA Group Ltd 127,631,826
3,137,003 CK Asset Holdings Ltd 13,107,729
1,096,655 CK Infrastructure Holdings Ltd 7,468,037
2,743,079 CLP Holdings Ltd 22,807,554
94,938 Futu Holdings Ltd (ADR) 9,175,758
1,224,857 Hang Seng Bank Ltd 15,348,166
2,357,425 Henderson Land Development Co Ltd 6,538,256

International Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
HONG KONG (continued)
6,193,638 HKT Trust & HKT Ltd $ 7,614,966
18,258,387 Hong Kong & China Gas Ltd 14,018,593
2,382,140 Hong Kong Electric Holdings Ltd 15,411,645
2,008,197 Hong Kong Exchanges and Clearing Ltd 78,600,139
1,828,029 Hongkong Land Holdings Ltd 7,954,520
274,694 Jardine Matheson Holdings Ltd 11,064,816
4,345,713 Link REIT 17,955,470
2,610,440 MTR Corp 8,183,541
4,433,977 Prudential plc 36,899,252
6,307,739 Sino Land Co 6,049,305
2,393,680 Sun Hung Kai Properties Ltd 21,397,927
675,438 Swire Pacific Ltd (Class A) 5,865,973
2,280,536 Techtronic Industries Co 30,671,123
12,768,024 (c) WH Group Ltd 9,960,266
2,678,566 Wharf Real Estate Investment Co Ltd 6,665,420
TOTAL HONG KONG 480,390,282
IRELAND - 0.4%
317,122 AerCap Holdings NV 30,316,863
3,480,272 AIB Group plc 20,464,688
1,655,557 Bank of Ireland Group plc 16,449,916
252,276 Kerry Group plc (Class A) 25,906,630
258,832 Kingspan Group plc 17,955,611
TOTAL IRELAND 111,093,708
ISRAEL - 0.8%
77,249 Azrieli Group Ltd 6,400,513
2,052,667 Bank Hapoalim Ltd 26,333,025
2,522,249 Bank Leumi Le-Israel 31,565,735
146,414 (a) Check Point Software Technologies 31,921,180
43,696 Elbit Systems Ltd 13,188,549
170,382 (a) Global-e Online Ltd 10,204,178
1,338,705 Israel Chemicals Ltd 7,959,442
2,081,796 Israel Discount Bank Ltd 15,220,620
253,371 Mizrahi Tefahot Bank Ltd 12,060,084
103,431 (a) Nice Systems Ltd 17,288,862
1,898,880 (a) Teva Pharmaceutical Industries Ltd (ADR) 33,667,142
87,300 (a) Wix.com Ltd 20,855,097
TOTAL ISRAEL 226,664,427
ITALY - 2.6%
218,327 Amplifon S.p.A. 5,834,536
1,564,520 Assicurazioni Generali S.p.A. 49,538,178
2,121,715 Banco BPM S.p.A. 18,650,293
1,751,371 BPER Banca 11,930,679
366,551 Coca-Cola HBC AG. 12,724,581
995,522 (b) Davide Campari-Milano NV 5,743,281
40,124 DiaSorin S.p.A. 4,297,583
13,503,516 Enel S.p.A. 95,978,784
3,839,861 ENI S.p.A. 54,059,225
208,615 Ferrari NV 89,503,076
1,035,399 FinecoBank Banca Fineco S.p.A 19,657,206
530,322 Infrastrutture Wireless Italiane S.p.A 5,513,570
24,110,723 Intesa Sanpaolo S.p.A. 104,359,190
688,973 Leonardo S.p.A. 21,524,567
808,715 Mediobanca S.p.A. 13,220,302
381,235 Moncler S.p.A 24,133,265
978,693 (a),(b),(c) Nexi S.p.A 4,970,137
743,810 (c) Poste Italiane S.p.A 11,287,765
458,331 Prysmian S.p.A. 31,881,072
170,904 Recordati S.p.A. 10,384,832
3,444,891 (b) Snam Rete Gas S.p.A. 15,930,739
13,406,312 (b) Telecom Italia S.p.A. 3,679,856
2,333,658 Terna Rete Elettrica Nazionale S.p.A. 19,250,153
2,451,548 UniCredit S.p.A 112,583,087

SHARES DESCRIPTION VALUE
ITALY (continued)
646,023 Unipol Gruppo S.p.A $ 8,754,070
TOTAL ITALY 755,390,027
JAPAN - 21.9%
1,268,672 Advantest Corp 70,141,298
1,071,317 Aeon Co Ltd 25,955,047
895,540 Aisin Seiki Co Ltd 10,129,993
760,638 Ajinomoto Co, Inc 30,491,960
250,352 All Nippon Airways Co Ltd 4,696,365
2,386,542 Asahi Breweries Ltd 25,849,437
323,512 Asahi Glass Co Ltd 9,346,044
2,054,793 Asahi Kasei Corp 13,955,408
1,135,100 Asics Corp 25,301,522
2,977,420 Astellas Pharma, Inc 28,863,171
976,781 Bandai Namco Holdings, Inc 24,228,103
945,560 Bridgestone Corp 33,918,085
395,993 Brother Industries Ltd 6,977,377
1,536,118 (b) Canon, Inc 49,507,433
570,710 Capcom Co Ltd 13,030,554
1,282,775 Central Japan Railway Co 23,791,353
1,018,368 Chiba Bank Ltd 8,673,079
1,109,917 Chubu Electric Power Co, Inc 11,562,962
1,123,532 Chugai Pharmaceutical Co Ltd 48,441,094
1,814,968 Concordia Financial Group Ltd 10,538,475
662,370 Dai Nippon Printing Co Ltd 9,789,423
551,539 Daifuku Co Ltd 11,319,982
1,498,895 Dai-ichi Life Holdings, Inc 40,927,600
2,913,979 Daiichi Sankyo Co Ltd 81,242,910
435,207 Daikin Industries Ltd 51,119,921
96,212 Daito Trust Construction Co Ltd 10,309,365
968,529 Daiwa House Industry Co Ltd 30,512,291
2,211,489 (b) Daiwa Securities Group, Inc 16,009,319
3,085,688 Denso Corp 42,701,270
336,264 Dentsu, Inc 7,790,219
153,165 Disco Corp 44,329,503
642,426 Don Quijote Co Ltd 17,885,994
1,484,369 East Japan Railway Co 26,426,710
416,767 Eisai Co Ltd 12,345,527
4,588,828 ENEOS Holdings, Inc 23,069,486
1,566,557 Fanuc Ltd 46,670,594
316,673 Fast Retailing Co Ltd 104,298,507
228,427 Fuji Electric Holdings Co Ltd 10,883,388
1,006,432 Fuji Heavy Industries Ltd 17,531,441
1,863,598 FUJIFILM Holdings Corp 41,057,107
430,500 Fujikura Ltd 17,326,873
2,767,210 Fujitsu Ltd 53,517,170
381,422 Hankyu Hanshin Holdings, Inc 9,705,128
31,560 Hikari Tsushin, Inc 7,209,196
177,277 (b) Hitachi Construction Machinery Co Ltd 4,244,845
7,700,110 (a) Hitachi Ltd 193,583,982
7,442,414 Honda Motor Co Ltd 70,443,531
180,984 Hoshizaki Corp 6,698,429
577,007 (a) Hoya Corp 77,483,873
759,481 Hulic Co Ltd 6,693,711
1,570,730 Idemitsu Kosan Co Ltd 10,483,305
1,437,872 Inpex Holdings, Inc 17,159,632
975,598 Isuzu Motors Ltd 13,116,305
1,973,869 Itochu Corp 90,884,925
248,761 Japan Airlines Co Ltd 4,081,595
2,414,971 Japan Post Bank Co Ltd 24,980,236
3,145,735 Japan Post Holdings Co Ltd 32,854,074
308,475 Japan Post Insurance Co Ltd 6,011,447
10,945 Japan Real Estate Investment Corp 7,711,001

International Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
2,004,873 Japan Tobacco, Inc $ 51,075,784
962,520 JFE Holdings, Inc 11,131,003
672,309 Kajima Corp 11,954,374
1,580,426 Kansai Electric Power Co, Inc 17,436,485
770,791 Kao Corp 30,563,660
605,654 Kawasaki Kisen Kaisha Ltd 7,664,379
2,563,257 KDDI Corp 85,397,448
322,754 Keyence Corp 139,012,964
1,104,865 Kikkoman Corp 11,563,783
1,302,072 Kirin Brewery Co Ltd 16,476,260
265,621 Kobe Bussan Co Ltd 6,036,114
279,800 (a),(b) Kokusai Electric Corp 4,320,749
1,460,050 Komatsu Ltd 44,039,848
167,502 Konami Corp 15,419,071
1,535,844 Kubota Corp 19,264,595
2,085,920 Kyocera Corp 21,651,416
386,824 Kyowa Hakko Kogyo Co Ltd 5,764,336
132,329 Lasertec Corp 13,762,672
780,499 M3, Inc 7,083,835
383,676 Makita Corp 11,346,246
2,377,253 Marubeni Corp 35,343,945
531,102 Matsumotokiyoshi Holdings Co Ltd 7,860,907
153,637 McDonald's Holdings Co Japan Ltd 5,793,291
392,324 MEIJI Holdings Co Ltd 7,899,854
625,177 Minebea Co Ltd 10,033,271
2,217,408 Mitsubishi Chemical Holdings Corp 11,325,760
5,559,482 Mitsubishi Corp 88,669,405
3,134,282 Mitsubishi Electric Corp 51,373,904
1,762,885 Mitsubishi Estate Co Ltd 25,616,470
5,340,960 Mitsubishi Heavy Industries Ltd 78,166,252
18,452,388 Mitsubishi UFJ Financial Group, Inc 233,356,101
1,440,744 Mitsubishi UFJ Lease & Finance Co Ltd 9,581,065
4,197,196 Mitsui & Co Ltd 83,070,843
272,356 Mitsui Chemicals, Inc 5,972,619
4,473,537 Mitsui Fudosan Co Ltd 40,377,202
580,783 (b) Mitsui OSK Lines Ltd 19,736,585
2,123,587 Mitsui Sumitomo Insurance Group Holdings, Inc 44,030,234
3,979,469 Mizuho Financial Group, Inc 109,577,894
433,427 MonotaRO Co Ltd 7,467,345
2,792,641 Murata Manufacturing Co Ltd 43,874,606
407,440 NEC Corp 40,409,418
554,148 Nexon Co Ltd 7,198,911
1,399,734 Nidec Corp 24,175,553
1,721,755 Nintendo Co Ltd 112,955,125
13,072 Nippon Building Fund, Inc 10,409,053
1,598,791 Nippon Paint Co Ltd 10,074,457
1,519,047 (b) Nippon Steel Corp 31,533,859
49,538,486 Nippon Telegraph & Telephone Corp 48,768,189
739,247 (b) Nippon Yusen Kabushiki Kaisha 23,200,180
3,775,568 (b) Nissan Motor Co Ltd 10,331,559
325,687 Nissin Food Products Co Ltd 7,282,334
135,011 Nitori Co Ltd 15,810,404
1,165,535 Nitto Denko Corp 20,675,643
5,053,870 (a) Nomura Holdings, Inc 32,857,148
623,630 Nomura Research Institute Ltd 21,070,724
1,033,159 NTT Data Corp 20,050,098
1,071,785 Obayashi Corp 14,394,204
544,025 Obic Co Ltd 16,247,447
1,974,047 Olympus Corp 29,958,130
289,132 Omron Corp 9,538,356
616,782 Ono Pharmaceutical Co Ltd 6,416,608
65,478 (a) Oracle Corp Japan 5,977,474

SHARES DESCRIPTION VALUE
JAPAN (continued)
1,803,792 Oriental Land Co Ltd $ 40,538,556
1,906,250 ORIX Corp 40,265,382
624,648 Osaka Gas Co Ltd 12,281,031
1,635,838 Osaka Securities Exchange Co Ltd 17,284,576
359,674 Otsuka Corp 8,108,746
742,126 Otsuka Holdings Co Ltd 38,751,725
3,845,315 Panasonic Corp 39,236,508
2,477,378 (a) Rakuten, Inc 15,555,842
2,329,015 Recruit Holdings Co Ltd 162,547,005
2,803,312 (a) Renesas Electronics Corp 37,548,881
3,485,669 Resona Holdings, Inc 25,872,177
895,360 Ricoh Co Ltd 10,268,273
448,328 SBI Holdings, Inc 12,923,878
129,000 (b) SCREEN Holdings Co Ltd 8,989,021
684,138 Secom Co Ltd 23,022,017
460,842 Seiko Epson Corp 8,328,004
591,255 Sekisui Chemical Co Ltd 9,798,621
991,460 Sekisui House Ltd 22,786,697
3,657,788 Seven & I Holdings Co Ltd 58,392,029
565,787 SG Holdings Co Ltd 5,332,217
386,966 Shimadzu Corp 11,225,481
128,464 Shimano, Inc 18,026,802
2,995,826 Shin-Etsu Chemical Co Ltd 92,877,230
1,250,447 Shionogi & Co Ltd 18,386,704
683,118 Shiseido Co Ltd 11,471,873
765,343 Shizuoka Financial Group, Inc 6,828,724
95,532 SMC Corp 36,147,994
47,652,550 SoftBank Corp 61,293,691
1,591,146 Softbank Group Corp 97,269,403
1,484,285 Sompo Holdings, Inc 41,390,848
10,366,065 Sony Corp 228,772,242
250,112 Sumisho Computer Systems Corp 5,537,747
1,778,239 Sumitomo Corp 38,552,642
1,187,565 Sumitomo Electric Industries Ltd 22,186,233
414,302 Sumitomo Metal Mining Co Ltd 9,461,033
6,200,791 Sumitomo Mitsui Financial Group, Inc 152,806,692
1,068,584 Sumitomo Mitsui Trust Holdings, Inc 26,869,874
505,185 Sumitomo Realty & Development Co Ltd 17,455,862
223,823 Suntory Beverage & Food Ltd 6,952,463
2,626,704 Suzuki Motor Corp 31,431,643
833,972 Sysmex Corp 15,941,676
806,447 T&D Holdings, Inc 15,342,514
266,862 Taisei Corp 11,195,535
284,114 Taiyo Nippon Sanso Corp 8,046,260
2,645,911 Takeda Pharmaceutical Co Ltd 71,175,042
3,187,510 TDK Corp 38,528,393
2,231,462 Terumo Corp 41,893,258
341,015 TIS, Inc 7,540,280
195,932 Toho Co Ltd 8,830,056
3,124,664 Tokio Marine Holdings, Inc 103,061,868
2,643,950 (a) Tokyo Electric Power Co, Inc 6,929,086
744,690 Tokyo Electron Ltd 125,617,186
580,433 Tokyo Gas Co Ltd 16,419,747
867,570 Tokyu Corp 9,900,980
414,612 Toppan Printing Co Ltd 11,636,907
2,250,256 Toray Industries, Inc 15,614,465
232,500 Toto Ltd 5,683,055
265,862 Toyota Industries Corp 22,182,730
17,049,027 (a) Toyota Motor Corp 323,411,677
1,056,107 Toyota Tsusho Corp 17,837,259
216,544 (a) Trend Micro, Inc 12,828,119
1,823,694 Uni-Charm Corp 14,242,706

International Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
JAPAN (continued)
709,356 West Japan Railway Co $ 13,048,924
413,702 Yakult Honsha Co Ltd 7,555,721
1,506,606 Yamaha Motor Co Ltd 12,603,679
391,903 (b) Yaskawa Electric Corp 11,378,225
394,047 Yokogawa Electric Corp 8,649,768
4,663,921 Z Holdings Corp 13,622,975
161,627 Zensho Co Ltd 8,916,606
222,677 ZOZO, Inc 7,304,351
TOTAL JAPAN 6,264,951,439
JORDAN - 0.0%
272,401 Hikma Pharmaceuticals plc 7,741,227
TOTAL JORDAN 7,741,227
KOREA, REPUBLIC OF - 0.0%
320,387 (a),(c) Delivery Hero SE 8,280,122
TOTAL KOREA, REPUBLIC OF 8,280,122
LUXEMBOURG - 0.1%
784,580 ArcelorMittal S.A. 19,555,756
346,942 (a),(b) CVC Capital Partners plc 8,214,799
221,940 Eurofins Scientific SE 11,907,121
TOTAL LUXEMBOURG 39,677,676
MACAU - 0.1%
3,551,463 Galaxy Entertainment Group Ltd 15,454,434
4,166,789 (a) Sands China Ltd 10,017,009
TOTAL MACAU 25,471,443
NETHERLANDS - 2.4%
808,099 (c) ABN AMRO Bank NV 13,554,340
36,400 (a),(c) Adyen NV 58,753,862
2,286,736 Aegon NV 14,928,943
274,114 Akzo Nobel NV 15,569,134
88,699 (a) Argenx SE 58,553,504
10,149 (a) Argenx SE 6,699,732
77,840 ASM International NV 45,161,480
256,096 ASR Nederland NV 12,619,645
126,962 BE Semiconductor Industries NV 16,191,640
134,558 (c) Euronext NV 15,628,521
167,747 EXOR NV 15,893,745
220,368 Heineken Holding NV 13,287,054
482,623 Heineken NV 33,531,513
94,415 IMCD NV 14,785,421
5,464,865 ING Groep NV 90,830,905
228,339 JDE Peet's NV 3,988,172
1,535,223 Koninklijke Ahold Delhaize NV 54,404,613
6,435,718 Koninklijke KPN NV 23,287,787
1,320,139 Koninklijke Philips Electronics NV 36,386,012
447,829 NN Group NV 20,553,669
175,911 Randstad Holdings NV 7,594,081
1,353,633 Universal Music Group NV 37,755,841
396,058 Wolters Kluwer NV 71,948,692
TOTAL NETHERLANDS 681,908,306
NEW ZEALAND - 0.3%
2,772,104 Auckland International Airport Ltd 13,511,946
980,319 Fisher & Paykel Healthcare Corp 20,740,731
1,498,768 Infratil Ltd 9,478,392
1,105,053 Mercury NZ Ltd 3,928,804
2,098,990 Meridian Energy Ltd 6,986,458
245,200 (a) Xero Ltd 27,598,497
TOTAL NEW ZEALAND 82,244,828
NORWAY - 0.6%
531,701 Aker BP ASA 11,097,895
1,463,519 DNB Bank ASA 31,086,139
1,388,993 Equinor ASA 33,452,191

SHARES DESCRIPTION VALUE
NORWAY (continued)
354,104 Gjensidige Forsikring ASA $ 7,264,346
147,127 Kongsberg Gruppen ASA 17,464,418
774,800 Mowi ASA 15,559,388
2,251,872 Norsk Hydro ASA 13,281,439
1,125,188 Orkla ASA 10,448,533
107,117 Salmar ASA 5,673,500
1,066,353 Telenor ASA 13,038,887
TOTAL NORWAY 158,366,736
POLAND - 0.0%
393,603 (a) InPost S.A. 6,439,160
TOTAL POLAND 6,439,160
PORTUGAL - 0.1%
5,074,207 Energias de Portugal S.A. 15,954,188
802,788 Galp Energia SGPS S.A. 13,435,591
473,276 Jeronimo Martins SGPS S.A. 9,353,106
TOTAL PORTUGAL 38,742,885
SINGAPORE - 1.7%
6,316,982 Ascendas REIT 11,976,031
3,735,699 Capitaland Investment Ltd 6,725,283
9,525,308 CapitaMall Trust 13,597,079
3,307,898 DBS Group Holdings Ltd 108,273,862
8,901,901 Genting Singapore Ltd 4,929,269
3,475,377 (a) Grab Holdings Ltd 15,917,227
2,499,821 Keppel Corp Ltd 12,418,334
5,591,087 Oversea-Chinese Banking Corp 71,313,060
618,226 (a) Sea Ltd (ADR) 75,293,744
1,442,327 SembCorp Industries Ltd 5,899,804
2,535,868 (b) Singapore Airlines Ltd 11,829,554
1,452,687 Singapore Exchange Ltd 13,070,504
2,718,187 Singapore Technologies Engineering Ltd 9,647,470
12,177,233 Singapore Telecommunications Ltd 29,753,389
1,128,155 STMicroelectronics NV 25,204,053
2,078,923 United Overseas Bank Ltd 57,148,847
TOTAL SINGAPORE 472,997,510
SOUTH AFRICA - 0.2%
2,102,449 Anglo American plc 61,562,200
TOTAL SOUTH AFRICA 61,562,200
SPAIN - 2.7%
43,540 Acciona S.A. 4,905,584
292,375 ACS Actividades de Construccion y Servicios S.A. 14,886,039
123,419 Aena SME S.A. 26,579,535
741,800 Amadeus IT Holding S.A. 54,283,106
9,592,275 Banco Bilbao Vizcaya Argentaria S.A. 109,207,633
9,112,395 Banco de Sabadell S.A. 21,479,499
25,745,400 Banco Santander S.A. 131,932,395
6,521,003 (b) CaixaBank S.A. 39,473,970
889,545 (c) Cellnex Telecom S.A. 29,793,709
477,776 EDP Renovaveis S.A. 4,470,047
526,409 Endesa S.A. 11,653,810
529,783 (a),(b) Grifols S.A. 4,532,629
173,925 (a) Iberdrola S.A. 2,461,067
10,087,651 Iberdrola S.A. 142,554,256
1,804,804 Industria de Diseno Textil S.A. 97,965,895
666,011 Redeia Corp S.A. 11,203,048
1,971,147 Repsol YPF S.A. 22,908,454
6,672,159 (b) Telefonica S.A. 27,184,348
TOTAL SPAIN 757,475,024
SWEDEN - 3.1%
442,830 AddTech AB 12,925,392
475,467 Alfa Laval AB 21,194,706
1,649,478 Assa Abloy AB 50,533,913
4,433,370 Atlas Copco AB 74,062,799

International Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
SWEDEN (continued)
2,614,835 Atlas Copco AB $ 38,873,704
639,786 Beijer Ref AB 9,493,691
471,836 Boliden AB 14,171,730
1,112,272 Epiroc AB 21,195,904
654,681 Epiroc AB 10,929,506
605,507 EQT AB 19,770,130
4,640,323 Ericsson (LM) (B Shares) 34,941,056
1,004,612 Essity AB 25,442,568
276,377 (c) Evolution AB 21,203,535
1,179,360 (a) Fastighets AB Balder 8,391,955
396,165 (b) Getinge AB (B Shares) 7,779,494
929,169 (b) Hennes & Mauritz AB (B Shares) 12,379,135
3,424,832 Hexagon AB 39,651,770
131,401 Holmen AB 4,978,868
267,970 Industrivarden AB 9,468,747
184,457 Industrivarden AB 6,549,277
441,404 Indutrade AB 12,151,494
245,097 Investment AB Latour 6,408,223
2,879,875 Investor AB 82,007,937
128,966 L E Lundbergforetagen AB 6,207,043
382,290 Lifco AB 12,536,015
2,567,055 (b) Nibe Industrier AB 10,284,825
516,050 Saab AB 11,155,259
381,502 Sagax AB 8,396,212
1,749,407 Sandvik AB 36,095,512
790,936 Securitas AB (B Shares) 10,063,108
2,623,882 (b) Skandinaviska Enskilda Banken AB (Class A) 37,191,557
582,045 Skanska AB (B Shares) 12,470,215
577,648 SKF AB (B Shares) 11,667,205
997,497 (b) Svenska Cellulosa AB (B Shares) 13,737,855
2,455,171 (b) Svenska Handelsbanken AB 27,163,210
1,417,773 Swedbank AB (A Shares) 30,869,799
317,674 (a) Swedish Orphan Biovitrum AB 9,620,928
939,432 Tele2 AB (B Shares) 10,451,031
4,100,787 (b) TeliaSonera AB 12,068,100
350,827 Trelleborg AB (B Shares) 13,209,415
329,137 Volvo AB (A Shares) 9,079,410
2,618,706 Volvo AB (B Shares) 72,154,264
TOTAL SWEDEN 898,926,497
SWITZERLAND - 5.0%
2,624,051 ABB Ltd 142,885,828
272,244 Adecco S.A. 6,480,955
56,423 Bachem Holding AG. 3,592,313
70,044 Baloise Holding AG. 12,780,987
55,140 Banque Cantonale Vaudoise 5,564,461
6,204 Barry Callebaut AG. 6,819,893
36,066 BKW AG. 6,153,185
176 Chocoladefabriken Lindt & Spruengli AG. 19,920,149
892,822 Cie Financiere Richemont S.A. 172,599,035
338,813 Clariant AG. 3,813,694
307,362 DSM-Firmenich AG. 31,378,382
153,484 Dufry Group 6,937,572
11,705 EMS-Chemie Holding AG. 8,285,915
135,845 (a) Galderma Group AG. 16,511,712
55,888 Geberit AG. 31,172,558
15,326 Givaudan S.A. 67,092,794
60,379 Helvetia Holding AG. 10,535,845
344,057 Julius Baer Group Ltd 24,174,929
80,246 Kuehne & Nagel International AG. 18,234,525
1,645 Lindt & Spruengli AG. 18,896,257
256,700 Logitech International S.A. 25,411,029
120,268 Lonza Group AG. 76,260,990

SHARES DESCRIPTION VALUE
SWITZERLAND (continued)
37,681 Partners Group $ 57,243,064
676,558 Sandoz Group AG. 32,391,808
69,537 Schindler Holding AG. 20,093,265
39,238 Schindler Holding AG. (Registered) 11,035,194
253,105 SGS S.A. 24,586,225
495,366 SIG Group AG. 10,803,177
253,826 Sika AG. 64,462,631
84,939 Sonova Holdings AG 29,633,793
184,672 Straumann Holding AG. 26,189,379
36,681 Swatch Group AG. 6,795,550
53,328 Swatch Group AG. (Registered) 1,946,469
47,293 Swiss Life Holding 38,611,899
132,783 Swiss Prime Site AG. 15,158,721
42,558 Swisscom AG. 23,949,049
101,264 Temenos Group AG. 8,611,153
5,468,553 UBS Group AG 192,818,609
44,931 (c) VAT Group AG. 17,260,678
242,297 Zurich Insurance Group AG 146,823,386
TOTAL SWITZERLAND 1,443,917,058
TAIWAN - 1.7%
663,483 ASML Holding NV 490,820,232
TOTAL TAIWAN 490,820,232
UNITED ARAB EMIRATES - 0.0%
121,704 (a),(d) NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 10.9%
1,623,151 3i Group plc 77,981,546
432,337 Admiral Group plc 14,444,589
729,774 Ashtead Group plc 47,560,757
546,633 Associated British Foods plc 12,826,496
2,576,220 AstraZeneca plc 361,638,324
1,478,723 (c) Auto Trader Group plc 14,402,546
4,492,883 Aviva plc 28,478,351
5,019,308 BAE Systems plc 75,872,986
24,194,721 Barclays plc 88,673,508
2,310,927 Barratt Developments plc 12,945,148
163,662 Berkeley Group Holdings plc 7,830,379
3,316,966 British American Tobacco plc 131,603,727
10,841,308 (b) BT Group plc 19,001,032
565,224 Bunzl plc 24,059,699
8,554,293 Centrica plc 15,034,216
4,524,843 CK Hutchison Holdings Ltd 22,785,706
339,721 (a) Coca-Cola Europacific Partners plc 26,685,085
2,830,793 Compass Group plc 97,533,182
227,398 Croda International plc 9,366,325
165,807 DCC plc 11,432,737
3,706,198 Diageo plc 110,409,171
1,025,475 Entain plc 8,904,101
628,811 Halma plc 23,556,062
582,465 Hargreaves Lansdown plc 7,937,773
30,217,215 HSBC Holdings plc 315,592,132
1,322,231 Imperial Tobacco Group plc 44,595,736
2,154,839 Informa plc 22,993,007
263,128 InterContinental Hotels Group plc 35,085,833
263,355 Intertek Group plc 16,609,418
2,955,530 J Sainsbury plc 9,282,569
4,291,494 JD Sports Fashion plc 4,709,482
2,963,954 Kingfisher plc 9,004,567
1,155,548 Land Securities Group plc 8,333,705
9,915,506 Legal & General Group plc 29,609,044
101,011,799 Lloyds TSB Group plc 77,664,350
797,799 London Stock Exchange Group plc 118,718,841

International Equity Index

Portfolio of Investments January 31, 2025
(continued)
SHARES DESCRIPTION VALUE
UNITED KINGDOM (continued)
3,778,635 M&G plc $ 9,734,280
3,344,946 Marks & Spencer Group plc 13,856,780
2,105,358 Melrose Industries plc 15,889,357
8,104,727 National Grid plc 98,320,446
11,672,921 NatWest Group plc 62,235,938
199,340 Next plc 24,500,801
975,996 Pearson plc 16,192,524
555,005 Persimmon plc 8,666,621
1,166,606 Phoenix Group Holdings plc 7,518,776
1,146,675 Reckitt Benckiser Group plc 75,828,172
3,112,744 RELX plc 154,567,735
4,154,815 Rentokil Initial plc 20,348,397
14,107,364 (a) Rolls-Royce Holdings plc 105,186,539
1,652,935 Sage Group plc 27,470,916
1,339,905 Schroders plc 5,851,369
1,852,444 Scottish & Southern Energy plc 37,318,438
2,126,242 Segro plc 18,799,319
435,289 Severn Trent plc 13,594,644
1,472,574 Smith & Nephew plc 18,673,895
593,759 Smiths Group plc 15,123,149
125,072 Spirax-Sarco Engineering plc 12,435,030
3,492,921 Standard Chartered plc 46,978,087
5,780,145 Taylor Wimpey plc 8,560,376
11,423,857 Tesco plc 52,577,034
4,122,803 Unilever plc 236,141,863
1,131,518 United Utilities Group plc 14,296,867
36,408,472 Vodafone Group plc 31,018,010
290,722 Whitbread plc 10,084,151
1,149,289 (a) Wise plc 15,834,336
1,772,991 WPP plc 16,854,311
TOTAL UNITED KINGDOM 3,137,620,291
UNITED STATES - 10.3%
824,271 Alcon, Inc 75,217,890
26,790,741 BP plc 138,596,328
807,875 CSL Ltd 139,473,777
71,141 (a) CyberArk Software Ltd 26,391,888
1,531,867 Experian Group Ltd 75,459,190
803,461 (b) Ferrovial SE 34,294,365
6,909,241 GSK plc 120,356,056
14,284,516 Haleon plc 66,583,145
858,991 Holcim Ltd 86,091,460
706,592 (a) James Hardie Industries plc 23,749,308
62,172 (a) Monday.com Ltd 15,882,459
4,356,560 Nestle S.A. 370,048,923
3,265,178 Novartis AG. 341,788,253
363,069 QIAGEN NV 16,122,867
53,031 Roche Holding AG. 17,635,762
1,164,422 Roche Holding AG. 366,061,326
1,903,454 Sanofi-Aventis 206,871,262
907,689 Schneider Electric S.A. 230,212,301
10,289,015 Shell plc 337,837,018
254,709 (a) Spotify Technology S.A. 139,720,622
3,267,682 Stellantis NV 43,629,728
498,849 Swiss Re AG. 76,157,929
706,904 Tenaris S.A. 13,359,924
TOTAL UNITED STATES 2,961,541,781
TOTAL COMMON STOCKS
(Cost $22,007,395,102) 27,958,800,317

SHARES DESCRIPTION
EXPIRATION
DATE VALUE
RIGHTS/WARRANTS - 0.0%
SPAIN - 0.0%
292,375 ACS Actividades de Construccion y Servicios S.A. 02/14/25 $ 144,375
TOTAL SPAIN 144,375
TOTAL RIGHTS/WARRANTS
(Cost $138,054) 144,375
TOTAL LONG-TERM INVESTMENTS
(Cost $22,007,533,156) 27,958,944,692
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.2%
46,344,161 (e) State Street Navigator Securities Lending Government Money Market Portfolio 4 .390% (f) 46,344,161
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $46,344,161) 46,344,161
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.6%
GOVERNMENT AGENCY DEBT - 0.3%
$ 2,500,000 Federal Agricultural Mortgage Corp Discount Notes 0 .000 02/11/25 2,496,788
25,000,000 Federal Home Loan Bank Discount Notes 0 .000 03/21/25 24,857,083
17,500,000 Federal Home Loan Bank Discount Notes 0 .000 04/23/25 17,332,583
10,000,000 Freddie Mac Discount Notes 0 .000 02/06/25 9,992,992
30,918,000 Tennessee Valley Authority Discount Notes 0 .000 02/05/25 30,899,943
TOTAL GOVERNMENT AGENCY DEBT 85,579,389
REPURCHASE AGREEMENT - 1.3%
300,000,000 (g) Fixed Income Clearing Corporation 4 .340 02/03/25 300,000,000
64,949,000 (h) Fixed Income Clearing Corporation 4 .340 02/03/25 64,949,000
TOTAL REPURCHASE AGREEMENT 364,949,000
TREASURY DEBT - 1.0%
35,000,000 United States Treasury Bill 0 .000 02/04/25 34,995,907
25,000,000 United States Treasury Bill 0 .000 02/06/25 24,991,229
45,000,000 United States Treasury Bill 0 .000 02/18/25 44,920,359
30,000,000 United States Treasury Bill 0 .000 02/20/25 29,939,809
30,000,000 United States Treasury Bill 0 .000 02/25/25 29,922,108
25,000,000 United States Treasury Bill 0 .000 02/27/25 24,929,417
50,000,000 United States Treasury Bill 0 .000 03/06/25 49,817,229
40,000,000 United States Treasury Bill 0 .000 03/13/25 39,820,640
25,000,000 United States Treasury Bill 0 .000 04/17/25 24,787,971
TOTAL TREASURY DEBT 304,124,669
TOTAL SHORT-TERM INVESTMENTS
(Cost $754,584,258) 754,653,058
TOTAL INVESTMENTS - 100.3%
(Cost $22,808,461,575) 28,759,941,911
OTHER ASSETS & LIABILITIES, NET - (0.3)% (78,719,743)
NET ASSETS - 100.0% $ 28,681,222,168
ADR American Depositary Receipt
REIT Real Estate Investment Trust
(a) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(b) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $186,966,236.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $272,593,500 or 0.9% of Total
Investments.
(d) For fair value measurement disclosure purposes, investment classified as Level 3.
(e) Investments made with cash collateral received from securities on loan.
(f) The rate shown is the one-day yield as of the end of the reporting period.
(g) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $300,108,500 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
0.750% and maturity date 3/31/26, valued at $306,000,000.
(h) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $64,972,490 on 2/3/25, collateralized by Government Agency Securities, with coupon rates
0.500%–4.625% and maturity dates 5/31/27–6/15/27, valued at $66,248,049.

International Equity Index

Portfolio of Investments January 31, 2025
(continued)
Investments in Derivatives
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Futures Contracts - Long
Description
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
MSCI EAFE Index 5,263 03/21/25  $ 604,118,395 $ 623,797,075 $ 19,678,680
Fund Level 1 Level 2 Level 3 Total
International Equity Index
Long-Term Investments
:
Common stocks $828,478,745 $27,130,321,572 $—** $27,958,800,317
Rights/Warrants 144,375 — — 144,375
Investments purchased with collateral from securities lending 46,344,161 — — 46,344,161
Short-Term Investments
:
Government agency debt — 85,579,389 — 85,579,389
Repurchase agreement — 364,949,000 — 364,949,000
Treasury debt — 304,124,669 — 304,124,669
Investments in Derivatives
:
Futures contracts* 19,678,680 — — 19,678,680
Total $894,645,961 $27,884,974,630 $— $28,779,620,591
1 1 1 1 1
** Value equals zero as of the end of the reporting period.
* Represents net unrealized appreciation (depreciation).

Portfolio of Investments January 31, 2025
Emerging Markets Debt

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 96.4%
BANK LOAN OBLIGATIONS - 0.4%
PUERTO RICO - 0.4%
$ 1,840,000 (a) Coral-US Co-Borrower, LLC, Term Loan B6, (TSFR1M + 3.000%) 7.421% 10/15/29 $ 1,831,030
TOTAL PUERTO RICO 1,831,030
TOTAL BANK LOAN OBLIGATIONS
(Cost $1,830,197) 1,831,030
SHARES DESCRIPTION VALUE
COMMON STOCKS - 1.0%
BRAZIL - 0.0%
79,524 (b) Oi S.A. 22,452
TOTAL BRAZIL 22,452
MEXICO - 1.0%
265,589 (b) Grupo Aeromexico SAB de C.V. 5,126,706
TOTAL MEXICO 5,126,706
SOUTH AFRICA - 0.0%
364,809 (b) Petra Diamonds Ltd 124,390
TOTAL SOUTH AFRICA 124,390
TOTAL COMMON STOCKS
(Cost $5,394,882) 5,273,548
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 45.0%
ANGOLA - 0.1%
650,000 (c) Azule Energy Finance PLC 8.125 01/23/30 656,500
TOTAL ANGOLA 656,500
ARGENTINA - 0.7%
1,500,000 (c) YPF S.A. 6.950 07/21/27 1,510,359
2,000,000 (c) YPF S.A. 8.250 01/17/34 2,010,000
TOTAL ARGENTINA 3,520,359
AUSTRALIA - 0.6%
1,725,000 AngloGold Ashanti Holdings plc 3.375 11/01/28 1,605,505
1,500,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 1,355,365
TOTAL AUSTRALIA 2,960,870
BRAZIL - 3.3%
1,825,000 (c) Ambipar Lux Sarl 9.875 02/06/31 1,834,386
1,500,000 (c) Banco Bradesco S.A. 6.500 01/22/30 1,525,185
2,200,000 (c) Embraer Netherlands Finance BV 7.000 07/28/30 2,313,991
2,250,000 (c),(d) Itau Unibanco Holding S.A. 4.625 N/A 2,247,538
725,000 (c) LD Celulose International GmbH 7.950 01/26/32 738,050
1,600,000 (c) Minerva Luxembourg S.A. 8.875 09/13/33 1,685,309
187,441 (c),(e) Oi S.A. 10.000 06/30/27 163,610
1,500,000 Petrobras Global Finance BV 6.900 03/19/49 1,419,625
1,800,000 (c) Raizen Fuels Finance S.A. 5.700 01/17/35 1,669,050
1,180,800 (c) Rio Oil Finance Trust 8.200 04/06/28 1,200,473
2,000,000 (c) Rumo Luxembourg Sarl 4.200 01/18/32 1,712,222
875,000 (c) Sitios Latinoamerica SAB de C.V. 6.000 11/25/29 873,863
TOTAL BRAZIL 17,383,302
CHILE - 3.5%
1,075,000 (c) AES Andes S.A. 8.150 06/10/55 1,101,602
2,378,495 (c) Alfa Desarrollo S.p.A 4.550 09/27/51 1,760,231
850,000 (c) Antofagasta plc 6.250 05/02/34 862,870
2,100,000 (c),(d) Banco de Credito e Inversiones S.A. 7.500 N/A 2,065,875
1,600,000 (c),(d) Banco del Estado de Chile 7.950 N/A 1,662,002
1,500,000 (c) Celulosa Arauco y Constitucion S.A. 5.150 01/29/50 1,260,826
1,075,000 (c) Chile Electricity Lux Mpc II Sarl 5.580 10/20/35 1,056,295
2,250,000 (c) Cia Cervecerias Unidas S.A. 3.350 01/19/32 1,920,963
1,175,000 (c) Corp Nacional del Cobre de Chile 5.950 01/08/34 1,169,988
850,000 (c) Corp Nacional del Cobre de Chile 6.440 01/26/36 864,942

Emerging Markets Debt

Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CHILE (continued)
$ 2,150,000 (c) Corp Nacional del Cobre de Chile 4.375% 02/05/49 $ 1,610,483
1,500,000 (c) Embotelladora Andina S.A. 3.950 01/21/50 1,113,750
2,000,000 (c),(f) Empresa de los Ferrocarriles del Estado 3.068 08/18/50 1,170,753
1,000,000 (c) Empresa Nacional del Petroleo 3.450 09/16/31 860,775
TOTAL CHILE 18,481,355
CHINA - 0.6%
2,000,000 (c) ENN Clean Energy International Investment Ltd 3.375 05/12/26 1,953,944
1,500,000 (c) Lenovo Group Ltd 3.421 11/02/30 1,349,805
TOTAL CHINA 3,303,749
COLOMBIA - 2.2%
1,000,000 Bancolombia S.A. 8.625 12/24/34 1,044,812
1,375,000 Ecopetrol S.A. 4.625 11/02/31 1,148,799
1,500,000 Ecopetrol S.A. 8.875 01/13/33 1,546,042
2,000,000 Ecopetrol S.A. 5 .875 11/02/51 1,363,626
2,000,000 (c) Empresas Publicas de Medellin ESP 4.250 07/18/29 1,802,494
1,000,000 (c) Empresas Publicas de Medellin ESP 4.375 02/15/31 865,969
1,000,000 (c) EnfraGen Energia Sur S.A. 5.375 12/30/30 866,730
1,050,000 (c) Gran Tierra Energy, Inc 9.500 10/15/29 989,572
2,075,000 (c) Grupo Aval Ltd 4.375 02/04/30 1,863,125
TOTAL COLOMBIA 11,491,169
COSTA RICA - 0.7%
1,672,138 (c) Autopistas del Sol S.A. 7.375 12/30/30 1,658,761
1,800,000 (c) Liberty Costa Rica Senior Secured Finance 10.875 01/15/31 1,940,454
TOTAL COSTA RICA 3,599,215
DOMINICAN REPUBLIC - 0.9%
2,100,000 (c) Aeropuertos Dominicanos Siglo XXI S.A. 7.000 06/30/34 2,121,315
2,500,000 (c) AES Andres BV 5.700 05/04/28 2,376,800
TOTAL DOMINICAN REPUBLIC 4,498,115
GHANA - 0.7%
1,100,000 (c),(f) Kosmos Energy Ltd 7.500 03/01/28 1,044,716
1,075,000 (c),(f) Kosmos Energy Ltd 8.750 10/01/31 1,028,797
1,653,000 (c) Tullow Oil plc 10.250 05/15/26 1,500,710
TOTAL GHANA 3,574,223
GUATEMALA - 0.8%
1,225,000 (c) CT Trust 5.125 02/03/32 1,101,275
1,650,000 (c) Investment Energy Resources Ltd 6.250 04/26/29 1,595,765
1,550,000 (c) Millicom International Cellular S.A. 7.375 04/02/32 1,572,289
TOTAL GUATEMALA 4,269,329
INDIA - 3.6%
2,100,000 (c),(f) Adani Ports & Special Economic Zone Ltd 4.375 07/03/29 1,863,291
1,800,000 (c) Adani Ports & Special Economic Zone Ltd 3.100 02/02/31 1,419,226
771,941 (c) Azure Power Energy Ltd 3.575 08/19/26 716,391
1,710,188 (c) Continuum Green Energy India Pvt 7.500 06/26/33 1,757,753
2,050,000 (c) IRB Infrastructure Developers Ltd 7.110 03/11/32 2,070,620
2,225,000 (c) Muthoot Finance Ltd 6.375 04/23/29 2,196,467
2,500,000 (c),(d) Network i2i Ltd 3.975 N/A 2,437,394
2,700,000 (c) ReNew Wind Energy AP2 4.500 07/14/28 2,521,778
2,100,000 (c) Shriram Finance Ltd 6.150 04/03/28 2,074,754
2,000,000 (d) UPL Corp Ltd 5.250 N/A 1,895,000
TOTAL INDIA 18,952,674
INDONESIA - 3.4%
2,000,000 (d) Bank Negara Indonesia Persero Tbk PT 4.300 N/A 1,901,015
1,860,000 (c) Freeport Indonesia PT 5.315 04/14/32 1,830,119
1,800,000 (c) Indika Energy Tbk PT 8.750 05/07/29 1,857,246
1,500,000 (c) Indonesia Asahan Aluminium PT 5.450 05/15/30 1,503,346
2,000,000 (c) Medco Laurel Tree Pte Ltd 6.950 11/12/28 2,013,907
2,000,000 (c) Medco Maple Tree Pte Ltd 8.960 04/27/29 2,117,244
1,500,000 (c) Pertamina Persero PT 3.100 08/27/30 1,349,579
1,250,000 (c),(f) Pertamina Persero PT 4.700 07/30/49 1,030,632
1,000,000 (c) Perusahaan Listrik Negara PT 5.250 10/24/42 882,312
2,000,000 (c) Perusahaan Listrik Negara PT 6.150 05/21/48 1,926,353

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA (continued)
$ 1,500,000 (c) Sorik Marapi Geothermal Power PT 7.750% 08/05/31 $ 1,469,371
TOTAL INDONESIA 17,881,124
ISRAEL - 2.2%
3,000,000 (c) Bank Hapoalim BM 3.255 01/21/32 2,850,000
3,141,000 (c) Energean Israel Finance Ltd 5.375 03/30/28 3,004,995
485,000 (c) Energean Israel Finance Ltd 8.500 09/30/33 500,156
2,000,000 (c) Israel Chemicals Ltd 6.375 05/31/38 1,963,500
2,000,000 (c) Israel Electric Corp Ltd 3.750 02/22/32 1,754,000
1,800,000 (c) Leviathan Bond Ltd 6.750 06/30/30 1,755,000
TOTAL ISRAEL 11,827,651
JAMAICA - 0.3%
1,400,000 (c) Kingston Airport Revenue Finance Ltd 6.750 12/15/36 1,398,600
TOTAL JAMAICA 1,398,600
KAZAKHSTAN - 1.3%
1,300,000 (c) Development Bank of Kazakhstan JSC 5.500 04/15/27 1,306,973
1,550,000 (c) KazMunayGas National Co JSC 6.375 10/24/48 1,429,875
2,225,000 (c) QazaqGaz NC JSC 4.375 09/26/27 2,135,746
1,000,000 (c) Tengizchevroil Finance Co International Ltd 4.000 08/15/26 974,108
1,000,000 (c) Tengizchevroil Finance Co International Ltd 3.250 08/15/30 849,960
TOTAL KAZAKHSTAN 6,696,662
MACAU - 0.4%
200,000 (c) MGM China Holdings Ltd 7.125 06/26/31 203,893
2,000,000 (f) Sands China Ltd 3.250 08/08/31 1,715,658
TOTAL MACAU 1,919,551
MALAYSIA - 0.3%
2,000,000 (c) Petronas Capital Ltd 3.500 04/21/30 1,859,627
TOTAL MALAYSIA 1,859,627
MAURITIUS - 0.2%
1,000,000 (c) WLB Asset VI Pte Ltd 7.250 12/21/27 1,043,560
TOTAL MAURITIUS 1,043,560
MEXICO - 6.2%
1,600,000 (c),(d) Banco Mercantil del Norte S.A. 8.375 N/A 1,583,280
3,000,000 (c) Banco Nacional de Comercio Exterior SNC 2.720 08/11/31 2,804,255
2,000,000 (c) BBVA Bancomer S.A. 5.125 01/18/33 1,869,497
800,000 (c),(d) Cemex SAB de C.V. 9.125 N/A 827,494
360,000 (c) Comision Federal de Electricidad 6.125 06/16/45 317,672
1,640,000 (c),(f) Comision Federal de Electricidad 6.264 02/15/52 1,370,930
1,988,501 (c) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 1,931,828
375,000 (c) Gruma SAB de C.V. 5.390 12/09/34 365,813
775,000 (c),(f) Gruma SAB de C.V. 5.761 12/09/54 728,574
2,100,000 (c),(f) Grupo Aeromexico SAB de C.V. 8.625 11/15/31 2,097,375
2,500,000 (c) Mexico Remittances Funding Fiduciary Estate Management Sarl 12.500 10/15/31 2,428,750
3,800,000 (c),(f) Nemak SAB de C.V. 3.625 06/28/31 2,919,896
4,647,000 Petroleos Mexicanos 6.840 01/23/30 4,206,800
6,419,000 Petroleos Mexicanos 6.700 02/16/32 5,580,358
2,000,000 Petroleos Mexicanos 5.625 01/23/46 1,239,200
2,075,000 Petroleos Mexicanos 6.350 02/12/48 1,370,279
1,500,000 Petroleos Mexicanos 6.950 01/28/60 1,026,655
TOTAL MEXICO 32,668,656
MOROCCO - 0.4%
3,000,000 (c) OCP S.A. 5.125 06/23/51 2,272,500
TOTAL MOROCCO 2,272,500
NIGERIA - 0.5%
1,000,000 (c) IHS Holding Ltd 6.250 11/29/28 945,211
1,900,000 (c) IHS Holding Ltd 7.875 05/29/30 1,868,649
TOTAL NIGERIA 2,813,860
PANAMA - 1.0%
2,000,000 (c) Aeropuerto Internacional de Tocumen S.A. 5.125 08/11/61 1,377,200
2,000,000 (c) Banco Nacional de Panama 2.500 08/11/30 1,584,975
1,000,000 (c) Empresa de Transmision Electrica S.A. 5.125 05/02/49 714,480
200,000 (c) Sable International Finance Ltd 7.125 10/15/32 195,424

Emerging Markets Debt

Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PANAMA (continued)
$ 1,413,562 (c) UEP Penonome II S.A. 6.500% 10/01/38 $ 1,261,268
TOTAL PANAMA 5,133,347
PERU - 1.7%
1,050,000 (c) Banco BBVA Peru S.A. 6.200 06/07/34 1,070,487
1,500,000 (c) Banco Internacional del Peru SAA Interbank 6.397 04/30/35 1,501,500
1,500,000 (c) Cia de Minas Buenaventura SAA 6.800 02/04/32 1,486,800
825,000 (c) Hunt Oil Co of Peru LLC Sucursal Del Peru 8.550 09/18/33 906,088
787,010 (c) Lima Metro Line 2 Finance Ltd 4.350 04/05/36 722,973
1,400,000 (c) Niagara Energy SAC 5.746 10/03/34 1,348,021
2,750,000 (c) Petroleos del Peru S.A. 5.625 06/19/47 1,743,124
TOTAL PERU 8,778,993
QATAR - 0.3%
2,000,000 (c) Qatar Petroleum 3.300 07/12/51 1,361,466
TOTAL QATAR 1,361,466
SAUDI ARABIA - 0.7%
2,500,000 (c) EIG Pearl Holdings Sarl 4.387 11/30/46 1,959,495
1,250,000 (c) Saudi Arabian Oil Co 4.375 04/16/49 996,470
1,500,000 (c) Saudi Arabian Oil Co 3.250 11/24/50 966,495
TOTAL SAUDI ARABIA 3,922,460
SOUTH AFRICA - 2.7%
800,000 (d) Absa Group Ltd 6.375 N/A 790,320
2,000,000 (c) Eskom Holdings SOC Ltd 7.125 02/11/25 1,999,744
2,875,000 (c) Eskom Holdings SOC Ltd 6.350 08/10/28 2,845,560
4,600,000 (c) Eskom Holdings SOC Ltd 8.450 08/10/28 4,795,500
2,000,000 (c) MTN Mauritius Investment Ltd 6.500 10/13/26 2,014,100
2,000,000 (c) Transnet SOC Ltd 8.250 02/06/28 2,036,360
TOTAL SOUTH AFRICA 14,481,584
THAILAND - 0.4%
2,600,000 (c) Bangkok Bank PCL 3.466 09/23/36 2,249,141
TOTAL THAILAND 2,249,141
TOGO - 0.3%
1,600,000 (c) Ecobank Transnational, Inc 10.125 10/15/29 1,685,632
TOTAL TOGO 1,685,632
TRINIDAD AND TOBAGO - 0.1%
850,000 (c) National Gas Company of Trinidad and Tobago Limited 6.050 01/15/36 762,025
TOTAL TRINIDAD AND TOBAGO 762,025
TURKEY - 2.9%
1,750,000 (c) Akbank TAS 7.498 01/20/30 1,783,932
1,500,000 (c) Anadolu Efes Biracilik Ve Malt Sanayii AS. 3.375 06/29/28 1,309,423
1,500,000 (c) Ford Otomotiv Sanayi AS. 7 .125 04/25/29 1,488,600
2,300,000 (c) Limak Cimento Sanayi ve Ticaret AS. 9.750 07/25/29 2,301,173
1,400,000 (c),(f) Sisecam UK plc 8.625 05/02/32 1,410,528
1,990,000 (c) Turkcell Iletisim Hizmetleri AS. 7.650 01/24/32 2,007,357
885,000 (c) Turkiye Garanti Bankasi AS. 8.375 02/28/34 905,345
1,875,000 (c) Ulker Biskuvi Sanayi AS. 7.875 07/08/31 1,893,379
2,000,000 (c) Yapi ve Kredi Bankasi AS. 9.250 01/17/34 2,100,600
TOTAL TURKEY 15,200,337
UKRAINE - 0.4%
2,335,120 (c),(e) NAK Naftogaz Ukraine via Kondor Finance plc 7.625 11/08/28 1,871,248
TOTAL UKRAINE 1,871,248
UNITED ARAB EMIRATES - 1.3%
1,500,000 (c) Abu Dhabi Crude Oil Pipeline LLC 4.600 11/02/47 1,317,183
1,325,000 (c) DAE Funding LLC 3.375 03/20/28 1,241,437
1,447,140 (c) Galaxy Pipeline Assets Bidco Ltd 1.750 09/30/27 1,389,226
1,548,580 (c) Galaxy Pipeline Assets Bidco Ltd 2.160 03/31/34 1,344,812

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED ARAB EMIRATES (continued)
$ 2,305,600 (c) Sweihan PV Power Co PJSC 3.625% 01/31/49 $ 1,838,850
TOTAL UNITED ARAB EMIRATES 7,131,508
UNITED KINGDOM - 0.3%
1,500,000 (c),(d) Standard Chartered plc 7.625 N/A 1,503,119
TOTAL UNITED KINGDOM 1,503,119
TOTAL CORPORATE BONDS
(Cost $251,143,061) 237,153,511
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 49.5%
ANGOLA - 1.2%
2,250,000 (c) Angolan Government International Bond 8.250 05/09/28 2,120,692
1,250,000 (c) Angolan Government International Bond 8.000 11/26/29 1,128,125
1,750,000 (c) Angolan Government International Bond 8.750 04/14/32 1,553,794
1,950,000 (c) Angolan Government International Bond 9.375 05/08/48 1,609,891
TOTAL ANGOLA 6,412,502
ARGENTINA - 2.0%
1,452,000 Argentina Republic Government International Bond (Step Bond) 0.750 07/09/30 1,096,019
3,400,000 Argentine Republic Government International Bond 5.000 01/09/38 2,449,557
6,984,989 Argentine Republic Government International Bond (Step Bond) 4.125 07/09/35 4,744,526
2,842,012 (c) Provincia de Buenos Aires (Step Bond) 6.375 09/01/37 2,003,618
TOTAL ARGENTINA 10,293,720
AZERBAIJAN - 0.4%
2,300,000 (c) Republic of Azerbaijan International Bond 3.500 09/01/32 1,988,129
TOTAL AZERBAIJAN 1,988,129
BAHRAIN - 0.3%
1,500,000 (c) Bahrain Government International Bond 7.500 09/20/47 1,484,812
TOTAL BAHRAIN 1,484,812
BARBADOS - 0.4%
2,039,800 (c) Barbados Government International Bond 6.500 10/01/29 1,981,666
TOTAL BARBADOS 1,981,666
BENIN - 0.6%
1,025,000 (c),(g) Benin Government International Bond 7.960 02/13/38 971,444
1,250,000 (c) Benin Government International Bond 8.375 01/23/41 1,206,250
EUR 1,125,000 (c) Benin Government International Bond 6.875 01/19/52 1,007,656
TOTAL BENIN 3,185,350
BRAZIL - 1.6%
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/27 946,716
BRL 10,975,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 1,545,986
950,000 Brazilian Government International Bond 3.875 06/12/30 851,981
1,910,000 Brazilian Government International Bond 6.000 10/20/33 1,831,448
1,100,000 Brazilian Government International Bond 5.000 01/27/45 826,731
1,400,000 Brazilian Government International Bond 4.750 01/14/50 968,949
1,475,000 Brazilian Government International Bond 7.125 05/13/54 1,388,861
TOTAL BRAZIL 8,360,672
CAMEROON - 0.2%
EUR 1,000,000 (c) Republic of Cameroon International Bond 5.950 07/07/32 845,039
TOTAL CAMEROON 845,039
CHILE - 0.2%
CLP 1,270,000,000 (c) Bonos de la Tesoreria de la Republica en pesos 5.000 10/01/28 1,255,356
TOTAL CHILE 1,255,356
COLOMBIA - 2.2%
1,050,000 Colombia Government International Bond 3.125 04/15/31 836,325
1,000,000 Colombia Government International Bond 3.250 04/22/32 770,954
500,000 Colombia Government International Bond 7.500 02/02/34 494,792
1,525,000 Colombia Government International Bond 8.000 11/14/35 1,537,086
1,500,000 (g) Colombia Government International Bond 7.750 11/07/36 1,466,010
3,550,000 Colombia Government International Bond 5.625 02/26/44 2,648,670
950,000 Colombia Government International Bond 5.200 05/15/49 641,476
COP 3,040,000,000 Colombian TES 6.000 04/28/28 643,821
COP 7,080,000,000 Colombian TES 7.000 06/30/32 1,342,877

Emerging Markets Debt

Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLOMBIA (continued)
COP 6,600,000,000 Colombian TES 6.250% 07/09/36 $ 1,040,778
TOTAL COLOMBIA 11,422,789
COSTA RICA - 0.6%
$ 1,050,000 (c) Costa Rica Government International Bond 6.550 04/03/34 1,075,725
2,500,000 (c) Costa Rica Government International Bond 5.625 04/30/43 2,245,748
TOTAL COSTA RICA 3,321,473
COTE D'IVOIRE - 0.6%
2,337,030 (c) Ivory Coast Government International Bond (Step Bond) 5.750 12/31/32 2,220,179
1,050,000 (c) Ivory Coast Government International Bond (Step Bond) 8.250 01/30/37 1,021,125
TOTAL COTE D'IVOIRE 3,241,304
CZECH REPUBLIC - 0.3%
CZK 38,750,000 Czech Republic Government Bond 1.750 06/23/32 1,386,858
TOTAL CZECH REPUBLIC 1,386,858
DOMINICAN REPUBLIC - 1.9%
1,575,000 (c) Dominican Republic Government International Bond 6 .875 01/29/26 1,589,963
1,195,000 (c) Dominican Republic Government International Bond 5.500 02/22/29 1,168,710
DOP 57,200,000 (c) Dominican Republic Government International Bond 10.375 01/11/30 942,578
700,000 (c) Dominican Republic Government International Bond 7.050 02/03/31 722,225
4,000,000 (c) Dominican Republic Government International Bond 4.875 09/23/32 3,604,000
1,585,000 (c) Dominican Republic Government International Bond 7.450 04/30/44 1,679,546
650,000 (c) Dominican Republic Government International Bond 5.875 01/30/60 558,220
TOTAL DOMINICAN REPUBLIC 10,265,242
ECUADOR - 0.9%
1,609,600 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 1,240,147
4,637,020 (c) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 3,036,458
820,000 (c) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 481,455
TOTAL ECUADOR 4,758,060
EGYPT - 2.0%
850,000 (c) Egypt Government International Bond 5.800 09/30/27 803,424
1,725,000 (c) Egypt Government International Bond 7.600 03/01/29 1,681,875
1,500,000 (c) Egypt Government International Bond 8 .625 02/04/30 1,494,345
3,200,000 (c) Egypt Government International Bond 7.053 01/15/32 2,810,557
4,075,000 (c) Egypt Government International Bond 8.500 01/31/47 3,260,513
1,000,000 (c) Egypt Government International Bond 8.150 11/20/59 760,000
TOTAL EGYPT 10,810,714
EL SALVADOR - 0.5%
3,100,000 (c) El Salvador Government International Bond 7.625 02/01/41 2,874,784
1,500,000 (c) Republic of El Salvador 0.250 04/17/30 29,725
TOTAL EL SALVADOR 2,904,509
GHANA - 0.8%
2,038,338 (c),(g) Ghana Government International Bond 5.000 07/03/29 1,816,628
3,481,164 (c),(g) Ghana Government International Bond 5.000 07/03/35 2,540,902
TOTAL GHANA 4,357,530
GUATEMALA - 0.6%
525,000 (c) Guatemala Government Bond 4.900 06/01/30 499,013
2,000,000 (c) Guatemala Government Bond 3.700 10/07/33 1,629,396
1,075,000 (c) Guatemala Government Bond 6.125 06/01/50 956,675
TOTAL GUATEMALA 3,085,084
HONDURAS - 0.5%
1,200,000 (c) Honduras Government International Bond 5.625 06/24/30 1,049,400
1,575,000 (c) Honduras Government International Bond 8.625 11/27/34 1,520,662
TOTAL HONDURAS 2,570,062
HUNGARY - 1.7%
HUF 135,000,000 Hungary Government International Bond 2.750 12/22/26 323,388
HUF 245,000,000 Hungary Government International Bond 4.500 03/23/28 589,729
1,900,000 (c) Hungary Government International Bond 6.125 05/22/28 1,938,604
1,850,000 (c) Hungary Government International Bond 5.250 06/16/29 1,831,911
2,825,000 (c) Hungary Government International Bond 2.125 09/22/31 2,264,153
HUF 190,000,000 Hungary Government International Bond 4.750 11/24/32 429,684
750,000 (c) Hungary Government International Bond 3.125 09/21/51 447,750

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HUNGARY (continued)
$ 1,000,000 (c) Magyar Export-Import Bank Zrt 6.125% 12/04/27 $ 1,012,227
TOTAL HUNGARY 8,837,446
INDIA - 0.2%
INR 106,400,000 India Government International Bond 7.180 08/14/33 1,256,663
TOTAL INDIA 1,256,663
INDONESIA - 0.7%
IDR 10,100,000,000 Indonesia Treasury Bond 7.000 09/15/30 621,814
IDR 14,900,000,000 Indonesia Treasury Bond 6.625 02/15/34 891,507
IDR 34,890,000,000 Indonesia Treasury Bond 7.125 06/15/38 2,132,405
TOTAL INDONESIA 3,645,726
IRAQ - 0.3%
1,528,125 (c) Iraq Government International Bond 5.800 01/15/28 1,501,826
TOTAL IRAQ 1,501,826
JAMAICA - 0.8%
1,650,000 Jamaica Government International Bond 8.000 03/15/39 1,909,710
1,810,000 Jamaica Government International Bond 7.875 07/28/45 2,087,381
TOTAL JAMAICA 3,997,091
JORDAN - 0.4%
450,000 (c) Jordan Government International Bond 7.500 01/13/29 448,917
2,000,000 (c) Jordan Government International Bond 7.375 10/10/47 1,785,744
TOTAL JORDAN 2,234,661
KAZAKHSTAN - 0.1%
KZT 205,000,000 Kazakhstan Government Bond-MEOKAM 13.850 06/24/25 399,548
TOTAL KAZAKHSTAN 399,548
KENYA - 0.9%
1,075,000 (c) Kenya Government International Bond 7.250 02/28/28 1,029,313
1,700,000 (c) Kenya Government International Bond 9.750 02/16/31 1,684,142
1,125,000 (c) Kenya Government International Bond 6.300 01/23/34 894,886
1,325,000 (c) Kenya Government International Bond 8.250 02/28/48 1,098,637
TOTAL KENYA 4,706,978
KOREA, REPUBLIC OF - 0.2%
1,500,000 Export-Import Bank of Korea 2.500 06/29/41 1,047,753
TOTAL KOREA, REPUBLIC OF 1,047,753
LEBANON - 0.2%
3,200,000 (h) Lebanon Government International Bond 6.250 11/04/25 514,000
3,800,000 (h) Lebanon Government International Bond 6.850 03/23/27 598,739
TOTAL LEBANON 1,112,739
MALAYSIA - 0.3%
MYR 6,500,000 Malaysia Government Bond 4.762 04/07/37 1,573,665
TOTAL MALAYSIA 1,573,665
MEXICO - 1.7%
MXN 13,440,000 Mexican Bonos 7.750 05/29/31 586,490
MXN 22,900,000 (g) Mexican Bonos 7.750 11/23/34 950,170
MXN 29,900,000 Mexican Bonos 8.500 11/18/38 1,262,085
525,000 Mexico Government International Bond 4.875 05/19/33 472,292
1,775,000 Mexico Government International Bond 6.000 05/07/36 1,677,239
2,250,000 Mexico Government International Bond 4.280 08/14/41 1,661,272
1,850,000 Mexico Government International Bond 4.400 02/12/52 1,253,919
1,300,000 Mexico Government International Bond 7.375 05/13/55 1,309,997
TOTAL MEXICO 9,173,464
MOROCCO - 0.5%
1,170,000 (c),(f) Morocco Government International Bond 6.500 09/08/33 1,205,843
1,450,000 (c) Morocco Government International Bond 5.500 12/11/42 1,283,250
TOTAL MOROCCO 2,489,093
NIGERIA - 1.6%
2,300,000 (c) Nigeria Government International Bond 7.143 02/23/30 2,118,794
1,550,000 (c) Nigeria Government International Bond 7.875 02/16/32 1,424,078
950,000 (c) Nigeria Government International Bond 7.375 09/28/33 824,182
2,150,000 (c) Nigeria Government International Bond 10.375 12/09/34 2,225,250

Emerging Markets Debt

Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NIGERIA (continued)
$ 2,000,000 (c) Nigeria Government International Bond 7.696% 02/23/38 $ 1,662,430
TOTAL NIGERIA 8,254,734
OMAN - 1.4%
1,900,000 (c) Oman Government International Bond 4.750 06/15/26 1,887,061
1,575,000 (c) Oman Government International Bond 5.375 03/08/27 1,575,000
2,700,000 (c) Oman Government International Bond 6.500 03/08/47 2,679,750
1,025,000 (c) Oman Government International Bond 6.750 01/17/48 1,043,798
TOTAL OMAN 7,185,609
PAKISTAN - 0.8%
1,700,000 (c) Pakistan Government International Bond 7.375 04/08/31 1,468,541
1,815,000 (c) Pakistan Government International Bond 8.875 04/08/51 1,468,682
1,500,000 Pakistan Water & Power Development Authority 7.500 06/04/31 1,188,750
TOTAL PAKISTAN 4,125,973
PANAMA - 1.1%
1,500,000 Panama Government International Bond 6.400 02/14/35 1,384,582
1,075,000 Panama Government International Bond 6.700 01/26/36 1,013,111
1,750,000 Panama Government International Bond 8.000 03/01/38 1,776,362
2,800,000 Panama Government International Bond 4.500 04/01/56 1,712,132
TOTAL PANAMA 5,886,187
PARAGUAY - 0.5%
1,375,000 (c) Paraguay Government International Bond 2.739 01/29/33 1,120,384
525,000 (c) Paraguay Government International Bond 6.100 08/11/44 497,070
1,050,000 (c) Paraguay Government International Bond 5.600 03/13/48 916,997
TOTAL PARAGUAY 2,534,451
PERU - 1.1%
975,000 Peruvian Government International Bond 1.862 12/01/32 743,727
2,895,000 Peruvian Government International Bond 3.000 01/15/34 2,345,109
PEN 4,150,000 (c) Peruvian Government International Bond 5.400 08/12/34 1,014,567
625,000 Peruvian Government International Bond 5.375 02/08/35 603,792
1,800,000 Peruvian Government International Bond 3.300 03/11/41 1,303,335
TOTAL PERU 6,010,530
PHILIPPINES - 0.5%
3,050,000 Philippine Government International Bond 4.200 03/29/47 2,431,301
TOTAL PHILIPPINES 2,431,301
POLAND - 1.6%
830,000 (c) Bank Gospodarstwa Krajowego 5.375 05/22/33 814,421
1,500,000 (c) Bank Gospodarstwa Krajowego 5.750 07/09/34 1,500,342
PLN 1,325,000 Republic of Poland Government International Bond 0.250 10/25/26 299,803
PLN 1,850,000 Republic of Poland Government International Bond 5 .750 04/25/29 458,871
PLN 8,100,000 Republic of Poland Government International Bond 2.750 10/25/29 1,768,370
600,000 Republic of Poland Government International Bond 5.750 11/16/32 616,471
500,000 Republic of Poland Government International Bond 4.875 10/04/33 483,109
PLN 5,500,000 Republic of Poland Government International Bond 6.000 10/25/33 1,368,619
1,398,000 Republic of Poland Government International Bond 5.500 04/04/53 1,299,357
TOTAL POLAND 8,609,363
REPUBLIC OF SERBIA - 0.6%
2,650,000 (c) Serbia Government International Bond 2.125 12/01/30 2,173,628
750,000 (c) Serbia Government International Bond 6.500 09/26/33 776,062
TOTAL REPUBLIC OF SERBIA 2,949,690
ROMANIA - 1.6%
RON 4,250,000 Romanian Government International Bond 4.150 01/26/28 796,268
1,860,000 (c) Romanian Government International Bond 5.875 01/30/29 1,826,135
350,000 (c) Romanian Government International Bond 3.000 02/14/31 288,260
RON 6,025,000 Romanian Government International Bond 3.650 09/24/31 978,211
EUR 920,000 (c) Romanian Government International Bond 5.250 05/30/32 922,562
1,160,000 (c) Romanian Government International Bond 7.125 01/17/33 1,174,786
1,600,000 (c) Romanian Government International Bond 5.750 03/24/35 1,436,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
ROMANIA (continued)
$ 1,400,000 (c) Romanian Government International Bond 4.000% 02/14/51 $ 879,820
TOTAL ROMANIA 8,302,042
RWANDA - 0.5%
3,075,000 (c) Rwanda International Government Bond 5.500 08/09/31 2,560,620
TOTAL RWANDA 2,560,620
SAUDI ARABIA - 1.5%
500,000 (c) Saudi Government International Bond 4.750 01/18/28 498,620
760,000 (c) Saudi Government International Bond 4.750 01/16/30 749,873
1,000,000 (c) Saudi Government International Bond 5.375 01/13/31 1,008,226
1,250,000 (c) Saudi Government International Bond 5.000 01/16/34 1,217,796
1,500,000 (c) Saudi Government International Bond 5.625 01/13/35 1,515,228
1,000,000 (c) Saudi Government International Bond 3.250 11/17/51 638,740
2,000,000 (c) Saudi Government International Bond 3.750 01/21/55 1,355,060
1,500,000 (c) Saudi Government International Bond 3.450 02/02/61 926,090
TOTAL SAUDI ARABIA 7,909,633
SENEGAL - 0.6%
1,000,000 (c) Senegal Government International Bond 6.250 05/23/33 824,002
3,300,000 (c) Senegal Government International Bond 6.750 03/13/48 2,301,750
TOTAL SENEGAL 3,125,752
SOUTH AFRICA - 2.6%
1,875,000 Republic of South Africa Government International Bond 4.300 10/12/28 1,758,094
ZAR 23,025,000 Republic of South Africa Government International Bond 7.000 02/28/31 1,095,163
ZAR 31,250,000 Republic of South Africa Government International Bond 8.875 02/28/35 1,514,303
3,525,000 (c) Republic of South Africa Government International Bond 7.100 11/19/36 3,445,926
ZAR 7,000,000 Republic of South Africa Government International Bond 9.000 01/31/40 316,575
ZAR 33,400,000 Republic of South Africa Government International Bond 8.750 01/31/44 1,434,062
1,250,000 Republic of South Africa Government International Bond 5.375 07/24/44 939,875
2,075,000 Republic of South Africa Government International Bond 5.650 09/27/47 1,553,725
775,000 Republic of South Africa Government International Bond 5.750 09/30/49 579,312
1,000,000 Republic of South Africa Government International Bond 7.300 04/20/52 906,530
TOTAL SOUTH AFRICA 13,543,565
SRI LANKA - 0.5%
491,534 (c) Sri Lanka Government International Bond 4 .000 04/15/28 458,355
1,212,281 (c) Sri Lanka Government International Bond 3.350 03/15/33 957,702
528,220 (c) Sri Lanka Government International Bond 3.600 06/15/35 372,395
366,597 (c) Sri Lanka Government International Bond 3.600 05/15/36 296,944
733,502 (c) Sri Lanka Government International Bond 3.600 02/15/38 601,472
TOTAL SRI LANKA 2,686,868
SUPRANATIONAL - 0.5%
INR 83,000,000 Asian Development Bank 6.200 10/06/26 949,753
INR 57,100,000 Asian Infrastructure Investment Bank 6.000 12/08/31 613,002
1,200,000 (c) Banque Ouest Africaine de Developpement 4.700 10/22/31 1,075,500
INR 20,000,000 Inter-American Development Bank 7.350 10/06/30 234,951
TOTAL SUPRANATIONAL 2,873,206
TURKEY - 3.3%
800,000 Turkey Government International Bond 5.125 02/17/28 779,352
825,000 Turkey Government International Bond 5.250 03/13/30 772,442
1,500,000 Turkey Government International Bond 6.500 09/20/33 1,435,326
1,300,000 Turkey Government International Bond 6.000 01/14/41 1,089,959
4,350,000 Turkey Government International Bond 4.875 04/16/43 3,104,904
TRY 69,000,000 Turkiye Government International Bond 12.600 10/01/25 1,676,489
TRY 22,000,000 Turkiye Government International Bond 37.000 02/18/26 619,672
EUR 1,750,000 Turkiye Government International Bond 5.875 05/21/30 1,905,172
1,500,000 Turkiye Government International Bond 7.125 07/17/32 1,497,657
1,575,000 Turkiye Government International Bond 7.625 05/15/34 1,614,176
1,050,000 Turkiye Government International Bond 6.500 01/03/35 991,537

Emerging Markets Debt

Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TURKEY (continued)
$ 2,000,000 (c) Turkiye Ihracat Kredi Bankasi AS. 7.500% 02/06/28 $ 2,035,000
TOTAL TURKEY 17,521,686
UGANDA - 0.1%
UGX 3,000,000,000 Republic of Uganda Government Bonds 14.250 08/23/29 758,758
TOTAL UGANDA 758,758
UKRAINE - 0.9%
UAH 37,000,000 Ukraine Government International Bond 15.840 02/26/25 721,096
185,083 (c),(g) Ukraine Government International Bond 1.750 02/01/29 130,113
128,209 (c) Ukraine Government International Bond 0.000 02/01/30 72,246
479,102 (c) Ukraine Government International Bond 0.000 02/01/34 206,732
537,148 (c) Ukraine Government International Bond 1.750 02/01/34 302,683
404,875 (c) Ukraine Government International Bond 0.000 02/01/35 250,213
867,756 (c) Ukraine Government International Bond 1.750 02/01/35 481,171
337,395 (c) Ukraine Government International Bond 0.000 02/01/36 208,038
757,113 (c) Ukraine Government International Bond 1.750 02/01/36 414,898
2,320,000 (a),(c) Ukraine Government International Bond 7.750 08/01/41 1,937,200
TOTAL UKRAINE 4,724,390
UNITED ARAB EMIRATES - 0.4%
400,000 (c) Abu Dhabi Government International Bond 3.125 09/30/49 265,397
2,600,000 Emirate of Dubai Government International Bonds 3.900 09/09/50 1,850,266
TOTAL UNITED ARAB EMIRATES 2,115,663
URUGUAY - 0.6%
1,500,000 Oriental Republic of Uruguay 5.250 09/10/60 1,349,989
UYU 28,250,000 Uruguay Government International Bond 8.250 05/21/31 605,404
UYU 18,940,950 Uruguay Government International Bond 9.750 07/20/33 436,057
600,000 Uruguay Government International Bond 5.750 10/28/34 614,887
TOTAL URUGUAY 3,006,337
UZBEKISTAN - 0.8%
UZS 9,240,000,000 (c) Republic of Uzbekistan International Bond 16.625 05/29/27 705,713
745,000 (c) Republic of Uzbekistan International Bond 7.850 10/12/28 774,804
1,700,000 (c) Republic of Uzbekistan International Bond 5.375 02/20/29 1,609,084
1,400,000 (c) Republic of Uzbekistan International Bond 3.700 11/25/30 1,178,968
TOTAL UZBEKISTAN 4,268,569
ZAMBIA - 0.6%
2,169,537 (c) Zambia Government International Bond 5.750 06/30/33 1,930,074
2,155,173 (c) Zambia Government International Bond 0.500 12/31/53 1,309,645
TOTAL ZAMBIA 3,239,719
TOTAL GOVERNMENT BONDS
(Cost $282,971,178) 260,532,170
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 0.5%
CAYMAN ISLANDS - 0.5%
3,000,000 (i) Industrial DPR Funding Ltd 5.380 04/15/34 2,598,390
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,598,390
TOTAL STRUCTURED ASSETS
(Cost $3,000,000) 2,598,390
TOTAL LONG-TERM INVESTMENTS
(Cost $544,339,318) 507,388,649
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 1.5%
8,010,543 (j) State Street Navigator Securities Lending Government Money Market Portfolio 4.390 (k) 8,010,543
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $8,010,543) 8,010,543

Principal denominated in U.S. Dollars, unless otherwise noted.
Investments in Derivatives
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0.0%
KZT 130,000,000 Kazakhstan Treasury Bill-MEKKAM 0.000% 07/04/25 $ 239,753
TOTAL GOVERNMENT AGENCY DEBT 239,753
REPURCHASE AGREEMENT - 1.8%
$ 9,464,000 (l) Fixed Income Clearing Corporation 4.340 02/03/25 9,464,000
TOTAL REPURCHASE AGREEMENT 9,464,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $9,721,379) 9,703,753
TOTAL INVESTMENTS - 99.7%
(Cost $562,071,240) 525,102,945
OTHER ASSETS & LIABILITIES, NET - 0.3% 1,724,552
NET ASSETS - 100.0% $ 526,827,497
BRL Brazilian Real
CLP Chilean Peso
COP Colombia Peso
CZK Czech Republic Koruna
DOP Dominican Republic Peso
EUR Euro
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
KZT Kazakhstani Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $359,176,984 or 68.4% of Total
Investments.
(d) Perpetual security. Maturity date is not applicable.
(e) Payment in Kind Bond
(f) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $7,650,269.
(g) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(h) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(i) For fair value measurement disclosure purposes, investment classified as Level 3.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $9,467,423 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $9,653,353.

Emerging Markets Debt

Portfolio of Investments January 31, 2025
(continued)
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 4,865,591 EUR 4,700,892 Citibank N.A. 04/11/25 $ (27,896)
Total  $ (27,896)
Total unrealized appreciation on forward foreign currency contracts  $ –
Total unrealized depreciation on forward foreign currency contracts  $ (27,896)
EUR Euro
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Long-Term Investments
:
Bank loan obligations $— $1,831,030 $— $1,831,030
Common stocks 146,842 5,126,706 — 5,273,548
Corporate bonds — 237,153,511 — 237,153,511
Government bonds — 260,532,170 — 260,532,170
Structured assets — — 2,598,390 2,598,390
Investments purchased with collateral from securities lending 8,010,543 — — 8,010,543
Short-Term Investments
:
Government agency debt — 239,753 — 239,753
Repurchase agreement — 9,464,000 — 9,464,000
Investments in Derivatives
:
Forward foreign currency contracts* — (27,896) — (27,896)
Total $8,157,385 $514,319,274 $2,598,390 $525,075,049
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).

Consolidated Portfolio of Investments January 31, 2025
International Bond

(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 95.1%
BANK LOAN OBLIGATIONS - 0.2%
IRELAND - 0.1%
$ 333,375 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B4, (TSFR1M + 1.500%) 5.899% 02/12/27 $ 333,605
258,480 (a) Avolon TLB Borrower 1 (US) LLC, Term Loan B6, (TSFR1M + 1.750%) 6.049 06/22/30 258,771
TOTAL IRELAND 592,376
UNITED STATES - 0.1%
153,313 (a) Jazz Financing Lux S.a.r.l., First Lien Term Loan B, (TSFR1M + 2.250%) 6.562 05/05/28 153,920
231,957 (a) Parexel International Corporation, Term Loan B, (TSFR1M + 2.500%) 6.812 11/15/28 233,190
TOTAL UNITED STATES 387,110
TOTAL BANK LOAN OBLIGATIONS
(Cost $980,364) 979,486
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
CORPORATE BONDS - 21.7%
AUSTRALIA - 0.2%
250,000 AngloGold Ashanti Holdings plc 3.750 10/01/30 225,894
EUR 500,000 (b) Glencore Capital Finance DAC 4.154 04/29/31 536,949
TOTAL AUSTRALIA 762,843
AUSTRIA - 0.1%
EUR 600,000 (c) Erste Group Bank AG. 4.250 N/A 606,039
TOTAL AUSTRIA 606,039
BELGIUM - 0.1%
EUR 800,000 (d) Proximus SADP 0.750 11/17/36 601,793
TOTAL BELGIUM 601,793
BRAZIL - 0.1%
300,000 Suzano Austria GmbH 3.125 01/15/32 251,045
TOTAL BRAZIL 251,045
CANADA - 0.6%
GBP 500,000 (b) Bank of Montreal 5.125 10/10/28 626,593
EUR 250,000 (e) Fairfax Financial Holdings Ltd 2.750 03/29/28 254,768
1,275,000 (e) MEG Energy Corp 5.875 02/01/29 1,255,405
315,000 (e) Parkland Corp 4.625 05/01/30 293,193
TOTAL CANADA 2,429,959
CHILE - 0.3%
396,416 (e) Alfa Desarrollo S.p.A 4.550 09/27/51 293,372
300,000 Celulosa Arauco y Constitucion S.A. 3.875 11/02/27 290,112
200,000 (e) Cia Cervecerias Unidas S.A. 3.350 01/19/32 170,752
200,000 (e) Corp Nacional del Cobre de Chile 3.625 08/01/27 193,112
200,000 (e) Corp Nacional del Cobre de Chile 6.440 01/26/36 203,516
325,000 (e) Empresa Nacional de Telecomunicaciones S.A. 3.050 09/14/32 269,293
TOTAL CHILE 1,420,157
CHINA - 0.1%
300,000 (e) ENN Clean Energy International Investment Ltd 3.375 05/12/26 293,092
TOTAL CHINA 293,092
COLOMBIA - 0.1%
75,000 Ecopetrol S.A. 6.875 04/29/30 73,994
300,000 Ecopetrol S.A. 8.875 01/13/33 309,209
TOTAL COLOMBIA 383,203
DENMARK - 0.2%
GBP 500,000 Danske Bank A.S. 2.250 01/14/28 589,943
EUR 300,000 Danske Bank A.S. 4.125 01/10/31 326,920
TOTAL DENMARK 916,863
FRANCE - 1.8%
EUR 400,000 (b) Airbus SE 1.375 05/13/31 378,787
EUR 400,000 (b) AXA S.A. 3.375 05/31/34 420,935
EUR 500,000 AXA S.A. 1.375 10/07/41 454,567
EUR 400,000 (c),(d) AXA S.A. 6.375 N/A 444,276
GBP 300,000 (d) Banque Federative du Credit Mutuel S.A. 4.875 09/25/25 371,726
500,000 (c),(e) BNP Paribas S.A. 8.500 N/A 525,643

International Bond

Consolidated Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
FRANCE (continued)
EUR 800,000 BPCE S.A. 0.500% 09/15/27 $ 799,979
EUR 500,000 Credit Agricole Assurances S.A. 1.500 10/06/31 450,839
EUR 300,000 (d) Engie S.A. 3.625 12/06/26 316,207
EUR 400,000 (d) Engie S.A. 4.500 09/06/42 438,135
EUR 300,000 (d) La Poste S.A. 0.625 01/18/36 228,371
EUR 200,000 (d) RTE Reseau de Transport d'Electricite SADIR 3.750 07/04/35 211,943
EUR 600,000 (d) Societe Generale S.A. 4.000 11/16/27 641,870
EUR 500,000 (d) Societe Generale S.A. 0.500 06/12/29 475,102
EUR 400,000 (d) Societe Generale S.A. 4.875 11/21/31 441,759
EUR 600,000 (d) Thales S.A. 3.625 06/14/29 641,260
TOTAL FRANCE 7,241,399
GERMANY - 2.2%
GBP 500,000 (b) BMW International Investment BV 5.000 01/24/28 624,479
EUR 500,000 (b) Deutsche Bank AG. 1.625 01/20/27 506,459
EUR 500,000 (b) EnBW International Finance BV 4.300 05/23/34 550,533
EUR 3,050,000 (b) Kreditanstalt fuer Wiederaufbau 0.000 01/10/31 2,721,985
EUR 1,000,000 Kreditanstalt fuer Wiederaufbau 2.625 01/10/34 1,029,994
GBP 300,000 (b) Mercedes-Benz International Finance BV 5.000 07/12/27 374,610
EUR 400,000 (b) RWE AG. 2.750 05/24/30 408,986
EUR 500,000 (d) Sartorius Finance BV 4.375 09/14/29 545,937
EUR 400,000 (b) Siemens Financieringsmaatschappij NV 3.625 02/22/44 416,365
EUR 500,000 (d) Traton Finance Luxembourg S.A. 3.375 01/14/28 520,311
EUR 500,000 (b) Volkswagen Financial Services Overseas AG. 3 .750 09/10/26 525,355
EUR 500,000 (b) Volkswagen International Finance NV 3.750 09/28/27 528,464
$ 150,000 (e) ZF North America Capital, Inc 6.875 04/14/28 151,118
TOTAL GERMANY 8,904,596
GUATEMALA - 0.0%
200,000 (e) Millicom International Cellular S.A. 4.500 04/27/31 177,189
TOTAL GUATEMALA 177,189
INDIA - 0.3%
300,000 (e) Adani Electricity Mumbai Ltd 3.867 07/22/31 236,627
200,000 (e),(f) Bharti Airtel Ltd 3.250 06/03/31 178,310
200,000 (e) CA Magnum Holdings 5.375 10/31/26 196,300
250,000 (d) Power Finance Corp Ltd 3.350 05/16/31 222,848
200,000 (d) Tata Capital Ltd 5.389 07/21/28 200,712
225,000 (e) UltraTech Cement Ltd 2.800 02/16/31 195,432
TOTAL INDIA 1,230,229
INDONESIA - 0.0%
225,000 (e) Perusahaan Listrik Negara PT 4.875 07/17/49 179,260
TOTAL INDONESIA 179,260
IRELAND - 0.2%
EUR 600,000 (d) Bank of Ireland Group plc 0.375 05/10/27 604,071
EUR 320,000 (d) Bank of Ireland Group plc 5.000 07/04/31 360,718
TOTAL IRELAND 964,789
ISRAEL - 0.2%
270,000 (e) Bank Hapoalim BM 3.255 01/21/32 256,500
300,000 (e) Bank Leumi Le-Israel BM 3.275 01/29/31 291,012
400,000 (e) Israel Electric Corp Ltd 4.250 08/14/28 382,728
TOTAL ISRAEL 930,240
ITALY - 0.4%
EUR 500,000 (b) Enel Finance International NV 3.875 01/23/35 532,595
EUR 400,000 (b) Eni S.p.A 0.625 01/23/30 369,616
EUR 500,000 (b) Intesa Sanpaolo S.p.A 5.125 08/29/31 574,465
200,000 (e) Intesa Sanpaolo S.p.A 4.198 06/01/32 177,492
TOTAL ITALY 1,654,168
JAPAN - 0.3%
EUR 500,000 (d) Mizuho Financial Group, Inc 3.460 08/27/30 525,521
EUR 500,000 (d) ORIX Corp 1.919 04/20/26 513,285
TOTAL JAPAN 1,038,806
KAZAKHSTAN - 0.1%
200,000 (e) QazaqGaz NC JSC 4.375 09/26/27 191,977

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KAZAKHSTAN (continued)
$ 200,000 (e) Tengizchevroil Finance Co International Ltd 2.625% 08/15/25 $ 196,520
TOTAL KAZAKHSTAN 388,497
KOREA, REPUBLIC OF - 0.1%
250,000 (e) Kia Corp 2.750 02/14/27 239,595
TOTAL KOREA, REPUBLIC OF 239,595
LUXEMBOURG - 0.5%
EUR 1,000,000 (e) Albion Financing 1 SARL 5.250 10/15/26 1,044,785
EUR 500,000 (b) ArcelorMittal S.A. 3.125 12/13/28 513,312
EUR 500,000 (d) ProLogis International Funding II S.A. 2.375 11/14/30 494,404
TOTAL LUXEMBOURG 2,052,501
MEXICO - 0.4%
200,000 (e) Bimbo Bakeries USA, Inc 6.050 01/15/29 205,316
200,000 (e) Comision Federal de Electricidad 6.450 01/24/35 188,267
298,275 (e) FIEMEX Energia-Banco Actinver S.A. Institucion de Banca Multiple 7.250 01/31/41 289,774
200,000 (e) Nemak SAB de C.V. 3.625 06/28/31 153,679
375,000 (e) Orbia Advance Corp SAB de C.V. 1.875 05/11/26 357,889
500,000 Petroleos Mexicanos 6.840 01/23/30 452,636
TOTAL MEXICO 1,647,561
NETHERLANDS - 0.9%
EUR 700,000 (b) Cooperatieve Rabobank UA 4.233 04/25/29 756,898
EUR 400,000 (b) Heineken NV 3.625 11/15/26 422,052
EUR 500,000 (b) ING Groep NV 3.750 09/03/35 528,328
EUR 600,000 (b) Koninklijke KPN NV 3.875 02/16/36 637,930
EUR 1,300,000 (e) VZ Secured Financing BV 3.500 01/15/32 1,252,833
TOTAL NETHERLANDS 3,598,041
NIGERIA - 0.3%
EUR 1,000,000 (e) BOI Finance BV 7.500 02/16/27 1,026,923
TOTAL NIGERIA 1,026,923
NORWAY - 0.2%
EUR 500,000 (b) Statkraft AS. 3.125 12/13/26 522,895
EUR 100,000 (b) Statnett SF 3.500 06/08/33 105,650
TOTAL NORWAY 628,545
POLAND - 0.1%
EUR 150,000 (d) GTC Aurora Luxembourg S.A. 2.250 06/23/26 141,662
EUR 250,000 (d) ORLEN S.A. 1.125 05/27/28 243,078
EUR 185,000 (b) Powszechna Kasa Oszczednosci Bank Polski S.A. 3 .875 09/12/27 193,030
TOTAL POLAND 577,770
PORTUGAL - 0.1%
EUR 500,000 (d) EDP Servicios Financieros Espana SAU 4.125 04/04/29 539,128
TOTAL PORTUGAL 539,128
QATAR - 0.6%
300,000 (d) CBQ Finance Ltd 5.375 03/28/29 301,671
CNY 16,000,000 QNB Finance Ltd 3.150 02/04/26 2,207,940
TOTAL QATAR 2,509,611
ROMANIA - 0.1%
EUR 250,000 (d) NE Property BV 2.000 01/20/30 238,603
TOTAL ROMANIA 238,603
SINGAPORE - 0.2%
EUR 200,000 (d) Temasek Financial I Ltd 0.500 11/20/31 175,643
500,000 (e) United Overseas Bank Ltd 2.000 10/14/31 475,753
TOTAL SINGAPORE 651,396
SOUTH AFRICA - 0.4%
1,250,000 (d) Eskom Holdings SOC Ltd 4.314 07/23/27 1,190,187
300,000 Sasol Financing USA LLC 5.500 03/18/31 252,733
TOTAL SOUTH AFRICA 1,442,920
SPAIN - 0.3%
GBP 300,000 (d) Banco Santander S.A. 5.500 06/11/29 376,520
EUR 500,000 (b) Cepsa Finance S.A. 4.125 04/11/31 528,727

International Bond

Consolidated Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SPAIN (continued)
EUR 400,000 (b) Iberdrola Finanzas S.A. 3.000% 09/30/31 $ 411,670
TOTAL SPAIN 1,316,917
SWEDEN - 0.1%
EUR 500,000 (d) Skandinaviska Enskilda Banken AB 3.000 02/10/32 516,833
TOTAL SWEDEN 516,833
SWITZERLAND - 0.4%
EUR 750,000 (d) Cloverie plc for Zurich Insurance Co Ltd 1.500 12/15/28 740,938
EUR 500,000 UBS AG. 0.500 03/31/31 445,705
EUR 600,000 (d) UBS Group AG 0.250 11/05/28 580,483
TOTAL SWITZERLAND 1,767,126
THAILAND - 0.2%
$ 430,000 (e),(f) Bangkok Bank PCL 3.466 09/23/36 371,974
300,000 (e) Thaioil Treasury Center Co Ltd 2.500 06/18/30 253,630
TOTAL THAILAND 625,604
UNITED ARAB EMIRATES - 0.1%
200,000 (d) Abu Dhabi Commercial Bank PJSC 5.361 03/10/35 198,911
276,672 (e) Sweihan PV Power Co PJSC 3.625 01/31/49 220,662
TOTAL UNITED ARAB EMIRATES 419,573
UNITED KINGDOM - 1.7%
EUR 400,000 (d) Barclays plc 0.877 01/28/28 400,048
EUR 400,000 Barclays plc 0.577 08/09/29 381,081
GBP 200,000 (d) Barclays plc 8.407 11/14/32 265,623
EUR 400,000 (b) British Telecommunications plc 3.875 01/20/34 427,408
EUR 500,000 (b) Cadent Finance plc 3.750 04/16/33 521,611
EUR 285,000 (e),(g) ContourGlobal Power Holdings S.A. 5.000 02/28/30 300,329
UGX 3,000,000,000 (e) ICBC Standard Bank plc 14.250 06/26/34 690,926
EUR 400,000 (d) Lseg Netherlands BV 2.750 09/20/27 414,518
EUR 400,000 National Grid Electricity Distribution East Midlands plc 3.530 09/20/28 421,675
EUR 750,000 Natwest Group plc 1.750 03/02/26 778,371
EUR 500,000 (b) NatWest Group plc 3.575 09/12/32 524,603
GBP 300,000 (b) NatWest Markets plc 6.625 06/22/26 380,952
EUR 200,000 (b) Reckitt Benckiser Treasury Services plc 3.625 06/20/29 213,031
EUR 700,000 (d) Standard Chartered plc 1.200 09/23/31 701,531
GBP 600,000 (e) Vmed O2 UK Financing I plc 4.500 07/15/31 639,788
TOTAL UNITED KINGDOM 7,061,495
UNITED STATES - 7.7%
EUR 450,000 AbbVie, Inc 2.125 06/01/29 454,089
JPY 100,000,000 Aflac, Inc 0.550 03/12/30 612,957
EUR 500,000 American Medical Systems Europe BV 1.625 03/08/31 476,588
EUR 450,000 American Tower Corp 0.450 01/15/27 445,714
GBP 500,000 AT&T, Inc 2.900 12/04/26 601,054
EUR 500,000 AT&T, Inc 2.350 09/05/29 505,958
EUR 400,000 AT&T, Inc 3.150 09/04/36 397,038
EUR 500,000 (e) Avantor Funding, Inc 3.875 07/15/28 518,200
EUR 500,000 (d) Bank of America Corp 1.662 04/25/28 506,263
EUR 500,000 (d) Bank of America Corp 2.824 04/27/33 504,014
EUR 600,000 Becton Dickinson & Co 3.519 02/08/31 632,208
EUR 1,050,000 BP Capital Markets plc 1.231 05/08/31 967,453
EUR 400,000 (d) Carrier Global Corp 4.500 11/29/32 444,733
EUR 750,000 Chubb INA Holdings, Inc 1.550 03/15/28 746,782
EUR 500,000 Citigroup, Inc 1.250 07/06/26 515,161
EUR 400,000 (a),(d) Citigroup, Inc, (EURIBOR 3 M + 0.600%) 3.634 05/14/28 415,715
EUR 500,000 (b) CNH Industrial NV 3.750 06/11/31 529,299
EUR 700,000 Comcast Corp 0.250 05/20/27 687,293
EUR 750,000 (e) Coty, Inc 3.875 04/15/26 778,735
EUR 500,000 (e) Dana Financing Luxembourg Sarl 3.000 07/15/29 503,842
EUR 800,000 Dow Chemical Co 0.500 03/15/27 790,295
EUR 400,000 Duke Energy Corp 3.100 06/15/28 415,959
EUR 400,000 Duke Energy Corp 3.750 04/01/31 421,459
EUR 500,000 FedEx Corp 1.625 01/11/27 508,679
EUR 400,000 Ford Motor Credit Co LLC 5.125 02/20/29 438,466
EUR 500,000 (d) Goldman Sachs Group, Inc 0.250 01/26/28 484,186

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
EUR 300,000 (d) Goldman Sachs Group, Inc 3.500% 01/23/33 $ 313,488
EUR 295,000 (e) Goodyear Europe BV 2.750 08/15/28 290,779
EUR 700,000 (b) Haleon UK Capital plc 2.875 09/18/28 726,827
EUR 500,000 Highland Holdings Sarl 0.318 12/15/26 495,415
EUR 500,000 Honeywell International, Inc 3.750 03/01/36 525,442
EUR 600,000 International Business Machines Corp 0.650 02/11/32 526,138
EUR 250,000 (e) IQVIA, Inc 1.750 03/15/26 255,161
EUR 400,000 (d) John Deere Bank S.A. 3.300 10/15/29 421,919
EUR 400,000 Johnson & Johnson 3.200 06/01/32 423,119
EUR 800,000 (d) Liberty Mutual Group, Inc 4.625 12/02/30 884,968
GBP 600,000 McKesson Corp 3.125 02/17/29 700,348
EUR 400,000 (d) Metropolitan Life Global Funding I 1.750 05/25/25 413,590
GBP 600,000 (d) Metropolitan Life Global Funding I 4.125 09/02/25 741,142
EUR 175,000 (d) Metropolitan Life Global Funding I 3.625 03/26/34 186,437
EUR 600,000 (d) Mondelez International Holdings Netherlands BV 1.250 09/09/41 429,871
EUR 670,000 Morgan Stanley 1.342 10/23/26 687,950
EUR 500,000 Morgan Stanley 3.790 03/21/30 533,585
EUR 500,000 (d) National Grid North America, Inc 4 .061 09/03/36 529,420
GBP 400,000 (d) Nestle Holdings, Inc 5.250 09/21/26 502,158
EUR 250,000 (e) OI European Group BV 6.250 05/15/28 266,806
EUR 500,000 (e) Olympus Water US Holding Corp 3.875 10/01/28 507,328
EUR 100,000 (e) Organon Finance  LLC 2.875 04/30/28 100,459
$ 750,000 (e),(f) Organon Finance  LLC 5.125 04/30/31 678,927
GBP 400,000 (d) Pacific Life Global Funding II 5.375 11/30/28 505,920
EUR 600,000 ProLogis Euro Finance LLC 4.000 05/05/34 639,470
GBP 500,000 (d) Protective Life Global Funding 5.248 01/13/28 630,856
EUR 500,000 Raytheon Technologies Corp 2.150 05/18/30 491,247
GBP 500,000 (d) Realty Income Corp 5.000 10/15/29 616,352
EUR 450,000 Stryker Corp 2.625 11/30/30 457,279
EUR 500,000 The Procter & Gamble Company 1.875 10/30/38 450,134
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0.800 10/18/30 1,014,440
GBP 600,000 Time Warner Cable LLC 5.750 06/02/31 730,555
EUR 700,000 Verizon Communications, Inc 1.875 10/26/29 693,188
TOTAL UNITED STATES 31,672,858
TOTAL CORPORATE BONDS
(Cost $95,970,732) 88,907,167
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
GOVERNMENT BONDS - 69.4%
ANGOLA - 0.3%
1,550,000 (e) Angolan Government International Bond 8.750 04/14/32 1,376,217
TOTAL ANGOLA 1,376,217
AUSTRALIA - 2.0%
AUD 1,950,000 Australia Government Bond 1.000 12/21/30 1,016,890
AUD 1,685,000 New South Wales Treasury Corp 3.000 04/20/29 999,376
AUD 4,800,000 (e) Queensland Treasury Corp 1.750 07/20/34 2,213,500
AUD 8,300,000 Treasury Corp of Victoria 2.250 11/20/34 3,983,192
TOTAL AUSTRALIA 8,212,958
BELGIUM - 1.4%
EUR 2,125,000 (e) Kingdom of Belgium Government Bond 0.000 10/22/27 2,071,092
EUR 1,500,000 (e) Kingdom of Belgium Government Bond 0.350 06/22/32 1,302,729
EUR 285,000 Kingdom of Belgium Government Bond 3.000 06/22/34 296,557
EUR 2,850,000 (e) Kingdom of Belgium Government Bond 0.400 06/22/40 1,910,515
TOTAL BELGIUM 5,580,893
BENIN - 0.5%
EUR 1,275,000 (e) Benin Government International Bond 4.950 01/22/35 1,143,153
750,000 (e) Benin Government International Bond 8.375 01/23/41 723,750
TOTAL BENIN 1,866,903
BRAZIL - 0.4%
BRL 5,000,000 Brazil Notas do Tesouro Nacional Serie F 10.000 01/01/31 704,322

International Bond

Consolidated Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
BRAZIL (continued)
$ 750,000 Brazilian Government International Bond 6.125% 01/22/32 $ 733,604
TOTAL BRAZIL 1,437,926
BULGARIA - 0.4%
EUR 750,000 (d) Bulgaria Government International Bond 4.375 05/13/31 833,225
EUR 675,000 (d) Bulgaria Government International Bond 3.625 09/05/32 717,213
TOTAL BULGARIA 1,550,438
CAMEROON - 0.1%
EUR 650,000 (e) Republic of Cameroon International Bond 5.950 07/07/32 549,275
TOTAL CAMEROON 549,275
CANADA - 4.1%
CAD 3,050,000 (e) Canada Housing Trust No 1.100 12/15/26 2,037,321
CAD 3,075,000 (e) Canada Housing Trust No 3.550 09/15/32 2,162,370
CAD 1,825,000 Canadian Government International Bond 3.500 08/01/25 1,260,428
CAD 2,625,000 Canadian Government International Bond 2.000 06/01/28 1,769,037
CAD 1,550,000 Canadian Government International Bond 3.500 09/01/29 1,100,875
CAD 2,425,000 Canadian Government International Bond 1.500 12/01/31 1,523,044
CAD 2,275,000 Canadian Government International Bond 2.000 06/01/32 1,467,562
CAD 1,300,000 Canadian Government International Bond 5.000 06/01/37 1,065,144
CAD 1,350,000 Hydro-Quebec 4.000 02/15/55 895,866
CAD 1,300,000 Province of Ontario Canada 2.150 06/02/31 839,886
CAD 1,100,000 Province of Ontario Canada 1.900 12/02/51 485,352
CAD 1,000,000 Province of Quebec Canada 2.750 09/01/27 687,832
CAD 2,025,000 Province of Quebec Canada 5.000 12/01/41 1,539,256
TOTAL CANADA 16,833,973
CHILE - 0.2%
EUR 925,000 Chile Government International Bond 3.875 07/09/31 975,255
TOTAL CHILE 975,255
CHINA - 7.4%
CNY 31,000,000 China Government Bond 2.040 02/25/27 4,329,153
CNY 6,750,000 China Government Bond 2 .500 07/25/27 953,597
CNY 14,900,000 China Government Bond 2.910 10/14/28 2,162,623
CNY 13,800,000 China Government Bond 2.550 10/15/28 1,977,036
CNY 14,300,000 China Government Bond 2.670 05/25/33 2,121,594
CNY 13,900,000 China Government Bond 2.520 08/25/33 2,043,990
CNY 40,400,000 China Government Bond 2.040 11/25/34 5,758,743
CNY 18,900,000 China Government Bond 3.860 07/22/49 3,566,395
CNY 15,000,000 China Government Bond 3 .390 03/16/50 2,648,001
CNY 12,700,000 China Government Bond 3.810 09/14/50 2,419,581
CNY 12,400,000 China Government Bond 3.720 04/12/51 2,329,040
TOTAL CHINA 30,309,753
COLOMBIA - 0.3%
200,000 Colombia Government International Bond 8.000 11/14/35 201,585
COP 5,710,000,000 Colombian TES 7.750 09/18/30 1,195,149
TOTAL COLOMBIA 1,396,734
COSTA RICA - 0.1%
400,000 (e) Costa Rica Government International Bond 6.550 04/03/34 409,800
TOTAL COSTA RICA 409,800
COTE D'IVOIRE - 0.4%
EUR 1,000,000 (e) Ivory Coast Government International Bond 5.875 10/17/31 986,136
EUR 100,000 (e) Ivory Coast Government International Bond 4.875 01/30/32 92,402
500,000 (e) Ivory Coast Government International Bond (Step Bond) 8.250 01/30/37 486,250
TOTAL COTE D'IVOIRE 1,564,788
CYPRUS - 0.8%
EUR 1,100,000 (d) Cyprus Government International Bond 0.625 01/21/30 1,033,559
EUR 1,550,000 (d) Cyprus Government International Bond 0.950 01/20/32 1,420,288
EUR 575,000 (d) Cyprus Government International Bond 2.750 02/26/34 585,684
EUR 500,000 (d) Cyprus Government International Bond 2.750 05/03/49 432,257
TOTAL CYPRUS 3,471,788
DOMINICAN REPUBLIC - 0.5%
DOP 43,000,000 (e) Dominican Republic Central Bank Notes 13.000 12/05/25 704,688
300,000 (e) Dominican Republic Government International Bond 7 .050 02/03/31 309,525

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
DOMINICAN REPUBLIC (continued)
$ 750,000 (e) Dominican Republic Government International Bond 4.875% 09/23/32 $ 675,750
DOP 15,600,000 (e) Dominican Republic Government International Bond 11.250 09/15/35 272,076
TOTAL DOMINICAN REPUBLIC 1,962,039
ECUADOR - 0.1%
441,250 (e) Ecuador Government International Bond (Step Bond) 5.000 07/31/30 339,970
309,125 (e) Ecuador Government International Bond (Step Bond) 1.000 07/31/35 202,424
86,000 (e) Ecuador Government International Bond (Step Bond) 5.000 07/31/40 50,494
TOTAL ECUADOR 592,888
EGYPT - 0.4%
975,000 (e) Egypt Government International Bond 8.625 02/04/30 971,324
300,000 (e) Egypt Government International Bond 7.053 01/15/32 263,490
675,000 (e) Egypt Government International Bond 8.500 01/31/47 540,085
TOTAL EGYPT 1,774,899
FRANCE - 3.3%
EUR 3,775,000 (e) French Republic Government Bond OAT 0.750 11/25/28 3,660,172
EUR 2,500,000 French Republic Government Bond OAT 2.750 02/25/29 2,606,173
EUR 2,150,000 French Republic Government Bond OAT 3.500 11/25/33 2,293,757
EUR 1,600,000 (e) French Republic Government Bond OAT 4.750 04/25/35 1,876,515
EUR 2,425,000 (e) French Republic Government Bond OAT 0.500 05/25/40 1,627,521
EUR 910,000 (e) French Republic Government Bond OAT 0.750 05/25/52 474,226
EUR 1,560,000 (e) French Republic Government Bond OAT 0.750 05/25/53 792,067
TOTAL FRANCE 13,330,431
GERMANY - 4.4%
EUR 4,675,000 Bundesrepublik Deutschland 0.500 08/15/27 4,665,862
EUR 645,000 Bundesrepublik Deutschland 0.000 08/15/29 607,652
EUR 365,000 Bundesrepublik Deutschland 2.100 11/15/29 376,532
EUR 2,550,000 Bundesrepublik Deutschland 0.000 08/15/31 2,288,988
EUR 1,000,000 Bundesrepublik Deutschland 0 .000 02/15/32 885,233
EUR 1,110,000 Bundesrepublik Deutschland 2.300 02/15/33 1,146,926
EUR 7,600,000 Bundesrepublik Deutschland 1.000 05/15/38 6,443,628
EUR 3,245,000 Bundesrepublik Deutschland 0.000 08/15/52 1,626,650
TOTAL GERMANY 18,041,471
GHANA - 0.3%
562,650 (e),(h) Ghana Government International Bond 5.000 07/03/29 501,451
1,009,100 (e),(h) Ghana Government International Bond 5.000 07/03/35 736,542
TOTAL GHANA 1,237,993
GREECE - 2.0%
EUR 738,000 (e) Hellenic Republic Government Bond 3.625 06/15/35 785,985
EUR 575,000 (e) Hellenic Republic Government International Bond 3.875 03/12/29 627,022
EUR 2,300,000 (e) Hellenic Republic Government International Bond 1.500 06/18/30 2,243,427
EUR 1,300,000 (e) Hellenic Republic Government International Bond 0.750 06/18/31 1,184,453
EUR 1,100,000 (e) Hellenic Republic Government International Bond 1.750 06/18/32 1,048,640
EUR 725,000 (e) Hellenic Republic Government International Bond 3.375 06/15/34 761,524
EUR 750,000 (e) Hellenic Republic Government International Bond 4.375 07/18/38 845,865
EUR 650,000 (e) Hellenic Republic Government International Bond 4.125 06/15/54 697,964
TOTAL GREECE 8,194,880
HONDURAS - 0.2%
750,000 (e) Honduras Government International Bond 8.625 11/27/34 724,125
TOTAL HONDURAS 724,125
HUNGARY - 0.8%
EUR 550,000 (d) Hungary Government International Bond 5.000 02/22/27 593,332
HUF 555,000,000 Hungary Government International Bond 4.500 03/23/28 1,335,918
285,000 (e) Hungary Government International Bond 6 .125 05/22/28 290,791
EUR 645,000 (d) Hungary Government International Bond 4.000 07/25/29 683,764
EUR 600,000 (d) Hungary Government International Bond 1.750 06/05/35 489,154
TOTAL HUNGARY 3,392,959
INDIA - 0.0%
INR 8,150,000 India Government International Bond 7.180 08/14/33 96,258
TOTAL INDIA 96,258
INDONESIA - 0.5%
IDR 12,750,000,000 Indonesia Treasury Bond 8.375 09/15/26 802,576

International Bond

Consolidated Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDONESIA (continued)
IDR 23,600,000,000 Indonesia Treasury Bond 7.125% 06/15/43 $ 1,445,857
TOTAL INDONESIA 2,248,433
IRELAND - 0.4%
EUR 225,000 Ireland Government Bond 1.700 05/15/37 204,835
EUR 550,000 Ireland Government Bond 3.000 10/18/43 573,295
EUR 1,000,000 Ireland Government Bond 1.500 05/15/50 766,219
TOTAL IRELAND 1,544,349
ITALY - 3.8%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1.250 12/01/26 2,622,255
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0.950 09/15/27 2,621,492
EUR 975,000 Italy Buoni Poliennali Del Tesoro 0.250 03/15/28 942,769
EUR 900,000 Italy Buoni Poliennali Del Tesoro 4.000 10/30/31 986,086
EUR 725,000 (e) Italy Buoni Poliennali Del Tesoro 3.150 11/15/31 750,254
EUR 1,825,000 Italy Buoni Poliennali Del Tesoro 3.850 02/01/35 1,942,894
EUR 1,000,000 (e) Italy Buoni Poliennali Del Tesoro 3.650 08/01/35 1,042,472
EUR 1,150,000 (e) Italy Buoni Poliennali Del Tesoro 0.950 03/01/37 879,160
EUR 1,575,000 (e) Italy Buoni Poliennali Del Tesoro 5.000 08/01/39 1,840,951
EUR 950,000 (e) Italy Buoni Poliennali Del Tesoro 1.700 09/01/51 620,466
EUR 1,325,000 (e) Italy Buoni Poliennali Del Tesoro 4.300 10/01/54 1,393,847
TOTAL ITALY 15,642,646
JAPAN - 9.5%
JPY 13,000,000 Japan Finance Organization for Municipalities 0.440 08/15/25 83,781
JPY 21,000,000 Japan Finance Organization for Municipalities 0.320 01/19/26 134,978
JPY 30,000,000 Japan Finance Organization for Municipalities 0.145 02/16/26 192,398
JPY 14,000,000 Japan Finance Organization for Municipalities 0.020 05/22/26 89,465
JPY 268,000,000 Japan Government Five Year Bond 0.005 09/20/26 1,709,318
JPY 340,000,000 Japan Government Five Year Bond 0.300 09/20/28 2,152,366
JPY 319,000,000 Japan Government Five Year Bond 0.500 03/20/29 2,027,265
JPY 242,000,000 Japan Government Forty Year Bond 0.700 03/20/61 919,306
JPY 349,000,000 Japan Government Forty Year Bond 1.300 03/20/63 1,584,264
JPY 284,000,000 Japan Government Ten Year Bond 0.100 09/20/26 1,814,150
JPY 969,400,000 Japan Government Ten Year Bond 0.100 12/20/30 5,960,839
JPY 313,000,000 (h) Japan Government Ten Year Bond 1.200 12/20/34 2,011,804
JPY 457,700,000 Japan Government Thirty Year Bond 0.500 09/20/46 2,169,521
JPY 73,000,000 Japan Government Thirty Year Bond 0.600 09/20/50 326,405
JPY 278,000,000 Japan Government Thirty Year Bond 0.700 09/20/51 1,251,685
JPY 143,000,000 Japan Government Thirty Year Bond 1.300 06/20/52 748,277
JPY 233,000,000 Japan Government Thirty Year Bond 1.600 12/20/53 1,292,616
JPY 174,000,000 Japan Government Thirty Year Bond 2.200 06/20/54 1,104,710
JPY 232,000,000 (h) Japan Government Thirty Year Bond 2.100 09/20/54 1,440,065
JPY 131,800,000 Japan Government Twenty Year Bond 2.100 03/20/26 864,124
JPY 278,000,000 Japan Government Twenty Year Bond 0.600 12/20/36 1,634,218
JPY 256,000,000 Japan Government Twenty Year Bond 0.500 06/20/38 1,445,657
JPY 660,000,000 Japan Government Twenty Year Bond 0.700 09/20/38 3,812,635
JPY 185,000,000 Japan Government Twenty Year Bond 0.300 06/20/39 993,932
JPY 380,000,000 Japan Government Twenty Year Bond 0.300 09/20/39 2,030,282
JPY 212,000,000 Japan Government Twenty Year Bond 1.600 03/20/44 1,301,380
TOTAL JAPAN 39,095,441
KAZAKHSTAN - 0.2%
KZT 380,000,000 Kazakhstan Government Bond-MEOKAM 13.850 06/24/25 740,625
KZT 74,000,000 Kazakhstan Government Bond-MEUKAM 7.200 05/27/25 141,151
TOTAL KAZAKHSTAN 881,776
KENYA - 0.3%
$ 1,200,000 (e) Kenya Government International Bond 7.000 05/22/27 1,183,464
TOTAL KENYA 1,183,464
KOREA, REPUBLIC OF - 2.6%
KRW 4,350,000,000 Korea Treasury Bond 1.375 12/10/29 2,811,293
KRW 7,440,000,000 Korea Treasury Bond 2.000 06/10/31 4,896,151
KRW 1,175,000,000 Korea Treasury Bond 2.375 12/10/31 786,123
KRW 1,940,000,000 Korea Treasury Bond 2.375 09/10/38 1,279,339
KRW 800,000,000 Korea Treasury Bond 1.875 09/10/41 485,090

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KOREA, REPUBLIC OF (continued)
KRW 730,000,000 Korea Treasury Bond 2.500% 03/10/52 $ 482,711
TOTAL KOREA, REPUBLIC OF 10,740,707
LEBANON - 0.1%
$ 1,400,000 (d),(i) Lebanon Government International Bond 6.850 03/23/27 220,588
TOTAL LEBANON 220,588
MEXICO - 1.0%
MXN 9,900,000 Mexican Bonos 5.750 03/05/26 459,847
MXN 26,000,000 Mexican Bonos 8.500 11/18/38 1,097,466
EUR 1,000,000 (g) Mexico Government International Bond 5.125 05/04/37 1,025,104
1,025,000 Mexico Government International Bond 6.400 05/07/54 920,504
650,000 Mexico Government International Bond 7.375 05/13/55 654,998
TOTAL MEXICO 4,157,919
NEW ZEALAND - 0.8%
NZD 1,800,000 New Zealand Government International Bond 2.750 04/15/25 1,013,135
NZD 3,980,000 New Zealand Government International Bond 3.500 04/14/33 2,101,952
TOTAL NEW ZEALAND 3,115,087
PANAMA - 0.2%
800,000 Panama Government International Bond 8.000 03/01/38 812,051
TOTAL PANAMA 812,051
PARAGUAY - 0.1%
400,000 (e) Paraguay Government International Bond 6.000 02/09/36 396,277
TOTAL PARAGUAY 396,277
PERU - 0.5%
PEN 6,201,000 (e) Peruvian Government International Bond 5.400 08/12/34 1,515,984
210,000 Peruvian Government International Bond 5.375 02/08/35 202,874
260,000 Peruvian Government International Bond 5.875 08/08/54 248,591
TOTAL PERU 1,967,449
POLAND - 1.4%
315,000 (e) Bank Gospodarstwa Krajowego 6.250 10/31/28 328,446
EUR 800,000 (d) Bank Gospodarstwa Krajowego 4.375 03/13/39 835,541
PLN 9,150,000 Republic of Poland Government International Bond 5.750 04/25/29 2,269,551
PLN 5,400,000 Republic of Poland Government International Bond 6.000 10/25/33 1,343,735
EUR 700,000 (b) Republic of Poland Government International Bond 4.125 01/11/44 736,129
280,000 Republic of Poland Government International Bond 5.500 04/04/53 260,243
TOTAL POLAND 5,773,645
REPUBLIC OF SERBIA - 1.1%
EUR 1,700,000 (e) Serbia Government International Bond 1.500 06/26/29 1,588,342
EUR 675,000 (e) Serbia Government International Bond 1.650 03/03/33 563,915
375,000 (e) Serbia Government International Bond 6.500 09/26/33 388,031
RSD 110,000,000 Serbia Treasury Bonds 7.000 10/26/31 1,098,782
RSD 101,500,000 Serbia Treasury Bonds 4.500 08/20/32 878,992
TOTAL REPUBLIC OF SERBIA 4,518,062
ROMANIA - 0.7%
RON 7,590,000 Romanian Government International Bond 8.000 04/29/30 1,611,881
EUR 800,000 (e) Romanian Government International Bond 2.000 01/28/32 653,313
EUR 850,000 (e) Romanian Government International Bond 2.000 04/14/33 668,867
TOTAL ROMANIA 2,934,061
RWANDA - 0.2%
1,225,000 (e) Rwanda International Government Bond 5.500 08/09/31 1,020,084
TOTAL RWANDA 1,020,084
SAUDI ARABIA - 0.2%
750,000 (e) Saudi Government International Bond 5.625 01/13/35 757,614
TOTAL SAUDI ARABIA 757,614
SENEGAL - 0.3%
EUR 525,000 (e) Senegal Government International Bond 4.750 03/13/28 506,786
EUR 825,000 (e) Senegal Government International Bond 5.375 06/08/37 622,054
TOTAL SENEGAL 1,128,840
SOUTH AFRICA - 1.0%
1,025,000 Republic of South Africa Government International Bond 5.875 06/22/30 989,512
ZAR 20,900,000 Republic of South Africa Government International Bond 8.875 02/28/35 1,012,766
1,175,000 (e) Republic of South Africa Government International Bond 7.100 11/19/36 1,148,642

International Bond

Consolidated Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SOUTH AFRICA (continued)
ZAR 7,800,000 Republic of South Africa Government International Bond 8.750% 01/31/44 $ 334,901
$ 500,000 Republic of South Africa Government International Bond 7.300 04/20/52 453,265
TOTAL SOUTH AFRICA 3,939,086
SPAIN - 3.3%
EUR 1,095,000 (e) Spain Government International Bond 1.400 07/30/28 1,096,909
EUR 1,875,000 (e) Spain Government International Bond 0.600 10/31/29 1,775,249
EUR 985,000 (e) Spain Government International Bond 0.100 04/30/31 870,011
EUR 1,625,000 (d),(e) Spain Government International Bond 3.250 04/30/34 1,714,231
EUR 975,000 (e) Spain Government International Bond 3.150 04/30/35 1,013,954
EUR 2,175,000 (e) Spain Government International Bond 3.900 07/30/39 2,374,294
EUR 6,000,000 (e) Spain Government International Bond 1.200 10/31/40 4,516,024
TOTAL SPAIN 13,360,672
SUPRANATIONAL - 2.1%
GBP 695,000 African Development Bank 0.500 06/22/26 818,306
INR 52,500,000 Asian Development Bank 6.200 10/06/26 600,747
CNY 7,000,000 Asian Infrastructure Investment Bank 2.500 03/24/25 963,169
INR 41,700,000 Asian Infrastructure Investment Bank 6.000 12/08/31 447,674
1,250,000 (e) Banque Ouest Africaine de Developpement 4.700 10/22/31 1,120,312
EUR 650,000 (e) Banque Ouest Africaine de Developpement 2.750 01/22/33 572,253
INR 33,000,000 Inter-American Development Bank 7.000 04/17/33 383,598
INR 41,300,000 International Bank for Reconstruction & Development 5.500 01/21/27 462,892
IDR 31,200,000,000 International Bank for Reconstruction & Development 6.250 01/12/28 1,894,452
GBP 700,000 International Finance Corp 0.250 12/15/25 837,346
GBP 400,000 (d) International Finance Facility for Immunisation Co 2.750 06/07/25 492,497
TOTAL SUPRANATIONAL 8,593,246
THAILAND - 0.5%
THB 12,000,000 Thailand Government International Bond 1.585 12/17/35 330,099
THB 27,500,000 Thailand Government International Bond 3.300 06/17/38 888,599
THB 29,000,000 Thailand Government International Bond 2.000 06/17/42 783,121
TOTAL THAILAND 2,001,819
TURKEY - 0.7%
TRY 42,000,000 Turkiye Government International Bond 12.600 10/01/25 1,020,471
EUR 1,000,000 Turkiye Government International Bond 5.875 05/21/30 1,088,670
700,000 Turkiye Government International Bond 6.500 01/03/35 661,025
TOTAL TURKEY 2,770,166
UKRAINE - 0.1%
28,006 (e) Ukraine Government International Bond 0.000 02/01/30 15,781
104,654 (e) Ukraine Government International Bond 0.000 02/01/34 45,158
230,715 (e) Ukraine Government International Bond 1.750 02/01/34 130,008
88,440 (e) Ukraine Government International Bond 0.000 02/01/35 54,656
205,080 (e) Ukraine Government International Bond 1.750 02/01/35 113,717
73,700 (e) Ukraine Government International Bond 0.000 02/01/36 45,444
76,905 (e) Ukraine Government International Bond 1.750 02/01/36 42,144
TOTAL UKRAINE 446,908
UNITED KINGDOM - 5.6%
GBP 1,230,000 United Kingdom Gilt 0.125 01/31/28 1,363,124
GBP 900,000 United Kingdom Gilt 1.625 10/22/28 1,024,160
GBP 1,735,000 United Kingdom Gilt 0.500 01/31/29 1,870,107
GBP 450,000 United Kingdom Gilt 0.250 07/31/31 433,203
GBP 2,100,000 United Kingdom Gilt 4.000 10/22/31 2,553,721
GBP 660,000 United Kingdom Gilt 3.250 01/31/33 754,004
GBP 1,100,000 United Kingdom Gilt 0.875 07/31/33 1,022,132
GBP 760,000 United Kingdom Gilt 4.625 01/31/34 948,748
GBP 2,030,000 United Kingdom Gilt 4.250 07/31/34 2,463,195
GBP 3,895,000 United Kingdom Gilt 1.750 09/07/37 3,478,865
GBP 1,300,000 United Kingdom Gilt 3.750 01/29/38 1,453,910
GBP 1,450,000 United Kingdom Gilt 1.250 10/22/41 1,052,484
GBP 900,000 United Kingdom Gilt 0.875 01/31/46 519,699
GBP 1,200,000 United Kingdom Gilt 4.250 12/07/49 1,310,326
GBP 2,760,000 United Kingdom Gilt 0.625 10/22/50 1,283,405

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED KINGDOM (continued)
GBP 2,150,000 United Kingdom Gilt 1.500% 07/31/53 $ 1,240,587
TOTAL UNITED KINGDOM 22,771,670
UNITED STATES - 1.0%
$ 2,090,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.100%) 7.451 03/25/42 2,173,414
1,670,000 (a),(e) Freddie Mac STACR REMIC Trust, (SOFR30A + 3.250%) 7.599 04/25/43 1,773,108
TOTAL UNITED STATES 3,946,522
URUGUAY - 0.4%
1,000,000 Oriental Republic of Uruguay 5.250 09/10/60 899,993
UYU 40,600,000 Uruguay Government International Bond 8.250 05/21/31 870,067
TOTAL URUGUAY 1,770,060
UZBEKISTAN - 0.4%
UZS 7,970,000,000 (e) Republic of Uzbekistan International Bond 16.625 05/29/27 608,715
1,130,000 (e) Republic of Uzbekistan International Bond 7.850 10/12/28 1,175,207
TOTAL UZBEKISTAN 1,783,922
TOTAL GOVERNMENT BONDS
(Cost $321,561,152) 284,407,208
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
STRUCTURED ASSETS - 3.8%
IRELAND - 1.9%
837,843 (a),(e) Atom Mortgage Securities DAC, (SONIA Interest Rate Benchmark + 1.900%) 6.627 07/22/31 925,696
Series - 2021 1A (Class D)
1,129,757 (a),(e) Bruegel 2021 DAC, (EURIBOR 3 M + 2.470%) 5.470 05/22/31 1,107,462
Series - 2021 1A (Class D)
1,844,360 (a),(e) Frost CMBS DAC, (SONIA Interest Rate Benchmark + 2.900%) 7.628 11/20/33 2,267,346
Series - 2021 1A (Class GBD)
1,079,778 (a),(e) Last Mile Securities, (EURIBOR 3 M + 2.350%) 5.355 08/17/31 1,119,424
Series - 2021 1A (Class D)
347,448 (a),(e) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.300%) 6.027 05/17/31 430,700
Series - 2021 UK1A (Class B)
1,035,395 (a),(e) Taurus UK DAC, (SONIA Interest Rate Benchmark + 1.650%) 6.377 05/17/31 1,283,462
Series - 2021 UK1A (Class C)
297,813 (a),(e) Taurus UK DAC, (SONIA Interest Rate Benchmark + 2.600%) 7.327 05/17/31 368,553
Series - 2021 UK1A (Class D)
390,000 (a),(e) Thunder Logistics DAC, (EURIBOR 3 M + 2.550%) 0.000 11/17/36 409,193
Series - 2024 1A (Class C)
TOTAL IRELAND 7,911,836
ITALY - 0.2%
893,385 (a),(e) Cassia SRL, (EURIBOR 3 M + 3.500%) 6.500 05/22/34 926,495
Series - 2022 1A (Class B)
TOTAL ITALY 926,495
UNITED STATES - 1.7%
2,000,000 (a),(e) Alen Mortgage Trust, (TSFR1M + 2.364%) 6.671 04/15/34 1,439,500
Series - 2021 ACEN (Class C)
300,000 (a),(e) BX Commercial Mortgage Trust 6.229 11/15/41 207,277
Series - 2024 PURE (Class C)
180,443 Carvana Auto Receivables Trust 1.270 03/10/28 173,809
Series - 2021 N2 (Class D)
1,500,000 (a) COMM Mortgage Trust 4.348 08/10/48 1,386,615
Series - 2015 CR24 (Class C)
1,100,000 (a),(e) Connecticut Avenue Securities Trust, (SOFR30A + 3.500%) 7.851 03/25/42 1,153,180
Series - 2022 R03 (Class 1M2)
275,419 (e) Diamond Resorts Owner Trust 2.700 11/21/33 269,893
Series - 2021 1A (Class C)
1,498,256 (a),(e) ELP Commercial Mortgage Trust, (TSFR1M + 2.781%) 7.088 11/15/38 1,501,782
Series - 2021 ELP (Class F)
120,460 (e) MVW LLC 1.940 01/22/41 112,791
Series - 2021 1WA (Class C)
280,948 (e) Oportun Issuance Trust 1.960 05/08/31 274,430
Series - 2021 B (Class B)

International Bond

Consolidated Portfolio of Investments January 31, 2025
(continued)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UNITED STATES (continued)
$ 280,948 (e) Oportun Issuance Trust 3.650% 05/08/31 $ 277,268
Series - 2021 B (Class C)
TOTAL UNITED STATES 6,796,545
TOTAL STRUCTURED ASSETS
(Cost $17,132,690) 15,634,876
TOTAL LONG-TERM INVESTMENTS
(Cost $435,644,938) 389,928,737
SHARES DESCRIPTION RATE VALUE
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 0.3%
1,264,116 (j) State Street Navigator Securities Lending Government Money Market Portfolio 4.390 (k) 1,264,116
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING
(Cost $1,264,116) 1,264,116
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS - 2.8%
REPURCHASE AGREEMENT - 1.6%
6,585,000 (l) Fixed Income Clearing Corporation 4.340 02/03/25 6,585,000
TOTAL REPURCHASE AGREEMENT 6,585,000
TREASURY DEBT - 1.2%
5,000,000 United States Treasury Bill 0.000 02/25/25 4,987,018
TOTAL TREASURY DEBT 4,987,018
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,570,783) 11,572,018
TOTAL INVESTMENTS - 98.2%
(Cost $448,479,837) 402,764,871
OTHER ASSETS & LIABILITIES, NET - 1.8% 7,259,590
NET ASSETS - 100.0% $ 410,024,461
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
COP Colombia Peso
DOP Dominican Republic Peso
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstani Tenge
M Month
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SOFR30A 30 Day Average Secured Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
TRY Turkish Lira
TSFR1M CME Term Secured Overnight Financing Rate 1 Month
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand

Principal denominated in U.S. Dollars, unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) All or a portion of this security is owned by Nuveen International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
(c) Perpetual security. Maturity date is not applicable.
(d) All or a portion of this security is owned by Nuveen International Bond Offshore Limited which is a 100% owned subsidiary of the fund.
(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $112,021,604 or 27.8% of Total
Investments.
(f) All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,215,860.
(g) When-issued or delayed delivery security.
(h) Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(i) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(j) Investments made with cash collateral received from securities on loan.
(k) The rate shown is the one-day yield as of the end of the reporting period.
(l) Agreement with Fixed Income Clearing Corporation, 4.340% dated 1/31/25 to be repurchased at $6,587,382 on 2/3/25, collateralized by Government Agency Securities, with coupon rate
1.750% and maturity date 11/15/29, valued at $6,716,747.

International Bond

Consolidated Portfolio of Investments January 31, 2025
(continued)
Investments in Derivatives
Forward Foreign Currency Contracts
Currency
Purchased Receive
Currency
Sold Deliver Counterparty Settlement Date
Unrealized
Appreciation
(Depreciation)
$ 1,257,113 EUR 1,221,113 Australia and New Zealand Banking Group 04/11/25 $ (14,028)
$ 16,818,163 EUR 16,251,341 Bank of America 04/11/25 (138,210)
$ 760,309 EUR 736,359 Bank of America 04/11/25 (6,218)
$ 213,350 EUR 206,361 Bank of America 04/11/25 (1,465)
$ 1,016,453 EUR 972,563 Bank of America 04/11/25 4,045
$ 517,467 EUR 497,640 Bank of America 04/11/25 (561)
$ 2,034,918 GBP 1,657,824 Bank of America 04/11/25 (27,984)
$ 38,114,361 GBP 31,043,426 Bank of America 04/11/25 (367,536)
$ 611,618 GBP 499,835 Bank of America 04/11/25 (10,348)
$ 1,705,233 RON 8,246,347 Bank of America 02/14/25 (13,415)
EUR 497,640 $ 515,955 Bank of America 02/10/25 522
EUR 286,792 $ 296,601 Bank of America 04/11/25 1,940
EUR 524,134 $ 545,016 Bank of America 04/11/25 591
GBP 517,303 $ 630,650 Bank of America 04/11/25 13,052
$ 1,509,021 EUR 1,450,489 Citibank N.A. 04/11/25 (894)
$ 345,486 ZAR 6,533,150 Citibank N.A. 02/14/25 (3,802)
$ 8,210,552 AUD 13,244,863 Morgan Stanley 04/11/25 (26,776)
$ 14,060,328 CAD 20,175,133 Morgan Stanley 04/11/25 135,596
$ 513,859 EUR 496,905 Morgan Stanley 04/11/25 (3,404)
$ 308,143 EUR 297,810 Morgan Stanley 04/11/25 (1,868)
$ 138,029 EUR 132,526 Morgan Stanley 04/11/25 74
$ 673,742 HUF 271,128,992 Morgan Stanley 02/14/25 (15,067)
$ 37,130,965 JPY 5,807,411,765 Morgan Stanley 04/11/25 (617,905)
$ 2,019,428 JPY 312,590,141 Morgan Stanley 04/11/25 (12,445)
$ 948,686 MXN 19,513,942 Morgan Stanley 02/14/25 8,979
$ 3,110,671 NZD 5,554,889 Morgan Stanley 04/11/25 (26,597)
$ 764,767 PEN 2,884,693 Morgan Stanley 02/18/25 (9,677)
$ 2,730,549 PLN 11,341,700 Morgan Stanley 02/14/25 (57,236)
$ 1,943,377 THB 67,176,327 Morgan Stanley 02/18/25 (53,487)
EUR 1,929,322 $ 1,995,150 Morgan Stanley 04/11/25 13,215
EUR 3,285,013 $ 3,375,359 Morgan Stanley 04/11/25 44,239
$ 33,219,189 CNH 240,000,000 Standard Chartered Bank 03/17/25 382,395
$ 4,297,085 IDR 69,675,510,000 Standard Chartered Bank 02/18/25 28,446
$ 10,709,610 KRW 15,609,150,000 Standard Chartered Bank 02/18/25 (8,159)
$ 3,000,305 CAD 4,299,243 Toronto Dominion Bank 04/11/25 32,999
$ 150,818,696 EUR 145,805,537 Toronto Dominion Bank 04/11/25 (960,440)
$ 516,142 EUR 498,570 Toronto Dominion Bank 04/11/25 (2,854)
$ 473,568 EUR 457,885 Toronto Dominion Bank 04/11/25 (3,076)
EUR 6,696,205 $ 6,926,438 Toronto Dominion Bank 04/11/25 44,109
Total  $ (1,673,250)
Total unrealized appreciation on forward foreign currency contracts  $ 710,202
Total unrealized depreciation on forward foreign currency contracts  $ (2,383,452)
AUD Australian Dollar
CAD Canadian Dollar
CNH Chinese Yuan Renminbi Offshore
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesia Rupiah
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
PEN Peruvian Sol
PLN Polish Zloty
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part
F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund's investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
International Bond
Long-Term Investments
:
Bank loan obligations $— $979,486 $— $979,486
Corporate bonds — 88,907,167 — 88,907,167
Government bonds — 284,407,208 — 284,407,208
Structured assets — 15,634,876 — 15,634,876
Investments purchased with collateral from securities lending 1,264,116 — — 1,264,116
Short-Term Investments
:
Repurchase agreement — 6,585,000 — 6,585,000
Treasury debt — 4,987,018 — 4,987,018
Investments in Derivatives
:
Forward foreign currency contracts* — (1,673,250) — (1,673,250)
Total $1,264,116 $399,827,505 $— $401,091,621
1 1 1 1 1
* Represents net unrealized appreciation (depreciation).